UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2005 Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund

Semi-Annual Report
September 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Securitized Fund	8.2
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Treasury Bill Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Government Money Market Fund 3.00%	2.1
80.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.15% to 3.29% 12/15/22 to 12/29/22 (b) (Cost $59,564)	60,000	59,597

Domestic Equity Funds - 7.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	114,342	1,147,991
Fidelity Series Commodity Strategy Fund (c)	473,610	989,844
Fidelity Series Large Cap Growth Index Fund (c)	54,477	726,172
Fidelity Series Large Cap Stock Fund (c)	54,528	805,378
Fidelity Series Large Cap Value Index Fund (c)	121,985	1,551,648
Fidelity Series Small Cap Opportunities Fund (c)	34,940	376,658
Fidelity Series Value Discovery Fund (c)	41,246	567,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,931,187)		6,165,653

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	56,818	704,547
Fidelity Series Emerging Markets Fund (c)	67,265	486,998
Fidelity Series Emerging Markets Opportunities Fund (c)	318,663	4,626,986
Fidelity Series International Growth Fund (c)	111,293	1,426,772
Fidelity Series International Index Fund (c)	67,138	596,857
Fidelity Series International Small Cap Fund (c)	31,057	424,854
Fidelity Series International Value Fund (c)	166,707	1,432,017
Fidelity Series Overseas Fund (c)	151,099	1,439,969
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,723,086)		11,139,000

Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,714,489	16,544,823
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	9,504	75,934
Fidelity Series Corporate Bond Fund (c)	726,779	6,344,780
Fidelity Series Emerging Markets Debt Fund (c)	61,725	423,434
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	17,874	142,457
Fidelity Series Floating Rate High Income Fund (c)	9,627	83,754
Fidelity Series Government Bond Index Fund (c)	1,042,299	9,516,185
Fidelity Series High Income Fund (c)	56,831	447,826
Fidelity Series International Developed Markets Bond Index Fund (c)	391,074	3,331,954
Fidelity Series Investment Grade Bond Fund (c)	994,869	9,709,917
Fidelity Series Investment Grade Securitized Fund (c)	772,124	6,763,809
Fidelity Series Long-Term Treasury Bond Index Fund (c)	502,137	2,997,757
Fidelity Series Real Estate Income Fund (c)	22,357	212,837
TOTAL BOND FUNDS (Cost $64,181,529)		56,595,467

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	69,267	69,280
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,750,039	1,750,039
Fidelity Series Short-Term Credit Fund (c)	181,829	1,723,741
Fidelity Series Treasury Bill Index Fund (c)	533,539	5,314,047
TOTAL SHORT-TERM FUNDS (Cost $8,959,911)		8,857,107

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $93,855,277)	82,816,824
NET OTHER ASSETS (LIABILITIES) - 0.0%	438
NET ASSETS - 100.0%	82,817,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	Dec 2022	1,456,813	(89,630)	(89,630)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2022	137,000	(1,838)	(1,838)

TOTAL PURCHASED					(91,468)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Dec 2022	360,150	9,189	9,189
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Dec 2022	332,120	23,879	23,879
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Dec 2022	87,150	47	47

TOTAL SOLD					33,115

TOTAL FUTURES CONTRACTS					(58,353)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,597.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,602	237,366	170,688	784	-	-	69,280	0.0%
Total	2,602	237,366	170,688	784	-	-	69,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,154,543	5,978,449	2,942,803	-	(32,439)	(612,927)	16,544,823
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,838	725,588	721,515	-	(7,303)	(8,674)	75,934
Fidelity Series Blue Chip Growth Fund	1,238,536	575,497	262,307	36,486	(56,525)	(347,210)	1,147,991
Fidelity Series Canada Fund	767,722	196,481	99,118	-	(3,354)	(157,184)	704,547
Fidelity Series Commodity Strategy Fund	1,313,014	919,164	472,692	657,667	(125,055)	(644,587)	989,844
Fidelity Series Corporate Bond Fund	7,191,598	1,297,211	1,169,316	110,547	(91,758)	(882,955)	6,344,780
Fidelity Series Emerging Markets Debt Fund	451,509	112,726	61,031	12,023	(3,725)	(76,045)	423,434
Fidelity Series Emerging Markets Debt Local Currency Fund	149,989	29,822	19,635	-	(1,565)	(16,154)	142,457
Fidelity Series Emerging Markets Fund	537,999	148,721	73,332	-	(9,708)	(116,682)	486,998
Fidelity Series Emerging Markets Opportunities Fund	4,847,748	1,536,175	661,963	-	(147,904)	(947,070)	4,626,986
Fidelity Series Floating Rate High Income Fund	89,908	16,936	18,416	2,296	(316)	(4,358)	83,754
Fidelity Series Government Bond Index Fund	10,060,203	1,879,782	1,561,775	78,527	(63,679)	(798,346)	9,516,185
Fidelity Series Government Money Market Fund 3.00%	2,229,807	352,098	831,869	11,878	3	-	1,750,039
Fidelity Series High Income Fund	532,491	99,729	115,712	13,169	(7,167)	(61,515)	447,826
Fidelity Series Inflation-Protected Bond Index Fund	1,770,102	78,446	1,814,989	10,246	39,663	(73,222)	-
Fidelity Series International Developed Markets Bond Index Fund	2,800,346	1,331,819	516,335	4,736	(27,865)	(256,011)	3,331,954
Fidelity Series International Growth Fund	1,538,669	518,634	259,508	-	(25,656)	(345,367)	1,426,772
Fidelity Series International Index Fund	652,041	184,181	85,535	-	(6,031)	(147,799)	596,857
Fidelity Series International Small Cap Fund	485,267	122,774	64,347	-	(4,911)	(113,929)	424,854
Fidelity Series International Value Fund	1,554,286	460,417	223,174	-	(11,544)	(347,968)	1,432,017
Fidelity Series Investment Grade Bond Fund	10,581,267	1,941,089	1,694,991	144,834	(77,430)	(1,040,018)	9,709,917
Fidelity Series Investment Grade Securitized Fund	7,412,749	1,318,835	1,242,904	71,615	(66,226)	(658,645)	6,763,809
Fidelity Series Large Cap Growth Index Fund	780,226	305,126	156,718	4,782	(12,504)	(189,958)	726,172
Fidelity Series Large Cap Stock Fund	870,703	329,829	192,875	45,581	(10,273)	(192,006)	805,378
Fidelity Series Large Cap Value Index Fund	1,666,777	492,241	314,877	-	(7,940)	(284,553)	1,551,648
Fidelity Series Long-Term Treasury Bond Index Fund	3,267,960	935,583	452,581	40,040	(35,822)	(717,383)	2,997,757
Fidelity Series Overseas Fund	1,547,268	533,180	233,153	-	(22,463)	(384,863)	1,439,969
Fidelity Series Real Estate Income Fund	325,971	139,997	210,215	12,986	(7,494)	(35,422)	212,837
Fidelity Series Short-Term Credit Fund	2,234,044	340,530	799,370	14,715	(21,609)	(29,854)	1,723,741
Fidelity Series Small Cap Opportunities Fund	418,957	125,924	77,505	16,681	(9,055)	(81,663)	376,658
Fidelity Series Treasury Bill Index Fund	6,690,003	1,153,855	2,514,466	42,857	(2,955)	(12,390)	5,314,047
Fidelity Series Value Discovery Fund	616,269	158,929	120,674	-	(5,622)	(80,940)	567,962
	88,865,810	24,339,768	19,985,701	1,331,666	(866,232)	(9,665,698)	82,687,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	59,597	-	59,597	-

Domestic Equity Funds	6,165,653	6,165,653	-	-

International Equity Funds	11,139,000	11,139,000	-	-

Bond Funds	56,595,467	56,595,467	-	-

Short-Term Funds	8,857,107	8,857,107	-	-
Total Investments in Securities:	82,816,824	82,757,227	59,597	-
Derivative Instruments:

Assets
Futures Contracts	33,115	33,115	-	-
Total Assets	33,115	33,115	-	-

Liabilities
Futures Contracts	(91,468)	(91,468)	-	-
Total Liabilities	(91,468)	(91,468)	-	-
Total Derivative Instruments:	(58,353)	(58,353)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	33,115	0
Total Equity Risk	33,115	0
Interest Rate Risk
Futures Contracts (a)	0	(91,468)
Total Interest Rate Risk	0	(91,468)
Total Value of Derivatives	33,115	(91,468)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $59,564)		$59,597
Fidelity Central Funds (cost $69,280)		69,280
Other affiliated issuers (cost $93,726,433)		82,687,947

Total Investment in Securities (cost $93,855,277)			$82,816,824
Receivable for investments sold			702,393
Receivable for fund shares sold			30,946
Distributions receivable from Fidelity Central Funds			208
Total assets			83,550,371
Liabilities
Payable to custodian bank		$7,448
Payable for investments purchased		606,920
Payable for fund shares redeemed		101,519
Accrued management fee		15,637
Distribution and service plan fees payable		942
Payable for daily variation margin on futures contracts		643
Total Liabilities			733,109
Net Assets			$82,817,262
Net Assets consist of:
Paid in capital			$94,745,451
Total accumulated earnings (loss)			(11,928,189)
Net Assets			$82,817,262

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,713,854 ÷ 296,902 shares) (a)			$9.14
Maximum offering price per share (100/94.25 of $9.14)			$9.70
Class M :
Net Asset Value and redemption price per share ($115,698 ÷ 12,671 shares) (a)			$9.13
Maximum offering price per share (100/96.50 of $9.13)			$9.46
Class C :
Net Asset Value and offering price per share ($378,770 ÷ 41,973 shares) (a)			$9.02
Fidelity Freedom Blend Income Fund :
Net Asset Value , offering price and redemption price per share ($4,320,271 ÷ 471,936 shares)			$9.15
Class K :
Net Asset Value , offering price and redemption price per share ($675,594 ÷ 73,768 shares)			$9.16
Class K6 :
Net Asset Value , offering price and redemption price per share ($33,990,171 ÷ 3,710,007 shares)			$9.16
Class I :
Net Asset Value , offering price and redemption price per share ($2,099,024 ÷ 229,337 shares)			$9.15
Class Z :
Net Asset Value , offering price and redemption price per share ($1,002,600 ÷ 109,496 shares)			$9.16
Class Z6 :
Net Asset Value , offering price and redemption price per share ($16,399,443 ÷ 1,789,806 shares)			$9.16
Premier Class :
Net Asset Value , offering price and redemption price per share ($21,121,837 ÷ 2,307,152 shares)			$9.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,239,425
Interest		408
Income from Fidelity Central Funds		784
Total Income		1,240,617
Expenses
Management fee	$98,544
Distribution and service plan fees	5,640
Independent trustees' fees and expenses	145
Total expenses before reductions	104,329
Expense reductions	(36)
Total expenses after reductions		104,293
Net Investment income (loss)		1,136,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(865,754)
Futures contracts	(3,484)
Capital gain distributions from underlying funds:
Affiliated issuers	92,241
Total net realized gain (loss)		(776,997)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	32
Affiliated issuers	(9,666,176)
Futures contracts	(71,981)
Total change in net unrealized appreciation (depreciation)		(9,738,125)
Net gain (loss)		(10,515,122)
Net increase (decrease) in net assets resulting from operations		$(9,378,798)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,136,324	$2,033,694
Net realized gain (loss)	(776,997)	1,195,873
Change in net unrealized appreciation (depreciation)	(9,738,125)	(4,815,366)
Net increase (decrease) in net assets resulting from operations	(9,378,798)	(1,585,799)
Distributions to shareholders	(1,545,231)	(3,306,345)
Share transactions - net increase (decrease)	4,809,225	31,763,019
Total increase (decrease) in net assets	(6,114,804)	26,870,875

Net Assets
Beginning of period	88,932,066	62,061,191
End of period	$82,817,262	$88,932,066

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.07	.16	.11
Net realized and unrealized gain (loss)	(1.20)	(.33)	1.12	.01 D	.08
Total from investment operations	(1.09)	(.13)	1.19	.17	.19
Distributions from net investment income	(.03)	(.21)	(.08)	(.15)	(.11)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.16)	(.40)	(.25)	(.22)	(.16)
Net asset value, end of period	$9.14	$10.39	$10.92	$9.98	$10.03
Total Return E,F,G	(10.61)%	(1.30)%	11.94%	1.60%	1.91%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J	.71%	.71%	.71%	.71% J
Expenses net of fee waivers, if any	.66% J	.71%	.71%	.71%	.71% J
Expenses net of all reductions	.66% J	.71%	.71%	.71%	.71% J
Net investment income (loss)	2.25% J	1.79%	.67%	1.55%	1.95% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,714	$2,623	$1,423	$699	$107
Portfolio turnover rate K	47% J	62%	49%	44%	48% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.17	.05	.13	.10
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.11	.01 D	.07
Total from investment operations	(1.11)	(.15)	1.16	.14	.17
Distributions from net investment income	(.02)	(.20)	(.05)	(.12)	(.09)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.14) E	(.39)	(.22)	(.19)	(.14)
Net asset value, end of period	$9.13	$10.38	$10.92	$9.98	$10.03
Total Return F,G,H	(10.75)%	(1.51)%	11.65%	1.35%	1.76%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.91% K	.96%	.96%	.96%	.96% K
Expenses net of fee waivers, if any	.91% K	.96%	.96%	.96%	.96% K
Expenses net of all reductions	.91% K	.96%	.96%	.96%	.96% K
Net investment income (loss)	2.00% K	1.54%	.42%	1.30%	1.70% K
Supplemental Data
Net assets, end of period (000 omitted)	$116	$139	$195	$156	$102
Portfolio turnover rate L	47% K	62%	49%	44%	48% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.85	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.11	(.01)	.08	.07
Net realized and unrealized gain (loss)	(1.19)	(.31)	1.11	.01 D	.07
Total from investment operations	(1.12)	(.20)	1.10	.09	.14
Distributions from net investment income	- E	(.18)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.13)	(.38) F	(.20)	(.15)	(.13)
Net asset value, end of period	$9.02	$10.27	$10.85	$9.95	$10.01
Total Return G,H,I	(10.98)%	(2.04)%	11.10%	.85%	1.45%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.41% L	1.46%	1.46%	1.46%	1.47% L,M
Expenses net of fee waivers, if any	1.41% L	1.46%	1.46%	1.46%	1.47% L,M
Expenses net of all reductions	1.41% L	1.46%	1.46%	1.46%	1.47% L,M
Net investment income (loss)	1.50% L	1.04%	(.09)%	.81%	1.19% L
Supplemental Data
Net assets, end of period (000 omitted)	$379	$518	$711	$228	$123
Portfolio turnover rate N	47% L	62%	49%	44%	48% L

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the contingent deferred sales charge.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.93	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.10	.18	.13
Net realized and unrealized gain (loss)	(1.21)	(.31)	1.12	.01 D	.07
Total from investment operations	(1.09)	(.09)	1.22	.19	.20
Distributions from net investment income	(.04)	(.23)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.17)	(.43) E	(.27)	(.24)	(.17)
Net asset value, end of period	$9.15	$10.41	$10.93	$9.98	$10.03
Total Return F,G	(10.59)%	(1.01)%	12.29%	1.83%	2.04%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J	.46%	.46%	.46%	.46% J
Expenses net of fee waivers, if any	.41% J	.46%	.46%	.46%	.46% J
Expenses net of all reductions	.41% J	.46%	.46%	.46%	.46% J
Net investment income (loss)	2.50% J	2.04%	.92%	1.80%	2.20% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,320	$5,424	$5,977	$2,729	$378
Portfolio turnover rate K	47% J	62%	49%	44%	48% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.12	- D	.08
Total from investment operations	(1.08)	(.09)	1.23	.20	.21
Distributions from net investment income	(.05)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.17) E	(.44)	(.28)	(.25)	(.17)
Net asset value, end of period	$9.16	$10.41	$10.94	$9.99	$10.04
Total Return F,G	(10.45)%	(.99)%	12.37%	1.90%	2.20%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.31% J	.36%	.36%	.36%	.36% J
Expenses net of fee waivers, if any	.31% J	.36%	.36%	.36%	.36% J
Expenses net of all reductions	.31% J	.36%	.36%	.36%	.36% J
Net investment income (loss)	2.60% J	2.14%	1.02%	1.90%	2.30% J
Supplemental Data
Net assets, end of period (000 omitted)	$676	$1,069	$564	$404	$102
Portfolio turnover rate K	47% J	62%	49%	44%	48% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.25	.12	.21	.14
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.12	- D	.08
Total from investment operations	(1.08)	(.07)	1.24	.21	.22
Distributions from net investment income	(.05)	(.26)	(.12)	(.19)	(.13)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.18)	(.45)	(.29)	(.26)	(.18)
Net asset value, end of period	$9.16	$10.42	$10.94	$9.99	$10.04
Total Return E,F	(10.48)%	(.81)%	12.50%	1.97%	2.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.70% I	2.24%	1.12%	2.00%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$33,990	$35,899	$51,220	$38,898	$1,658
Portfolio turnover rate J	47% I	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.10	.19	.13
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.13	(.01)	.08
Total from investment operations	(1.09)	(.10)	1.23	.18	.21
Distributions from net investment income	(.04)	(.24)	(.11)	(.17)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.17)	(.43)	(.28)	(.23) D	(.17)
Net asset value, end of period	$9.15	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(10.56)%	(1.06)%	12.32%	1.76%	2.14%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I	.46%	.46%	.46%	.46% I
Net investment income (loss)	2.50% I	2.04%	.92%	1.80%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,099	$2,512	$749	$242	$102
Portfolio turnover rate J	47% I	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.12	(.01)	.08
Total from investment operations	(1.08)	(.09)	1.23	.19	.21
Distributions from net investment income	(.05)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.17) D	(.44)	(.28)	(.24) D	(.17)
Net asset value, end of period	$9.16	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(10.44)%	(.97)%	12.41%	1.86%	2.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.60% I	2.14%	1.02%	1.90%	2.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,003	$1,180	$1,026	$104	$102
Portfolio turnover rate J	47% I	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$10.95	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.24	.12	.21	.14
Net realized and unrealized gain (loss)	(1.21)	(.32)	1.12	- D	.08
Total from investment operations	(1.08)	(.08)	1.24	.21	.22
Distributions from net investment income	(.05)	(.26)	(.12)	(.18)	(.13)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.18)	(.45)	(.29)	(.25)	(.18)
Net asset value, end of period	$9.16	$10.42	$10.95	$10.00	$10.04
Total Return E,F	(10.48)%	(.85)%	12.47%	2.04%	2.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.70% I	2.24%	1.12%	2.00%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$16,399	$16,068	$196	$154	$102
Portfolio turnover rate J	47% I	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.13	.37
Net realized and unrealized gain (loss)	(1.21)	(.52)
Total from investment operations	(1.08)	(.15)
Distributions from net investment income	(.05)	(.26)
Distributions from net realized gain	(.13)	(.19)
Total distributions	(.18)	(.45)
Net asset value, end of period	$9.15	$10.41
Total Return D,E	(10.48)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19% H	.24% H
Expenses net of fee waivers, if any	.19% H	.24% H
Expenses net of all reductions	.19% H	.24% H
Net investment income (loss)	2.72% H	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,122	$23,501
Portfolio turnover rate I	47% H	62%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.9
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	11.3
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 3.00%	2.3
79.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2005 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 7.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	32,825	329,563
Fidelity Series Commodity Strategy Fund (a)	106,037	221,618
Fidelity Series Large Cap Growth Index Fund (a)	15,713	209,449
Fidelity Series Large Cap Stock Fund (a)	15,713	232,074
Fidelity Series Large Cap Value Index Fund (a)	34,963	444,727
Fidelity Series Small Cap Opportunities Fund (a)	10,361	111,687
Fidelity Series Value Discovery Fund (a)	11,945	164,476
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,762,997)		1,713,594

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,218	188,702
Fidelity Series Emerging Markets Fund (a)	18,739	135,668
Fidelity Series Emerging Markets Opportunities Fund (a)	84,038	1,220,236
Fidelity Series International Growth Fund (a)	29,448	377,529
Fidelity Series International Index Fund (a)	17,881	158,966
Fidelity Series International Small Cap Fund (a)	8,312	113,713
Fidelity Series International Value Fund (a)	44,236	379,987
Fidelity Series Overseas Fund (a)	39,997	381,167
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,474,297)		2,955,968

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	427,565	4,126,001
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	30,277	241,911
Fidelity Series Corporate Bond Fund (a)	188,504	1,645,644
Fidelity Series Emerging Markets Debt Fund (a)	16,547	113,509
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,729	37,692
Fidelity Series Floating Rate High Income Fund (a)	2,724	23,702
Fidelity Series Government Bond Index Fund (a)	270,368	2,468,460
Fidelity Series High Income Fund (a)	15,014	118,311
Fidelity Series International Developed Markets Bond Index Fund (a)	103,316	880,254
Fidelity Series Investment Grade Bond Fund (a)	258,059	2,518,653
Fidelity Series Investment Grade Securitized Fund (a)	200,277	1,754,423
Fidelity Series Long-Term Treasury Bond Index Fund (a)	162,458	969,876
Fidelity Series Real Estate Income Fund (a)	6,777	64,514
TOTAL BOND FUNDS (Cost $16,980,088)		14,962,950

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	508,068	508,068
Fidelity Series Short-Term Credit Fund (a)	42,562	403,486
Fidelity Series Treasury Bill Index Fund (a)	132,921	1,323,892
TOTAL SHORT-TERM FUNDS (Cost $2,257,386)		2,235,446

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,474,768)	21,867,958
NET OTHER ASSETS (LIABILITIES) - 0.0%	(175)
NET ASSETS - 100.0%	21,867,783

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,672,524	1,431,675	814,418	-	(10,987)	(152,793)	4,126,001
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	181,022	312,004	221,850	-	(12,155)	(17,110)	241,911
Fidelity Series Blue Chip Growth Fund	407,093	177,669	125,179	11,742	(12,525)	(117,495)	329,563
Fidelity Series Canada Fund	246,872	45,992	57,611	-	(136)	(46,415)	188,702
Fidelity Series Commodity Strategy Fund	371,961	259,711	200,181	180,964	(87,486)	(122,387)	221,618
Fidelity Series Corporate Bond Fund	1,983,265	283,182	360,479	29,879	(21,687)	(238,637)	1,645,644
Fidelity Series Emerging Markets Debt Fund	129,929	27,782	22,248	3,377	(2,559)	(19,395)	113,509
Fidelity Series Emerging Markets Debt Local Currency Fund	42,364	8,040	7,846	-	(809)	(4,057)	37,692
Fidelity Series Emerging Markets Fund	165,705	35,189	27,971	-	(4,038)	(33,217)	135,668
Fidelity Series Emerging Markets Opportunities Fund	1,492,686	336,376	291,473	-	(57,544)	(259,809)	1,220,236
Fidelity Series Floating Rate High Income Fund	25,451	4,327	4,815	649	(69)	(1,192)	23,702
Fidelity Series Government Bond Index Fund	2,774,121	422,725	497,629	21,243	(21,824)	(208,933)	2,468,460
Fidelity Series Government Money Market Fund 3.00%	591,814	168,564	252,310	2,939	-	-	508,068
Fidelity Series High Income Fund	151,304	23,340	37,771	3,651	(2,629)	(15,933)	118,311
Fidelity Series Inflation-Protected Bond Index Fund	478,486	9,311	479,172	2,376	12,457	(21,082)	-
Fidelity Series International Developed Markets Bond Index Fund	795,641	339,753	177,477	1,331	(13,647)	(64,016)	880,254
Fidelity Series International Growth Fund	492,862	110,587	117,701	-	(16,050)	(92,169)	377,529
Fidelity Series International Index Fund	209,786	37,889	43,277	-	(5,943)	(39,489)	158,966
Fidelity Series International Small Cap Fund	153,475	26,643	31,643	-	(6,338)	(28,424)	113,713
Fidelity Series International Value Fund	497,852	98,045	109,280	-	(10,725)	(95,905)	379,987
Fidelity Series Investment Grade Bond Fund	2,917,804	427,147	528,113	39,198	(30,804)	(267,381)	2,518,653
Fidelity Series Investment Grade Securitized Fund	2,044,258	292,962	390,123	19,411	(17,593)	(175,081)	1,754,423
Fidelity Series Large Cap Growth Index Fund	256,557	106,431	88,453	1,415	(2,226)	(62,860)	209,449
Fidelity Series Large Cap Stock Fund	286,208	120,999	110,674	15,327	751	(65,210)	232,074
Fidelity Series Large Cap Value Index Fund	548,387	212,094	224,540	-	3,955	(95,169)	444,727
Fidelity Series Long-Term Treasury Bond Index Fund	943,277	436,596	179,476	12,754	(15,496)	(215,025)	969,876
Fidelity Series Overseas Fund	495,581	115,724	110,717	-	(10,348)	(109,073)	381,167
Fidelity Series Real Estate Income Fund	93,070	18,762	34,437	4,326	(655)	(12,226)	64,514
Fidelity Series Short-Term Credit Fund	592,940	72,512	249,437	3,659	(8,471)	(4,058)	403,486
Fidelity Series Small Cap Opportunities Fund	137,799	35,433	33,283	5,376	(2,628)	(25,634)	111,687
Fidelity Series Treasury Bill Index Fund	1,775,587	306,385	754,366	10,591	(880)	(2,834)	1,323,892
Fidelity Series Value Discovery Fund	202,595	71,571	83,018	-	2,743	(29,415)	164,476
	25,158,276	6,375,420	6,666,968	370,208	(356,346)	(2,642,424)	21,867,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,713,594	1,713,594	-	-

International Equity Funds	2,955,968	2,955,968	-	-

Bond Funds	14,962,950	14,962,950	-	-

Short-Term Funds	2,235,446	2,235,446	-	-
Total Investments in Securities:	21,867,958	21,867,958	-	-
Fidelity Freedom® Blend 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $24,474,768)		21,867,958
Total Investment in Securities (cost $24,474,768)			$21,867,958
Cash			243
Receivable for investments sold			233,246
Receivable for fund shares sold			8,217
Total assets			22,109,664
Liabilities
Payable for investments purchased		231,876
Payable for fund shares redeemed		5,587
Accrued management fee		4,183
Distribution and service plan fees payable		235
Total Liabilities			241,881
Net Assets			$21,867,783
Net Assets consist of:
Paid in capital			$24,743,380
Total accumulated earnings (loss)			(2,875,597)
Net Assets			$21,867,783

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($340,497 ÷ 37,305 shares) (a)			$9.13
Maximum offering price per share (100/94.25 of $9.13)			$9.69
Class M :
Net Asset Value and redemption price per share ($118,070 ÷ 12,974 shares) (a)			$9.10
Maximum offering price per share (100/96.50 of $9.10)			$9.43
Class C :
Net Asset Value and offering price per share ($123,105 ÷ 13,642 shares) (a)			$9.02
Fidelity Freedom Blend 2005 Fund :
Net Asset Value , offering price and redemption price per share ($1,488,999 ÷ 162,911 shares)			$9.14
Class K :
Net Asset Value , offering price and redemption price per share ($354,561 ÷ 38,753 shares)			$9.15
Class K6 :
Net Asset Value , offering price and redemption price per share ($7,309,902 ÷ 797,484 shares)			$9.17
Class I :
Net Asset Value , offering price and redemption price per share ($319,736 ÷ 34,966 shares)			$9.14
Class Z :
Net Asset Value , offering price and redemption price per share ($106,413 ÷ 11,611 shares)			$9.16
Class Z6 :
Net Asset Value , offering price and redemption price per share ($2,297,836 ÷ 250,817 shares)			$9.16
Premier Class :
Net Asset Value , offering price and redemption price per share ($9,408,664 ÷ 1,027,943 shares)			$9.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$340,050
Expenses
Management fee	$26,746
Distribution and service plan fees	1,500
Independent trustees' fees and expenses	41
Total expenses before reductions	28,287
Expense reductions	(1)
Total expenses after reductions		28,286
Net Investment income (loss)		311,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(356,108)
Capital gain distributions from underlying funds:
Affiliated issuers	30,153
Total net realized gain (loss)		(325,955)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,642,657)
Total change in net unrealized appreciation (depreciation)		(2,642,657)
Net gain (loss)		(2,968,612)
Net increase (decrease) in net assets resulting from operations		$(2,656,848)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,764	$634,751
Net realized gain (loss)	(325,955)	543,383
Change in net unrealized appreciation (depreciation)	(2,642,657)	(1,433,501)
Net increase (decrease) in net assets resulting from operations	(2,656,848)	(255,367)
Distributions to shareholders	(424,952)	(1,227,422)
Share transactions - net increase (decrease)	(208,256)	3,048,977
Total increase (decrease) in net assets	(3,290,056)	1,566,188

Net Assets
Beginning of period	25,157,839	23,591,651
End of period	$21,867,783	$25,157,839

Financial Highlights
Fidelity Advisor Freedom® Blend 2005 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.19	.07	.16	.11
Net realized and unrealized gain (loss)	(1.25)	(.29)	1.39	(.08)	.04
Total from investment operations	(1.14)	(.10)	1.46	.08	.15
Distributions from net investment income	- D	(.22)	(.07)	(.13)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.17)	(.48) E	(.29) E	(.22)	(.16) E
Net asset value, end of period	$9.13	$10.44	$11.02	$9.85	$9.99
Total Return F,G,H	(11.02)%	(1.07)%	14.84%	.68%	1.62%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.66% K	.71%	.71%	.71%	.71% K
Expenses net of fee waivers, if any	.66% K	.71%	.71%	.71%	.71% K
Expenses net of all reductions	.66% K	.71%	.71%	.71%	.71% K
Net investment income (loss)	2.22% K	1.69%	.67%	1.56%	1.88% K
Supplemental Data
Net assets, end of period (000 omitted)	$340	$401	$351	$263	$187
Portfolio turnover rate L	54% K	65%	45%	64%	11% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.16	.05	.13	.09
Net realized and unrealized gain (loss)	(1.25)	(.28)	1.38	(.07)	.05
Total from investment operations	(1.15)	(.12)	1.43	.06	.14
Distributions from net investment income	-	(.21)	(.05)	(.11)	(.08)
Distributions from net realized gain	(.17)	(.26)	(.21)	(.09)	(.07)
Total distributions	(.17)	(.48) D	(.26)	(.20)	(.15)
Net asset value, end of period	$9.10	$10.42	$11.02	$9.85	$9.99
Total Return E,F,G	(11.17)%	(1.32)%	14.58%	.45%	1.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J	.96%	.96%	.96%	.96% J
Expenses net of fee waivers, if any	.91% J	.96%	.96%	.96%	.96% J
Expenses net of all reductions	.91% J	.96%	.96%	.96%	.96% J
Net investment income (loss)	1.97% J	1.44%	.43%	1.31%	1.63% J
Supplemental Data
Net assets, end of period (000 omitted)	$118	$133	$148	$108	$101
Portfolio turnover rate K	54% J	65%	45%	64%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.94	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.10	(.01)	.08	.06
Net realized and unrealized gain (loss)	(1.24)	(.28)	1.38	(.08)	.05
Total from investment operations	(1.17)	(.18)	1.37	-	.11
Distributions from net investment income	-	(.15)	(.03)	(.08)	(.06)
Distributions from net realized gain	(.17)	(.25)	(.21)	(.09)	(.07)
Total distributions	(.17)	(.40)	(.24)	(.17)	(.13)
Net asset value, end of period	$9.02	$10.36	$10.94	$9.81	$9.98
Total Return D,E,F	(11.43)%	(1.85)%	14.06%	(.07)%	1.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.40% I,J	1.46%	1.46%	1.46%	1.46% I
Expenses net of fee waivers, if any	1.40% I,J	1.46%	1.46%	1.46%	1.46% I
Expenses net of all reductions	1.40% I,J	1.46%	1.46%	1.46%	1.46% I
Net investment income (loss)	1.48% I	.94%	(.08)%	.81%	1.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$274	$320	$256	$101
Portfolio turnover rate K	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.03	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(1.25)	(.29)	1.39	(.08)	.05
Total from investment operations	(1.13)	(.07)	1.49	.11	.17
Distributions from net investment income	(.01)	(.24)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.18)	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.14	$10.45	$11.03	$9.87	$10.01
Total Return E,F	(10.95)%	(.85)%	15.13%	.94%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I	.46%	.46%	.46%	.46% I
Net investment income (loss)	2.47% I	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,489	$1,757	$2,030	$1,126	$111
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.04	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(1.26)	(.29)	1.39	(.08)	.04
Total from investment operations	(1.13)	(.06)	1.50	.12	.17
Distributions from net investment income	(.01)	(.25)	(.13)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.18)	(.52)	(.34)	(.25)	(.16) D
Net asset value, end of period	$9.15	$10.46	$11.04	$9.88	$10.01
Total Return E,F	(10.91)%	(.75)%	15.26%	1.06%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.57% I	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$355	$414	$459	$178	$102
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$11.05	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(1.26)	(.29)	1.39	(.08)	.05
Total from investment operations	(1.13)	(.05)	1.51	.13	.18
Distributions from net investment income	(.02)	(.26)	(.13)	(.17)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.18) D	(.52) D	(.34)	(.26) D	(.17)
Net asset value, end of period	$9.17	$10.48	$11.05	$9.88	$10.01
Total Return E,F	(10.86)%	(.62)%	15.38%	1.19%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.67% I	2.14%	1.12%	2.01%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,310	$9,529	$19,122	$12,005	$1,177
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.03	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(1.26)	(.29)	1.40	(.09)	.05
Total from investment operations	(1.14)	(.07)	1.50	.10	.17
Distributions from net investment income	-	(.24)	(.11)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.17)	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.14	$10.45	$11.03	$9.86	$10.01
Total Return E,F	(11.04)%	(.83)%	15.24%	.86%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41% I	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41% I	.46%	.46%	.46%	.46% I
Net investment income (loss)	2.47% I	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$320	$598	$853	$691	$102
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(1.27)	(.29)	1.40	(.09)	.04
Total from investment operations	(1.14)	(.06)	1.51	.11	.17
Distributions from net investment income	(.01)	(.26)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.18)	(.52) D	(.33) D	(.24)	(.16) D
Net asset value, end of period	$9.16	$10.48	$11.06	$9.88	$10.01
Total Return E,F	(11.00)%	(.73)%	15.34%	1.01%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31% I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.57% I	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$153	$184	$103	$102
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(1.26)	(.29)	1.40	(.09)	.05
Total from investment operations	(1.13)	(.05)	1.52	.12	.18
Distributions from net investment income	(.02)	(.27)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.18) D	(.54)	(.34) D	(.25) D	(.17)
Net asset value, end of period	$9.16	$10.47	$11.06	$9.88	$10.01
Total Return E,F	(10.87)%	(.65)%	15.45%	1.11%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21% I	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21% I	.26%	.26%	.26%	.26% I
Net investment income (loss)	2.67% I	2.14%	1.12%	2.01%	2.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,298	$2,238	$125	$107	$102
Portfolio turnover rate J	54% I	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.13	.37
Net realized and unrealized gain (loss)	(1.26)	(.51)
Total from investment operations	(1.13)	(.14)
Distributions from net investment income	(.02)	(.28)
Distributions from net realized gain	(.17)	(.27)
Total distributions	(.18) D	(.54) D
Net asset value, end of period	$9.15	$10.46
Total Return E,F	(10.88)%	(1.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I	.24% I
Expenses net of fee waivers, if any	.19% I	.24% I
Expenses net of all reductions	.19% I	.24% I
Net investment income (loss)	2.69% I	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,409	$9,661
Portfolio turnover rate J	54% I	65% I

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Government Bond Index Fund	10.3
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Treasury Bill Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.8
71.1

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2010 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.98% to 3.29% 12/8/22 to 12/29/22 (b) (Cost $49,661)	50,000	49,683

Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	220,529	2,214,115
Fidelity Series Commodity Strategy Fund (c)	462,751	967,150
Fidelity Series Large Cap Growth Index Fund (c)	105,444	1,405,565
Fidelity Series Large Cap Stock Fund (c)	105,446	1,557,443
Fidelity Series Large Cap Value Index Fund (c)	234,921	2,988,191
Fidelity Series Small Cap Opportunities Fund (c)	67,626	729,004
Fidelity Series Value Discovery Fund (c)	80,165	1,103,873
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,688,549)		10,965,341

International Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	77,462	960,523
Fidelity Series Emerging Markets Fund (c)	79,601	576,309
Fidelity Series Emerging Markets Opportunities Fund (c)	368,555	5,351,426
Fidelity Series International Growth Fund (c)	151,105	1,937,161
Fidelity Series International Index Fund (c)	91,678	815,016
Fidelity Series International Small Cap Fund (c)	42,171	576,902
Fidelity Series International Value Fund (c)	226,359	1,944,424
Fidelity Series Overseas Fund (c)	205,173	1,955,294
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,742,984)		14,117,055

Bond Funds - 60.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,093,199	10,549,370
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	312,053	2,493,302
Fidelity Series Corporate Bond Fund (c)	621,966	5,429,767
Fidelity Series Emerging Markets Debt Fund (c)	59,798	410,214
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	17,024	135,683
Fidelity Series Floating Rate High Income Fund (c)	9,571	83,270
Fidelity Series Government Bond Index Fund (c)	892,078	8,144,674
Fidelity Series High Income Fund (c)	54,616	430,371
Fidelity Series International Developed Markets Bond Index Fund (c)	375,843	3,202,179
Fidelity Series Investment Grade Bond Fund (c)	851,453	8,310,185
Fidelity Series Investment Grade Securitized Fund (c)	660,781	5,788,444
Fidelity Series Long-Term Treasury Bond Index Fund (c)	522,504	3,119,346
Fidelity Series Real Estate Income Fund (c)	21,536	205,024
TOTAL BOND FUNDS (Cost $55,521,672)		48,301,829

Short-Term Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	46,260	46,270
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,175,340	1,175,340
Fidelity Series Short-Term Credit Fund (c)	127,595	1,209,598
Fidelity Series Treasury Bill Index Fund (c)	361,973	3,605,249
TOTAL SHORT-TERM FUNDS (Cost $6,100,765)		6,036,457

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $90,103,631)	79,470,365
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,865
NET ASSETS - 100.0%	79,482,230

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	12	Dec 2022	1,344,750	(82,735)	(82,735)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2022	137,000	(1,838)	(1,838)

TOTAL PURCHASED					(84,573)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Dec 2022	360,150	9,189	9,189
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Dec 2022	249,090	23,830	23,830
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Dec 2022	130,725	70	70

TOTAL SOLD					33,089

TOTAL FUTURES CONTRACTS					(51,484)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,761.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	8,020	250,855	212,606	643	-	1	46,270	0.0%
Total	8,020	250,855	212,606	643	-	1	46,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,014,498	3,667,241	1,719,455	-	(21,738)	(391,176)	10,549,370
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,519,057	967,320	522,478	-	(29,177)	(441,420)	2,493,302
Fidelity Series Blue Chip Growth Fund	2,591,585	959,647	509,532	72,668	(113,484)	(714,101)	2,214,115
Fidelity Series Canada Fund	1,115,757	197,926	128,208	-	(1,499)	(223,453)	960,523
Fidelity Series Commodity Strategy Fund	1,319,090	914,503	507,640	651,432	(99,272)	(659,531)	967,150
Fidelity Series Corporate Bond Fund	6,388,688	991,169	1,095,681	97,918	(53,089)	(801,320)	5,429,767
Fidelity Series Emerging Markets Debt Fund	452,700	89,713	54,050	11,905	(4,205)	(73,944)	410,214
Fidelity Series Emerging Markets Debt Local Currency Fund	149,927	20,417	17,452	-	(1,752)	(15,457)	135,683
Fidelity Series Emerging Markets Fund	655,643	149,425	78,680	-	(10,078)	(140,001)	576,309
Fidelity Series Emerging Markets Opportunities Fund	5,908,109	1,463,668	724,926	-	(112,513)	(1,182,912)	5,351,426
Fidelity Series Floating Rate High Income Fund	90,320	14,169	16,614	2,304	(303)	(4,302)	83,270
Fidelity Series Government Bond Index Fund	8,938,273	1,447,686	1,485,429	69,552	(62,097)	(693,759)	8,144,674
Fidelity Series Government Money Market Fund 3.00%	1,569,920	254,996	649,576	8,131	-	-	1,175,340
Fidelity Series High Income Fund	534,905	79,967	116,695	13,183	(6,558)	(61,248)	430,371
Fidelity Series Inflation-Protected Bond Index Fund	1,432,158	57,388	1,461,564	9,120	30,628	(58,610)	-
Fidelity Series International Developed Markets Bond Index Fund	2,813,429	1,164,375	493,026	4,703	(35,994)	(246,605)	3,202,179
Fidelity Series International Growth Fund	2,232,866	560,899	333,695	-	(41,879)	(481,030)	1,937,161
Fidelity Series International Index Fund	947,893	195,100	111,450	-	(10,713)	(205,814)	815,016
Fidelity Series International Small Cap Fund	700,599	131,756	86,903	-	(17,186)	(151,364)	576,902
Fidelity Series International Value Fund	2,255,330	526,080	335,024	-	(17,476)	(484,486)	1,944,424
Fidelity Series Investment Grade Bond Fund	9,401,145	1,483,386	1,595,801	128,283	(68,823)	(909,722)	8,310,185
Fidelity Series Investment Grade Securitized Fund	6,585,538	1,004,910	1,171,670	63,445	(53,019)	(577,315)	5,788,444
Fidelity Series Large Cap Growth Index Fund	1,632,645	485,977	299,815	9,754	(12,566)	(400,676)	1,405,565
Fidelity Series Large Cap Stock Fund	1,821,976	513,752	368,158	93,257	(3,713)	(406,414)	1,557,443
Fidelity Series Large Cap Value Index Fund	3,487,599	710,780	620,721	-	6,409	(595,876)	2,988,191
Fidelity Series Long-Term Treasury Bond Index Fund	3,508,301	861,474	446,695	43,073	(44,611)	(759,123)	3,119,346
Fidelity Series Overseas Fund	2,245,263	581,300	296,851	-	(22,695)	(551,723)	1,955,294
Fidelity Series Real Estate Income Fund	323,625	42,437	117,385	14,838	(4,379)	(39,274)	205,024
Fidelity Series Short-Term Credit Fund	1,572,911	261,345	589,648	10,120	(17,852)	(17,158)	1,209,598
Fidelity Series Small Cap Opportunities Fund	876,716	189,172	154,181	33,011	(4,898)	(177,805)	729,004
Fidelity Series Treasury Bill Index Fund	4,710,177	758,483	1,853,147	29,470	(1,372)	(8,892)	3,605,249
Fidelity Series Value Discovery Fund	1,289,471	234,027	245,612	-	(3,238)	(170,775)	1,103,873
	89,086,114	20,980,488	18,207,762	1,366,167	(839,142)	(11,645,286)	79,374,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	49,683	-	49,683	-

Domestic Equity Funds	10,965,341	10,965,341	-	-

International Equity Funds	14,117,055	14,117,055	-	-

Bond Funds	48,301,829	48,301,829	-	-

Short-Term Funds	6,036,457	6,036,457	-	-
Total Investments in Securities:	79,470,365	79,420,682	49,683	-
Derivative Instruments:

Assets
Futures Contracts	33,089	33,089	-	-
Total Assets	33,089	33,089	-	-

Liabilities
Futures Contracts	(84,573)	(84,573)	-	-
Total Liabilities	(84,573)	(84,573)	-	-
Total Derivative Instruments:	(51,484)	(51,484)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	33,089	0
Total Equity Risk	33,089	0
Interest Rate Risk
Futures Contracts (a)	0	(84,573)
Total Interest Rate Risk	0	(84,573)
Total Value of Derivatives	33,089	(84,573)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $49,661)		$49,683
Fidelity Central Funds (cost $46,269)		46,270
Other affiliated issuers (cost $90,007,701)		79,374,412

Total Investment in Securities (cost $90,103,631)			$79,470,365
Cash			13,101
Receivable for investments sold			735,521
Receivable for fund shares sold			40,993
Distributions receivable from Fidelity Central Funds			167
Total assets			80,260,147
Liabilities
Payable for investments purchased		717,240
Payable for fund shares redeemed		44,708
Accrued management fee		15,290
Distribution and service plan fees payable		560
Payable for daily variation margin on futures contracts		119
Total Liabilities			777,917
Net Assets			$79,482,230
Net Assets consist of:
Paid in capital			$90,471,779
Total accumulated earnings (loss)			(10,989,549)
Net Assets			$79,482,230

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,086,881 ÷ 120,852 shares) (a)			$8.99
Maximum offering price per share (100/94.25 of $8.99)			$9.54
Class M :
Net Asset Value and redemption price per share ($290,876 ÷ 32,364 shares) (a)			$8.99
Maximum offering price per share (100/96.50 of $8.99)			$9.32
Class C :
Net Asset Value and offering price per share ($228,987 ÷ 25,791 shares) (a)			$8.88
Fidelity Freedom Blend 2010 Fund :
Net Asset Value , offering price and redemption price per share ($4,544,070 ÷ 504,228 shares)			$9.01
Class K :
Net Asset Value , offering price and redemption price per share ($5,441,149 ÷ 601,955 shares)			$9.04
Class K6 :
Net Asset Value , offering price and redemption price per share ($31,489,917 ÷ 3,474,736 shares)			$9.06
Class I :
Net Asset Value , offering price and redemption price per share ($875,399 ÷ 97,022 shares)			$9.02
Class Z :
Net Asset Value , offering price and redemption price per share ($110,646 ÷ 12,220 shares)			$9.05
Class Z6 :
Net Asset Value , offering price and redemption price per share ($5,131,738 ÷ 566,980 shares)			$9.05
Premier Class :
Net Asset Value , offering price and redemption price per share ($30,282,567 ÷ 3,347,243 shares)			$9.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,187,108
Interest		382
Income from Fidelity Central Funds		643
Total Income		1,188,133
Expenses
Management fee	$96,633
Distribution and service plan fees	3,190
Independent trustees' fees and expenses	145
Total expenses before reductions	99,968
Expense reductions	(28)
Total expenses after reductions		99,940
Net Investment income (loss)		1,088,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(838,395)
Futures contracts	(22,913)
Capital gain distributions from underlying funds:
Affiliated issuers	179,058
Total net realized gain (loss)		(682,250)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20
Fidelity Central Funds	1
Other affiliated issuers	(11,646,032)
Futures contracts	(77,846)
Total change in net unrealized appreciation (depreciation)		(11,723,857)
Net gain (loss)		(12,406,107)
Net increase (decrease) in net assets resulting from operations		$(11,317,914)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,088,193	$2,117,512
Net realized gain (loss)	(682,250)	2,648,228
Change in net unrealized appreciation (depreciation)	(11,723,857)	(5,500,459)
Net increase (decrease) in net assets resulting from operations	(11,317,914)	(734,719)
Distributions to shareholders	(1,582,038)	(5,252,026)
Share transactions - net increase (decrease)	3,220,852	14,371,562
Total increase (decrease) in net assets	(9,679,100)	8,384,817

Net Assets
Beginning of period	89,161,330	80,776,513
End of period	$79,482,230	$89,161,330

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$11.19	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.18	.08	.16	.10
Net realized and unrealized gain (loss)	(1.44)	(.23)	1.83	(.22)	.01
Total from investment operations	(1.34)	(.05)	1.91	(.06)	.11
Distributions from net investment income	- D	(.22)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.17)	(.64)	(.37)	(.22) E	(.18) E
Net asset value, end of period	$8.99	$10.50	$11.19	$9.65	$9.93
Total Return F,G,H	(12.90)%	(.71)%	19.96%	(.82)%	1.24%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.66% K	.72%	.72%	.72%	.72% K
Expenses net of fee waivers, if any	.66% K	.72%	.72%	.72%	.72% K
Expenses net of all reductions	.66% K	.72%	.72%	.72%	.72% K
Net investment income (loss)	2.13% K	1.57%	.74%	1.60%	1.81% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,087	$694	$931	$190	$166
Portfolio turnover rate L	43% K	51%	37%	42%	98% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$11.19	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.15	.05	.14	.09
Net realized and unrealized gain (loss)	(1.44)	(.23)	1.84	(.23) D	-
Total from investment operations	(1.35)	(.08)	1.89	(.09)	.09
Distributions from net investment income	-	(.19)	(.07)	(.11)	(.10)
Distributions from net realized gain	(.17)	(.41)	(.26)	(.09)	(.08)
Total distributions	(.17)	(.60)	(.33)	(.20)	(.17) E
Net asset value, end of period	$8.99	$10.51	$11.19	$9.63	$9.92
Total Return F,G,H	(12.99)%	(.93)%	19.76%	(1.07)%	1.03%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.91% K	.97%	.97%	.97%	.97% K
Expenses net of fee waivers, if any	.91% K	.97%	.97%	.97%	.97% K
Expenses net of all reductions	.91% K	.97%	.97%	.97%	.97% K
Net investment income (loss)	1.88% K	1.32%	.49%	1.35%	1.56% K
Supplemental Data
Net assets, end of period (000 omitted)	$291	$359	$379	$259	$126
Portfolio turnover rate L	43% K	51%	37%	42%	98% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.13	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.09	- D	.09	.06
Net realized and unrealized gain (loss)	(1.43)	(.22)	1.82	(.23)	.01
Total from investment operations	(1.36)	(.13)	1.82	(.14)	.07
Distributions from net investment income	-	(.18)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.17)	(.41)	(.25)	(.09)	(.08)
Total distributions	(.17)	(.59)	(.30)	(.17) E	(.15) E
Net asset value, end of period	$8.88	$10.41	$11.13	$9.61	$9.92
Total Return F,G,H	(13.21)%	(1.39)%	19.05%	(1.57)%	.81%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.41% K	1.47%	1.47%	1.47%	1.47% K
Expenses net of fee waivers, if any	1.41% K	1.47%	1.47%	1.47%	1.47% K
Expenses net of all reductions	1.41% K	1.47%	1.47%	1.47%	1.47% K
Net investment income (loss)	1.39% K	.82%	(.02)%	.85%	1.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$229	$288	$240	$117	$101
Portfolio turnover rate L	43% K	51%	37%	42%	98% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.21	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(1.45)	(.22)	1.83	(.23)	.01
Total from investment operations	(1.33)	(.02)	1.94	(.04)	.13
Distributions from net investment income	(.01)	(.25)	(.12)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.18)	(.67)	(.38)	(.25) D	(.19)
Net asset value, end of period	$9.01	$10.52	$11.21	$9.65	$9.94
Total Return E,F	(12.81)%	(.42)%	20.28%	(.56)%	1.37%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.47%	.47%	.47%	.47% I
Expenses net of fee waivers, if any	.41% I	.47%	.47%	.47%	.47% I
Expenses net of all reductions	.41% I	.47%	.47%	.47%	.47% I
Net investment income (loss)	2.38% I	1.82%	.99%	1.85%	2.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,544	$5,344	$4,499	$2,197	$148
Portfolio turnover rate J	43% I	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$11.23	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(1.45)	(.22)	1.84	(.22)	.01
Total from investment operations	(1.33)	-	1.96	(.02)	.13
Distributions from net investment income	(.01)	(.26)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.18)	(.68)	(.39)	(.26) D	(.19)
Net asset value, end of period	$9.04	$10.55	$11.23	$9.66	$9.94
Total Return E,F	(12.77)%	(.28)%	20.40%	(.43)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.37%	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.31% I	.37%	.37%	.37%	.37% I
Expenses net of all reductions	.31% I	.37%	.37%	.37%	.37% I
Net investment income (loss)	2.48% I	1.92%	1.09%	1.95%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,441	$6,843	$7,725	$6,317	$101
Portfolio turnover rate J	43% I	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$11.25	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.23	.13	.21	.13
Net realized and unrealized gain (loss)	(1.46)	(.23)	1.85	(.23)	.01
Total from investment operations	(1.33)	-	1.98	(.02)	.14
Distributions from net investment income	(.01)	(.26)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.18)	(.68)	(.40)	(.26)	(.19)
Net asset value, end of period	$9.06	$10.57	$11.25	$9.67	$9.95
Total Return D,E	(12.69)%	(.27)%	20.60%	(.44)%	1.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.27%	.27%	.27%	.28% H,I
Expenses net of fee waivers, if any	.21% H	.27%	.27%	.27%	.28% H,I
Expenses net of all reductions	.21% H	.27%	.27%	.27%	.28% H,I
Net investment income (loss)	2.58% H	2.02%	1.19%	2.05%	2.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,490	$35,745	$64,959	$48,155	$1,697
Portfolio turnover rate J	43% H	51%	37%	42%	98% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.22	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(1.45)	(.22)	1.83	(.22)	- D
Total from investment operations	(1.33)	(.02)	1.94	(.03)	.12
Distributions from net investment income	-	(.26)	(.12)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.17)	(.68)	(.38)	(.25) E	(.18) E
Net asset value, end of period	$9.02	$10.52	$11.22	$9.66	$9.94
Total Return F,G	(12.78)%	(.45)%	20.25%	(.53)%	1.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J	.47%	.47%	.47%	.47% J
Expenses net of fee waivers, if any	.41% J	.47%	.47%	.47%	.47% J
Expenses net of all reductions	.41% J	.47%	.47%	.47%	.47% J
Net investment income (loss)	2.38% J	1.82%	.99%	1.85%	2.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$875	$1,156	$914	$453	$101
Portfolio turnover rate K	43% J	51%	37%	42%	98% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.25	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(1.45)	(.23)	1.84	(.22)	.01
Total from investment operations	(1.33)	(.01)	1.96	(.02)	.13
Distributions from net investment income	(.01)	(.26)	(.13)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.18)	(.68)	(.39)	(.24)	(.19)
Net asset value, end of period	$9.05	$10.56	$11.25	$9.68	$9.94
Total Return D,E	(12.75)%	(.38)%	20.42%	(.40)%	1.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.37%	.37%	.37%	.37% H
Expenses net of fee waivers, if any	.31% H	.37%	.37%	.37%	.37% H
Expenses net of all reductions	.31% H	.37%	.37%	.37%	.37% H
Net investment income (loss)	2.48% H	1.92%	1.09%	1.95%	2.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$111	$144	$247	$101	$101
Portfolio turnover rate I	43% H	51%	37%	42%	98% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.25	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.22	.13	.21	.13
Net realized and unrealized gain (loss)	(1.46)	(.22)	1.84	(.23)	.01
Total from investment operations	(1.33)	-	1.97	(.02)	.14
Distributions from net investment income	(.02)	(.28)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.18) D	(.69) D	(.40)	(.25) D	(.19)
Net asset value, end of period	$9.05	$10.56	$11.25	$9.68	$9.95
Total Return E,F	(12.70)%	(.22)%	20.55%	(.43)%	1.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.27%	.27%	.27%	.27% I
Expenses net of fee waivers, if any	.21% I	.27%	.27%	.27%	.27% I
Expenses net of all reductions	.21% I	.27%	.27%	.27%	.27% I
Net investment income (loss)	2.58% I	2.02%	1.19%	2.05%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,132	$5,903	$882	$287	$101
Portfolio turnover rate J	43% I	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.13	.39
Net realized and unrealized gain (loss)	(1.45)	(.50)
Total from investment operations	(1.32)	(.11)
Distributions from net investment income	(.01)	(.28)
Distributions from net realized gain	(.17)	(.42)
Total distributions	(.18)	(.70)
Net asset value, end of period	$9.05	$10.55
Total Return D,E	(12.62)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19% H	.25% H
Expenses net of fee waivers, if any	.19% H	.25% H
Expenses net of all reductions	.19% H	.25% H
Net investment income (loss)	2.60% H	3.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,283	$32,687
Portfolio turnover rate I	43% H	51%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.9

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2015 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.29% 10/20/22 to 12/29/22 (b) (Cost $129,328)	130,000	129,369

Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	854,102	8,575,179
Fidelity Series Commodity Strategy Fund (c)	1,248,196	2,608,730
Fidelity Series Large Cap Growth Index Fund (c)	408,519	5,445,558
Fidelity Series Large Cap Stock Fund (c)	408,505	6,033,616
Fidelity Series Large Cap Value Index Fund (c)	909,740	11,571,889
Fidelity Series Small Cap Opportunities Fund (c)	262,785	2,832,822
Fidelity Series Value Discovery Fund (c)	311,093	4,283,745
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,796,781)		41,351,539

International Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	262,324	3,252,814
Fidelity Series Emerging Markets Fund (c)	246,683	1,785,988
Fidelity Series Emerging Markets Opportunities Fund (c)	1,139,628	16,547,394
Fidelity Series International Growth Fund (c)	511,404	6,556,197
Fidelity Series International Index Fund (c)	310,562	2,760,892
Fidelity Series International Small Cap Fund (c)	142,651	1,951,463
Fidelity Series International Value Fund (c)	766,122	6,580,985
Fidelity Series Overseas Fund (c)	694,443	6,618,038
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,339,712)		46,053,771

Bond Funds - 54.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,706,479	16,467,526
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,538,943	12,296,152
Fidelity Series Corporate Bond Fund (c)	1,509,209	13,175,394
Fidelity Series Emerging Markets Debt Fund (c)	163,783	1,123,550
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	46,526	370,814
Fidelity Series Floating Rate High Income Fund (c)	26,125	227,290
Fidelity Series Government Bond Index Fund (c)	2,164,541	19,762,256
Fidelity Series High Income Fund (c)	147,724	1,164,066
Fidelity Series International Developed Markets Bond Index Fund (c)	1,016,421	8,659,905
Fidelity Series Investment Grade Bond Fund (c)	2,066,046	20,164,607
Fidelity Series Investment Grade Securitized Fund (c)	1,603,261	14,044,563
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,497,683	8,941,168
Fidelity Series Real Estate Income Fund (c)	57,989	552,053
TOTAL BOND FUNDS (Cost $136,278,953)		116,949,344

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	121,836	121,860
Fidelity Series Government Money Market Fund 3.00% (c)(e)	2,337,469	2,337,469
Fidelity Series Short-Term Credit Fund (c)	194,985	1,848,455
Fidelity Series Treasury Bill Index Fund (c)	588,756	5,864,008
TOTAL SHORT-TERM FUNDS (Cost $10,276,434)		10,171,792

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $244,821,208)	214,655,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	37,842
NET ASSETS - 100.0%	214,693,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	35	Dec 2022	3,922,188	(239,418)	(239,418)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2022	411,000	(4,658)	(4,658)

TOTAL PURCHASED					(244,076)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Dec 2022	900,375	18,368	18,368
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Dec 2022	913,330	103,674	103,674
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Dec 2022	305,025	164	164

TOTAL SOLD					122,206

TOTAL FUTURES CONTRACTS					(121,870)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,369.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	94,760	913,814	886,714	1,967	-	-	121,860	0.0%
Total	94,760	913,814	886,714	1,967	-	-	121,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,289,777	4,912,203	2,065,723	-	(33,584)	(635,147)	16,467,526
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,337,542	3,923,217	1,629,200	-	(121,496)	(2,213,911)	12,296,152
Fidelity Series Blue Chip Growth Fund	10,434,924	2,966,081	1,543,911	292,769	(326,353)	(2,955,562)	8,575,179
Fidelity Series Canada Fund	3,948,525	418,105	323,928	-	(622)	(789,266)	3,252,814
Fidelity Series Commodity Strategy Fund	3,757,905	2,346,649	1,348,604	1,835,358	(310,706)	(1,836,514)	2,608,730
Fidelity Series Corporate Bond Fund	16,343,617	1,534,215	2,544,147	244,644	(213,420)	(1,944,871)	13,175,394
Fidelity Series Emerging Markets Debt Fund	1,273,349	174,579	105,962	33,053	(6,753)	(211,663)	1,123,550
Fidelity Series Emerging Markets Debt Local Currency Fund	425,781	33,029	39,357	-	(5,099)	(43,540)	370,814
Fidelity Series Emerging Markets Fund	2,128,098	312,187	173,004	-	(13,805)	(467,488)	1,785,988
Fidelity Series Emerging Markets Opportunities Fund	19,177,820	3,219,033	1,708,661	-	(148,498)	(3,992,300)	16,547,394
Fidelity Series Floating Rate High Income Fund	256,546	23,259	39,670	6,411	(774)	(12,071)	227,290
Fidelity Series Government Bond Index Fund	22,864,587	2,279,322	3,468,133	173,762	(137,457)	(1,776,063)	19,762,256
Fidelity Series Government Money Market Fund 3.00%	2,879,510	713,890	1,255,931	13,348	-	-	2,337,469
Fidelity Series High Income Fund	1,523,847	135,106	305,504	36,844	(21,357)	(168,026)	1,164,066
Fidelity Series Inflation-Protected Bond Index Fund	3,396,929	83,132	3,411,156	24,910	74,429	(143,334)	-
Fidelity Series International Developed Markets Bond Index Fund	8,046,924	2,591,817	1,183,494	13,285	(70,944)	(724,398)	8,659,905
Fidelity Series International Growth Fund	7,915,824	1,297,700	832,804	-	(62,304)	(1,762,219)	6,556,197
Fidelity Series International Index Fund	3,353,334	445,340	279,811	-	(19,101)	(738,870)	2,760,892
Fidelity Series International Small Cap Fund	2,497,565	247,977	201,067	-	(23,450)	(569,562)	1,951,463
Fidelity Series International Value Fund	7,995,544	1,251,162	906,351	-	(75,876)	(1,683,494)	6,580,985
Fidelity Series Investment Grade Bond Fund	24,048,695	2,323,398	3,730,744	320,487	(163,182)	(2,313,560)	20,164,607
Fidelity Series Investment Grade Securitized Fund	16,847,038	1,530,617	2,724,165	158,490	(151,013)	(1,457,914)	14,044,563
Fidelity Series Large Cap Growth Index Fund	6,573,941	1,406,811	898,933	38,927	(6,364)	(1,629,897)	5,445,558
Fidelity Series Large Cap Stock Fund	7,336,228	1,465,352	1,135,028	367,207	(1,502)	(1,631,434)	6,033,616
Fidelity Series Large Cap Value Index Fund	14,043,100	1,698,933	1,823,303	-	57,871	(2,404,712)	11,571,889
Fidelity Series Long-Term Treasury Bond Index Fund	10,488,406	1,809,270	983,328	126,661	(62,854)	(2,310,326)	8,941,168
Fidelity Series Overseas Fund	7,959,772	1,369,400	703,548	-	(54,550)	(1,953,036)	6,618,038
Fidelity Series Real Estate Income Fund	922,369	82,516	328,828	42,359	(11,816)	(112,188)	552,053
Fidelity Series Short-Term Credit Fund	2,885,193	233,172	1,210,252	16,876	(31,209)	(28,449)	1,848,455
Fidelity Series Small Cap Opportunities Fund	3,530,075	505,899	475,586	132,793	(14,479)	(713,087)	2,832,822
Fidelity Series Treasury Bill Index Fund	8,639,404	967,422	3,726,118	48,475	(382)	(16,318)	5,864,008
Fidelity Series Value Discovery Fund	5,192,137	571,401	787,460	-	(6,447)	(685,886)	4,283,745
	253,314,306	42,872,194	41,893,711	3,926,659	(1,963,097)	(37,925,106)	214,404,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	129,369	-	129,369	-

Domestic Equity Funds	41,351,539	41,351,539	-	-

International Equity Funds	46,053,771	46,053,771	-	-

Bond Funds	116,949,344	116,949,344	-	-

Short-Term Funds	10,171,792	10,171,792	-	-
Total Investments in Securities:	214,655,815	214,526,446	129,369	-
Derivative Instruments:

Assets
Futures Contracts	122,206	122,206	-	-
Total Assets	122,206	122,206	-	-

Liabilities
Futures Contracts	(244,076)	(244,076)	-	-
Total Liabilities	(244,076)	(244,076)	-	-
Total Derivative Instruments:	(121,870)	(121,870)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	122,206	0
Total Equity Risk	122,206	0
Interest Rate Risk
Futures Contracts (a)	0	(244,076)
Total Interest Rate Risk	0	(244,076)
Total Value of Derivatives	122,206	(244,076)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $129,328)		$129,369
Fidelity Central Funds (cost $121,860)		121,860
Other affiliated issuers (cost $244,570,020)		214,404,586

Total Investment in Securities (cost $244,821,208)			$214,655,815
Cash			44,269
Receivable for investments sold			2,524,916
Receivable for fund shares sold			118,138
Distributions receivable from Fidelity Central Funds			500
Total assets			217,343,638
Liabilities
Payable for investments purchased		2,195,025
Payable for fund shares redeemed		405,561
Accrued management fee		44,551
Distribution and service plan fees payable		1,079
Payable for daily variation margin on futures contracts		3,765
Total Liabilities			2,649,981
Net Assets			$214,693,657
Net Assets consist of:
Paid in capital			$245,297,422
Total accumulated earnings (loss)			(30,603,765)
Net Assets			$214,693,657

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($674,602 ÷ 76,228 shares) (a)			$8.85
Maximum offering price per share (100/94.25 of $8.85)			$9.39
Class M :
Net Asset Value and redemption price per share ($1,101,762 ÷ 124,725 shares) (a)			$8.83
Maximum offering price per share (100/96.50 of $8.83)			$9.15
Class C :
Net Asset Value and offering price per share ($549,486 ÷ 62,968 shares) (a)			$8.73
Fidelity Freedom Blend 2015 Fund :
Net Asset Value , offering price and redemption price per share ($12,380,829 ÷ 1,395,255 shares)			$8.87
Class K :
Net Asset Value , offering price and redemption price per share ($5,588,336 ÷ 628,261 shares)			$8.89
Class K6 :
Net Asset Value , offering price and redemption price per share ($72,386,550 ÷ 8,108,744 shares)			$8.93
Class I :
Net Asset Value , offering price and redemption price per share ($4,269,827 ÷ 481,042 shares)			$8.88
Class Z :
Net Asset Value , offering price and redemption price per share ($106,527 ÷ 11,953 shares)			$8.91
Class Z6 :
Net Asset Value , offering price and redemption price per share ($28,808,382 ÷ 3,237,321 shares)			$8.90
Premier Class :
Net Asset Value , offering price and redemption price per share ($88,827,356 ÷ 9,974,592 shares)			$8.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,220,205
Interest		996
Income from Fidelity Central Funds		1,967
Total Income		3,223,168
Expenses
Management fee	$279,440
Distribution and service plan fees	5,808
Independent trustees' fees and expenses	407
Total expenses before reductions	285,655
Expense reductions	(22)
Total expenses after reductions		285,633
Net Investment income (loss)		2,937,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,962,435)
Futures contracts	(85,669)
Capital gain distributions from underlying funds:
Affiliated issuers	706,454
Total net realized gain (loss)		(1,341,650)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38
Affiliated issuers	(37,925,768)
Futures contracts	(170,956)
Total change in net unrealized appreciation (depreciation)		(38,096,686)
Net gain (loss)		(39,438,336)
Net increase (decrease) in net assets resulting from operations		$(36,500,801)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,937,535	$6,465,497
Net realized gain (loss)	(1,341,650)	9,663,570
Change in net unrealized appreciation (depreciation)	(38,096,686)	(16,238,888)
Net increase (decrease) in net assets resulting from operations	(36,500,801)	(109,821)
Distributions to shareholders	(5,499,865)	(17,571,412)
Share transactions - net increase (decrease)	3,159,779	35,940,896
Total increase (decrease) in net assets	(38,840,887)	18,259,663

Net Assets
Beginning of period	253,534,544	235,274,881
End of period	$214,693,657	$253,534,544

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$11.36	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.18	.08	.16	.07
Net realized and unrealized gain (loss)	(1.64)	(.17)	2.28	(.37)	-
Total from investment operations	(1.54)	.01	2.36	(.21)	.07
Distributions from net investment income	- D	(.24)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.22)	(.76)	(.43) D	(.27)	(.16)
Net asset value, end of period	$8.85	$10.61	$11.36	$9.43	$9.91
Total Return E,F,G	(14.66)%	(.22)%	25.27%	(2.38)%	.85%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.73%	.73%	.73%	.74% J
Expenses net of fee waivers, if any	.68% J	.73%	.73%	.73%	.74% J
Expenses net of all reductions	.68% J	.73%	.73%	.73%	.74% J
Net investment income (loss)	2.05% J	1.54%	.77%	1.58%	1.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$675	$701	$626	$346	$195
Portfolio turnover rate K	36% J	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$11.35	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.15	.06	.14	.06
Net realized and unrealized gain (loss)	(1.65)	(.16)	2.27	(.36)	- D
Total from investment operations	(1.56)	(.01)	2.33	(.22)	.06
Distributions from net investment income	-	(.21)	(.09)	(.12)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.22)	(.73)	(.42)	(.24)	(.16)
Net asset value, end of period	$8.83	$10.61	$11.35	$9.44	$9.90
Total Return E,F,G	(14.87)%	(.40)%	24.86%	(2.50)%	.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.93% J	.98%	.98%	.98%	.99% J
Expenses net of fee waivers, if any	.93% J	.98%	.98%	.98%	.99% J
Expenses net of all reductions	.93% J	.98%	.98%	.98%	.99% J
Net investment income (loss)	1.79% J	1.29%	.52%	1.33%	.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,102	$627	$696	$107	$101
Portfolio turnover rate K	36% J	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$11.28	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.09	- D	.08	.03
Net realized and unrealized gain (loss)	(1.62)	(.16)	2.26	(.36)	- D
Total from investment operations	(1.56)	(.07)	2.26	(.28)	.03
Distributions from net investment income	-	(.18)	(.05)	(.08)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.22)	(.70)	(.37) E	(.20)	(.16)
Net asset value, end of period	$8.73	$10.51	$11.28	$9.39	$9.87
Total Return F,G,H	(15.01)%	(.94)%	24.28%	(3.04)%	.43%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.43% K	1.48%	1.48%	1.48%	1.50% K,L
Expenses net of fee waivers, if any	1.43% K	1.48%	1.48%	1.48%	1.50% K,L
Expenses net of all reductions	1.43% K	1.48%	1.48%	1.48%	1.50% K,L
Net investment income (loss)	1.30% K	.79%	.02%	.83%	.48% K
Supplemental Data
Net assets, end of period (000 omitted)	$549	$606	$763	$467	$144
Portfolio turnover rate M	36% K	47%	43%	40%	52% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$11.37	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(1.64)	(.16)	2.27	(.37)	.01
Total from investment operations	(1.53)	.04	2.38	(.18)	.09
Distributions from net investment income	(.01)	(.26)	(.13)	(.17)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.23)	(.78)	(.45) D	(.29)	(.18)
Net asset value, end of period	$8.87	$10.63	$11.37	$9.44	$9.91
Total Return E,F	(14.60)%	.03%	25.50%	(2.09)%	1.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.43% I	.48%	.48%	.49%	.49% I
Expenses net of fee waivers, if any	.43% I	.48%	.48%	.49%	.49% I
Expenses net of all reductions	.43% I	.48%	.48%	.49%	.49% I
Net investment income (loss)	2.30% I	1.79%	1.02%	1.83%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,381	$13,189	$11,995	$8,440	$468
Portfolio turnover rate J	36% I	47%	43%	40%	52% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$11.40	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(1.66)	(.17)	2.29	(.37)	- D
Total from investment operations	(1.54)	.05	2.41	(.17)	.09
Distributions from net investment income	(.01)	(.28)	(.13)	(.18)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.23)	(.79) E	(.46)	(.30)	(.17) E
Net asset value, end of period	$8.89	$10.66	$11.40	$9.45	$9.92
Total Return F,G	(14.63)%	.16%	25.74%	(2.03)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.33% J	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.33% J	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.33% J	.38%	.38%	.38%	.39% J
Net investment income (loss)	2.40% J	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,588	$7,338	$5,237	$6,147	$101
Portfolio turnover rate K	36% J	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$11.41	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.23	.13	.21	.09
Net realized and unrealized gain (loss)	(1.65)	(.16)	2.28	(.37)	.01
Total from investment operations	(1.53)	.07	2.41	(.16)	.10
Distributions from net investment income	(.01)	(.27)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.23)	(.79)	(.47)	(.29)	(.18)
Net asset value, end of period	$8.93	$10.69	$11.41	$9.47	$9.92
Total Return D,E	(14.46)%	.28%	25.71%	(1.86)%	1.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23% H	.28%	.28%	.28%	.30% H,I
Expenses net of fee waivers, if any	.23% H	.28%	.28%	.28%	.30% H,I
Expenses net of all reductions	.23% H	.28%	.28%	.28%	.30% H,I
Net investment income (loss)	2.50% H	1.99%	1.22%	2.03%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$72,387	$85,899	$208,674	$162,504	$8,164
Portfolio turnover rate J	36% H	47%	43%	40%	52% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$11.38	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(1.63)	(.17)	2.28	(.37)	.01
Total from investment operations	(1.52)	.03	2.39	(.18)	.09
Distributions from net investment income	- D	(.26)	(.12)	(.18)	(.10)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.23) E	(.78)	(.45)	(.30)	(.17)
Net asset value, end of period	$8.88	$10.63	$11.38	$9.44	$9.92
Total Return F,G	(14.52)%	(.03)%	25.55%	(2.09)%	1.04%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.43% J	.48%	.48%	.48%	.49% J
Expenses net of fee waivers, if any	.43% J	.48%	.48%	.48%	.49% J
Expenses net of all reductions	.43% J	.48%	.48%	.48%	.49% J
Net investment income (loss)	2.30% J	1.79%	1.02%	1.83%	1.49% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,270	$5,025	$5,420	$3,592	$101
Portfolio turnover rate K	36% J	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$11.42	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(1.66)	(.17)	2.29	(.37)	- D
Total from investment operations	(1.54)	.05	2.41	(.17)	.09
Distributions from net investment income	(.01)	(.27)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.23)	(.79)	(.46)	(.28)	(.17) E
Net asset value, end of period	$8.91	$10.68	$11.42	$9.47	$9.92
Total Return F,G	(14.59)%	.13%	25.70%	(1.99)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.33% J	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.33% J	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.33% J	.38%	.38%	.38%	.39% J
Net investment income (loss)	2.40% J	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$107	$125	$124	$99	$101
Portfolio turnover rate K	36% J	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$11.40	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.13	.21	.10
Net realized and unrealized gain (loss)	(1.64)	(.15)	2.29	(.37)	-
Total from investment operations	(1.52)	.07	2.42	(.16)	.10
Distributions from net investment income	(.01)	(.29)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.24) D	(.81)	(.48)	(.30)	(.18)
Net asset value, end of period	$8.90	$10.66	$11.40	$9.46	$9.92
Total Return E,F	(14.50)%	.27%	25.84%	(1.95)%	1.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I	.28%	.28%	.28%	.29% I
Expenses net of fee waivers, if any	.23% I	.28%	.28%	.28%	.29% I
Expenses net of all reductions	.23% I	.28%	.28%	.28%	.29% I
Net investment income (loss)	2.50% I	1.99%	1.22%	2.03%	1.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$28,808	$29,532	$1,740	$667	$101
Portfolio turnover rate J	36% I	47%	43%	40%	52% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.12	.40
Net realized and unrealized gain (loss)	(1.64)	(.47)
Total from investment operations	(1.52)	(.07)
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	(.22)	(.52)
Total distributions	(.24) D	(.81) D
Net asset value, end of period	$8.91	$10.67
Total Return E,F	(14.48)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.25% I
Expenses net of fee waivers, if any	.20% I	.25% I
Expenses net of all reductions	.20% I	.25% I
Net investment income (loss)	2.53% I	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$88,827	$110,493
Portfolio turnover rate J	36% I	47%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Blue Chip Growth Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.5

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2020 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.32% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $377,845)	380,000	377,964

Domestic Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	3,344,147	33,575,234
Fidelity Series Commodity Strategy Fund (c)	3,737,891	7,812,192
Fidelity Series Large Cap Growth Index Fund (c)	1,599,631	21,323,083
Fidelity Series Large Cap Stock Fund (c)	1,599,580	23,625,801
Fidelity Series Large Cap Value Index Fund (c)	3,561,978	45,308,360
Fidelity Series Small Cap Opportunities Fund (c)	1,035,408	11,161,694
Fidelity Series Value Discovery Fund (c)	1,217,934	16,770,958
TOTAL DOMESTIC EQUITY FUNDS (Cost $168,798,079)		159,577,322

International Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	947,117	11,744,247
Fidelity Series Emerging Markets Fund (c)	837,002	6,059,893
Fidelity Series Emerging Markets Opportunities Fund (c)	3,859,896	56,045,693
Fidelity Series International Growth Fund (c)	1,845,695	23,661,809
Fidelity Series International Index Fund (c)	1,121,535	9,970,444
Fidelity Series International Small Cap Fund (c)	514,663	7,040,596
Fidelity Series International Value Fund (c)	2,765,071	23,751,956
Fidelity Series Overseas Fund (c)	2,506,463	23,886,596
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $190,881,193)		162,161,234

Bond Funds - 48.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,345,312	12,982,261
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	6,677,423	53,352,612
Fidelity Series Corporate Bond Fund (c)	4,016,463	35,063,724
Fidelity Series Emerging Markets Debt Fund (c)	493,462	3,385,147
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	139,734	1,113,678
Fidelity Series Floating Rate High Income Fund (c)	79,076	687,958
Fidelity Series Government Bond Index Fund (c)	5,760,545	52,593,772
Fidelity Series High Income Fund (c)	443,663	3,496,061
Fidelity Series International Developed Markets Bond Index Fund (c)	3,052,915	26,010,833
Fidelity Series Investment Grade Bond Fund (c)	5,498,338	53,663,775
Fidelity Series Investment Grade Securitized Fund (c)	4,266,604	37,375,449
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,778,575	28,528,093
Fidelity Series Real Estate Income Fund (c)	174,204	1,658,417
TOTAL BOND FUNDS (Cost $367,520,506)		309,911,780

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	553,839	553,949
Fidelity Series Government Money Market Fund 3.00% (c)(e)	4,062,905	4,062,905
Fidelity Series Short-Term Credit Fund (c)	168,912	1,601,288
Fidelity Series Treasury Bill Index Fund (c)	583,565	5,812,312
TOTAL SHORT-TERM FUNDS (Cost $12,115,246)		12,030,454

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $739,692,869)	644,058,754
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,472)
NET ASSETS - 100.0%	644,036,282

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	105	Dec 2022	11,766,563	(723,934)	(723,934)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Dec 2022	1,370,000	(17,495)	(17,495)

TOTAL PURCHASED					(741,429)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	Dec 2022	2,521,050	48,583	48,583
ICE E-mini MSCI EAFE Index Contracts (United States)	37	Dec 2022	3,072,110	344,007	344,007
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	23	Dec 2022	1,002,225	1,032	1,032

TOTAL SOLD					393,622

TOTAL FUTURES CONTRACTS					(347,807)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $377,964.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	529,934	3,746,303	3,722,288	6,322	-	-	553,949	0.0%
Total	529,934	3,746,303	3,722,288	6,322	-	-	553,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,145,917	7,352,381	3,014,652	-	(3,847)	(497,538)	12,982,261
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	56,633,688	16,728,148	9,623,561	-	(835,656)	(9,550,007)	53,352,612
Fidelity Series Blue Chip Growth Fund	43,522,692	11,166,506	7,683,028	1,151,803	(1,603,048)	(11,827,888)	33,575,234
Fidelity Series Canada Fund	15,125,428	1,430,921	1,853,529	-	(15,186)	(2,943,387)	11,744,247
Fidelity Series Commodity Strategy Fund	12,106,241	7,094,035	4,907,178	5,548,815	(829,188)	(5,651,718)	7,812,192
Fidelity Series Corporate Bond Fund	46,576,379	4,363,843	9,895,809	677,551	(941,465)	(5,039,224)	35,063,724
Fidelity Series Emerging Markets Debt Fund	4,028,694	544,935	509,593	102,808	(47,234)	(631,655)	3,385,147
Fidelity Series Emerging Markets Debt Local Currency Fund	1,366,372	88,859	188,697	-	(22,488)	(130,368)	1,113,678
Fidelity Series Emerging Markets Fund	7,702,820	947,325	899,752	-	(99,601)	(1,590,899)	6,059,893
Fidelity Series Emerging Markets Opportunities Fund	69,418,322	10,086,620	8,938,902	-	(1,200,037)	(13,320,310)	56,045,693
Fidelity Series Floating Rate High Income Fund	823,575	69,943	165,040	19,998	(4,059)	(36,461)	687,958
Fidelity Series Government Bond Index Fund	65,160,081	6,407,873	13,691,583	480,888	(875,157)	(4,407,442)	52,593,772
Fidelity Series Government Money Market Fund 3.00%	4,161,117	2,991,246	3,089,458	12,200	-	-	4,062,905
Fidelity Series High Income Fund	4,909,390	397,662	1,216,687	115,863	(111,477)	(482,827)	3,496,061
Fidelity Series Inflation-Protected Bond Index Fund	8,905,559	228,884	8,944,353	74,825	177,964	(368,054)	-
Fidelity Series International Developed Markets Bond Index Fund	25,996,419	7,683,853	5,186,872	42,204	(392,531)	(2,090,036)	26,010,833
Fidelity Series International Growth Fund	30,417,235	4,204,319	4,125,183	-	(612,136)	(6,222,426)	23,661,809
Fidelity Series International Index Fund	12,828,800	1,531,454	1,561,563	-	(116,306)	(2,711,941)	9,970,444
Fidelity Series International Small Cap Fund	9,554,843	782,648	1,078,595	-	(191,187)	(2,027,113)	7,040,596
Fidelity Series International Value Fund	30,856,233	4,076,903	4,592,100	-	(360,100)	(6,228,980)	23,751,956
Fidelity Series Investment Grade Bond Fund	68,533,019	6,524,731	14,550,765	886,554	(1,012,485)	(5,830,725)	53,663,775
Fidelity Series Investment Grade Securitized Fund	48,012,139	4,301,247	10,519,652	437,241	(675,819)	(3,742,466)	37,375,449
Fidelity Series Large Cap Growth Index Fund	27,419,894	5,293,130	4,698,270	159,555	(77,109)	(6,614,562)	21,323,083
Fidelity Series Large Cap Stock Fund	30,598,070	5,196,402	5,542,987	1,476,080	4,062	(6,629,746)	23,625,801
Fidelity Series Large Cap Value Index Fund	58,570,718	5,519,458	9,256,899	-	524,149	(10,049,066)	45,308,360
Fidelity Series Long-Term Treasury Bond Index Fund	35,431,350	5,787,127	4,866,817	417,364	(680,627)	(7,142,940)	28,528,093
Fidelity Series Overseas Fund	30,718,970	4,354,825	3,638,926	-	(450,384)	(7,097,889)	23,886,596
Fidelity Series Real Estate Income Fund	2,958,695	244,512	1,158,696	130,181	(44,047)	(342,047)	1,658,417
Fidelity Series Short-Term Credit Fund	4,170,295	284,389	2,790,734	17,429	(76,553)	13,891	1,601,288
Fidelity Series Small Cap Opportunities Fund	14,722,732	1,851,707	2,464,239	522,261	(119,657)	(2,828,849)	11,161,694
Fidelity Series Treasury Bill Index Fund	12,484,851	2,029,127	8,687,583	46,563	(494)	(13,589)	5,812,312
Fidelity Series Value Discovery Fund	21,655,267	2,005,972	4,086,178	-	83,809	(2,887,912)	16,770,958
	814,515,805	131,570,985	163,427,881	12,320,183	(10,607,894)	(128,924,174)	643,126,841

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	377,964	-	377,964	-

Domestic Equity Funds	159,577,322	159,577,322	-	-

International Equity Funds	162,161,234	162,161,234	-	-

Bond Funds	309,911,780	309,911,780	-	-

Short-Term Funds	12,030,454	12,030,454	-	-
Total Investments in Securities:	644,058,754	643,680,790	377,964	-
Derivative Instruments:

Assets
Futures Contracts	393,622	393,622	-	-
Total Assets	393,622	393,622	-	-

Liabilities
Futures Contracts	(741,429)	(741,429)	-	-
Total Liabilities	(741,429)	(741,429)	-	-
Total Derivative Instruments:	(347,807)	(347,807)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	393,622	0
Total Equity Risk	393,622	0
Interest Rate Risk
Futures Contracts (a)	0	(741,429)
Total Interest Rate Risk	0	(741,429)
Total Value of Derivatives	393,622	(741,429)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $377,845)		$377,964
Fidelity Central Funds (cost $553,949)		553,949
Other affiliated issuers (cost $738,761,075)		643,126,841

Total Investment in Securities (cost $739,692,869)			$644,058,754
Receivable for investments sold			7,305,118
Receivable for fund shares sold			483,055
Distributions receivable from Fidelity Central Funds			1,616
Total assets			651,848,543
Liabilities
Payable for investments purchased		6,819,738
Payable for fund shares redeemed		834,704
Accrued management fee		140,304
Distribution and service plan fees payable		2,568
Payable for daily variation margin on futures contracts		14,947
Total Liabilities			7,812,261
Net Assets			$644,036,282
Net Assets consist of:
Paid in capital			$746,010,467
Total accumulated earnings (loss)			(101,974,185)
Net Assets			$644,036,282

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,208,542 ÷ 588,758 shares) (a)			$8.85
Maximum offering price per share (100/94.25 of $8.85)			$9.39
Class M :
Net Asset Value and redemption price per share ($1,297,847 ÷ 147,098 shares) (a)			$8.82
Maximum offering price per share (100/96.50 of $8.82)			$9.14
Class C :
Net Asset Value and offering price per share ($1,040,858 ÷ 119,095 shares) (a)			$8.74
Fidelity Freedom Blend 2020 Fund :
Net Asset Value , offering price and redemption price per share ($48,336,564 ÷ 5,449,788 shares)			$8.87
Class K :
Net Asset Value , offering price and redemption price per share ($15,389,882 ÷ 1,728,636 shares)			$8.90
Class K6 :
Net Asset Value , offering price and redemption price per share ($225,931,002 ÷ 25,277,061 shares)			$8.94
Class I :
Net Asset Value , offering price and redemption price per share ($7,357,180 ÷ 828,109 shares)			$8.88
Class Z :
Net Asset Value , offering price and redemption price per share ($648,264 ÷ 72,716 shares)			$8.92
Class Z6 :
Net Asset Value , offering price and redemption price per share ($56,385,159 ÷ 6,324,973 shares)			$8.91
Premier Class :
Net Asset Value , offering price and redemption price per share ($282,440,984 ÷ 31,660,638 shares)			$8.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,532,494
Interest		2,818
Income from Fidelity Central Funds		6,322
Total Income		9,541,634
Expenses
Management fee	$917,429
Distribution and service plan fees	15,646
Independent trustees' fees and expenses	1,288
Total expenses before reductions	934,363
Expense reductions	(13)
Total expenses after reductions		934,350
Net Investment income (loss)		8,607,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,607,894)
Futures contracts	(299,774)
Capital gain distributions from underlying funds:
Affiliated issuers	2,787,689
Total net realized gain (loss)		(8,119,979)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	106
Affiliated issuers	(128,924,174)
Futures contracts	(519,875)
Total change in net unrealized appreciation (depreciation)		(129,443,943)
Net gain (loss)		(137,563,922)
Net increase (decrease) in net assets resulting from operations		$(128,956,638)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,607,284	$20,926,612
Net realized gain (loss)	(8,119,979)	35,444,971
Change in net unrealized appreciation (depreciation)	(129,443,943)	(54,247,349)
Net increase (decrease) in net assets resulting from operations	(128,956,638)	2,124,234
Distributions to shareholders	(19,104,077)	(59,532,715)
Share transactions - net increase (decrease)	(23,274,235)	109,626,571
Total increase (decrease) in net assets	(171,334,950)	52,218,090

Net Assets
Beginning of period	815,371,232	763,153,142
End of period	$644,036,282	$815,371,232

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.61	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.18	.09	.16	.05
Net realized and unrealized gain (loss)	(1.85)	(.12)	2.70	(.49)	(.01)
Total from investment operations	(1.76)	.06	2.79	(.33)	.04
Distributions from net investment income	-	(.25)	(.11)	(.15)	(.07)
Distributions from net realized gain	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.25)	(.81)	(.48)	(.29)	(.12)
Net asset value, end of period	$8.85	$10.86	$11.61	$9.30	$9.92
Total Return D,E,F	(16.45)%	.19%	30.27%	(3.65)%	.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.74%	.74%	.75%	.77% I,J
Expenses net of fee waivers, if any	.69% I	.74%	.74%	.75%	.77% I,J
Expenses net of all reductions	.69% I	.74%	.74%	.75%	.77% I,J
Net investment income (loss)	1.89% I	1.50%	.82%	1.57%	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,209	$5,800	$3,303	$1,422	$894
Portfolio turnover rate K	36% I	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.60	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.15	.06	.13	.03
Net realized and unrealized gain (loss)	(1.86)	(.12)	2.71	(.48)	(.01)
Total from investment operations	(1.78)	.03	2.77	(.35)	.02
Distributions from net investment income	-	(.22)	(.10)	(.14)	(.05)
Distributions from net realized gain	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.25)	(.78)	(.46) D	(.28)	(.10)
Net asset value, end of period	$8.82	$10.85	$11.60	$9.29	$9.92
Total Return E,F,G	(16.65)%	(.07)%	30.14%	(3.91)%	.33%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.94% J	.99%	.99%	1.00%	1.00% J
Expenses net of fee waivers, if any	.94% J	.99%	.99%	1.00%	1.00% J
Expenses net of all reductions	.94% J	.99%	.99%	1.00%	1.00% J
Net investment income (loss)	1.64% J	1.25%	.56%	1.32%	.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,298	$1,434	$1,433	$267	$107
Portfolio turnover rate K	36% J	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$11.54	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.09	.01	.08	- D
Net realized and unrealized gain (loss)	(1.84)	(.11)	2.69	(.49)	- D
Total from investment operations	(1.78)	(.02)	2.70	(.41)	- D
Distributions from net investment income	-	(.19)	(.05)	(.09)	(.05)
Distributions from net realized gain	(.25)	(.56)	(.36)	(.14)	(.05)
Total distributions	(.25)	(.75)	(.42) E	(.23)	(.10)
Net asset value, end of period	$8.74	$10.77	$11.54	$9.26	$9.90
Total Return F,G,H	(16.78)%	(.56)%	29.38%	(4.42)%	.08%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.44% K	1.49%	1.49%	1.50%	1.52% K,L
Expenses net of fee waivers, if any	1.44% K	1.49%	1.49%	1.50%	1.52% K,L
Expenses net of all reductions	1.44% K	1.49%	1.48%	1.50%	1.52% K,L
Net investment income (loss)	1.14% K	.75%	.08%	.82%	.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,041	$1,316	$1,027	$413	$385
Portfolio turnover rate M	36% K	44%	37%	40%	78% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$11.63	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.12	.18	.06
Net realized and unrealized gain (loss)	(1.87)	(.11)	2.70	(.48)	(.01)
Total from investment operations	(1.76)	.09	2.82	(.30)	.05
Distributions from net investment income	(.01)	(.28)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.25) D	(.84) D	(.50)	(.31)	(.13)
Net asset value, end of period	$8.87	$10.88	$11.63	$9.31	$9.92
Total Return E,F	(16.37)%	.45%	30.61%	(3.38)%	.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.49%	.49%	.51% J	.50% I
Expenses net of fee waivers, if any	.44% I	.49%	.49%	.51% J	.50% I
Expenses net of all reductions	.44% I	.49%	.49%	.51% J	.50% I
Net investment income (loss)	2.14% I	1.75%	1.07%	1.81%	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,337	$60,070	$33,411	$19,124	$1,168
Portfolio turnover rate K	36% I	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$11.66	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(1.88)	(.11)	2.71	(.49)	(.01)
Total from investment operations	(1.77)	.11	2.84	(.29)	.06
Distributions from net investment income	- D	(.28)	(.14)	(.19)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.25)	(.85)	(.50) E	(.33)	(.12)
Net asset value, end of period	$8.90	$10.92	$11.66	$9.32	$9.94
Total Return F,G	(16.42)%	.57%	30.84%	(3.35)%	.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.34% J	.39%	.39%	.40%	.40% J
Expenses net of fee waivers, if any	.34% J	.39%	.39%	.40%	.40% J
Expenses net of all reductions	.34% J	.39%	.39%	.40%	.40% J
Net investment income (loss)	2.24% J	1.85%	1.17%	1.92%	1.18% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,390	$23,621	$26,939	$23,420	$101
Portfolio turnover rate K	36% J	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.23	.14	.21	.07
Net realized and unrealized gain (loss)	(1.88)	(.11)	2.71	(.49)	- D
Total from investment operations	(1.76)	.12	2.85	(.28)	.07
Distributions from net investment income	(.01)	(.28)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.26)	(.84) E	(.51) E	(.32)	(.13)
Net asset value, end of period	$8.94	$10.96	$11.68	$9.34	$9.94
Total Return F,G	(16.30)%	.68%	30.88%	(3.21)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24% J	.29%	.29%	.30%	.31% J,K
Expenses net of fee waivers, if any	.24% J	.29%	.29%	.30%	.31% J,K
Expenses net of all reductions	.24% J	.29%	.29%	.30%	.31% J,K
Net investment income (loss)	2.34% J	1.95%	1.27%	2.02%	1.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$225,931	$296,601	$684,575	$476,911	$21,065
Portfolio turnover rate L	36% J	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$11.64	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.21	.12	.19	.06
Net realized and unrealized gain (loss)	(1.88)	(.11)	2.71	(.50)	- D
Total from investment operations	(1.77)	.10	2.83	(.31)	.06
Distributions from net investment income	-	(.28)	(.13)	(.18)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.25)	(.84) E	(.50)	(.32)	(.12)
Net asset value, end of period	$8.88	$10.90	$11.64	$9.31	$9.94
Total Return F,G	(16.48)%	.51%	30.71%	(3.50)%	.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.44% J	.49%	.49%	.51% K	.50% J
Expenses net of fee waivers, if any	.44% J	.49%	.49%	.51% K	.50% J
Expenses net of all reductions	.44% J	.49%	.49%	.51% K	.50% J
Net investment income (loss)	2.14% J	1.75%	1.07%	1.81%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,357	$9,095	$8,555	$5,169	$121
Portfolio turnover rate L	36% J	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(1.86)	(.11)	2.71	(.50)	(.01)
Total from investment operations	(1.75)	.11	2.84	(.30)	.06
Distributions from net investment income	(.01)	(.29)	(.14)	(.17)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.26)	(.86)	(.50) D	(.30) D	(.12)
Net asset value, end of period	$8.92	$10.93	$11.68	$9.34	$9.94
Total Return E,F	(16.28)%	.55%	30.77%	(3.35)%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34% I	.39%	.39%	.40%	.40% I
Expenses net of fee waivers, if any	.34% I	.39%	.39%	.40%	.40% I
Expenses net of all reductions	.34% I	.39%	.39%	.40%	.40% I
Net investment income (loss)	2.24% I	1.85%	1.17%	1.92%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$648	$740	$158	$121	$101
Portfolio turnover rate J	36% I	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.23	.14	.20	.07
Net realized and unrealized gain (loss)	(1.88)	(.11)	2.71	(.48)	- D
Total from investment operations	(1.76)	.12	2.85	(.28)	.07
Distributions from net investment income	(.01)	(.30)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.26)	(.87)	(.51) E	(.32)	(.13)
Net asset value, end of period	$8.91	$10.93	$11.68	$9.34	$9.94
Total Return F,G	(16.34)%	.63%	30.88%	(3.19)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24% J	.29%	.29%	.31% K	.30% J
Expenses net of fee waivers, if any	.24% J	.29%	.29%	.31% K	.30% J
Expenses net of all reductions	.24% J	.29%	.29%	.31% K	.30% J
Net investment income (loss)	2.34% J	1.95%	1.27%	2.01%	1.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$56,385	$52,552	$3,752	$1,790	$101
Portfolio turnover rate L	36% J	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.12	.43
Net realized and unrealized gain (loss)	(1.88)	(.47)
Total from investment operations	(1.76)	(.04)
Distributions from net investment income	(.01)	(.31)
Distributions from net realized gain	(.25)	(.57)
Total distributions	(.26)	(.87) D
Net asset value, end of period	$8.92	$10.94
Total Return E,F	(16.33)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26% I
Expenses net of fee waivers, if any	.21% I	.26% I
Expenses net of all reductions	.21% I	.26% I
Net investment income (loss)	2.37% I	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$282,441	$364,143
Portfolio turnover rate J	36% I	44%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Value Index Fund	8.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
65.0

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2025 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.29% 10/20/22 to 12/29/22 (b) (Cost $716,001)	720,000	716,275

Domestic Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	7,660,303	76,909,445
Fidelity Series Commodity Strategy Fund (c)	7,250,064	15,152,633
Fidelity Series Large Cap Growth Index Fund (c)	3,664,443	48,847,026
Fidelity Series Large Cap Stock Fund (c)	3,664,281	54,121,427
Fidelity Series Large Cap Value Index Fund (c)	8,159,079	103,783,491
Fidelity Series Small Cap Opportunities Fund (c)	2,375,240	25,605,090
Fidelity Series Value Discovery Fund (c)	2,789,575	38,412,442
TOTAL DOMESTIC EQUITY FUNDS (Cost $394,485,894)		362,831,554

International Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,078,777	25,776,836
Fidelity Series Emerging Markets Fund (c)	1,769,450	12,810,817
Fidelity Series Emerging Markets Opportunities Fund (c)	8,158,229	118,457,485
Fidelity Series International Growth Fund (c)	4,050,417	51,926,349
Fidelity Series International Index Fund (c)	2,461,790	21,885,317
Fidelity Series International Small Cap Fund (c)	1,129,021	15,445,008
Fidelity Series International Value Fund (c)	6,068,081	52,124,820
Fidelity Series Overseas Fund (c)	5,500,601	52,420,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $426,118,836)		350,847,356

Bond Funds - 42.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,039,018	96,191,755
Fidelity Series Corporate Bond Fund (c)	6,829,252	59,619,372
Fidelity Series Emerging Markets Debt Fund (c)	961,214	6,593,930
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	272,188	2,169,340
Fidelity Series Floating Rate High Income Fund (c)	154,616	1,345,160
Fidelity Series Government Bond Index Fund (c)	9,794,934	89,427,750
Fidelity Series High Income Fund (c)	864,179	6,809,733
Fidelity Series International Developed Markets Bond Index Fund (c)	5,843,010	49,782,448
Fidelity Series Investment Grade Bond Fund (c)	9,348,982	91,246,060
Fidelity Series Investment Grade Securitized Fund (c)	7,254,478	63,549,229
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,349,609	61,787,167
Fidelity Series Real Estate Income Fund (c)	339,255	3,229,710
TOTAL BOND FUNDS (Cost $636,406,797)		531,751,654

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	969,266	969,460
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,866,545	1,866,545
Fidelity Series Short-Term Credit Fund (c)	53	503
Fidelity Series Treasury Bill Index Fund (c)	491,400	4,894,344
TOTAL SHORT-TERM FUNDS (Cost $7,730,852)		7,730,852

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,465,458,380)	1,253,877,691
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,941)
NET ASSETS - 100.0%	1,253,835,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	204	Dec 2022	22,860,750	(1,406,500)	(1,406,500)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	19	Dec 2022	2,603,000	(33,397)	(33,397)

TOTAL PURCHASED					(1,439,897)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Dec 2022	5,042,100	80,249	80,249
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Dec 2022	5,646,040	703,677	703,677
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	Dec 2022	1,917,300	2,839	2,839

TOTAL SOLD					786,765

TOTAL FUTURES CONTRACTS					(653,132)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $716,275.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	897,468	7,896,390	7,824,398	11,457	-	-	969,460	0.0%
Total	897,468	7,896,390	7,824,398	11,457	-	-	969,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,213,467	7,233,958	-	20,491	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	88,313,540	33,001,944	7,538,623	-	(542,123)	(17,042,983)	96,191,755
Fidelity Series Blue Chip Growth Fund	92,992,682	25,544,554	12,131,794	2,624,390	(3,713,401)	(25,782,596)	76,909,445
Fidelity Series Canada Fund	31,191,964	3,531,277	2,645,886	-	(35,757)	(6,264,762)	25,776,836
Fidelity Series Commodity Strategy Fund	22,205,513	13,880,617	8,319,573	10,772,007	(2,053,595)	(10,560,329)	15,152,633
Fidelity Series Corporate Bond Fund	75,318,971	8,252,887	14,043,989	1,123,888	(1,179,338)	(8,729,159)	59,619,372
Fidelity Series Emerging Markets Debt Fund	7,376,970	1,071,723	572,264	195,268	(54,802)	(1,227,697)	6,593,930
Fidelity Series Emerging Markets Debt Local Currency Fund	2,499,926	208,240	251,094	-	(36,495)	(251,237)	2,169,340
Fidelity Series Emerging Markets Fund	15,251,806	2,092,993	1,065,072	-	(187,065)	(3,281,845)	12,810,817
Fidelity Series Emerging Markets Opportunities Fund	137,460,211	22,018,456	11,195,121	-	(3,284,479)	(26,541,582)	118,457,485
Fidelity Series Floating Rate High Income Fund	1,506,542	153,410	238,610	37,932	(4,040)	(72,142)	1,345,160
Fidelity Series Government Bond Index Fund	105,388,442	12,125,594	19,306,809	797,998	(1,150,203)	(7,629,274)	89,427,750
Fidelity Series Government Money Market Fund 3.00%	3,469,402	1,928,478	3,531,335	2,041	-	-	1,866,545
Fidelity Series High Income Fund	9,003,844	869,372	1,942,308	219,283	(133,918)	(987,257)	6,809,733
Fidelity Series Inflation-Protected Bond Index Fund	13,145,591	378,326	13,202,659	151,661	218,036	(539,294)	-
Fidelity Series International Developed Markets Bond Index Fund	46,700,158	15,104,284	7,397,153	77,298	(709,549)	(3,915,292)	49,782,448
Fidelity Series International Growth Fund	62,508,182	10,029,921	6,106,095	-	(1,077,728)	(13,427,931)	51,926,349
Fidelity Series International Index Fund	26,474,889	3,438,042	1,982,946	-	(205,450)	(5,839,218)	21,885,317
Fidelity Series International Small Cap Fund	19,703,247	1,771,548	1,287,712	-	(304,635)	(4,437,440)	15,445,008
Fidelity Series International Value Fund	63,184,340	9,730,243	6,761,010	-	(593,928)	(13,434,825)	52,124,820
Fidelity Series Investment Grade Bond Fund	110,845,459	12,399,957	20,636,496	1,471,798	(1,562,364)	(9,800,496)	91,246,060
Fidelity Series Investment Grade Securitized Fund	77,639,832	8,246,249	14,960,153	727,538	(1,066,537)	(6,310,162)	63,549,229
Fidelity Series Large Cap Growth Index Fund	58,589,695	12,305,051	7,365,251	353,105	(367,296)	(14,315,173)	48,847,026
Fidelity Series Large Cap Stock Fund	65,376,329	12,032,747	8,526,541	3,336,190	(564,542)	(14,196,566)	54,121,427
Fidelity Series Large Cap Value Index Fund	125,146,053	13,182,685	13,368,219	-	(569,527)	(20,607,501)	103,783,491
Fidelity Series Long-Term Treasury Bond Index Fund	70,976,087	14,053,643	7,001,830	872,574	(1,146,842)	(15,093,891)	61,787,167
Fidelity Series Overseas Fund	62,932,419	10,045,642	4,540,655	-	(698,227)	(15,318,455)	52,420,724
Fidelity Series Real Estate Income Fund	5,415,869	536,446	1,984,378	254,121	(125,492)	(612,735)	3,229,710
Fidelity Series Short-Term Credit Fund	3,478,139	66,679	3,520,962	6,096	(93,509)	70,156	503
Fidelity Series Small Cap Opportunities Fund	31,456,232	4,525,534	3,864,387	1,189,495	(509,395)	(6,002,894)	25,605,090
Fidelity Series Treasury Bill Index Fund	10,409,392	5,080,039	10,595,087	10,101	715	(715)	4,894,344
Fidelity Series Value Discovery Fund	46,268,874	4,757,486	6,359,159	-	(357,145)	(5,897,614)	38,412,442
	1,492,230,600	269,577,534	229,477,129	24,222,784	(22,088,140)	(258,050,909)	1,252,191,956

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	716,275	-	716,275	-

Domestic Equity Funds	362,831,554	362,831,554	-	-

International Equity Funds	350,847,356	350,847,356	-	-

Bond Funds	531,751,654	531,751,654	-	-

Short-Term Funds	7,730,852	7,730,852	-	-
Total Investments in Securities:	1,253,877,691	1,253,161,416	716,275	-
Derivative Instruments:

Assets
Futures Contracts	786,765	786,765	-	-
Total Assets	786,765	786,765	-	-

Liabilities
Futures Contracts	(1,439,897)	(1,439,897)	-	-
Total Liabilities	(1,439,897)	(1,439,897)	-	-
Total Derivative Instruments:	(653,132)	(653,132)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	786,765	0
Total Equity Risk	786,765	0
Interest Rate Risk
Futures Contracts (a)	0	(1,439,897)
Total Interest Rate Risk	0	(1,439,897)
Total Value of Derivatives	786,765	(1,439,897)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $716,001)		$716,275
Fidelity Central Funds (cost $969,460)		969,460
Other affiliated issuers (cost $1,463,772,919)		1,252,191,956

Total Investment in Securities (cost $1,465,458,380)			$1,253,877,691
Receivable for investments sold			14,464,051
Receivable for fund shares sold			1,113,018
Distributions receivable from Fidelity Central Funds			2,868
Total assets			1,269,457,628
Liabilities
Payable for investments purchased		14,874,287
Payable for fund shares redeemed		432,254
Accrued management fee		283,847
Distribution and service plan fees payable		4,033
Payable for daily variation margin on futures contracts		27,457
Total Liabilities			15,621,878
Net Assets			$1,253,835,750
Net Assets consist of:
Paid in capital			$1,477,966,202
Total accumulated earnings (loss)			(224,130,452)
Net Assets			$1,253,835,750

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,988,111 ÷ 897,185 shares) (a)			$8.90
Maximum offering price per share (100/94.25 of $8.90)			$9.44
Class M :
Net Asset Value and redemption price per share ($1,889,073 ÷ 211,359 shares) (a)			$8.94
Maximum offering price per share (100/96.50 of $8.94)			$9.26
Class C :
Net Asset Value and offering price per share ($1,779,934 ÷ 202,384 shares) (a)			$8.79
Fidelity Freedom Blend 2025 Fund :
Net Asset Value , offering price and redemption price per share ($82,466,753 ÷ 9,244,377 shares)			$8.92
Class K :
Net Asset Value , offering price and redemption price per share ($26,494,562 ÷ 2,958,934 shares)			$8.95
Class K6 :
Net Asset Value , offering price and redemption price per share ($482,659,796 ÷ 53,715,074 shares)			$8.99
Class I :
Net Asset Value , offering price and redemption price per share ($20,908,701 ÷ 2,340,227 shares)			$8.93
Class Z :
Net Asset Value , offering price and redemption price per share ($1,871,215 ÷ 208,715 shares)			$8.97
Class Z6 :
Net Asset Value , offering price and redemption price per share ($131,519,962 ÷ 14,677,497 shares)			$8.96
Premier Class :
Net Asset Value , offering price and redemption price per share ($496,257,643 ÷ 55,349,740 shares)			$8.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,913,587
Interest		5,560
Income from Fidelity Central Funds		11,457
Total Income		17,930,604
Expenses
Management fee	$1,800,473
Distribution and service plan fees	24,112
Independent trustees' fees and expenses	2,392
Total expenses before reductions	1,826,977
Expense reductions	(8)
Total expenses after reductions		1,826,969
Net Investment income (loss)		16,103,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(22,088,140)
Futures contracts	(683,518)
Capital gain distributions from underlying funds:
Affiliated issuers	6,309,197
Total net realized gain (loss)		(16,462,461)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	247
Affiliated issuers	(258,050,909)
Futures contracts	(927,150)
Total change in net unrealized appreciation (depreciation)		(258,977,812)
Net gain (loss)		(275,440,273)
Net increase (decrease) in net assets resulting from operations		$(259,336,638)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,103,635	$36,422,085
Net realized gain (loss)	(16,462,461)	60,854,495
Change in net unrealized appreciation (depreciation)	(258,977,812)	(97,453,080)
Net increase (decrease) in net assets resulting from operations	(259,336,638)	(176,500)
Distributions to shareholders	(33,555,752)	(95,733,101)
Share transactions - net increase (decrease)	52,982,715	418,228,992
Total increase (decrease) in net assets	(239,909,675)	322,319,391

Net Assets
Beginning of period	1,493,745,425	1,171,426,034
End of period	$1,253,835,750	$1,493,745,425

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$11.71	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.19	.09	.16	.03
Net realized and unrealized gain (loss)	(2.00)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(1.91)	.11	3.10	(.42)	.01
Distributions from net investment income	-	(.25)	(.11)	(.15)	(.11)
Distributions from net realized gain	(.24)	(.52)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.77)	(.48) D	(.31) D	(.19)
Net asset value, end of period	$8.90	$11.05	$11.71	$9.09	$9.82
Total Return E,F,G	(17.51)%	.59%	34.40%	(4.73)%	.29%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J	.75%	.76%	.76%	.76% J
Expenses net of fee waivers, if any	.70% J	.75%	.76%	.76%	.76% J
Expenses net of all reductions	.70% J	.75%	.76%	.76%	.76% J
Net investment income (loss)	1.87% J	1.63%	.85%	1.56%	.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,988	$7,622	$3,751	$1,706	$168
Portfolio turnover rate K	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.77	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.16	.07	.13	.02
Net realized and unrealized gain (loss)	(2.00)	(.08)	3.00	(.58)	(.02)
Total from investment operations	(1.92)	.08	3.07	(.45)	-
Distributions from net investment income	-	(.24)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.75)	(.43)	(.24) D	(.18)
Net asset value, end of period	$8.94	$11.10	$11.77	$9.13	$9.82
Total Return E,F,G	(17.53)%	.32%	33.97%	(4.94)%	.16%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95% J	1.00%	1.01%	1.02% K	1.02% J,K
Expenses net of fee waivers, if any	.95% J	1.00%	1.01%	1.02% K	1.02% J,K
Expenses net of all reductions	.95% J	1.00%	1.01%	1.02% K	1.02% J,K
Net investment income (loss)	1.62% J	1.38%	.60%	1.31%	.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,889	$2,249	$1,838	$886	$746
Portfolio turnover rate L	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$11.64	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.01	.08	(.01)
Net realized and unrealized gain (loss)	(1.98)	(.08)	2.98	(.58)	(.02)
Total from investment operations	(1.93)	.02	2.99	(.50)	(.03)
Distributions from net investment income	-	(.19)	(.05)	(.11)	(.09)
Distributions from net realized gain	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.70)	(.40) D	(.26)	(.16) D
Net asset value, end of period	$8.79	$10.96	$11.64	$9.05	$9.81
Total Return E,F,G	(17.85)%	(.16)%	33.37%	(5.45)%	(.12)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.45% J	1.50%	1.51%	1.51%	1.51% J
Expenses net of fee waivers, if any	1.45% J	1.50%	1.51%	1.51%	1.51% J
Expenses net of all reductions	1.45% J	1.50%	1.51%	1.51%	1.51% J
Net investment income (loss)	1.12% J	.88%	.10%	.81%	(.17)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,780	$1,696	$1,273	$472	$298
Portfolio turnover rate K	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$11.73	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(1.99)	(.09)	3.01	(.57)	(.03)
Total from investment operations	(1.89)	.13	3.13	(.39)	.02
Distributions from net investment income	(.01)	(.28)	(.14)	(.17)	(.13)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.25)	(.80) D	(.50)	(.33) D	(.20) D
Net asset value, end of period	$8.92	$11.06	$11.73	$9.10	$9.82
Total Return E,F	(17.37)%	.79%	34.74%	(4.45)%	.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.50%	.51%	.52% J	.52% I,J
Expenses net of fee waivers, if any	.45% I	.50%	.51%	.52% J	.52% I,J
Expenses net of all reductions	.45% I	.50%	.51%	.52% J	.52% I,J
Net investment income (loss)	2.12% I	1.88%	1.10%	1.80%	.83% I
Supplemental Data
Net assets, end of period (000 omitted)	$82,467	$93,025	$43,207	$21,223	$1,621
Portfolio turnover rate K	33% I	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$11.75	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.13	.20	.05
Net realized and unrealized gain (loss)	(2.01)	(.09)	3.01	(.58)	(.02)
Total from investment operations	(1.90)	.15	3.14	(.38)	.03
Distributions from net investment income	- D	(.28)	(.14)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.81)	(.50)	(.34) E	(.20)
Net asset value, end of period	$8.95	$11.09	$11.75	$9.11	$9.83
Total Return F,G	(17.33)%	.90%	34.83%	(4.34)%	.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.35% J	.40%	.41%	.41%	.41% J
Expenses net of fee waivers, if any	.35% J	.40%	.41%	.41%	.41% J
Expenses net of all reductions	.35% J	.40%	.41%	.41%	.41% J
Net investment income (loss)	2.22% J	1.98%	1.20%	1.91%	.93% J
Supplemental Data
Net assets, end of period (000 omitted)	$26,495	$36,357	$31,964	$24,031	$101
Portfolio turnover rate K	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$11.77	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.25	.14	.21	.06
Net realized and unrealized gain (loss)	(2.01)	(.09)	3.01	(.59)	(.02)
Total from investment operations	(1.89)	.16	3.15	(.38)	.04
Distributions from net investment income	(.01)	(.28)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.16)	(.08)
Total distributions	(.25)	(.80) D	(.51)	(.33) D	(.20)
Net asset value, end of period	$8.99	$11.13	$11.77	$9.13	$9.84
Total Return E,F	(17.22)%	1.05%	34.86%	(4.28)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.30%	.31%	.31%	.32% I,J
Expenses net of fee waivers, if any	.25% I	.30%	.31%	.31%	.32% I,J
Expenses net of all reductions	.25% I	.30%	.31%	.31%	.32% I,J
Net investment income (loss)	2.32% I	2.08%	1.30%	2.01%	1.02% I
Supplemental Data
Net assets, end of period (000 omitted)	$482,660	$585,570	$1,055,963	$623,940	$40,828
Portfolio turnover rate K	33% I	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$11.73	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(2.01)	(.08)	3.00	(.57)	(.02)
Total from investment operations	(1.90)	.14	3.12	(.39)	.03
Distributions from net investment income	- D	(.27)	(.13)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.80)	(.49)	(.34) E	(.20)
Net asset value, end of period	$8.93	$11.07	$11.73	$9.10	$9.83
Total Return F,G	(17.38)%	.80%	34.69%	(4.46)%	.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J	.50%	.51%	.51%	.51% J
Expenses net of fee waivers, if any	.45% J	.50%	.51%	.51%	.51% J
Expenses net of all reductions	.45% J	.50%	.51%	.51%	.51% J
Net investment income (loss)	2.12% J	1.88%	1.10%	1.81%	.83% J
Supplemental Data
Net assets, end of period (000 omitted)	$20,909	$26,357	$24,503	$7,685	$100
Portfolio turnover rate K	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.77	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.23	.13	.20	.05
Net realized and unrealized gain (loss)	(2.01)	(.07)	3.01	(.58)	(.02)
Total from investment operations	(1.90)	.16	3.14	(.38)	.03
Distributions from net investment income	- D	(.30)	(.13)	(.17)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.82) E	(.50) E	(.32)	(.20)
Net asset value, end of period	$8.97	$11.11	$11.77	$9.13	$9.83
Total Return F,G	(17.31)%	1.01%	34.72%	(4.30)%	.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.35% J	.40%	.41%	.41%	.41% J
Expenses net of fee waivers, if any	.35% J	.40%	.41%	.41%	.41% J
Expenses net of all reductions	.35% J	.40%	.41%	.41%	.41% J
Net investment income (loss)	2.22% J	1.97%	1.20%	1.91%	.93% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,871	$2,226	$130	$96	$101
Portfolio turnover rate K	33% J	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.76	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.14	.20	.06
Net realized and unrealized gain (loss)	(2.00)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(1.89)	.16	3.15	(.38)	.04
Distributions from net investment income	(.01)	(.30)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.25)	(.82) D	(.51)	(.34) D	(.20)
Net asset value, end of period	$8.96	$11.10	$11.76	$9.12	$9.84
Total Return E,F	(17.27)%	1.03%	34.98%	(4.35)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.30%	.31%	.32% J	.31% I
Expenses net of fee waivers, if any	.25% I	.30%	.31%	.32% J	.31% I
Expenses net of all reductions	.25% I	.30%	.31%	.32% J	.31% I
Net investment income (loss)	2.32% I	2.08%	1.30%	2.01%	1.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$131,520	$125,633	$8,797	$3,760	$104
Portfolio turnover rate K	33% I	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.12	.44
Net realized and unrealized gain (loss)	(2.01)	(.45)
Total from investment operations	(1.89)	(.01)
Distributions from net investment income	(.01)	(.31)
Distributions from net realized gain	(.24)	(.53)
Total distributions	(.25)	(.83) D
Net asset value, end of period	$8.97	$11.11
Total Return E,F	(17.24)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.26% I
Expenses net of fee waivers, if any	.22% I	.26% I
Expenses net of all reductions	.22% I	.26% I
Net investment income (loss)	2.35% I	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$496,258	$613,010
Portfolio turnover rate J	33% I	34%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.0
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series Overseas Fund	4.6
Fidelity Series International Value Fund	4.6
Fidelity Series International Growth Fund	4.6
63.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2030 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.29% 10/20/22 to 12/29/22 (b) (Cost $806,025)	810,000	806,293

Domestic Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	10,079,360	101,196,772
Fidelity Series Commodity Strategy Fund (c)	8,373,057	17,499,690
Fidelity Series Large Cap Growth Index Fund (c)	4,822,494	64,283,851
Fidelity Series Large Cap Stock Fund (c)	4,822,055	71,221,758
Fidelity Series Large Cap Value Index Fund (c)	10,734,899	136,547,918
Fidelity Series Small Cap Opportunities Fund (c)	3,127,609	33,715,622
Fidelity Series Value Discovery Fund (c)	3,669,439	50,528,172
TOTAL DOMESTIC EQUITY FUNDS (Cost $521,121,159)		474,993,783

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,653,293	32,900,839
Fidelity Series Emerging Markets Fund (c)	2,197,297	15,908,432
Fidelity Series Emerging Markets Opportunities Fund (c)	10,104,397	146,715,838
Fidelity Series International Growth Fund (c)	5,167,969	66,253,366
Fidelity Series International Index Fund (c)	3,142,572	27,937,463
Fidelity Series International Small Cap Fund (c)	1,440,355	19,704,051
Fidelity Series International Value Fund (c)	7,742,290	66,506,272
Fidelity Series Overseas Fund (c)	7,018,251	66,883,934
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $538,927,036)		442,810,195

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	6,413,053	51,240,296
Fidelity Series Corporate Bond Fund (c)	6,967,284	60,824,385
Fidelity Series Emerging Markets Debt Fund (c)	1,108,457	7,604,014
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	313,896	2,501,753
Fidelity Series Floating Rate High Income Fund (c)	178,376	1,551,875
Fidelity Series Government Bond Index Fund (c)	9,992,877	91,234,969
Fidelity Series High Income Fund (c)	996,559	7,852,887
Fidelity Series International Developed Markets Bond Index Fund (c)	6,670,024	56,828,602
Fidelity Series Investment Grade Bond Fund (c)	9,537,875	93,089,659
Fidelity Series Investment Grade Securitized Fund (c)	7,401,073	64,833,398
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,944,179	77,276,751
Fidelity Series Real Estate Income Fund (c)	391,439	3,726,497
TOTAL BOND FUNDS (Cost $618,608,275)		518,565,086

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	1,026,986	1,027,192
Fidelity Series Government Money Market Fund 3.00% (c)(e)	2,162,200	2,162,200
Fidelity Series Short-Term Credit Fund (c)	140	1,329
Fidelity Series Treasury Bill Index Fund (c)	567,358	5,650,884
TOTAL SHORT-TERM FUNDS (Cost $8,841,606)		8,841,605

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,688,304,101)	1,446,016,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57,289)
NET ASSETS - 100.0%	1,445,959,673

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	235	Dec 2022	26,334,688	(1,620,233)	(1,620,233)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	22	Dec 2022	3,014,000	(38,015)	(38,015)

TOTAL PURCHASED					(1,658,248)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	Dec 2022	5,582,325	80,220	80,220
ICE E-mini MSCI EAFE Index Contracts (United States)	77	Dec 2022	6,393,310	853,888	853,888
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	51	Dec 2022	2,222,325	3,826	3,826

TOTAL SOLD					937,934

TOTAL FUTURES CONTRACTS					(720,314)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $806,293.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,096,716	8,874,855	8,944,379	12,263	-	-	1,027,192	0.0%
Total	1,096,716	8,874,855	8,944,379	12,263	-	-	1,027,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	6,213,105	6,232,120	-	19,015	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	42,609,709	20,421,210	2,827,045	-	(263,502)	(8,700,076)	51,240,296
Fidelity Series Blue Chip Growth Fund	115,897,931	35,970,282	13,173,325	3,418,655	(4,533,575)	(32,964,541)	101,196,772
Fidelity Series Canada Fund	37,762,995	5,746,391	2,820,762	-	(116,760)	(7,671,025)	32,900,839
Fidelity Series Commodity Strategy Fund	24,297,644	16,627,697	9,026,282	12,300,212	(2,513,406)	(11,885,963)	17,499,690
Fidelity Series Corporate Bond Fund	73,105,535	10,894,345	13,336,216	1,118,519	(1,076,001)	(8,763,278)	60,824,385
Fidelity Series Emerging Markets Debt Fund	8,051,232	1,484,938	492,356	220,154	(77,625)	(1,362,175)	7,604,014
Fidelity Series Emerging Markets Debt Local Currency Fund	2,726,452	334,047	237,868	-	(37,827)	(283,051)	2,501,753
Fidelity Series Emerging Markets Fund	17,885,519	3,108,054	916,760	-	(257,901)	(3,910,480)	15,908,432
Fidelity Series Emerging Markets Opportunities Fund	161,198,355	31,709,118	10,367,834	-	(3,823,774)	(32,000,027)	146,715,838
Fidelity Series Floating Rate High Income Fund	1,643,955	230,766	237,779	42,716	(3,054)	(82,013)	1,551,875
Fidelity Series Government Bond Index Fund	102,310,865	16,225,080	18,566,440	794,722	(1,166,598)	(7,567,938)	91,234,969
Fidelity Series Government Money Market Fund 3.00%	1,650,374	2,213,511	1,701,685	996	-	-	2,162,200
Fidelity Series High Income Fund	9,850,469	1,309,632	2,051,111	246,702	(144,438)	(1,111,665)	7,852,887
Fidelity Series Inflation-Protected Bond Index Fund	11,292,720	550,506	11,526,154	169,262	69,296	(386,368)	-
Fidelity Series International Developed Markets Bond Index Fund	50,541,874	18,844,108	7,398,399	85,483	(848,584)	(4,310,397)	56,828,602
Fidelity Series International Growth Fund	75,632,140	14,696,244	6,133,682	-	(1,398,734)	(16,542,602)	66,253,366
Fidelity Series International Index Fund	32,056,281	5,259,569	1,887,091	-	(278,483)	(7,212,813)	27,937,463
Fidelity Series International Small Cap Fund	23,820,045	2,901,962	1,147,617	-	(476,569)	(5,393,770)	19,704,051
Fidelity Series International Value Fund	76,388,582	14,711,421	7,188,383	-	(607,411)	(16,797,937)	66,506,272
Fidelity Series Investment Grade Bond Fund	107,608,927	16,477,888	19,696,108	1,465,925	(1,661,346)	(9,639,702)	93,089,659
Fidelity Series Investment Grade Securitized Fund	75,364,191	11,149,405	14,328,467	725,711	(1,077,521)	(6,274,210)	64,833,398
Fidelity Series Large Cap Growth Index Fund	73,023,807	18,020,211	8,097,271	453,702	(527,421)	(18,135,475)	64,283,851
Fidelity Series Large Cap Stock Fund	81,478,786	18,144,502	9,506,241	4,312,563	(646,842)	(18,248,447)	71,221,758
Fidelity Series Large Cap Value Index Fund	155,970,524	21,544,800	13,806,638	-	(586,957)	(26,573,811)	136,547,918
Fidelity Series Long-Term Treasury Bond Index Fund	83,068,505	20,782,220	6,945,104	1,061,708	(1,559,900)	(18,068,970)	77,276,751
Fidelity Series Overseas Fund	76,050,698	14,807,967	4,189,558	-	(976,596)	(18,808,577)	66,883,934
Fidelity Series Real Estate Income Fund	5,903,622	716,240	2,064,845	290,586	(140,605)	(687,915)	3,726,497
Fidelity Series Short-Term Credit Fund	1,654,488	54,624	1,696,692	2,956	(54,985)	43,894	1,329
Fidelity Series Small Cap Opportunities Fund	39,203,110	7,081,913	4,289,693	1,548,472	(769,526)	(7,510,182)	33,715,622
Fidelity Series Treasury Bill Index Fund	4,951,676	5,814,093	5,114,885	5,087	(2,112)	2,112	5,650,884
Fidelity Series Value Discovery Fund	57,665,247	8,139,085	7,252,605	-	(336,318)	(7,687,237)	50,528,172
	1,630,666,258	352,184,934	214,257,016	28,264,131	(25,876,060)	(298,534,639)	1,444,183,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	806,293	-	806,293	-

Domestic Equity Funds	474,993,783	474,993,783	-	-

International Equity Funds	442,810,195	442,810,195	-	-

Bond Funds	518,565,086	518,565,086	-	-

Short-Term Funds	8,841,605	8,841,605	-	-
Total Investments in Securities:	1,446,016,962	1,445,210,669	806,293	-
Derivative Instruments:

Assets
Futures Contracts	937,934	937,934	-	-
Total Assets	937,934	937,934	-	-

Liabilities
Futures Contracts	(1,658,248)	(1,658,248)	-	-
Total Liabilities	(1,658,248)	(1,658,248)	-	-
Total Derivative Instruments:	(720,314)	(720,314)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	937,934	0
Total Equity Risk	937,934	0
Interest Rate Risk
Futures Contracts (a)	0	(1,658,248)
Total Interest Rate Risk	0	(1,658,248)
Total Value of Derivatives	937,934	(1,658,248)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $806,025)		$806,293
Fidelity Central Funds (cost $1,027,192)		1,027,192
Other affiliated issuers (cost $1,686,470,884)		1,444,183,477

Total Investment in Securities (cost $1,688,304,101)			$1,446,016,962
Receivable for investments sold			15,694,364
Receivable for fund shares sold			1,716,673
Distributions receivable from Fidelity Central Funds			3,005
Total assets			1,463,431,004
Liabilities
Payable for investments purchased		16,902,756
Payable for fund shares redeemed		186,861
Accrued management fee		337,286
Distribution and service plan fees payable		5,212
Payable for daily variation margin on futures contracts		39,216
Total Liabilities			17,471,331
Net Assets			$1,445,959,673
Net Assets consist of:
Paid in capital			$1,702,015,956
Total accumulated earnings (loss)			(256,056,283)
Net Assets			$1,445,959,673

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,436,947 ÷ 1,173,920 shares) (a)			$8.89
Maximum offering price per share (100/94.25 of $8.89)			$9.43
Class M :
Net Asset Value and redemption price per share ($2,294,828 ÷ 258,661 shares) (a)			$8.87
Maximum offering price per share (100/96.50 of $8.87)			$9.19
Class C :
Net Asset Value and offering price per share ($2,293,931 ÷ 261,187 shares) (a)			$8.78
Fidelity Freedom Blend 2030 Fund :
Net Asset Value , offering price and redemption price per share ($86,855,688 ÷ 9,729,416 shares)			$8.93
Class K :
Net Asset Value , offering price and redemption price per share ($34,008,432 ÷ 3,796,639 shares)			$8.96
Class K6 :
Net Asset Value , offering price and redemption price per share ($514,945,842 ÷ 57,268,943 shares)			$8.99
Class I :
Net Asset Value , offering price and redemption price per share ($34,092,470 ÷ 3,814,186 shares)			$8.94
Class Z :
Net Asset Value , offering price and redemption price per share ($4,353,970 ÷ 485,604 shares)			$8.97
Class Z6 :
Net Asset Value , offering price and redemption price per share ($142,166,947 ÷ 15,850,317 shares)			$8.97
Premier Class :
Net Asset Value , offering price and redemption price per share ($614,510,618 ÷ 68,481,714 shares)			$8.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$20,091,031
Interest		6,416
Income from Fidelity Central Funds		12,263
Total Income		20,109,710
Expenses
Management fee	$2,100,604
Distribution and service plan fees	32,987
Independent trustees' fees and expenses	2,655
Total expenses before reductions	2,136,246
Expense reductions	(4)
Total expenses after reductions		2,136,242
Net Investment income (loss)		17,973,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(25,876,060)
Futures contracts	(929,293)
Capital gain distributions from underlying funds:
Affiliated issuers	8,173,100
Total net realized gain (loss)		(18,632,253)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	233
Affiliated issuers	(298,534,639)
Futures contracts	(934,592)
Total change in net unrealized appreciation (depreciation)		(299,468,998)
Net gain (loss)		(318,101,251)
Net increase (decrease) in net assets resulting from operations		$(300,127,783)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,973,468	$38,904,868
Net realized gain (loss)	(18,632,253)	71,800,199
Change in net unrealized appreciation (depreciation)	(299,468,998)	(107,287,511)
Net increase (decrease) in net assets resulting from operations	(300,127,783)	3,417,556
Distributions to shareholders	(37,734,922)	(107,024,448)
Share transactions - net increase (decrease)	151,351,873	511,806,513
Total increase (decrease) in net assets	(186,510,832)	408,199,621

Net Assets
Beginning of period	1,632,470,505	1,224,270,884
End of period	$1,445,959,673	$1,632,470,505

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.76	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.19	.10	.16	.02
Net realized and unrealized gain (loss)	(2.06)	(.02)	3.36	(.70)	(.09)
Total from investment operations	(1.97)	.17	3.46	(.54)	(.07)
Distributions from net investment income	-	(.26)	(.12)	(.16)	(.13)
Distributions from net realized gain	(.25)	(.56)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.82)	(.51)	(.33)	(.25)
Net asset value, end of period	$8.89	$11.11	$11.76	$8.81	$9.68
Total Return D,E,F	(17.99)%	1.05%	39.73%	(6.09)%	(.45)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.77%	.77%	.77%	.78% I,J
Expenses net of fee waivers, if any	.71% I	.77%	.77%	.77%	.78% I,J
Expenses net of all reductions	.71% I	.77%	.77%	.77%	.78% I,J
Net investment income (loss)	1.85% I	1.59%	.88%	1.56%	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,437	$9,930	$5,650	$1,516	$348
Portfolio turnover rate K	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.76	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.16	.07	.13	.01
Net realized and unrealized gain (loss)	(2.06)	(.02)	3.37	(.70)	(.09)
Total from investment operations	(1.98)	.14	3.44	(.57)	(.08)
Distributions from net investment income	-	(.24)	(.09)	(.15)	(.12)
Distributions from net realized gain	(.25)	(.56)	(.38)	(.17)	(.12)
Total distributions	(.25)	(.80)	(.47)	(.32)	(.24)
Net asset value, end of period	$8.87	$11.10	$11.76	$8.79	$9.68
Total Return D,E,F	(18.10)%	.78%	39.53%	(6.44)%	(.56)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96% I	1.02%	1.02%	1.02%	1.02% I
Expenses net of fee waivers, if any	.96% I	1.02%	1.02%	1.02%	1.02% I
Expenses net of all reductions	.96% I	1.02%	1.02%	1.02%	1.02% I
Net investment income (loss)	1.60% I	1.34%	.64%	1.32%	.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,295	$2,726	$2,306	$976	$170
Portfolio turnover rate J	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$11.68	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.01	.08	(.02)
Net realized and unrealized gain (loss)	(2.04)	(.02)	3.35	(.71)	(.08)
Total from investment operations	(1.99)	.08	3.36	(.63)	(.10)
Distributions from net investment income	-	(.19)	(.06)	(.09)	(.12)
Distributions from net realized gain	(.25)	(.55)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.74)	(.45)	(.26)	(.24)
Net asset value, end of period	$8.78	$11.02	$11.68	$8.77	$9.66
Total Return D,E,F	(18.33)%	.35%	38.75%	(6.94)%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.46% I	1.52%	1.52%	1.51% J	1.52% I
Expenses net of fee waivers, if any	1.46% I	1.52%	1.52%	1.51% J	1.52% I
Expenses net of all reductions	1.46% I	1.52%	1.52%	1.51% J	1.52% I
Net investment income (loss)	1.10% I	.84%	.13%	.82%	(.35)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,294	$3,242	$3,003	$987	$259
Portfolio turnover rate K	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(2.07)	(.01)	3.38	(.70)	(.09)
Total from investment operations	(1.97)	.21	3.50	(.52)	(.05)
Distributions from net investment income	- D	(.29)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.86)	(.52)	(.35)	(.26)
Net asset value, end of period	$8.93	$11.15	$11.80	$8.82	$9.69
Total Return E,F	(17.91)%	1.37%	40.16%	(5.94)%	(.26)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I	.52%	.52%	.53% J	.52% I
Expenses net of fee waivers, if any	.46% I	.52%	.52%	.53% J	.52% I
Expenses net of all reductions	.46% I	.52%	.52%	.53% J	.52% I
Net investment income (loss)	2.10% I	1.84%	1.14%	1.81%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$86,856	$91,428	$32,244	$17,917	$762
Portfolio turnover rate K	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$11.82	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.23	.13	.20	.04
Net realized and unrealized gain (loss)	(2.08)	(.02)	3.39	(.71)	(.08)
Total from investment operations	(1.97)	.21	3.52	(.51)	(.04)
Distributions from net investment income	- D	(.28)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.85)	(.53)	(.36)	(.26)
Net asset value, end of period	$8.96	$11.18	$11.82	$8.83	$9.70
Total Return E,F	(17.86)%	1.43%	40.29%	(5.86)%	(.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.42%	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.36% I	.42%	.42%	.42%	.42% I
Expenses net of all reductions	.36% I	.42%	.42%	.42%	.42% I
Net investment income (loss)	2.20% I	1.94%	1.24%	1.91%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$34,008	$48,882	$31,624	$21,646	$100
Portfolio turnover rate J	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.25	.14	.20	.05
Net realized and unrealized gain (loss)	(2.09)	(.02)	3.39	(.70)	(.09)
Total from investment operations	(1.97)	.23	3.53	(.50)	(.04)
Distributions from net investment income	(.01)	(.28)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.26)	(.85)	(.54)	(.35)	(.26)
Net asset value, end of period	$8.99	$11.22	$11.84	$8.85	$9.70
Total Return D,E	(17.84)%	1.56%	40.33%	(5.71)%	(.11)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.32%	.32%	.32%	.33% H,I
Expenses net of fee waivers, if any	.26% H	.32%	.32%	.32%	.33% H,I
Expenses net of all reductions	.26% H	.32%	.32%	.32%	.33% H,I
Net investment income (loss)	2.30% H	2.04%	1.34%	2.02%	.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$514,946	$613,817	$1,111,589	$615,185	$21,781
Portfolio turnover rate J	27% H	29%	30%	31%	29% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(2.07)	(.02)	3.38	(.70)	(.10)
Total from investment operations	(1.97)	.20	3.50	(.52)	(.06)
Distributions from net investment income	-	(.28)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.84) D	(.52)	(.35)	(.25) D
Net asset value, end of period	$8.94	$11.16	$11.80	$8.82	$9.69
Total Return E,F	(17.91)%	1.35%	40.19%	(5.92)%	(.29)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I	.52%	.52%	.53% J	.52% I
Expenses net of fee waivers, if any	.46% I	.52%	.52%	.53% J	.52% I
Expenses net of all reductions	.46% I	.52%	.52%	.53% J	.52% I
Net investment income (loss)	2.10% I	1.84%	1.14%	1.81%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$34,092	$37,047	$30,890	$10,530	$100
Portfolio turnover rate K	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(2.08)	(.01)	3.39	(.70)	(.08)
Total from investment operations	(1.97)	.22	3.52	(.51)	(.04)
Distributions from net investment income	- D	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.87)	(.53)	(.34)	(.26)
Net asset value, end of period	$8.97	$11.19	$11.84	$8.85	$9.70
Total Return E,F	(17.84)%	1.44%	40.22%	(5.83)%	(.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.42%	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.36% I	.42%	.42%	.42%	.42% I
Expenses net of all reductions	.36% I	.42%	.42%	.42%	.42% I
Net investment income (loss)	2.20% I	1.94%	1.24%	1.92%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,354	$5,101	$290	$141	$100
Portfolio turnover rate J	27% I	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.15	.19	.05
Net realized and unrealized gain (loss)	(2.07)	(.02)	3.38	(.69)	(.09)
Total from investment operations	(1.96)	.22	3.53	(.50)	(.04)
Distributions from net investment income	(.01)	(.30)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.25)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.26)	(.87)	(.54)	(.35)	(.26)
Net asset value, end of period	$8.97	$11.19	$11.84	$8.85	$9.70
Total Return D,E	(17.80)%	1.48%	40.39%	(5.72)%	(.11)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.32%	.32%	.33% I	.32% H
Expenses net of fee waivers, if any	.26% H	.32%	.32%	.33% I	.32% H
Expenses net of all reductions	.26% H	.32%	.32%	.33% I	.32% H
Net investment income (loss)	2.30% H	2.04%	1.34%	2.01%	.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$142,167	$105,355	$6,674	$3,925	$368
Portfolio turnover rate J	27% H	29%	30%	31%	29% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.12	.45
Net realized and unrealized gain (loss)	(2.09)	(.41)
Total from investment operations	(1.97)	.04
Distributions from net investment income	(.01)	(.31)
Distributions from net realized gain	(.25)	(.57)
Total distributions	(.26)	(.88)
Net asset value, end of period	$8.97	$11.20
Total Return D,E	(17.87)%	(.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23% H	.27% H
Expenses net of fee waivers, if any	.23% H	.27% H
Expenses net of all reductions	.23% H	.27% H
Net investment income (loss)	2.33% H	3.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$614,511	$714,942
Portfolio turnover rate I	27% H	29% H

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Blue Chip Growth Fund	8.9
Fidelity Series Large Cap Stock Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series International Growth Fund	5.5
Fidelity Series Value Discovery Fund	4.4
70.9

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2035 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.29% 10/20/22 to 12/29/22 (b) (Cost $836,053)	840,000	836,301

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,811,460	128,627,060
Fidelity Series Commodity Strategy Fund (c)	8,259,471	17,262,294
Fidelity Series Large Cap Growth Index Fund (c)	6,132,451	81,745,575
Fidelity Series Large Cap Stock Fund (c)	6,131,330	90,559,745
Fidelity Series Large Cap Value Index Fund (c)	13,657,149	173,718,934
Fidelity Series Small Cap Opportunities Fund (c)	4,007,136	43,196,924
Fidelity Series Value Discovery Fund (c)	4,674,207	64,363,829
TOTAL DOMESTIC EQUITY FUNDS (Cost $668,119,846)		599,474,361

International Equity Funds - 36.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,220,885	39,938,970
Fidelity Series Emerging Markets Fund (c)	2,543,123	18,412,212
Fidelity Series Emerging Markets Opportunities Fund (c)	11,638,927	168,997,227
Fidelity Series International Growth Fund (c)	6,252,876	80,161,866
Fidelity Series International Index Fund (c)	3,797,717	33,761,707
Fidelity Series International Small Cap Fund (c)	1,744,500	23,864,764
Fidelity Series International Value Fund (c)	9,368,449	80,474,974
Fidelity Series Overseas Fund (c)	8,492,245	80,931,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $650,490,731)		526,542,810

Bond Funds - 22.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	178,826	1,428,817
Fidelity Series Corporate Bond Fund (c)	3,971,031	34,667,103
Fidelity Series Emerging Markets Debt Fund (c)	1,116,928	7,662,126
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	316,274	2,520,707
Fidelity Series Floating Rate High Income Fund (c)	170,180	1,480,569
Fidelity Series Government Bond Index Fund (c)	5,695,465	51,999,596
Fidelity Series High Income Fund (c)	1,004,126	7,912,512
Fidelity Series International Developed Markets Bond Index Fund (c)	4,249,806	36,208,346
Fidelity Series Investment Grade Bond Fund (c)	5,436,178	53,057,096
Fidelity Series Investment Grade Securitized Fund (c)	4,218,610	36,955,027
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,919,045	83,096,700
Fidelity Series Real Estate Income Fund (c)	394,572	3,756,330
TOTAL BOND FUNDS (Cost $387,046,166)		320,744,929

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	593,001	593,119
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,992,271	1,992,271
Fidelity Series Short-Term Credit Fund (c)	163	1,544
Fidelity Series Treasury Bill Index Fund (c)	552,818	5,506,068
TOTAL SHORT-TERM FUNDS (Cost $8,093,002)		8,093,002

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,714,585,798)	1,455,691,403
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74,958)
NET ASSETS - 100.0%	1,455,616,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	237	Dec 2022	26,558,813	(1,624,558)	(1,624,558)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	22	Dec 2022	3,014,000	(38,283)	(38,283)

TOTAL PURCHASED					(1,662,841)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Dec 2022	6,482,700	49,867	49,867
ICE E-mini MSCI EAFE Index Contracts (United States)	70	Dec 2022	5,812,100	787,516	787,516
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	38	Dec 2022	1,655,850	4,399	4,399

TOTAL SOLD					841,782

TOTAL FUTURES CONTRACTS					(821,059)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $836,301.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	847,166	8,293,981	8,548,028	9,577	-	-	593,119	0.0%
Total	847,166	8,293,981	8,548,028	9,577	-	-	593,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,614,162	206,019	113,657	-	(5,710)	(271,997)	1,428,817
Fidelity Series Blue Chip Growth Fund	146,612,731	43,271,504	13,590,222	4,368,146	(4,485,162)	(43,181,791)	128,627,060
Fidelity Series Canada Fund	45,556,069	7,257,398	3,443,164	-	(146,049)	(9,285,284)	39,938,970
Fidelity Series Commodity Strategy Fund	24,016,541	16,946,249	9,121,142	12,439,577	(3,154,147)	(11,425,207)	17,262,294
Fidelity Series Corporate Bond Fund	39,112,203	7,677,588	6,762,574	600,529	(582,620)	(4,777,494)	34,667,103
Fidelity Series Emerging Markets Debt Fund	7,921,924	1,540,128	364,854	218,857	(60,489)	(1,374,583)	7,662,126
Fidelity Series Emerging Markets Debt Local Currency Fund	2,681,570	372,521	213,984	-	(37,564)	(281,836)	2,520,707
Fidelity Series Emerging Markets Fund	19,961,302	3,926,850	718,868	-	(201,828)	(4,555,244)	18,412,212
Fidelity Series Emerging Markets Opportunities Fund	183,807,703	34,749,674	8,470,589	-	(3,352,525)	(37,737,036)	168,997,227
Fidelity Series Floating Rate High Income Fund	1,619,932	248,184	302,167	42,384	(6,927)	(78,453)	1,480,569
Fidelity Series Government Bond Index Fund	54,786,316	11,322,595	9,331,654	426,735	(421,661)	(4,356,000)	51,999,596
Fidelity Series Government Money Market Fund 3.00%	-	1,992,271	-	-	-	-	1,992,271
Fidelity Series High Income Fund	9,773,253	1,407,622	2,010,518	245,167	(153,332)	(1,104,513)	7,912,512
Fidelity Series International Developed Markets Bond Index Fund	28,138,125	13,709,192	2,572,170	49,557	(298,842)	(2,767,959)	36,208,346
Fidelity Series International Growth Fund	91,187,663	16,019,867	5,331,811	-	(1,171,378)	(20,542,475)	80,161,866
Fidelity Series International Index Fund	38,681,887	6,164,315	2,043,571	-	(253,963)	(8,786,961)	33,761,707
Fidelity Series International Small Cap Fund	28,658,219	3,710,489	1,406,495	-	(393,399)	(6,704,050)	23,864,764
Fidelity Series International Value Fund	92,089,274	17,168,990	7,708,334	-	(557,171)	(20,517,785)	80,474,974
Fidelity Series Investment Grade Bond Fund	57,626,153	11,576,997	9,970,394	787,522	(677,830)	(5,497,830)	53,057,096
Fidelity Series Investment Grade Securitized Fund	40,328,249	7,858,639	7,184,938	390,529	(448,831)	(3,598,092)	36,955,027
Fidelity Series Large Cap Growth Index Fund	92,381,182	22,155,979	9,042,221	571,122	(622,244)	(23,127,121)	81,745,575
Fidelity Series Large Cap Stock Fund	103,071,235	21,840,831	10,309,296	5,388,457	(782,593)	(23,260,432)	90,559,745
Fidelity Series Large Cap Value Index Fund	197,303,568	27,026,088	15,982,801	-	(487,658)	(34,140,263)	173,718,934
Fidelity Series Long-Term Treasury Bond Index Fund	86,561,007	23,710,179	6,453,708	1,116,384	(1,306,719)	(19,414,059)	83,096,700
Fidelity Series Overseas Fund	91,684,093	15,910,100	2,736,928	-	(648,321)	(23,277,854)	80,931,090
Fidelity Series Real Estate Income Fund	5,806,825	769,994	1,993,541	290,084	(139,983)	(686,965)	3,756,330
Fidelity Series Short-Term Credit Fund	-	1,544	-	-	-	-	1,544
Fidelity Series Small Cap Opportunities Fund	49,590,392	8,711,544	4,539,313	1,977,196	(832,133)	(9,733,566)	43,196,924
Fidelity Series Treasury Bill Index Fund	-	5,506,087	19	300	-	-	5,506,068
Fidelity Series Value Discovery Fund	72,946,725	9,828,136	8,164,238	-	(451,072)	(9,795,722)	64,363,829
	1,613,518,303	342,587,574	149,883,171	28,912,546	(21,680,151)	(330,280,572)	1,454,261,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	836,301	-	836,301	-

Domestic Equity Funds	599,474,361	599,474,361	-	-

International Equity Funds	526,542,810	526,542,810	-	-

Bond Funds	320,744,929	320,744,929	-	-

Short-Term Funds	8,093,002	8,093,002	-	-
Total Investments in Securities:	1,455,691,403	1,454,855,102	836,301	-
Derivative Instruments:

Assets
Futures Contracts	841,782	841,782	-	-
Total Assets	841,782	841,782	-	-

Liabilities
Futures Contracts	(1,662,841)	(1,662,841)	-	-
Total Liabilities	(1,662,841)	(1,662,841)	-	-
Total Derivative Instruments:	(821,059)	(821,059)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	841,782	0
Total Equity Risk	841,782	0
Interest Rate Risk
Futures Contracts (a)	0	(1,662,841)
Total Interest Rate Risk	0	(1,662,841)
Total Value of Derivatives	841,782	(1,662,841)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $836,053)		$836,301
Fidelity Central Funds (cost $593,119)		593,119
Other affiliated issuers (cost $1,713,156,626)		1,454,261,983

Total Investment in Securities (cost $1,714,585,798)			$1,455,691,403
Receivable for investments sold			9,616,831
Receivable for fund shares sold			2,318,864
Distributions receivable from Fidelity Central Funds			1,995
Total assets			1,467,629,093
Liabilities
Payable for investments purchased		11,014,676
Payable for fund shares redeemed		577,821
Accrued management fee		360,758
Distribution and service plan fees payable		4,348
Payable for daily variation margin on futures contracts		55,045
Total Liabilities			12,012,648
Net Assets			$1,455,616,445
Net Assets consist of:
Paid in capital			$1,723,701,077
Total accumulated earnings (loss)			(268,084,632)
Net Assets			$1,455,616,445

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,002,985 ÷ 1,008,253 shares) (a)			$8.93
Maximum offering price per share (100/94.25 of $8.93)			$9.47
Class M :
Net Asset Value and redemption price per share ($2,264,263 ÷ 254,683 shares) (a)			$8.89
Maximum offering price per share (100/96.50 of $8.89)			$9.21
Class C :
Net Asset Value and offering price per share ($1,750,501 ÷ 198,856 shares) (a)			$8.80
Fidelity Freedom Blend 2035 Fund :
Net Asset Value , offering price and redemption price per share ($106,115,325 ÷ 11,837,589 shares)			$8.96
Class K :
Net Asset Value , offering price and redemption price per share ($23,152,391 ÷ 2,574,355 shares)			$8.99
Class K6 :
Net Asset Value , offering price and redemption price per share ($489,541,371 ÷ 54,162,109 shares)			$9.04
Class I :
Net Asset Value , offering price and redemption price per share ($26,765,626 ÷ 2,983,173 shares)			$8.97
Class Z :
Net Asset Value , offering price and redemption price per share ($1,039,224 ÷ 115,450 shares)			$9.00
Class Z6 :
Net Asset Value , offering price and redemption price per share ($157,789,295 ÷ 17,522,188 shares)			$9.01
Premier Class :
Net Asset Value , offering price and redemption price per share ($638,195,464 ÷ 70,760,959 shares)			$9.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,603,854
Interest		6,524
Income from Fidelity Central Funds		9,577
Total Income		18,619,955
Expenses
Management fee	$2,197,248
Distribution and service plan fees	24,126
Independent trustees' fees and expenses	2,618
Total expenses before reductions	2,223,992
Expense reductions	(41)
Total expenses after reductions		2,223,951
Net Investment income (loss)		16,396,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(21,680,151)
Futures contracts	(1,177,399)
Capital gain distributions from underlying funds:
Affiliated issuers	10,308,692
Total net realized gain (loss)		(12,548,858)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	191
Affiliated issuers	(330,280,572)
Futures contracts	(871,383)
Total change in net unrealized appreciation (depreciation)		(331,151,764)
Net gain (loss)		(343,700,622)
Net increase (decrease) in net assets resulting from operations		$(327,304,618)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,396,004	$37,050,083
Net realized gain (loss)	(12,548,858)	85,513,955
Change in net unrealized appreciation (depreciation)	(331,151,764)	(108,210,646)
Net increase (decrease) in net assets resulting from operations	(327,304,618)	14,353,392
Distributions to shareholders	(42,244,721)	(114,488,945)
Share transactions - net increase (decrease)	209,940,769	557,806,218
Total increase (decrease) in net assets	(159,608,570)	457,670,665

Net Assets
Beginning of period	1,615,225,015	1,157,554,350
End of period	$1,455,616,445	$1,615,225,015

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.05	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.18	.10	.15	- D
Net realized and unrealized gain (loss)	(2.27)	.14	4.03	(.94)	(.15)
Total from investment operations	(2.19)	.32	4.13	(.79)	(.15)
Distributions from net investment income	-	(.28)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.30)	(.67)	(.42)	(.19)	(.12)
Total distributions	(.30)	(.95)	(.54)	(.35) E	(.25) E
Net asset value, end of period	$8.93	$11.42	$12.05	$8.46	$9.60
Total Return F,G,H	(19.52)%	2.19%	49.46%	(8.89)%	(1.18)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.73% K	.78%	.78%	.78%	.79% K,L
Expenses net of fee waivers, if any	.73% K	.78%	.78%	.78%	.79% K,L
Expenses net of all reductions	.73% K	.78%	.78%	.78%	.79% K,L
Net investment income (loss)	1.66% K	1.46%	.92%	1.52%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$9,003	$6,186	$2,089	$790	$357
Portfolio turnover rate M	19% K	24%	27%	31%	16% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.01	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.15	.07	.13	(.01)
Net realized and unrealized gain (loss)	(2.27)	.14	4.02	(.94)	(.15)
Total from investment operations	(2.20)	.29	4.09	(.81)	(.16)
Distributions from net investment income	-	(.24)	(.12)	(.14)	(.13)
Distributions from net realized gain	(.30)	(.67)	(.41)	(.19)	(.12)
Total distributions	(.30)	(.91)	(.54) D	(.32) D	(.25)
Net asset value, end of period	$8.89	$11.39	$12.01	$8.46	$9.59
Total Return E,F,G	(19.66)%	2.00%	48.92%	(9.06)%	(1.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J	1.03%	1.03%	1.03%	1.03% J
Expenses net of fee waivers, if any	.98% J	1.03%	1.03%	1.03%	1.03% J
Expenses net of all reductions	.98% J	1.03%	1.03%	1.03%	1.03% J
Net investment income (loss)	1.41% J	1.21%	.67%	1.27%	(.16)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,264	$1,913	$887	$291	$177
Portfolio turnover rate K	19% J	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$11.96	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.09	.02	.08	(.04)
Net realized and unrealized gain (loss)	(2.25)	.12	4.00	(.94)	(.14)
Total from investment operations	(2.20)	.21	4.02	(.86)	(.18)
Distributions from net investment income	-	(.21)	(.09)	(.10)	(.11)
Distributions from net realized gain	(.30)	(.67)	(.41)	(.19)	(.12)
Total distributions	(.30)	(.87) D	(.50)	(.29)	(.23)
Net asset value, end of period	$8.80	$11.30	$11.96	$8.44	$9.59
Total Return E,F,G	(19.82)%	1.36%	48.25%	(9.54)%	(1.56)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48% J	1.53%	1.54% K	1.53%	1.54% J,K
Expenses net of fee waivers, if any	1.48% J	1.53%	1.54% K	1.53%	1.54% J,K
Expenses net of all reductions	1.48% J	1.53%	1.54% K	1.53%	1.54% J,K
Net investment income (loss)	.91% J	.71%	.16%	.77%	(.67)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,751	$1,958	$1,362	$274	$207
Portfolio turnover rate L	19% J	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.21	.13	.17	.02
Net realized and unrealized gain (loss)	(2.29)	.14	4.03	(.94)	(.15)
Total from investment operations	(2.19)	.35	4.16	(.77)	(.13)
Distributions from net investment income	-	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.30)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.97) D	(.57)	(.36) D	(.26) D
Net asset value, end of period	$8.96	$11.45	$12.07	$8.48	$9.61
Total Return E,F	(19.47)%	2.48%	49.72%	(8.68)%	(.96)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I	.53%	.53%	.54% J	.53% I
Expenses net of fee waivers, if any	.48% I	.53%	.53%	.54% J	.53% I
Expenses net of all reductions	.48% I	.53%	.53%	.54% J	.53% I
Net investment income (loss)	1.91% I	1.71%	1.17%	1.76%	.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$106,115	$109,569	$37,661	$14,672	$984
Portfolio turnover rate K	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$12.09	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(2.29)	.14	4.04	(.94)	(.15)
Total from investment operations	(2.19)	.36	4.18	(.75)	(.13)
Distributions from net investment income	-	(.29)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.30)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.97)	(.57)	(.38)	(.26) D
Net asset value, end of period	$8.99	$11.48	$12.09	$8.48	$9.61
Total Return E,F	(19.41)%	2.55%	49.96%	(8.56)%	(.97)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.43%	.43%	.43%	.43% I
Expenses net of fee waivers, if any	.38% I	.43%	.43%	.43%	.43% I
Expenses net of all reductions	.38% I	.43%	.43%	.43%	.43% I
Net investment income (loss)	2.01% I	1.81%	1.27%	1.87%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,152	$35,991	$24,728	$16,000	$99
Portfolio turnover rate J	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$12.12	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.15	.20	.03
Net realized and unrealized gain (loss)	(2.30)	.13	4.04	(.94)	(.15)
Total from investment operations	(2.19)	.37	4.19	(.74)	(.12)
Distributions from net investment income	-	(.28)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.30)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.96)	(.57) D	(.37)	(.27)
Net asset value, end of period	$9.04	$11.53	$12.12	$8.50	$9.61
Total Return E,F	(19.33)%	2.62%	50.08%	(8.41)%	(.93)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28% I	.33%	.33%	.33%	.34% I,J
Expenses net of fee waivers, if any	.28% I	.33%	.33%	.33%	.34% I,J
Expenses net of all reductions	.28% I	.33%	.33%	.33%	.34% I,J
Net investment income (loss)	2.11% I	1.91%	1.37%	1.97%	.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$489,541	$562,284	$1,067,514	$572,455	$22,910
Portfolio turnover rate K	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.21	.13	.18	.02
Net realized and unrealized gain (loss)	(2.29)	.14	4.02	(.94)	(.15)
Total from investment operations	(2.19)	.35	4.15	(.76)	(.13)
Distributions from net investment income	-	(.28)	(.13)	(.19)	(.14)
Distributions from net realized gain	(.30)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.96)	(.56)	(.37) D	(.26)
Net asset value, end of period	$8.97	$11.46	$12.07	$8.48	$9.61
Total Return E,F	(19.45)%	2.47%	49.67%	(8.60)%	(1.01)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I	.53%	.53%	.54% J	.53% I
Expenses net of fee waivers, if any	.48% I	.53%	.53%	.54% J	.53% I
Expenses net of all reductions	.48% I	.53%	.53%	.54% J	.53% I
Net investment income (loss)	1.91% I	1.71%	1.17%	1.76%	.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,766	$24,436	$17,238	$5,807	$108
Portfolio turnover rate K	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.10	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(2.29)	.14	4.03	(.94)	(.15)
Total from investment operations	(2.19)	.36	4.17	(.75)	(.13)
Distributions from net investment income	-	(.29)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.30)	(.69)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.97) D	(.56) D	(.37)	(.26) D
Net asset value, end of period	$9.00	$11.49	$12.10	$8.49	$9.61
Total Return E,F	(19.40)%	2.58%	49.87%	(8.52)%	(.97)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.43%	.43%	.43%	.43% I
Expenses net of fee waivers, if any	.38% I	.43%	.43%	.43%	.43% I
Expenses net of all reductions	.38% I	.43%	.43%	.43%	.43% I
Net investment income (loss)	2.01% I	1.81%	1.27%	1.87%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,039	$1,262	$345	$228	$103
Portfolio turnover rate J	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.10	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.23	.15	.18	.03
Net realized and unrealized gain (loss)	(2.29)	.15	4.03	(.93)	(.14)
Total from investment operations	(2.18)	.38	4.18	(.75)	(.11)
Distributions from net investment income	-	(.31)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.30)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.30)	(.99)	(.58)	(.37) D	(.27)
Net asset value, end of period	$9.01	$11.49	$12.10	$8.50	$9.62
Total Return E,F	(19.31)%	2.69%	49.96%	(8.48)%	(.83)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28% I	.33%	.33%	.34% J	.33% I
Expenses net of fee waivers, if any	.28% I	.33%	.33%	.34% J	.33% I
Expenses net of all reductions	.28% I	.33%	.33%	.34% J	.33% I
Net investment income (loss)	2.12% I	1.91%	1.37%	1.96%	.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$157,789	$121,518	$5,730	$2,148	$99
Portfolio turnover rate K	19% I	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.11	.46
Net realized and unrealized gain (loss)	(2.29)	(.33)
Total from investment operations	(2.18)	.13
Distributions from net investment income	-	(.31)
Distributions from net realized gain	(.30)	(.68)
Total distributions	(.30)	(.99)
Net asset value, end of period	$9.02	$11.50
Total Return D,E	(19.29)%	.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H	.28% H
Expenses net of fee waivers, if any	.24% H	.28% H
Expenses net of all reductions	.24% H	.28% H
Net investment income (loss)	2.15% H	3.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$638,195	$750,109
Portfolio turnover rate I	19% H	24%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.5
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Large Cap Growth Index Fund	6.7
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
82.0

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2040 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.2% 10/20/22 to 12/22/22 (b) (Cost $776,375)	780,000	776,572

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,614,902	136,693,616
Fidelity Series Commodity Strategy Fund (c)	7,516,024	15,708,490
Fidelity Series Large Cap Growth Index Fund (c)	6,518,726	86,894,616
Fidelity Series Large Cap Stock Fund (c)	6,517,199	96,259,033
Fidelity Series Large Cap Value Index Fund (c)	14,496,646	184,397,341
Fidelity Series Small Cap Opportunities Fund (c)	4,265,106	45,977,848
Fidelity Series Value Discovery Fund (c)	4,955,249	68,233,785
TOTAL DOMESTIC EQUITY FUNDS (Cost $714,250,702)		634,164,729

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,331,147	41,306,221
Fidelity Series Emerging Markets Fund (c)	2,550,469	18,465,394
Fidelity Series Emerging Markets Opportunities Fund (c)	11,614,052	168,636,040
Fidelity Series International Growth Fund (c)	6,448,758	82,673,081
Fidelity Series International Index Fund (c)	3,918,013	34,831,134
Fidelity Series International Small Cap Fund (c)	1,798,836	24,608,083
Fidelity Series International Value Fund (c)	9,694,376	83,274,687
Fidelity Series Overseas Fund (c)	8,758,676	83,470,180
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $667,188,874)		537,264,820

Bond Funds - 9.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	160,599	1,283,185
Fidelity Series Corporate Bond Fund (c)	395,804	3,455,368
Fidelity Series Emerging Markets Debt Fund (c)	997,072	6,839,911
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	282,310	2,250,014
Fidelity Series Floating Rate High Income Fund (c)	162,232	1,411,422
Fidelity Series Government Bond Index Fund (c)	579,361	5,289,564
Fidelity Series High Income Fund (c)	896,311	7,062,928
Fidelity Series International Developed Markets Bond Index Fund (c)	449,123	3,826,528
Fidelity Series Investment Grade Bond Fund (c)	553,444	5,401,611
Fidelity Series Investment Grade Securitized Fund (c)	423,338	3,708,444
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,423,598	74,168,880
Fidelity Series Real Estate Income Fund (c)	352,230	3,353,231
TOTAL BOND FUNDS (Cost $149,275,571)		118,051,086

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	401,271	401,351
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,931,106	1,931,106
Fidelity Series Short-Term Credit Fund (c)	85	804
Fidelity Series Treasury Bill Index Fund (c)	509,030	5,069,934
TOTAL SHORT-TERM FUNDS (Cost $7,403,195)		7,403,195

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,538,894,717)	1,297,660,402
NET OTHER ASSETS (LIABILITIES) - 0.0%	(80,555)
NET ASSETS - 100.0%	1,297,579,847

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	212	Dec 2022	23,757,250	(1,452,193)	(1,452,193)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Dec 2022	2,740,000	(34,290)	(34,290)

TOTAL PURCHASED					(1,486,483)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	34	Dec 2022	6,122,550	13,052	13,052
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Dec 2022	5,646,040	765,266	765,266
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	45	Dec 2022	1,960,875	9,315	9,315

TOTAL SOLD					787,633

TOTAL FUTURES CONTRACTS					(698,850)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $776,572.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	703,501	7,099,881	7,402,031	8,183	-	-	401,351	0.0%
Total	703,501	7,099,881	7,402,031	8,183	-	-	401,351

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,462,469	186,472	114,580	-	(5,367)	(245,809)	1,283,185
Fidelity Series Blue Chip Growth Fund	156,100,099	44,706,382	13,052,212	4,666,172	(4,501,475)	(46,559,178)	136,693,616
Fidelity Series Canada Fund	47,266,246	7,837,853	3,990,650	-	(209,757)	(9,597,471)	41,306,221
Fidelity Series Commodity Strategy Fund	21,579,291	15,217,064	7,974,745	11,188,442	(2,553,333)	(10,559,787)	15,708,490
Fidelity Series Corporate Bond Fund	3,857,970	1,406,569	1,297,789	54,480	(154,205)	(357,177)	3,455,368
Fidelity Series Emerging Markets Debt Fund	7,121,414	1,370,227	355,946	197,480	(69,707)	(1,226,077)	6,839,911
Fidelity Series Emerging Markets Debt Local Currency Fund	2,409,816	342,012	213,118	-	(32,295)	(256,401)	2,250,014
Fidelity Series Emerging Markets Fund	20,101,290	3,762,598	610,582	-	(171,993)	(4,615,919)	18,465,394
Fidelity Series Emerging Markets Opportunities Fund	184,378,002	33,994,781	8,430,058	-	(3,554,269)	(37,752,416)	168,636,040
Fidelity Series Floating Rate High Income Fund	1,457,292	225,692	194,084	38,142	(4,227)	(73,251)	1,411,422
Fidelity Series Government Bond Index Fund	5,481,503	2,247,927	1,973,742	38,830	(144,392)	(321,732)	5,289,564
Fidelity Series Government Money Market Fund 3.00%	-	1,931,106	-	-	-	-	1,931,106
Fidelity Series High Income Fund	8,849,227	1,269,162	1,916,448	220,794	(143,212)	(995,801)	7,062,928
Fidelity Series International Developed Markets Bond Index Fund	1,133,523	3,024,740	94,509	3,288	(7,414)	(229,812)	3,826,528
Fidelity Series International Growth Fund	94,543,150	15,827,767	5,115,297	-	(1,150,564)	(21,431,975)	82,673,081
Fidelity Series International Index Fund	40,146,894	6,505,701	2,428,963	-	(280,931)	(9,111,567)	34,831,134
Fidelity Series International Small Cap Fund	29,528,005	3,878,609	1,446,598	-	(406,710)	(6,945,223)	24,608,083
Fidelity Series International Value Fund	95,472,395	17,600,335	7,869,228	-	(502,562)	(21,426,253)	83,274,687
Fidelity Series Investment Grade Bond Fund	5,771,418	2,339,067	2,109,592	71,759	(171,651)	(427,631)	5,401,611
Fidelity Series Investment Grade Securitized Fund	3,988,293	1,522,037	1,409,879	35,351	(96,497)	(295,510)	3,708,444
Fidelity Series Large Cap Growth Index Fund	98,367,156	23,009,216	9,025,772	608,296	(647,584)	(24,808,400)	86,894,616
Fidelity Series Large Cap Stock Fund	109,737,921	21,383,226	9,070,016	5,713,842	(620,283)	(25,171,815)	96,259,033
Fidelity Series Large Cap Value Index Fund	210,066,769	28,422,923	16,988,482	-	(664,942)	(36,438,927)	184,397,341
Fidelity Series Long-Term Treasury Bond Index Fund	78,482,402	20,970,557	6,546,559	1,005,838	(1,345,100)	(17,392,420)	74,168,880
Fidelity Series Overseas Fund	95,059,376	15,561,918	2,306,054	-	(555,457)	(24,289,603)	83,470,180
Fidelity Series Real Estate Income Fund	5,215,457	670,342	1,786,710	262,199	(137,968)	(607,890)	3,353,231
Fidelity Series Short-Term Credit Fund	-	804	-	-	-	-	804
Fidelity Series Small Cap Opportunities Fund	52,794,262	9,202,961	4,696,773	2,111,573	(617,500)	(10,705,102)	45,977,848
Fidelity Series Treasury Bill Index Fund	-	5,069,934	-	276	-	-	5,069,934
Fidelity Series Value Discovery Fund	77,665,155	9,890,595	8,356,137	-	(550,934)	(10,414,894)	68,233,785
	1,458,036,795	299,378,577	119,374,523	26,216,762	(19,300,329)	(322,258,041)	1,296,482,479

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	776,572	-	776,572	-

Domestic Equity Funds	634,164,729	634,164,729	-	-

International Equity Funds	537,264,820	537,264,820	-	-

Bond Funds	118,051,086	118,051,086	-	-

Short-Term Funds	7,403,195	7,403,195	-	-
Total Investments in Securities:	1,297,660,402	1,296,883,830	776,572	-
Derivative Instruments:

Assets
Futures Contracts	787,633	787,633	-	-
Total Assets	787,633	787,633	-	-

Liabilities
Futures Contracts	(1,486,483)	(1,486,483)	-	-
Total Liabilities	(1,486,483)	(1,486,483)	-	-
Total Derivative Instruments:	(698,850)	(698,850)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	787,633	0
Total Equity Risk	787,633	0
Interest Rate Risk
Futures Contracts (a)	0	(1,486,483)
Total Interest Rate Risk	0	(1,486,483)
Total Value of Derivatives	787,633	(1,486,483)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $776,376)		$776,572
Fidelity Central Funds (cost $401,351)		401,351
Other affiliated issuers (cost $1,537,716,990)		1,296,482,479

Total Investment in Securities (cost $1,538,894,717)			$1,297,660,402
Receivable for investments sold			7,526,825
Receivable for fund shares sold			1,521,084
Distributions receivable from Fidelity Central Funds			1,422
Total assets			1,306,709,733
Liabilities
Payable for investments purchased		8,257,572
Payable for fund shares redeemed		468,921
Accrued management fee		337,357
Distribution and service plan fees payable		3,840
Payable for daily variation margin on futures contracts		62,196
Total Liabilities			9,129,886
Net Assets			$1,297,579,847
Net Assets consist of:
Paid in capital			$1,546,261,400
Total accumulated earnings (loss)			(248,681,553)
Net Assets			$1,297,579,847

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,042,194 ÷ 791,334 shares) (a)			$8.90
Maximum offering price per share (100/94.25 of $8.90)			$9.44
Class M :
Net Asset Value and redemption price per share ($1,227,132 ÷ 138,092 shares) (a)			$8.89
Maximum offering price per share (100/96.50 of $8.89)			$9.21
Class C :
Net Asset Value and offering price per share ($2,079,941 ÷ 237,119 shares) (a)			$8.77
Fidelity Freedom Blend 2040 Fund :
Net Asset Value , offering price and redemption price per share ($108,475,455 ÷ 12,133,506 shares)			$8.94
Class K :
Net Asset Value , offering price and redemption price per share ($17,325,554 ÷ 1,930,137 shares)			$8.98
Class K6 :
Net Asset Value , offering price and redemption price per share ($436,567,521 ÷ 48,400,956 shares)			$9.02
Class I :
Net Asset Value , offering price and redemption price per share ($24,745,616 ÷ 2,764,346 shares)			$8.95
Class Z :
Net Asset Value , offering price and redemption price per share ($2,971,725 ÷ 330,536 shares)			$8.99
Class Z6 :
Net Asset Value , offering price and redemption price per share ($121,241,216 ÷ 13,477,292 shares)			$9.00
Premier Class :
Net Asset Value , offering price and redemption price per share ($575,903,493 ÷ 63,971,965 shares)			$9.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,260,964
Interest		5,869
Income from Fidelity Central Funds		8,183
Total Income		15,275,016
Expenses
Management fee	$2,060,924
Distribution and service plan fees	22,246
Independent trustees' fees and expenses	2,353
Total expenses before reductions	2,085,523
Expense reductions	(14)
Total expenses after reductions		2,085,509
Net Investment income (loss)		13,189,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(19,300,329)
Futures contracts	(1,118,521)
Capital gain distributions from underlying funds:
Affiliated issuers	10,955,798
Total net realized gain (loss)		(9,463,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	145
Affiliated issuers	(322,258,041)
Futures contracts	(653,121)
Total change in net unrealized appreciation (depreciation)		(322,911,017)
Net gain (loss)		(332,374,069)
Net increase (decrease) in net assets resulting from operations		$(319,184,562)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,189,507	$33,284,021
Net realized gain (loss)	(9,463,052)	88,033,322
Change in net unrealized appreciation (depreciation)	(322,911,017)	(97,576,365)
Net increase (decrease) in net assets resulting from operations	(319,184,562)	23,740,978
Distributions to shareholders	(41,877,798)	(111,042,886)
Share transactions - net increase (decrease)	199,015,915	500,754,122
Total increase (decrease) in net assets	(162,046,445)	413,452,214

Net Assets
Beginning of period	1,459,626,292	1,046,174,078
End of period	$1,297,579,847	$1,459,626,292

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$12.24	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.17	.10	.15	- D
Net realized and unrealized gain (loss)	(2.46)	.25	4.43	(1.09)	(.17)
Total from investment operations	(2.39)	.42	4.53	(.94)	(.17)
Distributions from net investment income	-	(.28)	(.13)	(.17)	(.14)
Distributions from net realized gain	(.33)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.33)	(1.04)	(.56)	(.34)	(.28)
Net asset value, end of period	$8.90	$11.62	$12.24	$8.27	$9.55
Total Return E,F,G	(20.94)%	2.97%	55.55%	(10.57)%	(1.39)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.79%	.79%	.79%	.80% J,K
Expenses net of fee waivers, if any	.74% J	.79%	.79%	.79%	.80% J,K
Expenses net of all reductions	.74% J	.79%	.79%	.79%	.80% J,K
Net investment income (loss)	1.44% J	1.39%	.89%	1.48%	.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,042	$5,920	$2,843	$695	$255
Portfolio turnover rate L	17% J	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$12.24	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.14	.07	.12	(.01)
Net realized and unrealized gain (loss)	(2.46)	.25	4.43	(1.08)	(.18)
Total from investment operations	(2.40)	.39	4.50	(.96)	(.19)
Distributions from net investment income	-	(.25)	(.11)	(.14)	(.12)
Distributions from net realized gain	(.33)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.33)	(1.01)	(.54)	(.31)	(.26)
Net asset value, end of period	$8.89	$11.62	$12.24	$8.28	$9.55
Total Return D,E,F	(21.03)%	2.72%	55.06%	(10.74)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.99% I	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.99% I	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	1.19% I	1.14%	.64%	1.23%	(.23)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,227	$1,381	$853	$318	$131
Portfolio turnover rate J	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.15	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.08	.02	.07	(.04)
Net realized and unrealized gain (loss)	(2.43)	.24	4.39	(1.07)	(.18)
Total from investment operations	(2.40)	.32	4.41	(1.00)	(.22)
Distributions from net investment income	-	(.21)	(.09)	(.12)	(.11)
Distributions from net realized gain	(.33)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.33)	(.97)	(.51) D	(.29)	(.24) D
Net asset value, end of period	$8.77	$11.50	$12.15	$8.25	$9.54
Total Return E,F,G	(21.25)%	2.19%	54.23%	(11.10)%	(1.88)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.54%	1.55%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49% J	1.54%	1.55%	1.54%	1.55% J,K
Expenses net of all reductions	1.49% J	1.54%	1.55%	1.54%	1.55% J,K
Net investment income (loss)	.69% J	.64%	.14%	.73%	(.74)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,080	$2,207	$1,451	$357	$208
Portfolio turnover rate L	17% J	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$12.28	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.20	.12	.16	.01
Net realized and unrealized gain (loss)	(2.48)	.26	4.44	(1.06)	(.18)
Total from investment operations	(2.39)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.77)	(.44)	(.17)	(.14)
Total distributions	(.33)	(1.08)	(.57) D	(.36) D	(.28)
Net asset value, end of period	$8.94	$11.66	$12.28	$8.29	$9.55
Total Return E,F	(20.87)%	3.27%	55.89%	(10.24)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.55% C	.54% I
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.55% C	.54% I
Expenses net of all reductions	.49% I	.54%	.54%	.55% C	.54% I
Net investment income (loss)	1.69% I	1.64%	1.14%	1.72%	.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$108,475	$117,037	$33,442	$15,147	$590
Portfolio turnover rate J	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.30	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.22	.13	.18	.02
Net realized and unrealized gain (loss)	(2.48)	.26	4.45	(1.08)	(.17)
Total from investment operations	(2.39)	.48	4.58	(.90)	(.15)
Distributions from net investment income	-	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.33)	(.77)	(.43)	(.17)	(.14)
Total distributions	(.33)	(1.08) D	(.58) D	(.37) D	(.28)
Net asset value, end of period	$8.98	$11.70	$12.30	$8.30	$9.57
Total Return E,F	(20.79)%	3.39%	55.97%	(10.22)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.79% I	1.74%	1.24%	1.83%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,326	$27,424	$19,429	$15,212	$99
Portfolio turnover rate J	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.23	.15	.19	.02
Net realized and unrealized gain (loss)	(2.50)	.25	4.45	(1.08)	(.17)
Total from investment operations	(2.40)	.48	4.60	(.89)	(.15)
Distributions from net investment income	-	(.29)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.78)	(.44)	(.18)	(.14)
Total distributions	(.33)	(1.06) D	(.59)	(.36)	(.28)
Net asset value, end of period	$9.02	$11.75	$12.33	$8.32	$9.57
Total Return E,F	(20.79)%	3.46%	56.11%	(10.07)%	(1.14)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.34% J	.35% I,J
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.34% J	.35% I,J
Expenses net of all reductions	.29% I	.34%	.34%	.34% J	.35% I,J
Net investment income (loss)	1.89% I	1.84%	1.34%	1.93%	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$436,568	$509,486	$972,867	$510,439	$14,956
Portfolio turnover rate K	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.21	.12	.17	.01
Net realized and unrealized gain (loss)	(2.48)	.25	4.44	(1.07)	(.18)
Total from investment operations	(2.39)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.33)	(.77)	(.44)	(.17)	(.14)
Total distributions	(.33)	(1.07)	(.58)	(.36)	(.27) D
Net asset value, end of period	$8.95	$11.67	$12.28	$8.30	$9.56
Total Return E,F	(20.85)%	3.23%	55.73%	(10.17)%	(1.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.55% J	.54% I
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.55% J	.54% I
Expenses net of all reductions	.49% I	.54%	.54%	.55% J	.54% I
Net investment income (loss)	1.69% I	1.64%	1.14%	1.73%	.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,746	$19,664	$11,759	$4,049	$100
Portfolio turnover rate K	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.22	.13	.18	.02
Net realized and unrealized gain (loss)	(2.49)	.26	4.45	(1.08)	(.17)
Total from investment operations	(2.40)	.48	4.58	(.90)	(.15)
Distributions from net investment income	-	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.33)	(.78)	(.43)	(.17)	(.14)
Total distributions	(.33)	(1.09) D	(.57)	(.35) D	(.28)
Net asset value, end of period	$8.99	$11.72	$12.33	$8.32	$9.57
Total Return E,F	(20.84)%	3.38%	55.93%	(10.17)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.79% I	1.74%	1.24%	1.83%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,972	$3,618	$138	$89	$99
Portfolio turnover rate J	17% I	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.23	.15	.18	.03
Net realized and unrealized gain (loss)	(2.49)	.26	4.46	(1.08)	(.18)
Total from investment operations	(2.39)	.49	4.61	(.90)	(.15)
Distributions from net investment income	-	(.32)	(.16)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.78)	(.44)	(.17)	(.14)
Total distributions	(.33)	(1.10)	(.60)	(.35)	(.28)
Net asset value, end of period	$9.00	$11.72	$12.33	$8.32	$9.57
Total Return D,E	(20.76)%	3.46%	56.23%	(10.14)%	(1.14)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.34%	.34%	.35% I	.34% H
Expenses net of fee waivers, if any	.29% H	.34%	.34%	.35% I	.34% H
Expenses net of all reductions	.29% H	.34%	.34%	.35% I	.34% H
Net investment income (loss)	1.89% H	1.84%	1.34%	1.92%	.47% H
Supplemental Data
Net assets, end of period (000 omitted)	$121,241	$84,246	$3,391	$1,528	$256
Portfolio turnover rate J	17% H	22%	23%	27%	17% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.10	.48
Net realized and unrealized gain (loss)	(2.49)	(.26)
Total from investment operations	(2.39)	.22
Distributions from net investment income	-	(.33)
Distributions from net realized gain	(.33)	(.78)
Total distributions	(.33)	(1.10) D
Net asset value, end of period	$9.00	$11.72
Total Return E,F	(20.76)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.29% I
Expenses net of fee waivers, if any	.25% I	.29% I
Expenses net of all reductions	.25% I	.29% I
Net investment income (loss)	1.93% I	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$575,903	$688,642
Portfolio turnover rate J	17% I	22%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.4
83.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2045 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.2% 10/20/22 to 12/22/22 (b) (Cost $676,812)	680,000	676,947

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,125,386	121,738,876
Fidelity Series Commodity Strategy Fund (c)	6,437,689	13,454,769
Fidelity Series Large Cap Growth Index Fund (c)	5,805,562	77,388,143
Fidelity Series Large Cap Stock Fund (c)	5,804,062	85,725,997
Fidelity Series Large Cap Value Index Fund (c)	12,910,662	164,223,621
Fidelity Series Small Cap Opportunities Fund (c)	3,799,134	40,954,663
Fidelity Series Value Discovery Fund (c)	4,413,158	60,769,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $638,015,836)		564,255,258

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,955,882	36,652,931
Fidelity Series Emerging Markets Fund (c)	2,250,174	16,291,259
Fidelity Series Emerging Markets Opportunities Fund (c)	10,256,783	148,928,486
Fidelity Series International Growth Fund (c)	5,716,297	73,282,930
Fidelity Series International Index Fund (c)	3,472,063	30,866,642
Fidelity Series International Small Cap Fund (c)	1,596,157	21,835,425
Fidelity Series International Value Fund (c)	8,598,860	73,864,212
Fidelity Series Overseas Fund (c)	7,763,788	73,988,901
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $592,145,247)		475,710,786

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	140,079	1,119,229
Fidelity Series Emerging Markets Debt Fund (c)	868,898	5,960,641
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	246,029	1,960,855
Fidelity Series Floating Rate High Income Fund (c)	132,391	1,151,802
Fidelity Series High Income Fund (c)	781,093	6,155,014
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,827,140	64,638,028
Fidelity Series Real Estate Income Fund (c)	306,912	2,921,801
TOTAL BOND FUNDS (Cost $108,958,848)		83,907,370

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	201,242	201,282
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,564,077	1,564,077
Fidelity Series Short-Term Credit Fund (c)	189	1,791
Fidelity Series Treasury Bill Index Fund (c)	431,490	4,297,638
TOTAL SHORT-TERM FUNDS (Cost $6,064,788)		6,064,788

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,345,861,531)	1,130,615,149
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74,402)
NET ASSETS - 100.0%	1,130,540,747

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	184	Dec 2022	20,619,500	(1,257,251)	(1,257,251)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	17	Dec 2022	2,329,000	(29,681)	(29,681)

TOTAL PURCHASED					(1,286,932)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Dec 2022	5,402,250	7,737	7,737
ICE E-mini MSCI EAFE Index Contracts (United States)	56	Dec 2022	4,649,680	630,289	630,289
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	40	Dec 2022	1,743,000	8,812	8,812

TOTAL SOLD					646,838

TOTAL FUTURES CONTRACTS					(640,094)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $676,947.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	530,452	6,114,116	6,443,286	6,511	-	-	201,282	0.0%
Total	530,452	6,114,116	6,443,286	6,511	-	-	201,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,263,256	162,129	88,992	-	(4,458)	(212,706)	1,119,229
Fidelity Series Blue Chip Growth Fund	136,296,481	39,660,205	9,475,292	4,137,091	(3,209,739)	(41,532,779)	121,738,876
Fidelity Series Canada Fund	41,173,625	7,000,167	2,949,834	-	(171,177)	(8,399,850)	36,652,931
Fidelity Series Commodity Strategy Fund	18,652,293	13,141,786	6,949,609	9,722,880	(2,520,727)	(8,868,974)	13,454,769
Fidelity Series Corporate Bond Fund	1,346,748	64,238	1,339,538	5,925	(74,633)	3,185	-
Fidelity Series Emerging Markets Debt Fund	6,149,031	1,127,576	201,176	169,180	(39,406)	(1,075,384)	5,960,641
Fidelity Series Emerging Markets Debt Local Currency Fund	2,080,455	284,744	156,117	-	(29,650)	(218,577)	1,960,855
Fidelity Series Emerging Markets Fund	17,395,680	3,428,533	364,817	-	(99,132)	(4,069,005)	16,291,259
Fidelity Series Emerging Markets Opportunities Fund	160,323,422	30,223,900	5,576,740	-	(2,099,642)	(33,942,454)	148,928,486
Fidelity Series Floating Rate High Income Fund	1,258,035	194,491	233,862	32,736	(5,921)	(60,941)	1,151,802
Fidelity Series Government Bond Index Fund	1,976,097	84,557	1,999,153	4,131	(67,867)	6,366	-
Fidelity Series Government Money Market Fund 3.00%	-	1,564,077	-	-	-	-	1,564,077
Fidelity Series High Income Fund	7,643,774	1,085,812	1,595,170	188,016	(111,720)	(867,682)	6,155,014
Fidelity Series International Growth Fund	82,385,518	14,217,241	3,576,345	-	(815,740)	(18,927,744)	73,282,930
Fidelity Series International Index Fund	34,968,147	5,799,387	1,696,192	-	(186,041)	(8,018,659)	30,866,642
Fidelity Series International Small Cap Fund	25,690,627	3,441,390	881,438	-	(229,795)	(6,185,359)	21,835,425
Fidelity Series International Value Fund	83,194,205	15,754,716	5,931,684	-	(316,230)	(18,836,795)	73,864,212
Fidelity Series Investment Grade Bond Fund	2,087,232	94,972	2,101,368	7,503	(86,527)	5,691	-
Fidelity Series Investment Grade Securitized Fund	1,395,912	61,799	1,418,664	2,994	(43,144)	4,097	-
Fidelity Series Large Cap Growth Index Fund	85,890,167	20,306,920	6,512,005	526,297	(576,354)	(21,720,585)	77,388,143
Fidelity Series Large Cap Stock Fund	95,814,463	18,943,423	6,414,849	4,985,123	(491,048)	(22,125,992)	85,725,997
Fidelity Series Large Cap Value Index Fund	183,415,410	24,973,284	11,589,760	-	(407,194)	(32,168,119)	164,223,621
Fidelity Series Long-Term Treasury Bond Index Fund	67,601,717	17,929,516	4,791,425	861,535	(1,113,598)	(14,988,182)	64,638,028
Fidelity Series Overseas Fund	82,834,157	14,196,097	1,361,037	-	(285,574)	(21,394,742)	73,988,901
Fidelity Series Real Estate Income Fund	4,499,453	605,677	1,543,791	222,458	(111,887)	(527,651)	2,921,801
Fidelity Series Short-Term Credit Fund	-	1,791	-	-	-	-	1,791
Fidelity Series Small Cap Opportunities Fund	46,094,675	8,145,032	3,311,050	1,873,764	(480,507)	(9,493,487)	40,954,663
Fidelity Series Treasury Bill Index Fund	-	4,297,638	-	242	-	-	4,297,638
Fidelity Series Value Discovery Fund	67,811,448	8,829,422	6,251,694	-	(404,394)	(9,215,593)	60,769,189
	1,259,242,028	255,620,520	88,311,602	22,739,875	(13,982,105)	(282,831,921)	1,129,736,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	676,947	-	676,947	-

Domestic Equity Funds	564,255,258	564,255,258	-	-

International Equity Funds	475,710,786	475,710,786	-	-

Bond Funds	83,907,370	83,907,370	-	-

Short-Term Funds	6,064,788	6,064,788	-	-
Total Investments in Securities:	1,130,615,149	1,129,938,202	676,947	-
Derivative Instruments:

Assets
Futures Contracts	646,838	646,838	-	-
Total Assets	646,838	646,838	-	-

Liabilities
Futures Contracts	(1,286,932)	(1,286,932)	-	-
Total Liabilities	(1,286,932)	(1,286,932)	-	-
Total Derivative Instruments:	(640,094)	(640,094)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	646,838	0
Total Equity Risk	646,838	0
Interest Rate Risk
Futures Contracts (a)	0	(1,286,932)
Total Interest Rate Risk	0	(1,286,932)
Total Value of Derivatives	646,838	(1,286,932)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $676,812)		$676,947
Fidelity Central Funds (cost $201,282)		201,282
Other affiliated issuers (cost $1,344,983,437)		1,129,736,920

Total Investment in Securities (cost $1,345,861,531)			$1,130,615,149
Receivable for investments sold			5,849,970
Receivable for fund shares sold			2,024,478
Distributions receivable from Fidelity Central Funds			976
Total assets			1,138,490,573
Liabilities
Payable for investments purchased		7,478,430
Payable for fund shares redeemed		123,061
Accrued management fee		287,082
Distribution and service plan fees payable		3,830
Payable for daily variation margin on futures contracts		57,423
Total Liabilities			7,949,826
Net Assets			$1,130,540,747
Net Assets consist of:
Paid in capital			$1,349,017,308
Total accumulated earnings (loss)			(218,476,561)
Net Assets			$1,130,540,747

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,423,636 ÷ 609,613 shares) (a)			$8.90
Maximum offering price per share (100/94.25 of $8.90)			$9.44
Class M :
Net Asset Value and redemption price per share ($1,984,632 ÷ 223,949 shares) (a)			$8.86
Maximum offering price per share (100/96.50 of $8.86)			$9.18
Class C :
Net Asset Value and offering price per share ($2,107,589 ÷ 240,777 shares) (a)			$8.75
Fidelity Freedom Blend 2045 Fund :
Net Asset Value , offering price and redemption price per share ($60,674,352 ÷ 6,794,418 shares)			$8.93
Class K :
Net Asset Value , offering price and redemption price per share ($15,367,002 ÷ 1,716,577 shares)			$8.95
Class K6 :
Net Asset Value , offering price and redemption price per share ($389,214,562 ÷ 43,243,752 shares)			$9.00
Class I :
Net Asset Value , offering price and redemption price per share ($27,086,633 ÷ 3,033,438 shares)			$8.93
Class Z :
Net Asset Value , offering price and redemption price per share ($2,130,205 ÷ 237,563 shares)			$8.97
Class Z6 :
Net Asset Value , offering price and redemption price per share ($101,637,952 ÷ 11,333,540 shares)			$8.97
Premier Class :
Net Asset Value , offering price and redemption price per share ($524,914,184 ÷ 58,449,530 shares)			$8.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,094,766
Interest		4,888
Income from Fidelity Central Funds		6,511
Total Income		13,106,165
Expenses
Management fee	$1,725,905
Distribution and service plan fees	22,378
Independent trustees' fees and expenses	2,020
Total expenses before reductions	1,750,303
Expense reductions	(7)
Total expenses after reductions		1,750,296
Net Investment income (loss)		11,355,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(13,982,105)
Futures contracts	(964,301)
Capital gain distributions from underlying funds:
Affiliated issuers	9,645,109
Total net realized gain (loss)		(5,301,297)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	92
Affiliated issuers	(282,831,921)
Futures contracts	(621,451)
Total change in net unrealized appreciation (depreciation)		(283,453,280)
Net gain (loss)		(288,754,577)
Net increase (decrease) in net assets resulting from operations		$(277,398,708)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,355,869	$29,235,806
Net realized gain (loss)	(5,301,297)	77,388,448
Change in net unrealized appreciation (depreciation)	(283,453,280)	(85,383,557)
Net increase (decrease) in net assets resulting from operations	(277,398,708)	21,240,697
Distributions to shareholders	(36,326,185)	(96,950,487)
Share transactions - net increase (decrease)	183,705,465	444,226,581
Total increase (decrease) in net assets	(130,019,428)	368,516,791

Net Assets
Beginning of period	1,260,560,175	892,043,384
End of period	$1,130,540,747	$1,260,560,175

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$12.26	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.17	.10	.15	.03
Net realized and unrealized gain (loss)	(2.48)	.26	4.42	(1.07)	(.22)
Total from investment operations	(2.41)	.43	4.52	(.92)	(.19)
Distributions from net investment income	-	(.28)	(.12)	(.17)	(.15)
Distributions from net realized gain	(.33)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.33)	(1.05)	(.55)	(.34)	(.26)
Net asset value, end of period	$8.90	$11.64	$12.26	$8.29	$9.55
Total Return D,E,F	(21.05)%	3.02%	55.30%	(10.38)%	(1.56)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.79%	.79%	.79%	.79% I
Expenses net of fee waivers, if any	.74% I	.79%	.79%	.79%	.79% I
Expenses net of all reductions	.74% I	.79%	.79%	.79%	.79% I
Net investment income (loss)	1.44% I	1.38%	.89%	1.49%	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,424	$3,782	$1,963	$835	$253
Portfolio turnover rate J	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.61	$12.23	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.14	.07	.12	.02
Net realized and unrealized gain (loss)	(2.48)	.26	4.42	(1.08)	(.22)
Total from investment operations	(2.42)	.40	4.49	(.96)	(.20)
Distributions from net investment income	-	(.25)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.33)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.33)	(1.02)	(.53)	(.31)	(.26)
Net asset value, end of period	$8.86	$11.61	$12.23	$8.27	$9.54
Total Return D,E,F	(21.19)%	2.78%	55.04%	(10.71)%	(1.68)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	1.04%	1.04%	1.05% J	1.04% I
Expenses net of fee waivers, if any	.99% I	1.04%	1.04%	1.05% J	1.04% I
Expenses net of all reductions	.99% I	1.04%	1.04%	1.05% J	1.04% I
Net investment income (loss)	1.19% I	1.13%	.64%	1.23%	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,985	$2,547	$1,787	$1,120	$160
Portfolio turnover rate K	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.16	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.08	.02	.07	(.01)
Net realized and unrealized gain (loss)	(2.45)	.25	4.40	(1.08)	(.21)
Total from investment operations	(2.42)	.33	4.42	(1.01)	(.22)
Distributions from net investment income	-	(.22)	(.09)	(.10)	(.13)
Distributions from net realized gain	(.33)	(.77)	(.42)	(.17)	(.11)
Total distributions	(.33)	(.99)	(.52) D	(.27)	(.24)
Net asset value, end of period	$8.75	$11.50	$12.16	$8.26	$9.54
Total Return E,F,G	(21.40)%	2.21%	54.21%	(11.14)%	(1.91)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.54%	1.54%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49% J	1.54%	1.54%	1.54%	1.55% J,K
Expenses net of all reductions	1.49% J	1.54%	1.54%	1.54%	1.55% J,K
Net investment income (loss)	.69% J	.63%	.14%	.74%	(.12)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,108	$2,380	$1,151	$261	$157
Portfolio turnover rate L	15% J	21%	23%	27%	19% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.29	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.20	.12	.16	.05
Net realized and unrealized gain (loss)	(2.50)	.26	4.44	(1.07)	(.22)
Total from investment operations	(2.41)	.46	4.56	(.91)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.18)	(.16)
Distributions from net realized gain	(.33)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.33)	(1.08)	(.57) D	(.35)	(.27)
Net asset value, end of period	$8.93	$11.67	$12.29	$8.30	$9.56
Total Return E,F	(20.99)%	3.27%	55.82%	(10.29)%	(1.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.56% J	.55% I,J
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.56% J	.55% I,J
Expenses net of all reductions	.49% I	.54%	.54%	.56% J	.55% I,J
Net investment income (loss)	1.69% I	1.63%	1.14%	1.72%	.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,674	$63,196	$23,283	$10,682	$748
Portfolio turnover rate K	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$12.30	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.22	.13	.18	.05
Net realized and unrealized gain (loss)	(2.50)	.25	4.45	(1.07)	(.22)
Total from investment operations	(2.41)	.47	4.58	(.89)	(.17)
Distributions from net investment income	-	(.31)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.33)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.33)	(1.08)	(.58)	(.37) D	(.27)
Net asset value, end of period	$8.95	$11.69	$12.30	$8.30	$9.56
Total Return E,F	(20.96)%	3.35%	56.03%	(10.14)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.79% I	1.73%	1.24%	1.84%	.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,367	$24,152	$20,125	$13,473	$99
Portfolio turnover rate J	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.23	.15	.19	.06
Net realized and unrealized gain (loss)	(2.52)	.26	4.45	(1.08)	(.22)
Total from investment operations	(2.42)	.49	4.60	(.89)	(.16)
Distributions from net investment income	-	(.29)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.33)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.33)	(1.07)	(.59)	(.36) D	(.27)
Net asset value, end of period	$9.00	$11.75	$12.33	$8.32	$9.57
Total Return E,F	(20.93)%	3.51%	56.12%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of all reductions	.29% I	.34%	.34%	.34%	.35% I,J
Net investment income (loss)	1.89% I	1.83%	1.34%	1.94%	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$389,215	$445,959	$828,827	$435,714	$8,306
Portfolio turnover rate K	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.21	.12	.17	.05
Net realized and unrealized gain (loss)	(2.49)	.25	4.44	(1.07)	(.22)
Total from investment operations	(2.41)	.46	4.56	(.90)	(.17)
Distributions from net investment income	-	(.30)	(.14)	(.19)	(.16)
Distributions from net realized gain	(.33)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.33)	(1.07)	(.58)	(.36)	(.27)
Net asset value, end of period	$8.93	$11.67	$12.28	$8.30	$9.56
Total Return D,E	(20.99)%	3.28%	55.74%	(10.18)%	(1.38)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.55% I	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.55% I	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.55% I	.54% H
Net investment income (loss)	1.69% H	1.63%	1.14%	1.74%	.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$27,087	$17,038	$10,354	$3,395	$99
Portfolio turnover rate J	15% H	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$12.33	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.22	.13	.18	.05
Net realized and unrealized gain (loss)	(2.50)	.25	4.46	(1.08)	(.22)
Total from investment operations	(2.41)	.47	4.59	(.90)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.17)	(.16)
Distributions from net realized gain	(.33)	(.79)	(.43)	(.17)	(.11)
Total distributions	(.33)	(1.09) D	(.58) D	(.34)	(.27)
Net asset value, end of period	$8.97	$11.71	$12.33	$8.32	$9.56
Total Return E,F	(20.92)%	3.37%	55.96%	(10.10)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.79% I	1.73%	1.24%	1.84%	.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,130	$2,779	$329	$92	$99
Portfolio turnover rate J	15% I	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$12.32	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.23	.15	.18	.06
Net realized and unrealized gain (loss)	(2.51)	.26	4.45	(1.07)	(.22)
Total from investment operations	(2.41)	.49	4.60	(.89)	(.16)
Distributions from net investment income	-	(.32)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.33)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.33)	(1.10)	(.60)	(.36)	(.27)
Net asset value, end of period	$8.97	$11.71	$12.32	$8.32	$9.57
Total Return D,E	(20.92)%	3.50%	56.16%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.34%	.34%	.35% I	.34% H
Expenses net of fee waivers, if any	.29% H	.34%	.34%	.35% I	.34% H
Expenses net of all reductions	.29% H	.34%	.34%	.35% I	.34% H
Net investment income (loss)	1.89% H	1.83%	1.34%	1.94%	1.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$101,638	$72,838	$4,223	$1,108	$99
Portfolio turnover rate J	15% H	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.10	.48
Net realized and unrealized gain (loss)	(2.51)	(.25)
Total from investment operations	(2.41)	.23
Distributions from net investment income	-	(.33)
Distributions from net realized gain	(.33)	(.78)
Total distributions	(.33)	(1.11)
Net asset value, end of period	$8.98	$11.72
Total Return D,E	(20.90)%	1.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.29% H
Expenses net of fee waivers, if any	.25% H	.29% H
Expenses net of all reductions	.25% H	.29% H
Net investment income (loss)	1.93% H	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$524,914	$625,889
Portfolio turnover rate I	15% H	21%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.4
83.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2050 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.2% 10/20/22 to 12/22/22 (b) (Cost $577,345)	580,000	577,466

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	10,383,188	104,247,205
Fidelity Series Commodity Strategy Fund (c)	5,512,795	11,521,741
Fidelity Series Large Cap Growth Index Fund (c)	4,971,479	66,269,811
Fidelity Series Large Cap Stock Fund (c)	4,969,512	73,399,696
Fidelity Series Large Cap Value Index Fund (c)	11,055,563	140,626,765
Fidelity Series Small Cap Opportunities Fund (c)	3,252,913	35,066,399
Fidelity Series Value Discovery Fund (c)	3,779,159	52,039,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $547,552,887)		483,170,641

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,531,113	31,385,806
Fidelity Series Emerging Markets Fund (c)	1,927,764	13,957,013
Fidelity Series Emerging Markets Opportunities Fund (c)	8,782,393	127,520,349
Fidelity Series International Growth Fund (c)	4,894,570	62,748,386
Fidelity Series International Index Fund (c)	2,973,312	26,432,741
Fidelity Series International Small Cap Fund (c)	1,366,784	18,697,599
Fidelity Series International Value Fund (c)	7,363,811	63,255,136
Fidelity Series Overseas Fund (c)	6,647,732	63,352,882
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $507,712,497)		407,349,912

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	119,954	958,431
Fidelity Series Emerging Markets Debt Fund (c)	744,032	5,104,057
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	210,671	1,679,048
Fidelity Series Floating Rate High Income Fund (c)	113,366	986,281
Fidelity Series High Income Fund (c)	668,845	5,270,502
Fidelity Series Long-Term Treasury Bond Index Fund (c)	9,271,206	55,349,098
Fidelity Series Real Estate Income Fund (c)	262,863	2,502,455
TOTAL BOND FUNDS (Cost $93,048,291)		71,849,872

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	78,341	78,357
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,339,541	1,339,541
Fidelity Series Short-Term Credit Fund (c)	167	1,581
Fidelity Series Treasury Bill Index Fund (c)	369,501	3,680,234
TOTAL SHORT-TERM FUNDS (Cost $5,099,713)		5,099,713

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,153,990,733)	968,047,604
NET OTHER ASSETS (LIABILITIES) - 0.0%	(61,415)
NET ASSETS - 100.0%	967,986,189

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	157	Dec 2022	17,593,813	(1,072,989)	(1,072,989)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	14	Dec 2022	1,918,000	(23,993)	(23,993)

TOTAL PURCHASED					(1,096,982)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Dec 2022	4,681,950	7,776	7,776
ICE E-mini MSCI EAFE Index Contracts (United States)	49	Dec 2022	4,068,470	551,445	551,445
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	34	Dec 2022	1,481,550	7,123	7,123

TOTAL SOLD					566,344

TOTAL FUTURES CONTRACTS					(530,638)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $577,466.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	439,721	4,815,460	5,176,824	4,957	-	-	78,357	0.0%
Total	439,721	4,815,460	5,176,824	4,957	-	-	78,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,061,285	150,386	68,297	-	(3,022)	(181,921)	958,431
Fidelity Series Blue Chip Growth Fund	114,508,461	35,133,794	7,277,826	3,541,382	(2,633,213)	(35,484,011)	104,247,205
Fidelity Series Canada Fund	34,597,406	6,385,932	2,295,743	-	(163,993)	(7,137,796)	31,385,806
Fidelity Series Commodity Strategy Fund	15,681,196	11,446,062	5,857,797	8,323,965	(2,155,310)	(7,592,410)	11,521,741
Fidelity Series Corporate Bond Fund	1,138,644	56,601	1,134,301	5,029	(64,136)	3,192	-
Fidelity Series Emerging Markets Debt Fund	5,168,930	1,034,669	151,506	143,431	(30,851)	(917,185)	5,104,057
Fidelity Series Emerging Markets Debt Local Currency Fund	1,748,411	274,451	131,832	-	(24,707)	(187,275)	1,679,048
Fidelity Series Emerging Markets Fund	14,629,146	3,109,800	224,375	-	(60,309)	(3,497,249)	13,957,013
Fidelity Series Emerging Markets Opportunities Fund	134,708,093	27,577,891	3,998,187	-	(1,694,274)	(29,073,174)	127,520,349
Fidelity Series Floating Rate High Income Fund	1,057,166	178,450	192,358	27,735	(5,252)	(51,725)	986,281
Fidelity Series Government Bond Index Fund	1,667,383	75,017	1,690,193	3,502	(57,439)	5,232	-
Fidelity Series Government Money Market Fund 3.00%	-	1,339,541	-	-	-	-	1,339,541
Fidelity Series High Income Fund	6,421,886	994,730	1,313,426	159,213	(95,713)	(736,975)	5,270,502
Fidelity Series International Growth Fund	69,221,096	12,921,366	2,571,876	-	(663,011)	(16,159,189)	62,748,386
Fidelity Series International Index Fund	29,383,849	5,300,456	1,267,028	-	(166,126)	(6,818,410)	26,432,741
Fidelity Series International Small Cap Fund	21,583,450	3,201,258	628,481	-	(216,854)	(5,241,774)	18,697,599
Fidelity Series International Value Fund	69,900,297	14,263,459	4,616,648	-	(237,823)	(16,054,149)	63,255,136
Fidelity Series Investment Grade Bond Fund	1,760,754	83,718	1,775,781	6,359	(73,349)	4,658	-
Fidelity Series Investment Grade Securitized Fund	1,179,957	55,318	1,201,983	2,542	(36,739)	3,447	-
Fidelity Series Large Cap Growth Index Fund	72,160,302	18,113,423	5,007,094	443,925	(370,839)	(18,625,981)	66,269,811
Fidelity Series Large Cap Stock Fund	80,497,782	17,069,049	4,914,571	4,214,023	(421,173)	(18,831,391)	73,399,696
Fidelity Series Large Cap Value Index Fund	154,095,566	23,037,669	8,732,029	-	(395,161)	(27,379,280)	140,626,765
Fidelity Series Long-Term Treasury Bond Index Fund	56,822,979	15,922,490	3,720,289	729,721	(910,270)	(12,765,812)	55,349,098
Fidelity Series Overseas Fund	69,598,166	13,002,777	800,752	-	(197,641)	(18,249,668)	63,352,882
Fidelity Series Real Estate Income Fund	3,782,343	568,581	1,302,561	190,972	(96,027)	(449,881)	2,502,455
Fidelity Series Short-Term Credit Fund	-	1,581	-	-	-	-	1,581
Fidelity Series Small Cap Opportunities Fund	38,725,938	7,454,462	2,597,492	1,603,992	(453,676)	(8,062,833)	35,066,399
Fidelity Series Treasury Bill Index Fund	-	3,680,234	-	207	-	-	3,680,234
Fidelity Series Value Discovery Fund	56,971,338	8,272,558	4,995,047	-	(364,925)	(7,844,900)	52,039,024
	1,058,071,824	230,705,723	68,467,473	19,395,998	(11,591,833)	(241,326,460)	967,391,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	577,466	-	577,466	-

Domestic Equity Funds	483,170,641	483,170,641	-	-

International Equity Funds	407,349,912	407,349,912	-	-

Bond Funds	71,849,872	71,849,872	-	-

Short-Term Funds	5,099,713	5,099,713	-	-
Total Investments in Securities:	968,047,604	967,470,138	577,466	-
Derivative Instruments:

Assets
Futures Contracts	566,344	566,344	-	-
Total Assets	566,344	566,344	-	-

Liabilities
Futures Contracts	(1,096,982)	(1,096,982)	-	-
Total Liabilities	(1,096,982)	(1,096,982)	-	-
Total Derivative Instruments:	(530,638)	(530,638)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	566,344	0
Total Equity Risk	566,344	0
Interest Rate Risk
Futures Contracts (a)	0	(1,096,982)
Total Interest Rate Risk	0	(1,096,982)
Total Value of Derivatives	566,344	(1,096,982)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $577,345)		$577,466
Fidelity Central Funds (cost $78,357)		78,357
Other affiliated issuers (cost $1,153,335,031)		967,391,781

Total Investment in Securities (cost $1,153,990,733)			$968,047,604
Receivable for investments sold			4,991,452
Receivable for fund shares sold			2,097,727
Distributions receivable from Fidelity Central Funds			636
Total assets			975,137,419
Liabilities
Payable for investments purchased		6,428,619
Payable for fund shares redeemed		423,601
Accrued management fee		249,586
Distribution and service plan fees payable		2,764
Payable for daily variation margin on futures contracts		46,294
Other payables and accrued expenses		366
Total Liabilities			7,151,230
Net Assets			$967,986,189
Net Assets consist of:
Paid in capital			$1,156,124,905
Total accumulated earnings (loss)			(188,138,716)
Net Assets			$967,986,189

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,323,392 ÷ 598,345 shares) (a)			$8.90
Maximum offering price per share (100/94.25 of $8.90)			$9.44
Class M :
Net Asset Value and redemption price per share ($856,068 ÷ 96,678 shares) (a)			$8.85
Maximum offering price per share (100/96.50 of $8.85)			$9.17
Class C :
Net Asset Value and offering price per share ($1,522,651 ÷ 174,088 shares) (a)			$8.75
Fidelity Freedom Blend 2050 Fund :
Net Asset Value , offering price and redemption price per share ($61,069,111 ÷ 6,846,733 shares)			$8.92
Class K :
Net Asset Value , offering price and redemption price per share ($9,618,715 ÷ 1,075,291 shares)			$8.95
Class K6 :
Net Asset Value , offering price and redemption price per share ($368,583,620 ÷ 41,007,420 shares)			$8.99
Class I :
Net Asset Value , offering price and redemption price per share ($31,036,465 ÷ 3,477,722 shares)			$8.92
Class Z :
Net Asset Value , offering price and redemption price per share ($1,605,555 ÷ 179,134 shares)			$8.96
Class Z6 :
Net Asset Value , offering price and redemption price per share ($73,809,063 ÷ 8,234,378 shares)			$8.96
Premier Class :
Net Asset Value , offering price and redemption price per share ($414,561,549 ÷ 46,225,388 shares)			$8.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,182,523
Interest		4,192
Income from Fidelity Central Funds		4,957
Total Income		11,191,672
Expenses
Management fee	$1,479,234
Distribution and service plan fees	15,400
Independent trustees' fees and expenses	1,703
Total expenses before reductions	1,496,337
Expense reductions	(13)
Total expenses after reductions		1,496,324
Net Investment income (loss)		9,695,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,591,833)
Futures contracts	(843,688)
Capital gain distributions from underlying funds:
Affiliated issuers	8,213,475
Total net realized gain (loss)		(4,222,046)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	87
Affiliated issuers	(241,326,460)
Futures contracts	(521,208)
Total change in net unrealized appreciation (depreciation)		(241,847,581)
Net gain (loss)		(246,069,627)
Net increase (decrease) in net assets resulting from operations		$(236,374,279)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,695,348	$24,286,169
Net realized gain (loss)	(4,222,046)	64,218,379
Change in net unrealized appreciation (depreciation)	(241,847,581)	(71,191,435)
Net increase (decrease) in net assets resulting from operations	(236,374,279)	17,313,113
Distributions to shareholders	(30,105,175)	(79,892,800)
Share transactions - net increase (decrease)	175,297,386	386,065,047
Total increase (decrease) in net assets	(91,182,068)	323,485,360

Net Assets
Beginning of period	1,059,168,257	735,682,897
End of period	$967,986,189	$1,059,168,257

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$12.24	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.18	.10	.15	.02
Net realized and unrealized gain (loss)	(2.48)	.24	4.42	(1.08)	(.21)
Total from investment operations	(2.41)	.42	4.52	(.93)	(.19)
Distributions from net investment income	-	(.28)	(.12)	(.16)	(.14)
Distributions from net realized gain	(.32)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.32)	(1.03)	(.54) D	(.32)	(.30)
Net asset value, end of period	$8.90	$11.63	$12.24	$8.26	$9.51
Total Return E,F,G	(21.05)%	2.97%	55.43%	(10.48)%	(1.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.79%	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.74% J	.79%	.79%	.79%	.79% J
Expenses net of all reductions	.74% J	.79%	.79%	.79%	.79% J
Net investment income (loss)	1.46% J	1.47%	.90%	1.51%	.31% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,323	$4,292	$2,103	$644	$239
Portfolio turnover rate K	13% J	21%	21%	26%	12% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$12.20	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.15	.07	.12	- D
Net realized and unrealized gain (loss)	(2.48)	.25	4.40	(1.08)	(.20)
Total from investment operations	(2.42)	.40	4.47	(.96)	(.20)
Distributions from net investment income	-	(.25)	(.10)	(.14)	(.13)
Distributions from net realized gain	(.32)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.32)	(1.01) E	(.51)	(.31) E	(.29)
Net asset value, end of period	$8.85	$11.59	$12.20	$8.24	$9.51
Total Return F,G,H	(21.21)%	2.77%	55.03%	(10.80)%	(1.60)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.99% K	1.04%	1.04%	1.04%	1.04% K
Expenses net of fee waivers, if any	.99% K	1.04%	1.04%	1.04%	1.04% K
Expenses net of all reductions	.99% K	1.04%	1.04%	1.04%	1.04% K
Net investment income (loss)	1.21% K	1.22%	.65%	1.26%	.07% K
Supplemental Data
Net assets, end of period (000 omitted)	$856	$965	$686	$298	$99
Portfolio turnover rate L	13% K	21%	21%	26%	12% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.12	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.09	.02	.07	(.02)
Net realized and unrealized gain (loss)	(2.46)	.25	4.37	(1.08)	(.20)
Total from investment operations	(2.42)	.34	4.39	(1.01)	(.22)
Distributions from net investment income	-	(.22)	(.07)	(.12)	(.12)
Distributions from net realized gain	(.32)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.32)	(.97)	(.48)	(.28)	(.28)
Net asset value, end of period	$8.75	$11.49	$12.12	$8.21	$9.50
Total Return D,E,F	(21.40)%	2.35%	54.21%	(11.22)%	(1.89)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49% I	1.54%	1.54%	1.54%	1.54% I
Expenses net of fee waivers, if any	1.49% I	1.54%	1.54%	1.54%	1.54% I
Expenses net of all reductions	1.49% I	1.54%	1.54%	1.54%	1.54% I
Net investment income (loss)	.71% I	.72%	.15%	.76%	(.43)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,523	$1,540	$978	$449	$137
Portfolio turnover rate J	13% I	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$12.25	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.21	.13	.16	.03
Net realized and unrealized gain (loss)	(2.50)	.25	4.42	(1.07)	(.21)
Total from investment operations	(2.41)	.46	4.55	(.91)	(.18)
Distributions from net investment income	-	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.32)	(1.06)	(.56)	(.34)	(.31)
Net asset value, end of period	$8.92	$11.65	$12.25	$8.26	$9.51
Total Return D,E	(21.01)%	3.30%	55.91%	(10.29)%	(1.39)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.56% I	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.56% I	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.56% I	.54% H
Net investment income (loss)	1.71% H	1.72%	1.15%	1.75%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$61,069	$61,158	$27,448	$9,530	$466
Portfolio turnover rate J	13% H	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$12.27	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(2.50)	.25	4.43	(1.09)	(.21)
Total from investment operations	(2.41)	.48	4.56	(.90)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.32)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.32)	(1.07)	(.56)	(.35)	(.31)
Net asset value, end of period	$8.95	$11.68	$12.27	$8.27	$9.52
Total Return D,E	(20.96)%	3.43%	55.95%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39% H	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39% H	.44%	.44%	.44%	.44% H
Net investment income (loss)	1.81% H	1.82%	1.25%	1.86%	.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,619	$15,640	$11,248	$8,346	$99
Portfolio turnover rate I	13% H	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.24	.15	.19	.04
Net realized and unrealized gain (loss)	(2.51)	.25	4.43	(1.08)	(.20)
Total from investment operations	(2.41)	.49	4.58	(.89)	(.16)
Distributions from net investment income	-	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.32)	(.77)	(.42)	(.17)	(.16)
Total distributions	(.32)	(1.06) D	(.57)	(.35)	(.32)
Net asset value, end of period	$8.99	$11.72	$12.29	$8.28	$9.52
Total Return E,F	(20.88)%	3.52%	56.13%	(10.13)%	(1.25)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of all reductions	.29% I	.34%	.34%	.34%	.35% I,J
Net investment income (loss)	1.91% I	1.92%	1.35%	1.96%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$368,584	$417,397	$681,408	$344,082	$7,480
Portfolio turnover rate K	13% I	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$12.25	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.22	.12	.17	.03
Net realized and unrealized gain (loss)	(2.50)	.24	4.42	(1.08)	(.20)
Total from investment operations	(2.41)	.46	4.54	(.91)	(.17)
Distributions from net investment income	-	(.30)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.32)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.32)	(1.06)	(.55) D	(.35)	(.31)
Net asset value, end of period	$8.92	$11.65	$12.25	$8.26	$9.52
Total Return E,F	(21.01)%	3.27%	55.81%	(10.32)%	(1.32)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I	.54%	.54%	.54%	.54% I
Net investment income (loss)	1.71% I	1.72%	1.15%	1.76%	.57% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,036	$15,494	$7,177	$3,181	$101
Portfolio turnover rate J	13% I	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.30	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.23	.13	.18	.04
Net realized and unrealized gain (loss)	(2.51)	.25	4.45	(1.09)	(.21)
Total from investment operations	(2.42)	.48	4.58	(.91)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.32)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.32)	(1.08)	(.56)	(.33)	(.31)
Net asset value, end of period	$8.96	$11.70	$12.30	$8.28	$9.52
Total Return D,E	(21.01)%	3.40%	56.08%	(10.24)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39% H	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39% H	.44%	.44%	.44%	.44% H
Net investment income (loss)	1.81% H	1.81%	1.25%	1.86%	.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,606	$2,142	$138	$89	$99
Portfolio turnover rate I	13% H	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.24	.15	.18	.04
Net realized and unrealized gain (loss)	(2.51)	.25	4.44	(1.08)	(.20)
Total from investment operations	(2.41)	.49	4.59	(.90)	(.16)
Distributions from net investment income	-	(.32)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.32)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.32)	(1.09)	(.58) D	(.34)	(.32)
Net asset value, end of period	$8.96	$11.69	$12.29	$8.28	$9.52
Total Return E,F	(20.94)%	3.48%	56.23%	(10.15)%	(1.25)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.35% J	.34% I
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.35% J	.34% I
Expenses net of all reductions	.29% I	.34%	.34%	.35% J	.34% I
Net investment income (loss)	1.91% I	1.92%	1.35%	1.95%	.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$73,809	$56,382	$4,496	$1,968	$99
Portfolio turnover rate K	13% I	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.10	.48
Net realized and unrealized gain (loss)	(2.51)	(.25)
Total from investment operations	(2.41)	.23
Distributions from net investment income	-	(.33)
Distributions from net realized gain	(.32)	(.77)
Total distributions	(.32)	(1.09) D
Net asset value, end of period	$8.97	$11.70
Total Return E,F	(20.92)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.29% I
Expenses net of fee waivers, if any	.25% I	.29% I
Expenses net of all reductions	.25% I	.29% I
Net investment income (loss)	1.95% I	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$414,562	$484,158
Portfolio turnover rate J	13% I	21%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.4
83.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2055 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.2% 10/20/22 to 12/22/22 (b) (Cost $348,323)	350,000	348,406

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,219,490	62,443,679
Fidelity Series Commodity Strategy Fund (c)	3,301,537	6,900,211
Fidelity Series Large Cap Growth Index Fund (c)	2,977,874	39,695,059
Fidelity Series Large Cap Stock Fund (c)	2,976,841	43,967,943
Fidelity Series Large Cap Value Index Fund (c)	6,622,204	84,234,441
Fidelity Series Small Cap Opportunities Fund (c)	1,948,540	21,005,259
Fidelity Series Value Discovery Fund (c)	2,263,661	31,170,617
TOTAL DOMESTIC EQUITY FUNDS (Cost $331,233,100)		289,417,209

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,516,090	18,799,513
Fidelity Series Emerging Markets Fund (c)	1,154,246	8,356,743
Fidelity Series Emerging Markets Opportunities Fund (c)	5,260,666	76,384,872
Fidelity Series International Growth Fund (c)	2,931,676	37,584,089
Fidelity Series International Index Fund (c)	1,780,961	15,832,747
Fidelity Series International Small Cap Fund (c)	818,667	11,199,358
Fidelity Series International Value Fund (c)	4,410,884	37,889,492
Fidelity Series Overseas Fund (c)	3,981,689	37,945,497
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $305,782,882)		243,992,311

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	71,862	574,178
Fidelity Series Emerging Markets Debt Fund (c)	445,627	3,056,999
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	126,185	1,005,695
Fidelity Series Floating Rate High Income Fund (c)	67,902	590,745
Fidelity Series High Income Fund (c)	400,602	3,156,741
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,553,397	33,153,780
Fidelity Series Real Estate Income Fund (c)	157,478	1,499,194
TOTAL BOND FUNDS (Cost $55,451,627)		43,037,332

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	90,971	90,989
Fidelity Series Government Money Market Fund 3.00% (c)(e)	800,882	800,882
Fidelity Series Short-Term Credit Fund (c)	203	1,926
Fidelity Series Treasury Bill Index Fund (c)	221,026	2,201,420
TOTAL SHORT-TERM FUNDS (Cost $3,095,217)		3,095,217

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $695,911,149)	579,890,475
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,366)
NET ASSETS - 100.0%	579,855,109

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	94	Dec 2022	10,533,875	(642,415)	(642,415)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Dec 2022	1,096,000	(14,503)	(14,503)

TOTAL PURCHASED					(656,918)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	Dec 2022	2,701,125	5,207	5,207
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Dec 2022	2,407,870	326,328	326,328
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	20	Dec 2022	871,500	4,353	4,353

TOTAL SOLD					335,888

TOTAL FUTURES CONTRACTS					(321,030)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $348,406.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	257,373	2,898,303	3,064,687	3,176	-	-	90,989	0.0%
Total	257,373	2,898,303	3,064,687	3,176	-	-	90,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	617,840	106,540	40,805	-	(1,709)	(107,688)	574,178
Fidelity Series Blue Chip Growth Fund	66,662,323	22,553,118	4,319,815	2,116,779	(1,547,632)	(20,904,315)	62,443,679
Fidelity Series Canada Fund	20,140,616	4,338,507	1,364,139	-	(99,378)	(4,216,093)	18,799,513
Fidelity Series Commodity Strategy Fund	9,129,578	7,071,354	3,470,139	4,976,122	(1,296,962)	(4,533,620)	6,900,211
Fidelity Series Corporate Bond Fund	662,013	35,760	662,374	2,930	(37,219)	1,820	-
Fidelity Series Emerging Markets Debt Fund	3,011,588	692,366	87,511	84,651	(18,430)	(541,014)	3,056,999
Fidelity Series Emerging Markets Debt Local Currency Fund	1,018,075	186,885	74,557	-	(13,229)	(111,479)	1,005,695
Fidelity Series Emerging Markets Fund	8,514,861	2,095,834	150,365	-	(44,320)	(2,059,267)	8,356,743
Fidelity Series Emerging Markets Opportunities Fund	78,420,031	18,642,247	2,472,804	-	(1,114,429)	(17,090,173)	76,384,872
Fidelity Series Floating Rate High Income Fund	615,435	122,284	113,398	16,376	(3,192)	(30,384)	590,745
Fidelity Series Government Bond Index Fund	969,827	47,538	987,017	2,041	(33,514)	3,166	-
Fidelity Series Government Money Market Fund 3.00%	-	800,882	-	-	-	-	800,882
Fidelity Series High Income Fund	3,738,446	675,449	766,356	93,859	(65,853)	(424,945)	3,156,741
Fidelity Series International Growth Fund	40,296,964	8,798,516	1,575,954	-	(422,033)	(9,513,404)	37,584,089
Fidelity Series International Index Fund	17,105,274	3,619,095	761,149	-	(92,809)	(4,037,664)	15,832,747
Fidelity Series International Small Cap Fund	12,564,890	2,231,521	372,665	-	(145,105)	(3,079,283)	11,199,358
Fidelity Series International Value Fund	40,692,128	9,583,415	2,747,301	-	(165,012)	(9,473,738)	37,889,492
Fidelity Series Investment Grade Bond Fund	1,024,193	52,950	1,037,216	3,706	(42,969)	3,042	-
Fidelity Series Investment Grade Securitized Fund	685,991	35,023	701,696	1,481	(21,317)	1,999	-
Fidelity Series Large Cap Growth Index Fund	42,009,644	11,884,921	3,014,198	261,647	(245,126)	(10,940,182)	39,695,059
Fidelity Series Large Cap Stock Fund	46,862,621	11,396,454	2,897,865	2,502,772	(252,251)	(11,141,016)	43,967,943
Fidelity Series Large Cap Value Index Fund	89,709,305	15,952,941	4,999,324	-	(192,703)	(16,235,778)	84,234,441
Fidelity Series Long-Term Treasury Bond Index Fund	33,076,369	10,365,563	2,233,718	430,498	(553,969)	(7,500,465)	33,153,780
Fidelity Series Overseas Fund	40,516,465	8,880,960	561,209	-	(132,861)	(10,757,858)	37,945,497
Fidelity Series Real Estate Income Fund	2,201,012	382,359	761,220	113,218	(51,226)	(271,731)	1,499,194
Fidelity Series Short-Term Credit Fund	-	1,926	-	-	-	-	1,926
Fidelity Series Small Cap Opportunities Fund	22,544,676	5,020,102	1,526,441	958,739	(254,948)	(4,778,130)	21,005,259
Fidelity Series Treasury Bill Index Fund	-	2,201,420	-	124	-	-	2,201,420
Fidelity Series Value Discovery Fund	33,166,503	5,797,723	2,932,750	-	(248,769)	(4,612,090)	31,170,617
	615,956,668	153,573,653	40,631,986	11,564,943	(7,096,965)	(142,350,290)	579,451,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	348,406	-	348,406	-

Domestic Equity Funds	289,417,209	289,417,209	-	-

International Equity Funds	243,992,311	243,992,311	-	-

Bond Funds	43,037,332	43,037,332	-	-

Short-Term Funds	3,095,217	3,095,217	-	-
Total Investments in Securities:	579,890,475	579,542,069	348,406	-
Derivative Instruments:

Assets
Futures Contracts	335,888	335,888	-	-
Total Assets	335,888	335,888	-	-

Liabilities
Futures Contracts	(656,918)	(656,918)	-	-
Total Liabilities	(656,918)	(656,918)	-	-
Total Derivative Instruments:	(321,030)	(321,030)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	335,888	0
Total Equity Risk	335,888	0
Interest Rate Risk
Futures Contracts (a)	0	(656,918)
Total Interest Rate Risk	0	(656,918)
Total Value of Derivatives	335,888	(656,918)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $348,323)		$348,406
Fidelity Central Funds (cost $90,989)		90,989
Other affiliated issuers (cost $695,471,837)		579,451,080

Total Investment in Securities (cost $695,911,149)			$579,890,475
Receivable for investments sold			2,669,209
Receivable for fund shares sold			2,058,151
Distributions receivable from Fidelity Central Funds			451
Total assets			584,618,286
Liabilities
Payable for investments purchased		4,420,446
Payable for fund shares redeemed		161,725
Accrued management fee		152,040
Distribution and service plan fees payable		1,690
Payable for daily variation margin on futures contracts		27,276
Total Liabilities			4,763,177
Net Assets			$579,855,109
Net Assets consist of:
Paid in capital			$697,414,303
Total accumulated earnings (loss)			(117,559,194)
Net Assets			$579,855,109

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,815,507 ÷ 426,187 shares) (a)			$8.95
Maximum offering price per share (100/94.25 of $8.95)			$9.50
Class M :
Net Asset Value and redemption price per share ($828,423 ÷ 92,948 shares) (a)			$8.91
Maximum offering price per share (100/96.50 of $8.91)			$9.23
Class C :
Net Asset Value and offering price per share ($688,461 ÷ 78,107 shares) (a)			$8.81
Fidelity Freedom Blend 2055 Fund :
Net Asset Value , offering price and redemption price per share ($38,728,654 ÷ 4,305,480 shares)			$9.00
Class K :
Net Asset Value , offering price and redemption price per share ($5,383,427 ÷ 597,210 shares)			$9.01
Class K6 :
Net Asset Value , offering price and redemption price per share ($258,002,040 ÷ 28,509,423 shares)			$9.05
Class I :
Net Asset Value , offering price and redemption price per share ($22,890,750 ÷ 2,544,720 shares)			$9.00
Class Z :
Net Asset Value , offering price and redemption price per share ($1,389,134 ÷ 153,802 shares)			$9.03
Class Z6 :
Net Asset Value , offering price and redemption price per share ($45,722,528 ÷ 5,066,559 shares)			$9.02
Premier Class :
Net Asset Value , offering price and redemption price per share ($202,406,185 ÷ 22,407,417 shares)			$9.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,668,859
Interest		2,480
Income from Fidelity Central Funds		3,176
Total Income		6,674,515
Expenses
Management fee	$887,928
Distribution and service plan fees	9,008
Independent trustees' fees and expenses	996
Total expenses before reductions	897,932
Expense reductions	(8)
Total expenses after reductions		897,924
Net Investment income (loss)		5,776,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,096,965)
Futures contracts	(488,921)
Capital gain distributions from underlying funds:
Affiliated issuers	4,896,084
Total net realized gain (loss)		(2,689,802)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67
Affiliated issuers	(142,350,290)
Futures contracts	(300,084)
Total change in net unrealized appreciation (depreciation)		(142,650,307)
Net gain (loss)		(145,340,109)
Net increase (decrease) in net assets resulting from operations		$(139,563,518)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,776,591	$13,642,358
Net realized gain (loss)	(2,689,802)	35,837,744
Change in net unrealized appreciation (depreciation)	(142,650,307)	(41,744,370)
Net increase (decrease) in net assets resulting from operations	(139,563,518)	7,735,732
Distributions to shareholders	(17,214,226)	(44,065,406)
Share transactions - net increase (decrease)	120,041,582	261,233,331
Total increase (decrease) in net assets	(36,736,162)	224,903,657

Net Assets
Beginning of period	616,591,271	391,687,614
End of period	$579,855,109	$616,591,271

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.28	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21	.10	.16	.04
Net realized and unrealized gain (loss)	(2.50)	.23	4.43	(1.10)	(.22)
Total from investment operations	(2.43)	.44	4.53	(.94)	(.18)
Distributions from net investment income	-	(.28)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.32)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.32)	(1.02)	(.52)	(.30) D	(.31) D
Net asset value, end of period	$8.95	$11.70	$12.28	$8.27	$9.51
Total Return E,F,G	(21.13)%	3.10%	55.44%	(10.55)%	(1.46)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.79%	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.74% J	.79%	.79%	.79%	.79% J
Expenses net of all reductions	.74% J	.79%	.79%	.79%	.79% J
Net investment income (loss)	1.48% J	1.66%	.92%	1.58%	.70% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,816	$2,479	$1,296	$393	$151
Portfolio turnover rate K	14% J	20%	21%	26%	14% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$12.26	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.18	.07	.13	.02
Net realized and unrealized gain (loss)	(2.49)	.21	4.42	(1.09)	(.21)
Total from investment operations	(2.43)	.39	4.49	(.96)	(.19)
Distributions from net investment income	-	(.25)	(.11)	(.13)	(.13)
Distributions from net realized gain	(.32)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.32)	(.99)	(.50)	(.28) D	(.30) D
Net asset value, end of period	$8.91	$11.66	$12.26	$8.27	$9.51
Total Return E,F,G	(21.21)%	2.73%	54.95%	(10.73)%	(1.55)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	1.04%	1.04%	1.04%	1.04% J
Expenses net of fee waivers, if any	.99% J	1.04%	1.04%	1.04%	1.04% J
Expenses net of all reductions	.99% J	1.04%	1.04%	1.04%	1.04% J
Net investment income (loss)	1.24% J	1.40%	.67%	1.33%	.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$828	$822	$671	$249	$101
Portfolio turnover rate K	14% J	20%	21%	26%	14% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$12.19	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.02	.08	- D
Net realized and unrealized gain (loss)	(2.48)	.23	4.40	(1.08)	(.23)
Total from investment operations	(2.44)	.34	4.42	(1.00)	(.23)
Distributions from net investment income	-	(.22)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.32)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.32)	(.96)	(.47)	(.25) E	(.28)
Net asset value, end of period	$8.81	$11.57	$12.19	$8.24	$9.49
Total Return F,G,H	(21.46)%	2.31%	54.23%	(11.12)%	(1.93)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49% K	1.54%	1.55% L	1.54%	1.54% K
Expenses net of fee waivers, if any	1.49% K	1.54%	1.55% L	1.54%	1.54% K
Expenses net of all reductions	1.49% K	1.54%	1.55% L	1.54%	1.54% K
Net investment income (loss)	.74% K	.90%	.16%	.83%	(.05)% K
Supplemental Data
Net assets, end of period (000 omitted)	$688	$631	$391	$153	$107
Portfolio turnover rate M	14% K	20%	21%	26%	14% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$12.32	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.24	.13	.17	.05
Net realized and unrealized gain (loss)	(2.51)	.23	4.43	(1.08)	(.22)
Total from investment operations	(2.42)	.47	4.56	(.91)	(.17)
Distributions from net investment income	-	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.32)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.32)	(1.05) D	(.53)	(.31)	(.32) D
Net asset value, end of period	$9.00	$11.74	$12.32	$8.29	$9.51
Total Return E,F	(20.97)%	3.36%	55.75%	(10.22)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.56% C	.54% I
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.56% C	.54% I
Expenses net of all reductions	.49% I	.54%	.54%	.56% C	.54% I
Net investment income (loss)	1.74% I	1.90%	1.17%	1.82%	.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$38,729	$38,090	$13,739	$5,211	$320
Portfolio turnover rate J	14% I	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$12.33	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.25	.14	.19	.06
Net realized and unrealized gain (loss)	(2.53)	.23	4.44	(1.09)	(.22)
Total from investment operations	(2.43)	.48	4.58	(.90)	(.16)
Distributions from net investment income	-	(.30)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.32)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.32)	(1.05)	(.54)	(.33)	(.32) D
Net asset value, end of period	$9.01	$11.76	$12.33	$8.29	$9.52
Total Return E,F	(21.02)%	3.43%	55.92%	(10.17)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.84% I	2.00%	1.27%	1.93%	1.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,383	$8,995	$7,108	$4,757	$99
Portfolio turnover rate J	14% I	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$12.35	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.27	.15	.20	.06
Net realized and unrealized gain (loss)	(2.53)	.23	4.44	(1.10)	(.22)
Total from investment operations	(2.43)	.50	4.59	(.90)	(.16)
Distributions from net investment income	-	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.32)	(.75)	(.40)	(.15)	(.16)
Total distributions	(.32)	(1.05)	(.54) D	(.32) D	(.32)
Net asset value, end of period	$9.05	$11.80	$12.35	$8.30	$9.52
Total Return E,F	(20.95)%	3.60%	56.09%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.34%	.35% I,J
Expenses net of all reductions	.29% I	.34%	.34%	.34%	.35% I,J
Net investment income (loss)	1.94% I	2.10%	1.37%	2.03%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$258,002	$287,129	$361,200	$167,831	$4,021
Portfolio turnover rate K	14% I	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$12.32	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.24	.13	.18	.05
Net realized and unrealized gain (loss)	(2.51)	.23	4.44	(1.10)	(.22)
Total from investment operations	(2.42)	.47	4.57	(.92)	(.17)
Distributions from net investment income	-	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.32)	(1.05)	(.53)	(.32)	(.31)
Net asset value, end of period	$9.00	$11.74	$12.32	$8.28	$9.52
Total Return D,E	(20.97)%	3.32%	55.85%	(10.32)%	(1.27)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.54%	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.54%	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.54%	.54% H
Net investment income (loss)	1.74% H	1.91%	1.17%	1.83%	.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$22,891	$12,306	$3,995	$1,851	$99
Portfolio turnover rate I	14% H	20%	21%	26%	14% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$12.36	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.25	.14	.19	.06
Net realized and unrealized gain (loss)	(2.52)	.23	4.45	(1.10)	(.22)
Total from investment operations	(2.43)	.48	4.59	(.91)	(.16)
Distributions from net investment income	-	(.30)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.32)	(.76)	(.39)	(.14)	(.16)
Total distributions	(.32)	(1.06)	(.53)	(.31)	(.32) D
Net asset value, end of period	$9.03	$11.78	$12.36	$8.30	$9.52
Total Return E,F	(20.98)%	3.41%	56.03%	(10.23)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.84% I	2.00%	1.27%	1.93%	1.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,389	$1,649	$217	$89	$99
Portfolio turnover rate J	14% I	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$12.34	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.26	.15	.19	.06
Net realized and unrealized gain (loss)	(2.52)	.23	4.44	(1.09)	(.22)
Total from investment operations	(2.42)	.49	4.59	(.90)	(.16)
Distributions from net investment income	-	(.32)	(.16)	(.18)	(.16)
Distributions from net realized gain	(.32)	(.75)	(.40)	(.14)	(.16)
Total distributions	(.32)	(1.07)	(.55) D	(.32)	(.32)
Net asset value, end of period	$9.02	$11.76	$12.34	$8.30	$9.52
Total Return E,F	(20.94)%	3.52%	56.10%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.35% J	.34% I
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.35% J	.34% I
Expenses net of all reductions	.29% I	.34%	.34%	.35% J	.34% I
Net investment income (loss)	1.94% I	2.11%	1.37%	2.03%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$45,723	$35,927	$3,072	$694	$99
Portfolio turnover rate K	14% I	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.10	.48
Net realized and unrealized gain (loss)	(2.52)	(.25)
Total from investment operations	(2.42)	.23
Distributions from net investment income	-	(.33)
Distributions from net realized gain	(.32)	(.75)
Total distributions	(.32)	(1.08)
Net asset value, end of period	$9.03	$11.77
Total Return D,E	(20.92)%	1.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.29% H
Expenses net of fee waivers, if any	.25% H	.29% H
Expenses net of all reductions	.25% H	.29% H
Net investment income (loss)	1.98% H	3.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$202,406	$228,564
Portfolio turnover rate I	14% H	20%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.4
83.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2060 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.42% to 3.2% 10/20/22 to 12/22/22 (b) (Cost $139,321)	140,000	139,352

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,562,436	25,726,853
Fidelity Series Commodity Strategy Fund (c)	1,360,062	2,842,530
Fidelity Series Large Cap Growth Index Fund (c)	1,226,645	16,351,180
Fidelity Series Large Cap Stock Fund (c)	1,226,076	18,109,137
Fidelity Series Large Cap Value Index Fund (c)	2,728,246	34,703,292
Fidelity Series Small Cap Opportunities Fund (c)	802,309	8,648,886
Fidelity Series Value Discovery Fund (c)	932,727	12,843,652
TOTAL DOMESTIC EQUITY FUNDS (Cost $138,770,352)		119,225,530

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	624,511	7,743,934
Fidelity Series Emerging Markets Fund (c)	476,311	3,448,493
Fidelity Series Emerging Markets Opportunities Fund (c)	2,166,662	31,459,934
Fidelity Series International Growth Fund (c)	1,207,763	15,483,517
Fidelity Series International Index Fund (c)	733,713	6,522,707
Fidelity Series International Small Cap Fund (c)	337,236	4,613,393
Fidelity Series International Value Fund (c)	1,816,893	15,607,115
Fidelity Series Overseas Fund (c)	1,640,317	15,632,224
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $127,082,455)		100,511,317

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	29,600	236,504
Fidelity Series Emerging Markets Debt Fund (c)	183,557	1,259,198
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	51,980	414,280
Fidelity Series Floating Rate High Income Fund (c)	27,970	243,342
Fidelity Series High Income Fund (c)	165,012	1,300,295
Fidelity Series Long-Term Treasury Bond Index Fund (c)	2,287,674	13,657,411
Fidelity Series Real Estate Income Fund (c)	64,891	617,763
TOTAL BOND FUNDS (Cost $22,608,166)		17,728,793

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (c)(d)	330,466	330,466
Fidelity Series Short-Term Credit Fund (c)	118	1,123
Fidelity Series Treasury Bill Index Fund (c)	91,124	907,593
TOTAL SHORT-TERM FUNDS (Cost $1,239,182)		1,239,182

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $289,839,476)	238,844,174
NET OTHER ASSETS (LIABILITIES) - 0.0%	24,822
NET ASSETS - 100.0%	238,868,996

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	38	Dec 2022	4,258,375	(258,209)	(258,209)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2022	411,000	(4,996)	(4,996)

TOTAL PURCHASED					(263,205)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2022	1,080,450	2,618	2,618
ICE E-mini MSCI EAFE Index Contracts (United States)	12	Dec 2022	996,360	135,091	135,091
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	Dec 2022	348,600	1,848	1,848

TOTAL SOLD					139,557

TOTAL FUTURES CONTRACTS					(123,648)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,352.
(c)	Affiliated Fund
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	49,764	792,498	842,262	1,072	-	-	-	0.0%
Total	49,764	792,498	842,262	1,072	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	235,281	60,579	15,578	-	(462)	(43,316)	236,504
Fidelity Series Blue Chip Growth Fund	25,385,337	10,886,775	1,655,561	866,050	(608,986)	(8,280,712)	25,726,853
Fidelity Series Canada Fund	7,670,030	2,315,342	523,378	-	(42,914)	(1,675,146)	7,743,934
Fidelity Series Commodity Strategy Fund	3,475,997	3,131,386	1,377,062	2,036,070	(561,147)	(1,826,644)	2,842,530
Fidelity Series Corporate Bond Fund	252,486	20,391	259,341	1,134	(14,331)	795	-
Fidelity Series Emerging Markets Debt Fund	1,147,139	369,608	34,949	33,719	(6,218)	(216,382)	1,259,198
Fidelity Series Emerging Markets Debt Local Currency Fund	387,697	105,200	29,291	-	(5,736)	(43,590)	414,280
Fidelity Series Emerging Markets Fund	3,243,263	1,099,650	56,318	-	(12,014)	(826,088)	3,448,493
Fidelity Series Emerging Markets Opportunities Fund	29,863,515	9,809,754	959,808	-	(343,264)	(6,910,263)	31,459,934
Fidelity Series Floating Rate High Income Fund	234,289	66,609	44,250	6,526	(1,230)	(12,076)	243,342
Fidelity Series Government Bond Index Fund	369,704	27,483	385,576	789	(12,868)	1,257	-
Fidelity Series Government Money Market Fund 3.00%	-	330,466	-	-	-	-	330,466
Fidelity Series High Income Fund	1,423,597	367,562	295,901	37,291	(27,969)	(166,994)	1,300,295
Fidelity Series International Growth Fund	15,345,635	4,703,602	605,208	-	(134,805)	(3,825,707)	15,483,517
Fidelity Series International Index Fund	6,514,071	1,947,576	290,015	-	(34,463)	(1,614,462)	6,522,707
Fidelity Series International Small Cap Fund	4,784,802	1,253,096	141,201	-	(54,750)	(1,228,554)	4,613,393
Fidelity Series International Value Fund	15,496,049	4,999,695	1,042,225	-	(61,736)	(3,784,668)	15,607,115
Fidelity Series Investment Grade Bond Fund	390,410	30,320	405,463	1,433	(16,461)	1,194	-
Fidelity Series Investment Grade Securitized Fund	261,605	20,260	274,508	573	(8,102)	745	-
Fidelity Series Large Cap Growth Index Fund	15,997,698	5,952,657	1,171,256	103,732	(98,529)	(4,329,390)	16,351,180
Fidelity Series Large Cap Stock Fund	17,845,603	5,912,722	1,091,592	1,008,425	(101,927)	(4,455,669)	18,109,137
Fidelity Series Large Cap Value Index Fund	34,162,271	8,915,307	1,792,035	-	(83,153)	(6,499,098)	34,703,292
Fidelity Series Long-Term Treasury Bond Index Fund	12,597,211	5,133,602	874,815	171,341	(198,465)	(3,000,122)	13,657,411
Fidelity Series Overseas Fund	15,429,188	4,748,243	214,264	-	(46,535)	(4,284,408)	15,632,224
Fidelity Series Real Estate Income Fund	837,607	196,966	286,077	46,416	(21,369)	(109,364)	617,763
Fidelity Series Short-Term Credit Fund	-	1,123	-	-	-	-	1,123
Fidelity Series Small Cap Opportunities Fund	8,585,174	2,677,763	606,480	392,144	(97,400)	(1,910,171)	8,648,886
Fidelity Series Treasury Bill Index Fund	-	907,593	-	51	-	-	907,593
Fidelity Series Value Discovery Fund	12,630,067	3,280,741	1,113,972	-	(94,853)	(1,858,331)	12,843,652
	234,565,726	79,272,071	15,546,124	4,705,694	(2,689,687)	(56,897,164)	238,704,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	139,352	-	139,352	-

Domestic Equity Funds	119,225,530	119,225,530	-	-

International Equity Funds	100,511,317	100,511,317	-	-

Bond Funds	17,728,793	17,728,793	-	-

Short-Term Funds	1,239,182	1,239,182	-	-
Total Investments in Securities:	238,844,174	238,704,822	139,352	-
Derivative Instruments:

Assets
Futures Contracts	139,557	139,557	-	-
Total Assets	139,557	139,557	-	-

Liabilities
Futures Contracts	(263,205)	(263,205)	-	-
Total Liabilities	(263,205)	(263,205)	-	-
Total Derivative Instruments:	(123,648)	(123,648)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	139,557	0
Total Equity Risk	139,557	0
Interest Rate Risk
Futures Contracts (a)	0	(263,205)
Total Interest Rate Risk	0	(263,205)
Total Value of Derivatives	139,557	(263,205)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $139,321)		$139,352
Affiliated issuers (cost $289,700,155)		238,704,822

Total Investment in Securities (cost $289,839,476)			$238,844,174
Cash			13,219
Receivable for investments sold			1,037,058
Receivable for fund shares sold			1,288,115
Distributions receivable from Fidelity Central Funds			119
Total assets			241,182,685
Liabilities
Payable for investments purchased		2,058,036
Payable for fund shares redeemed		181,987
Accrued management fee		63,207
Distribution and service plan fees payable		1,380
Payable for daily variation margin on futures contracts		9,079
Total Liabilities			2,313,689
Net Assets			$238,868,996
Net Assets consist of:
Paid in capital			$290,351,757
Total accumulated earnings (loss)			(51,482,761)
Net Assets			$238,868,996

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,507,567 ÷ 276,755 shares) (a)			$9.06
Maximum offering price per share (100/94.25 of $9.06)			$9.61
Class M :
Net Asset Value and redemption price per share ($609,941 ÷ 67,660 shares) (a)			$9.01
Maximum offering price per share (100/96.50 of $9.01)			$9.34
Class C :
Net Asset Value and offering price per share ($681,768 ÷ 76,475 shares) (a)			$8.91
Fidelity Freedom Blend 2060 Fund :
Net Asset Value , offering price and redemption price per share ($13,721,471 ÷ 1,507,397 shares)			$9.10
Class K :
Net Asset Value , offering price and redemption price per share ($2,061,394 ÷ 226,143 shares)			$9.12
Class K6 :
Net Asset Value , offering price and redemption price per share ($128,256,280 ÷ 14,026,413 shares)			$9.14
Class I :
Net Asset Value , offering price and redemption price per share ($10,558,709 ÷ 1,160,834 shares)			$9.10
Class Z :
Net Asset Value , offering price and redemption price per share ($523,804 ÷ 57,362 shares)			$9.13
Class Z6 :
Net Asset Value , offering price and redemption price per share ($19,393,749 ÷ 2,122,563 shares)			$9.14
Premier Class :
Net Asset Value , offering price and redemption price per share ($60,554,313 ÷ 6,627,424 shares)			$9.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,714,911
Interest		1,024
Income from Fidelity Central Funds		1,072
Total Income		2,717,007
Expenses
Management fee	$358,182
Distribution and service plan fees	7,609
Independent trustees' fees and expenses	389
Total expenses before reductions	366,180
Expense reductions	(21)
Total expenses after reductions		366,159
Net Investment income (loss)		2,350,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,689,687)
Futures contracts	(213,977)
Capital gain distributions from underlying funds:
Affiliated issuers	1,990,783
Total net realized gain (loss)		(912,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	21
Affiliated issuers	(56,897,164)
Futures contracts	(99,360)
Total change in net unrealized appreciation (depreciation)		(56,996,503)
Net gain (loss)		(57,909,384)
Net increase (decrease) in net assets resulting from operations		$(55,558,536)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,350,848	$5,035,576
Net realized gain (loss)	(912,881)	12,913,178
Change in net unrealized appreciation (depreciation)	(56,996,503)	(16,230,378)
Net increase (decrease) in net assets resulting from operations	(55,558,536)	1,718,376
Distributions to shareholders	(6,333,132)	(15,684,311)
Share transactions - net increase (decrease)	65,961,952	116,988,606
Total increase (decrease) in net assets	4,070,284	103,022,671

Net Assets
Beginning of period	234,798,712	131,776,041
End of period	$238,868,996	$234,798,712

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$12.38	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.24	.10	.16	.08
Net realized and unrealized gain (loss)	(2.53)	.20	4.45	(1.11)	(.27)
Total from investment operations	(2.45)	.44	4.55	(.95)	(.19)
Distributions from net investment income	-	(.28)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.00)	(.47)	(.28)	(.28) D
Net asset value, end of period	$9.06	$11.82	$12.38	$8.30	$9.53
Total Return E,F,G	(21.10)%	3.08%	55.38%	(10.54)%	(1.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.79%	.79%	.79%	.80% J,K
Expenses net of fee waivers, if any	.74% J	.79%	.79%	.79%	.80% J,K
Expenses net of all reductions	.74% J	.79%	.79%	.79%	.80% J,K
Net investment income (loss)	1.54% J	1.90%	.93%	1.62%	1.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,508	$2,021	$1,205	$493	$243
Portfolio turnover rate L	13% J	22%	22%	27%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$12.35	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21	.07	.14	.07
Net realized and unrealized gain (loss)	(2.53)	.19	4.45	(1.12)	(.26)
Total from investment operations	(2.46)	.40	4.52	(.98)	(.19)
Distributions from net investment income	-	(.25)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(.97)	(.46)	(.26)	(.28)
Net asset value, end of period	$9.01	$11.78	$12.35	$8.29	$9.53
Total Return D,E,F	(21.26)%	2.79%	55.06%	(10.80)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.99% I	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.99% I	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	1.29% I	1.65%	.68%	1.37%	1.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$610	$589	$414	$174	$143
Portfolio turnover rate J	13% I	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$12.27	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.14	.02	.09	.04
Net realized and unrealized gain (loss)	(2.50)	.20	4.41	(1.11)	(.26)
Total from investment operations	(2.46)	.34	4.43	(1.02)	(.22)
Distributions from net investment income	-	(.21)	(.07)	(.10)	(.12)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(.93)	(.42)	(.24)	(.26) D
Net asset value, end of period	$8.91	$11.68	$12.27	$8.26	$9.52
Total Return E,F,G	(21.44)%	2.30%	54.17%	(11.22)%	(1.87)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.54%	1.54%	1.54%	1.54% J
Expenses net of fee waivers, if any	1.49% J	1.54%	1.54%	1.54%	1.54% J
Expenses net of all reductions	1.49% J	1.54%	1.54%	1.54%	1.54% J
Net investment income (loss)	.79% J	1.15%	.18%	.87%	.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$682	$644	$484	$222	$107
Portfolio turnover rate K	13% J	22%	22%	27%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$12.41	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.27	.13	.18	.09
Net realized and unrealized gain (loss)	(2.54)	.20	4.46	(1.11)	(.25)
Total from investment operations	(2.45)	.47	4.59	(.93)	(.16)
Distributions from net investment income	-	(.30)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.02)	(.49)	(.30)	(.30)
Net asset value, end of period	$9.10	$11.86	$12.41	$8.31	$9.54
Total Return D,E	(21.02)%	3.31%	55.78%	(10.35)%	(1.27)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.55% I	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.55% I	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.55% I	.54% H
Net investment income (loss)	1.79% H	2.15%	1.18%	1.87%	1.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,721	$14,201	$6,778	$2,773	$453
Portfolio turnover rate J	13% H	22%	22%	27%	11% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$12.42	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.29	.14	.20	.10
Net realized and unrealized gain (loss)	(2.54)	.19	4.47	(1.11)	(.26)
Total from investment operations	(2.44)	.48	4.61	(.91)	(.16)
Distributions from net investment income	-	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.03) D	(.50) D	(.32)	(.30)
Net asset value, end of period	$9.12	$11.87	$12.42	$8.31	$9.54
Total Return E,F	(20.92)%	3.38%	56.01%	(10.22)%	(1.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39% I	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.44%	.44%	.44%	.44% I
Net investment income (loss)	1.89% I	2.25%	1.28%	1.97%	1.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,061	$3,292	$2,363	$1,307	$99
Portfolio turnover rate J	13% I	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$12.44	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.15	.20	.10
Net realized and unrealized gain (loss)	(2.55)	.19	4.47	(1.10)	(.26)
Total from investment operations	(2.45)	.49	4.62	(.90)	(.16)
Distributions from net investment income	-	(.31)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.31)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.03) D	(.50)	(.32) D	(.30)
Net asset value, end of period	$9.14	$11.90	$12.44	$8.32	$9.54
Total Return E,F	(20.95)%	3.49%	56.17%	(10.12)%	(1.24)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.34%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29% I	.34%	.34%	.34%	.34% I
Expenses net of all reductions	.29% I	.34%	.34%	.34%	.34% I
Net investment income (loss)	1.99% I	2.35%	1.38%	2.07%	1.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$128,256	$133,842	$116,569	$44,655	$1,261
Portfolio turnover rate J	13% I	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$12.40	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.27	.13	.19	.10
Net realized and unrealized gain (loss)	(2.53)	.20	4.46	(1.12)	(.27)
Total from investment operations	(2.44)	.47	4.59	(.93)	(.17)
Distributions from net investment income	-	(.30)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.31)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.02)	(.49) D	(.31)	(.29) D
Net asset value, end of period	$9.10	$11.85	$12.40	$8.30	$9.54
Total Return E,F	(20.96)%	3.33%	55.83%	(10.37)%	(1.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.54%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49% I	.54%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I	.54%	.54%	.54%	.54% I
Net investment income (loss)	1.79% I	2.15%	1.18%	1.87%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,559	$5,359	$2,284	$1,084	$102
Portfolio turnover rate J	13% I	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.45	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.29	.14	.20	.10
Net realized and unrealized gain (loss)	(2.55)	.19	4.47	(1.11)	(.26)
Total from investment operations	(2.45)	.48	4.61	(.91)	(.16)
Distributions from net investment income	-	(.31)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.31)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.31)	(1.04)	(.49)	(.30)	(.30)
Net asset value, end of period	$9.13	$11.89	$12.45	$8.33	$9.54
Total Return D,E	(20.97)%	3.38%	55.93%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39% H	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39% H	.44%	.44%	.44%	.44% H
Net investment income (loss)	1.89% H	2.25%	1.28%	1.97%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$524	$545	$139	$89	$99
Portfolio turnover rate I	13% H	22%	22%	27%	11% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.44	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.29	.15	.20	.11
Net realized and unrealized gain (loss)	(2.54)	.21	4.47	(1.10)	(.27)
Total from investment operations	(2.44)	.50	4.62	(.90)	(.16)
Distributions from net investment income	-	(.32)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.31)	(.73)	(.36)	(.14)	(.15)
Total distributions	(.31)	(1.05)	(.51)	(.31)	(.30)
Net asset value, end of period	$9.14	$11.89	$12.44	$8.33	$9.54
Total Return D,E	(20.88)%	3.53%	56.07%	(10.10)%	(1.24)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.34%	.34%	.34%	.34% H
Expenses net of fee waivers, if any	.29% H	.34%	.34%	.34%	.34% H
Expenses net of all reductions	.29% H	.34%	.34%	.34%	.34% H
Net investment income (loss)	1.99% H	2.35%	1.38%	2.07%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,394	$12,178	$1,541	$375	$103
Portfolio turnover rate I	13% H	22%	22%	27%	11% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.10	.48
Net realized and unrealized gain (loss)	(2.54)	(.25)
Total from investment operations	(2.44)	.23
Distributions from net investment income	-	(.33)
Distributions from net realized gain	(.31)	(.73)
Total distributions	(.31)	(1.05) D
Net asset value, end of period	$9.14	$11.89
Total Return E,F	(20.88)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.29% I
Expenses net of fee waivers, if any	.25% I	.29% I
Expenses net of all reductions	.25% I	.29% I
Net investment income (loss)	2.03% I	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,554	$62,129
Portfolio turnover rate J	13% I	22%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Blend 2065 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	464,943	4,668,028
Fidelity Series Commodity Strategy Fund (a)	219,612	458,988
Fidelity Series Large Cap Growth Index Fund (a)	222,556	2,966,675
Fidelity Series Large Cap Stock Fund (a)	222,508	3,286,441
Fidelity Series Large Cap Value Index Fund (a)	495,146	6,298,258
Fidelity Series Small Cap Opportunities Fund (a)	146,697	1,581,388
Fidelity Series Value Discovery Fund (a)	169,163	2,329,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,809,581)		21,589,150

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	112,215	1,391,466
Fidelity Series Emerging Markets Fund (a)	87,506	633,543
Fidelity Series Emerging Markets Opportunities Fund (a)	392,446	5,698,316
Fidelity Series International Growth Fund (a)	218,235	2,797,776
Fidelity Series International Index Fund (a)	133,071	1,183,000
Fidelity Series International Small Cap Fund (a)	60,865	832,638
Fidelity Series International Value Fund (a)	327,361	2,812,032
Fidelity Series Overseas Fund (a)	296,356	2,824,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,216,706)		18,173,045

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	32,105	256,517
Fidelity Series Emerging Markets Debt Fund (a)	8,791	60,309
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,490	19,848
Fidelity Series Floating Rate High Income Fund (a)	5,558	48,358
Fidelity Series Long-Term Treasury Bond Index Fund (a)	496,719	2,965,415
Fidelity Series Real Estate Income Fund (a)	13,118	124,886
TOTAL BOND FUNDS (Cost $4,208,658)		3,475,333

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	25	25
Fidelity Series Government Money Market Fund 3.00% (a)(c)	334,678	334,678
Fidelity Series Short-Term Credit Fund (a)	804	7,618
Fidelity Series Treasury Bill Index Fund (a)	23,692	235,972
TOTAL SHORT-TERM FUNDS (Cost $578,294)		578,293

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,813,239)	43,815,821
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,354)
NET ASSETS - 100.0%	43,814,467

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	105	-	80	-	-	-	25	0.0%
Total	105	-	80	-	-	-	25

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,618	231,239	3,762	-	(194)	(7,384)	256,517
Fidelity Series Blue Chip Growth Fund	3,909,460	2,683,127	421,288	155,107	(105,601)	(1,397,670)	4,668,028
Fidelity Series Canada Fund	1,205,031	633,543	160,552	-	(8,528)	(278,028)	1,391,466
Fidelity Series Commodity Strategy Fund	547,302	752,133	401,960	380,129	(262,342)	(176,145)	458,988
Fidelity Series Corporate Bond Fund	40,358	29,768	67,992	212	(2,192)	58	-
Fidelity Series Emerging Markets Debt Fund	185,903	47,124	155,093	2,746	(25,596)	7,971	60,309
Fidelity Series Emerging Markets Debt Local Currency Fund	60,673	16,350	53,198	-	(8,252)	4,275	19,848
Fidelity Series Emerging Markets Fund	515,955	300,596	36,711	-	(9,411)	(136,886)	633,543
Fidelity Series Emerging Markets Opportunities Fund	4,731,149	2,573,124	340,557	-	(103,517)	(1,161,883)	5,698,316
Fidelity Series Floating Rate High Income Fund	36,480	19,258	5,200	1,130	(101)	(2,079)	48,358
Fidelity Series Government Bond Index Fund	58,598	48,322	105,437	155	(1,770)	287	-
Fidelity Series Government Money Market Fund 3.00%	-	334,678	-	-	-	-	334,678
Fidelity Series High Income Fund	221,528	29,423	241,767	1,980	(14,392)	5,208	-
Fidelity Series International Developed Markets Bond Index Fund	-	3,009	2,947	-	(62)	-	-
Fidelity Series International Growth Fund	2,409,985	1,371,876	305,156	-	(34,917)	(644,012)	2,797,776
Fidelity Series International Index Fund	1,023,449	515,653	72,813	-	(4,568)	(278,721)	1,183,000
Fidelity Series International Small Cap Fund	751,462	345,111	45,622	-	(8,842)	(209,471)	832,638
Fidelity Series International Value Fund	2,433,334	1,256,599	220,028	-	(13,062)	(644,811)	2,812,032
Fidelity Series Investment Grade Bond Fund	61,830	50,301	109,957	279	(2,376)	202	-
Fidelity Series Investment Grade Securitized Fund	41,836	31,891	72,824	112	(1,048)	145	-
Fidelity Series Large Cap Growth Index Fund	2,465,441	1,536,661	288,092	17,297	(26,168)	(721,167)	2,966,675
Fidelity Series Large Cap Stock Fund	2,748,109	1,703,765	380,558	178,688	(33,780)	(751,095)	3,286,441
Fidelity Series Large Cap Value Index Fund	5,264,942	2,798,379	641,805	-	(28,985)	(1,094,273)	6,298,258
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,437	1,906,417	301,767	33,245	(50,811)	(551,861)	2,965,415
Fidelity Series Overseas Fund	2,422,915	1,404,760	268,871	-	(34,135)	(700,395)	2,824,274
Fidelity Series Real Estate Income Fund	130,040	82,050	62,977	8,652	(5,977)	(18,250)	124,886
Fidelity Series Short-Term Credit Fund	-	7,619	-	-	-	(1)	7,618
Fidelity Series Small Cap Opportunities Fund	1,322,375	734,074	134,657	70,745	(28,352)	(312,052)	1,581,388
Fidelity Series Treasury Bill Index Fund	-	235,972	-	37	-	-	235,972
Fidelity Series Value Discovery Fund	1,945,173	1,052,401	335,925	-	(18,187)	(314,090)	2,329,372
	36,533,383	22,735,223	5,237,516	850,514	(833,166)	(9,382,128)	43,815,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	21,589,150	21,589,150	-	-

International Equity Funds	18,173,045	18,173,045	-	-

Bond Funds	3,475,333	3,475,333	-	-

Short-Term Funds	578,293	578,293	-	-
Total Investments in Securities:	43,815,821	43,815,821	-	-
Fidelity Freedom® Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Fidelity Central Funds (cost $25)		25
Other affiliated issuers (cost $53,813,214)		43,815,796
Total Investment in Securities (cost $53,813,239)			$43,815,821
Cash			170
Receivable for investments sold			431,610
Receivable for fund shares sold			349,814
Total assets			44,597,415
Liabilities
Payable for investments purchased		758,325
Payable for fund shares redeemed		11,867
Accrued management fee		11,963
Distribution and service plan fees payable		793
Total Liabilities			782,948
Net Assets			$43,814,467
Net Assets consist of:
Paid in capital			$54,247,395
Total accumulated earnings (loss)			(10,432,928)
Net Assets			$43,814,467

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,112,816 ÷ 118,198 shares) (a)			$9.41
Maximum offering price per share (100/94.25 of $9.41)			$9.98
Class M :
Net Asset Value and redemption price per share ($336,758 ÷ 35,849 shares) (a)			$9.39
Maximum offering price per share (100/96.50 of $9.39)			$9.73
Class C :
Net Asset Value and offering price per share ($472,335 ÷ 50,749 shares) (a)			$9.31
Fidelity Freedom Blend 2065 Fund :
Net Asset Value , offering price and redemption price per share ($3,820,297 ÷ 403,881 shares)			$9.46
Class K :
Net Asset Value , offering price and redemption price per share ($375,106 ÷ 39,540 shares)			$9.49
Class K6 :
Net Asset Value , offering price and redemption price per share ($27,047,632 ÷ 2,852,699 shares)			$9.48
Class I :
Net Asset Value , offering price and redemption price per share ($1,450,882 ÷ 153,267 shares)			$9.47
Class Z :
Net Asset Value , offering price and redemption price per share ($157,116 ÷ 16,547 shares)			$9.50
Class Z6 :
Net Asset Value , offering price and redemption price per share ($2,282,064 ÷ 240,414 shares)			$9.49
Premier Class :
Net Asset Value , offering price and redemption price per share ($6,759,461 ÷ 713,041 shares)			$9.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$494,597
Expenses
Management fee	$64,522
Distribution and service plan fees	4,568
Independent trustees' fees and expenses	63
Total Expenses		69,153
Net Investment income (loss)		425,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(833,166)
Capital gain distributions from underlying funds:
Affiliated issuers	355,917
Total net realized gain (loss)		(477,249)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(9,382,128)
Total change in net unrealized appreciation (depreciation)		(9,382,128)
Net gain (loss)		(9,859,377)
Net increase (decrease) in net assets resulting from operations		$(9,433,933)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,444	$631,900
Net realized gain (loss)	(477,249)	1,494,133
Change in net unrealized appreciation (depreciation)	(9,382,128)	(2,267,454)
Net increase (decrease) in net assets resulting from operations	(9,433,933)	(141,421)
Distributions to shareholders	(828,921)	(1,809,366)
Share transactions - net increase (decrease)	17,545,042	25,585,262
Total increase (decrease) in net assets	7,282,188	23,634,475

Net Assets
Beginning of period	36,532,279	12,897,804
End of period	$43,814,467	$36,532,279

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.27	.11	.14
Net realized and unrealized gain (loss)	(2.63)	.17	4.51	(1.43)
Total from investment operations	(2.54)	.44	4.62	(1.29)
Distributions from net investment income	-	(.27)	(.11)	(.16)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.87) D	(.40)	(.29) D
Net asset value, end of period	$9.41	$12.21	$12.64	$8.42
Total Return E,F	(21.11)%	3.10%	55.34%	(13.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I,J	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.73% I,J	.79%	.79%	.79% J
Expenses net of all reductions	.73% I,J	.79%	.79%	.79% J
Net investment income (loss)	1.71% J	2.05%	1.00%	1.78% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,113	$869	$466	$154
Portfolio turnover rate K	26% J	33%	38%	29% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.23	.08	.12
Net realized and unrealized gain (loss)	(2.62)	.17	4.51	(1.42)
Total from investment operations	(2.54)	.40	4.59	(1.30)
Distributions from net investment income	-	(.23)	(.09)	(.14)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.84)	(.38)	(.28)
Net asset value, end of period	$9.39	$12.19	$12.63	$8.42
Total Return D,E	(21.15)%	2.76%	54.90%	(13.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99% H	1.04%	1.04%	1.05% H,I
Expenses net of fee waivers, if any	.99% H	1.04%	1.04%	1.05% H,I
Expenses net of all reductions	.99% H	1.04%	1.04%	1.05% H,I
Net investment income (loss)	1.45% H	1.79%	.75%	1.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$337	$338	$358	$165
Portfolio turnover rate J	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.17	.03	.08
Net realized and unrealized gain (loss)	(2.59)	.16	4.49	(1.42)
Total from investment operations	(2.54)	.33	4.52	(1.34)
Distributions from net investment income	-	(.19)	(.05)	(.12)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.80)	(.34)	(.26)
Net asset value, end of period	$9.31	$12.11	$12.58	$8.40
Total Return D,E	(21.29)%	2.21%	54.22%	(13.94)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49% H	1.54%	1.54%	1.55% H,I
Expenses net of fee waivers, if any	1.49% H	1.54%	1.54%	1.55% H,I
Expenses net of all reductions	1.49% H	1.54%	1.54%	1.55% H,I
Net investment income (loss)	.95% H	1.29%	.25%	1.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$472	$501	$339	$156
Portfolio turnover rate J	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.14	.15
Net realized and unrealized gain (loss)	(2.63)	.18	4.52	(1.42)
Total from investment operations	(2.53)	.48	4.66	(1.27)
Distributions from net investment income	-	(.29)	(.13)	(.17)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.90)	(.42)	(.30) D
Net asset value, end of period	$9.46	$12.25	$12.67	$8.43
Total Return E	(20.96)%	3.34%	55.69%	(13.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.54% H
Net investment income (loss)	1.95% H	2.30%	1.25%	2.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,820	$3,662	$1,767	$423
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.32	.15	.16
Net realized and unrealized gain (loss)	(2.64)	.17	4.53	(1.43)
Total from investment operations	(2.53)	.49	4.68	(1.27)
Distributions from net investment income	-	(.29)	(.13)	(.17)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.90)	(.42)	(.30) D
Net asset value, end of period	$9.49	$12.28	$12.69	$8.43
Total Return E	(20.91)%	3.47%	55.98%	(13.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39% H	.44%	.44%	.44% H
Expenses net of all reductions	.39% H	.44%	.44%	.44% H
Net investment income (loss)	2.05% H	2.40%	1.35%	2.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$375	$393	$259	$118
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.32	.17	.16
Net realized and unrealized gain (loss)	(2.63)	.18	4.52	(1.42)
Total from investment operations	(2.52)	.50	4.69	(1.26)
Distributions from net investment income	-	(.30)	(.15)	(.18)
Distributions from net realized gain	(.26)	(.62)	(.29)	(.14)
Total distributions	(.26)	(.92)	(.44)	(.31) D
Net asset value, end of period	$9.48	$12.26	$12.68	$8.43
Total Return E	(20.86)%	3.50%	56.09%	(13.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.34%	.34%	.34% H
Expenses net of fee waivers, if any	.29% H	.34%	.34%	.34% H
Expenses net of all reductions	.29% H	.34%	.34%	.34% H
Net investment income (loss)	2.15% H	2.50%	1.45%	2.23% H
Supplemental Data
Net assets, end of period (000 omitted)	$27,048	$22,401	$8,863	$1,084
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.14	.15
Net realized and unrealized gain (loss)	(2.63)	.18	4.52	(1.42)
Total from investment operations	(2.53)	.48	4.66	(1.27)
Distributions from net investment income	-	(.29)	(.13)	(.16)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.90)	(.41) D	(.30)
Net asset value, end of period	$9.47	$12.26	$12.68	$8.43
Total Return E	(20.94)%	3.37%	55.77%	(13.34)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.54%	.54%	.54% H
Expenses net of fee waivers, if any	.49% H	.54%	.54%	.54% H
Expenses net of all reductions	.49% H	.54%	.54%	.54% H
Net investment income (loss)	1.95% H	2.30%	1.25%	2.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,451	$1,305	$428	$235
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.32	.15	.16
Net realized and unrealized gain (loss)	(2.64)	.17	4.53	(1.42)
Total from investment operations	(2.53)	.49	4.68	(1.26)
Distributions from net investment income	-	(.29)	(.13)	(.17)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.90)	(.42)	(.30) D
Net asset value, end of period	$9.50	$12.29	$12.70	$8.44
Total Return E	(20.89)%	3.43%	55.86%	(13.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39% H	.44%	.44%	.44% H
Expenses net of all reductions	.39% H	.44%	.44%	.44% H
Net investment income (loss)	2.05% H	2.40%	1.35%	2.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$157	$172	$150	$96
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.33	.16	.17
Net realized and unrealized gain (loss)	(2.64)	.18	4.52	(1.42)
Total from investment operations	(2.53)	.51	4.68	(1.25)
Distributions from net investment income	-	(.30)	(.15)	(.17)
Distributions from net realized gain	(.26)	(.61)	(.29)	(.14)
Total distributions	(.26)	(.92) D	(.43) D	(.31)
Net asset value, end of period	$9.49	$12.28	$12.69	$8.44
Total Return E	(20.91)%	3.58%	55.98%	(13.16)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.34%	.34%	.34% H
Expenses net of fee waivers, if any	.29% H	.34%	.34%	.34% H
Expenses net of all reductions	.29% H	.34%	.34%	.34% H
Net investment income (loss)	2.16% H	2.50%	1.45%	2.24% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,282	$1,027	$267	$97
Portfolio turnover rate I	26% H	33%	38%	29% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.12	.47
Net realized and unrealized gain (loss)	(2.64)	(.24)
Total from investment operations	(2.52)	.23
Distributions from net investment income	-	(.31)
Distributions from net realized gain	(.26)	(.62)
Total distributions	(.26)	(.93)
Net asset value, end of period	$9.48	$12.26
Total Return D	(20.86)%	1.36%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G	.29% G
Expenses net of fee waivers, if any	.25% G	.29% G
Expenses net of all reductions	.25% G	.29% G
Net investment income (loss)	2.19% G	3.68% G
Supplemental Data
Net assets, end of period (000 omitted)	$6,759	$5,864
Portfolio turnover rate H	26% G	33%

A For the period April 6, 2021 (commencement of sale of shares) hrougho March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.   Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions and   losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$ 94,970,586	$377,792	$(12,589,907)	$(12,212,115)
Fidelity Freedom Blend 2005 Fund	24,909,052	145,823	(3,186,917)	(3,041,094)
Fidelity Freedom Blend 2010 Fund	91,028,463	756,773	(12,366,355)	(11,609,582)
Fidelity Freedom Blend 2015 Fund	247,257,381	2,990,277	(35,713,713)	(32,723,436)
Fidelity Freedom Blend 2020 Fund	747,239,423	11,979,311	(115,507,787)	(103,528,476)
Fidelity Freedom Blend 2025 Fund	1,488,603,705	23,102,782	(258,481,928)	(235,379,146)
Fidelity Freedom Blend 2030 Fund	1,717,961,506	26,919,992	(299,584,850)	(272,664,858)
Fidelity Freedom Blend 2035 Fund	1,740,957,562	29,564,645	(315,651,863)	(286,087,218)
Fidelity Freedom Blend 2040 Fund	1,561,249,066	28,914,233	(293,201,747)	(264,287,514)
Fidelity Freedom Blend 2045 Fund	1,362,594,668	25,017,801	(257,637,414)	(232,619,613)
Fidelity Freedom Blend 2050 Fund	1,167,983,389	21,357,735	(221,824,158)	(200,466,423)
Fidelity Freedom Blend 2055 Fund	704,428,491	12,103,356	(136,962,402)	(124,859,046)
Fidelity Freedom Blend 2060 Fund	293,197,709	4,232,016	(58,709,199)	(54,477,183)
Fidelity Freedom Blend 2065 Fund	54,753,138	293,248	(11,230,565)	(10,937,317)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to March 31, 2022. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Freedom Blend Income Fund	$ (147,501)	$ (-)
Fidelity Freedom Blend 2005 Fund	(14,259)	(-)
Fidelity Freedom Blend 2010 Fund	(36,981)	(-)
Fidelity Freedom Blend 2015 Fund	(148,710)	(-)
Fidelity Freedom Blend 2020 Fund	(521,001)	(-)
Fidelity Freedom Blend 2025 Fund	(1,311,110)	(-)
Fidelity Freedom Blend 2030 Fund	(1,056,097)	(-)
Fidelity Freedom Blend 2035 Fund	(1,487,343)	(-)
Fidelity Freedom Blend 2040 Fund	(1,217,562)	(305,269)
Fidelity Freedom Blend 2045 Fund	(1,092,871)	(272,623)
Fidelity Freedom Blend 2050 Fund	(893,211)	(-)
Fidelity Freedom Blend 2055 Fund	(566,429)	(141,814)
Fidelity Freedom Blend 2060 Fund	(189,925)	(60,040)
Fidelity Freedom Blend 2065 Fund	(-)	(1,856)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	$2,073	$19,487
Total Equity Risk	2,073	19,487
Interest Rate Risk
Futures Contracts	(5,557)	(91,468)
Total Interest Rate Risk	(5,557)	(91,468)
Totals	$(3,484)	$(71,981)
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	$(10,867)	$6,727
Total Equity Risk	(10,867)	6,727
Interest Rate Risk
Futures Contracts	(12,046)	(84,573)
Total Interest Rate Risk	(12,046)	(84,573)
Totals	$(22,913)	$(77,846)
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	$(53,545)	$73,120
Total Equity Risk	(53,545)	73,120
Interest Rate Risk
Futures Contracts	(32,124)	(244,076)
Total Interest Rate Risk	(32,124)	(244,076)
Totals	$(85,669)	$(170,956)
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	$(211,185)	$221,554
Total Equity Risk	(211,185)	221,554
Interest Rate Risk
Futures Contracts	(88,589)	(741,429)
Total Interest Rate Risk	(88,589)	(741,429)
Totals	$(299,774)	$ (519,875)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	$(499,582)	$512,747
Total Equity Risk	(499,582)	512,747
Interest Rate Risk
Futures Contracts	(183,936)	(1,439,897)
Total Interest Rate Risk	(183,936)	(1,439,897)
Totals	$(683,518)	$ (927,150)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	$(740,662)	$723,656
Total Equity Risk	(740,662)	723,656
Interest Rate Risk
Futures Contracts	(188,631)	(1,658,248)
Total Interest Rate Risk	(188,631)	(1,658,248)
Totals	$(929,293)	$(934,592)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	$(974,752)	$791,458
Total Equity Risk	(974,752)	791,458
Interest Rate Risk
Futures Contracts	(202,647)	(1,662,841)
Total Interest Rate Risk	(202,647)	(1,662,841)
Totals	$(1,177,399)	$(871,383)
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	$(927,352)	$833,362
Total Equity Risk	(927,352)	833,362
Interest Rate Risk
Futures Contracts	(191,169)	(1,486,483)
Total Interest Rate Risk	(191,169)	(1,486,483)
Totals	$(1,118,521)	$(653,121)
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	$(808,649)	$665,481
Total Equity Risk	(808,649)	665,481
Interest Rate Risk
Futures Contracts	(155,652)	(1,286,932)
Total Interest Rate Risk	(155,652)	(1,286,932)
Totals	$(964,301)	$(621,451)
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	$(712,474)	$575,774
Total Equity Risk	(712,474)	575,774
Interest Rate Risk
Futures Contracts	(131,214)	(1,096,982)
Total Interest Rate Risk	(131,214)	(1,096,982)
Totals	$(843,688)	$(521,208)
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	$(413,553)	$356,834
Total Equity Risk	(413,553)	356,834
Interest Rate Risk
Futures Contracts	(75,368)	(656,918)
Total Interest Rate Risk	(75,368)	(656,918)
Totals	$(488,921)	$(300,084)
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	$(182,649)	$163,844
Total Equity Risk	(182,649)	163,844
Interest Rate Risk
Futures Contracts	(31,328)	(263,204)
Total Interest Rate Risk	(31,328)	(263,204)
Totals	$(213,977)	$(99,360)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	24,339,768	19,985,701
Fidelity Freedom Blend 2005 Fund	6,375,420	6,666,968
Fidelity Freedom Blend 2010 Fund	20,980,488	18,207,762
Fidelity Freedom Blend 2015 Fund	42,872,194	41,893,711
Fidelity Freedom Blend 2020 Fund	131,570,985	163,427,881
Fidelity Freedom Blend 2025 Fund	269,577,534	229,477,129
Fidelity Freedom Blend 2030 Fund	352,184,934	214,257,016
Fidelity Freedom Blend 2035 Fund	342,587,574	149,883,171
Fidelity Freedom Blend 2040 Fund	299,378,577	119,374,523
Fidelity Freedom Blend 2045 Fund	255,620,520	88,311,602
Fidelity Freedom Blend 2050 Fund	230,705,723	68,467,473
Fidelity Freedom Blend 2055 Fund	153,573,653	40,631,986
Fidelity Freedom Blend 2060 Fund	79,272,071	15,546,124
Fidelity Freedom Blend 2065 Fund	22,735,223	5,237,516

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2005 Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.43%	.33%
Fidelity Freedom Blend 2020 Fund	.44%	.34%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.48%	.38%
Fidelity Freedom Blend 2040 Fund	.49%	.39%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2005 Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.23%	.20%
Fidelity Freedom Blend 2020 Fund	.24%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.28%	.24%
Fidelity Freedom Blend 2040 Fund	.29%	.25%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	- %	.25%	$3,152	$-
Class M	.25%	.25%	304	191
Class C	.75%	.25%	2,184	164
			$5,640	$355
Fidelity Freedom Blend 2005 Fund
Class A	- %	.25%	$479	$49
Class M	.25%	.25%	314	255
Class C	.75%	.25%	707	545
			$1,500	$849
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	$1,077	$134
Class M	.25%	.25%	822	198
Class C	.75%	.25%	1,291	526
			$3,190	$858
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	$905	$-
Class M	.25%	.25%	2,028	66
Class C	.75%	.25%	2,875	238
			$5,808	$304
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	$6,597	$547
Class M	.25%	.25%	3,568	-
Class C	.75%	.25%	5,481	1,705
			$15,646	$2,252
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	$9,743	$40
Class M	.25%	.25%	5,228	8
Class C	.75%	.25%	9,141	3,034
			$24,112	$3,082
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	$12,584	$258
Class M	.25%	.25%	6,386	-
Class C	.75%	.25%	14,017	3,649
			$32,987	$3,907
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	$9,055	$1,544
Class M	.25%	.25%	5,682	-
Class C	.75%	.25%	9,389	2,630
			$24,126	$4,174
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	$8,071	$35
Class M	.25%	.25%	3,286	-
Class C	.75%	.25%	10,889	4,208
			$22,246	$4,243
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	$5,489	$46
Class M	.25%	.25%	5,637	-
Class C	.75%	.25%	11,252	3,436
			$22,378	$3,482
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	$5,592	$132
Class M	.25%	.25%	2,268	2
Class C	.75%	.25%	7,540	2,964
			$15,400	$3,098
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	$3,500	$98
Class M	.25%	.25%	2,096	2
Class C	.75%	.25%	3,412	1,781
			$9,008	$1,881
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	$2,716	$136
Class M	.25%	.25%	1,510	74
Class C	.75%	.25%	3,383	1,469
			$7,609	$1,679
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	$1,271	$68
Class M	.25%	.25%	858	219
Class C	.75%	.25%	2,439	1,196
			$4,568	$1,483

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$759
Class M	51
Class C A	46
$856
Fidelity Freedom Blend 2005 Fund
Class A	$18
Class M	1
Class C A	4
$23
Fidelity Freedom Blend 2015 Fund
Class A	$66
Class M	36
Class C A	40
$142
Fidelity Freedom Blend 2020 Fund
Class A	$158
Class M	109
Class C A	32
$299
Fidelity Freedom Blend 2025 Fund
Class A	$1,091
Class M	146
Class C A	195
$1,432
Fidelity Freedom Blend 2030 Fund
Class A	$3,296
Class M	505
Class C A	196
$3,997
Fidelity Freedom Blend 2035 Fund
Class A	$2,742
Class M	1,132
Class C A	237
$4,111
Fidelity Freedom Blend 2040 Fund
Class A	$3,303
Class M	383
Class C A	255
$3,941
Fidelity Freedom Blend 2045 Fund
Class A	$3,192
Class M	450
Class C A	99
$3,741
Fidelity Freedom Blend 2050 Fund
Class A	$3,168
Class M	698
Class C A	232
$4,098
Fidelity Freedom Blend 2055 Fund
Class A	$2,932
Class M	536
Class C A	137
$3,605
Fidelity Freedom Blend 2060 Fund
Class A	$3,098
Class M	510
Class C A	175
$3,783
Fidelity Freedom Blend 2065 Fund
Class A	$1,863
Class M	233
Class C A	33
$2,129

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	1,713,756	47,259
Fidelity Freedom Blend 2005 Fund	450,152	13,955
Fidelity Freedom Blend 2010 Fund	1,376,737	37,364
Fidelity Freedom Blend 2015 Fund	3,222,853	92,740
Fidelity Freedom Blend 2020 Fund	8,363,160	232,171
Fidelity Freedom Blend 2025 Fund	12,326,016	334,712
Fidelity Freedom Blend 2030 Fund	10,623,299	208,876

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	7,123,121	204,953
Fidelity Freedom Blend 2005 Fund	1,807,311	82,916
Fidelity Freedom Blend 2010 Fund	5,275,327	275,911
Fidelity Freedom Blend 2015 Fund	14,768,487	847,314
Fidelity Freedom Blend 2020 Fund	39,240,243	2,086,632
Fidelity Freedom Blend 2025 Fund	59,280,958	2,290,887
Fidelity Freedom Blend 2030 Fund	48,538,753	1,662,007
Fidelity Freedom Blend 2035 Fund	13,241,355	494,572
Fidelity Freedom Blend 2040 Fund	12,708,507	549,749
Fidelity Freedom Blend 2045 Fund	12,943,681	575,227
Fidelity Freedom Blend 2050 Fund	10,776,444	466,196
Fidelity Freedom Blend 2055 Fund	6,045,813	227,195
Fidelity Freedom Blend 2060 Fund	2,238,361	68,094
Fidelity Freedom Blend 2065 Fund	284,085	5,925

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Blend Income Fund	$ 36
Fidelity Freedom Blend 2005 Fund	1
Fidelity Freedom Blend 2010 Fund	28
Fidelity Freedom Blend 2015 Fund	22
Fidelity Freedom Blend 2020 Fund	13
Fidelity Freedom Blend 2025 Fund	8
Fidelity Freedom Blend 2030 Fund	4
Fidelity Freedom Blend 2035 Fund	41
Fidelity Freedom Blend 2040 Fund	14
Fidelity Freedom Blend 2045 Fund	7
Fidelity Freedom Blend 2050 Fund	13
Fidelity Freedom Blend 2055 Fund	8
Fidelity Freedom Blend 2060 Fund	21

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$ 39,603	$76,412
Class M	1,927	6,205
Class C	5,683	21,630
Fidelity Freedom Blend Income Fund	87,089	239,649
Class K	16,416	29,144
Class K6	642,990	1,601,998
Class I	37,894	48,705
Class Z	18,848	71,232
Class Z6	285,091	457,958
Premier Class	409,690	753,412
Total	$ 1,545,231	$ 3,306,345
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$ 6,401	$ 17,065
Class M	2,124	9,884
Class C	2,110	11,364
Fidelity Freedom Blend 2005 Fund	29,510	90,893
Class K	6,817	20,719
Class K6	162,685	598,501
Class I	6,154	40,600
Class Z	2,619	8,700
Class Z6	39,230	83,920
Premier Class	167,302	-
Total	$ 424,952	$ 1,227,422
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$ 11,312	$ 43,409
Class M	5,737	19,053
Class C	4,441	15,290
Fidelity Freedom Blend 2010 Fund	87,771	320,345
Class K	112,282	476,794
Class K6	674,911	2,578,221
Class I	18,311	110,114
Class Z	2,132	11,714
Class Z6	101,001	174,675
Premier Class	564,140	1,502,411
Total	$ 1,582,038	$ 5,252,026
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$ 16,847	$ 45,834
Class M	17,453	42,974
Class C	12,796	55,979
Fidelity Freedom Blend 2015 Fund	275,996	875,190
Class K	154,423	446,502
Class K6	1,874,788	9,072,606
Class I	107,140	436,484
Class Z	2,709	8,751
Class Z6	652,291	1,217,602
Premier Class	2,385,422	5,369,490
Total	$ 5,499,865	$ 17,571,412
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$ 126,980	$ 343,598
Class M	35,492	96,522
Class C	26,503	78,103
Fidelity Freedom Blend 2020 Fund	1,395,335	3,296,533
Class K	515,783	2,152,977
Class K6	6,999,341	30,245,071
Class I	207,403	921,176
Class Z	17,381	62,797
Class Z6	1,273,634	2,405,226
Premier Class	8,506,225	19,930,712
Total	$19,104,077	$ 59,532,715
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$ 178,330	$ 404,040
Class M	49,350	143,031
Class C	37,679	92,899
Fidelity Freedom Blend 2025 Fund	2,090,125	4,210,203
Class K	771,928	2,711,347
Class K6	13,205,462	48,534,981
Class I	559,085	1,989,221
Class Z	48,651	212,564
Class Z6	2,873,288	5,778,512
Premier Class	13,741,854	31,656,303
Total	$ 33,555,752	$ 95,733,101
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$ 233,484	$ 586,739
Class M	61,378	189,177
Class C	74,024	197,106
Fidelity Freedom Blend 2030 Fund	2,086,458	4,385,902
Class K	1,041,181	2,873,814
Class K6	14,352,449	52,904,449
Class I	821,388	2,849,745
Class Z	113,992	367,357
Class Z6	2,453,494	4,557,776
Premier Class	16,497,074	38,112,383
Total	$ 37,734,922	$107,024,448
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$ 177,880	$ 357,375
Class M	66,883	82,367
Class C	52,581	131,999
Fidelity Freedom Blend 2035 Fund	2,997,003	5,343,842
Class K	822,683	2,748,378
Class K6	14,718,724	53,430,689
Class I	631,740	2,036,854
Class Z	32,724	116,232
Class Z6	3,221,198	6,005,398
Premier Class	19,523,305	44,235,811
Total	$ 42,244,721	$ 114,488,945
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$ 184,153	$ 409,884
Class M	40,302	76,330
Class C	65,320	134,945
Fidelity Freedom Blend 2040 Fund	3,509,274	5,716,409
Class K	691,664	2,345,285
Class K6	14,743,504	51,811,849
Class I	559,390	1,554,389
Class Z	102,011	307,930
Class Z6	2,428,167	4,246,529
Premier Class	19,554,013	44,439,336
Total	$ 41,877,798	$ 111,042,886
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$ 121,278	$ 242,403
Class M	74,289	161,064
Class C	70,175	166,826
Fidelity Freedom Blend 2045 Fund	1,892,909	3,451,438
Class K	637,298	2,249,951
Class K6	12,784,742	44,759,022
Class I	489,875	1,345,059
Class Z	76,023	258,147
Class Z6	2,160,895	3,705,795
Premier Class	18,018,701	40,610,782
Total	$ 36,326,185	$ 96,950,487
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$ 124,409	$ 285,597
Class M	27,727	69,109
Class C	44,279	98,454
Fidelity Freedom Blend 2050 Fund	1,905,768	3,455,859
Class K	407,762	1,330,121
Class K6	11,808,167	39,393,616
Class I	435,031	1,084,022
Class Z	59,483	179,580
Class Z6	1,602,568	2,767,644
Premier Class	13,689,981	31,228,798
Total	$ 30,105,175	$ 79,892,800
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$ 73,101	$ 160,223
Class M	23,808	62,566
Class C	19,135	39,444
Fidelity Freedom Blend 2055 Fund	1,131,872	1,914,513
Class K	235,613	792,143
Class K6	7,924,972	24,208,036
Class I	330,621	765,068
Class Z	45,194	132,003
Class Z6	1,001,684	1,750,158
Premier Class	6,428,226	14,241,252
Total	$ 17,214,226	$ 44,065,406
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$ 56,013	$ 133,173
Class M	16,200	39,479
Class C	18,271	42,557
Fidelity Freedom Blend 2060 Fund	381,051	825,176
Class K	85,340	293,216
Class K6	3,567,931	9,662,007
Class I	140,692	376,888
Class Z	15,116	38,902
Class Z6	330,432	576,640
Premier Class	1,722,086	3,696,273
Total	$ 6,333,132	$ 15,684,311
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$ 19,429	$ 51,161
Class M	7,490	25,230
Class C	10,848	26,538
Fidelity Freedom Blend 2065 Fund	78,744	214,302
Class K	8,556	31,781
Class K6	509,408	1,034,966
Class I	29,155	66,357
Class Z	3,517	11,690
Class Z6	25,674	53,845
Premier Class	136,100	293,496
Total	$ 828,921	$ 1,809,366

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Blend Income Fund
Class A
Shares sold	70,514	161,977	$ 682,664	$ 1,774,882
Reinvestment of distributions	4,049	6,990	39,602	76,412
Shares redeemed	(30,078)	(46,851)	(298,697)	(515,320)
Net increase (decrease)	44,485	122,116	$ 423,569	$ 1,335,974
Class M
Shares sold	1,072	1,360	$ 10,359	$ 14,965
Reinvestment of distributions	172	567	1,683	6,205
Shares redeemed	(1,960)	(6,418)	(19,147)	(70,685)
Net increase (decrease)	(716)	(4,491)	$ (7,105)	$ (49,515)
Class C
Shares sold	4,723	5,546	$ 45,890	$ 60,949
Reinvestment of distributions	589	1,993	5,683	21,630
Shares redeemed	(13,765)	(22,606)	(132,498)	(244,733)
Net increase (decrease)	(8,453)	(15,067)	$ (80,925)	$ (162,154)
Fidelity Freedom Blend Income Fund
Shares sold	41,505	168,412	$ 403,440	$ 1,859,202
Reinvestment of distributions	7,686	18,571	75,255	203,539
Shares redeemed	(98,454)	(212,558)	(948,751)	(2,328,646)
Net increase (decrease)	(49,263)	(25,575)	$ (470,056)	$ (265,905)
Class K
Shares sold	9,732	100,946	$ 94,934	$ 1,102,073
Reinvestment of distributions	1,675	2,659	16,416	29,144
Shares redeemed	(40,326)	(52,482)	(391,954)	(573,087)
Net increase (decrease)	(28,919)	51,123	$ (280,604)	$ 558,130
Class K6
Shares sold	928,500	2,387,707	$ 8,962,243	$ 26,144,839
Reinvestment of distributions	65,619	145,997	642,990	1,601,998
Shares redeemed	(730,573)	(3,768,833)	(7,126,744)	(41,740,068)
Net increase (decrease)	263,546	(1,235,129)	$ 2,478,489	$ (13,993,231)
Class I
Shares sold	13,493	202,021	$ 130,700	$ 2,163,601
Reinvestment of distributions	3,867	4,451	37,894	48,705
Shares redeemed	(29,381)	(33,599)	(293,710)	(362,258)
Net increase (decrease)	(12,021)	172,873	$ (125,116)	$ 1,850,048
Class Z
Shares sold	118	97,421	$ 1,152	$ 1,081,329
Reinvestment of distributions	1,760	4,149	17,232	45,477
Shares redeemed	(5,715)	(82,087)	(58,213)	(890,844)
Net increase (decrease)	(3,837)	19,483	$ (39,829)	$ 235,962
Class Z6
Shares sold	277,130	1,807,217	$ 2,709,893	$ 19,960,600
Reinvestment of distributions	29,078	41,873	285,091	457,958
Shares redeemed	(58,893)	(324,501)	(581,007)	(3,509,523)
Net increase (decrease)	247,315	1,524,589	$ 2,413,977	$ 16,909,035
Premier Class
Shares sold	271,564	2,690,144	$ 2,634,304	$ 30,030,288
Reinvestment of distributions	41,823	68,932	409,690	753,412
Shares redeemed	(264,152)	(501,159)	(2,547,169)	(5,439,025)
Net increase (decrease)	49,235	2,257,917	$ 496,825	$ 25,344,675
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	3,353	38,165	$ 32,094	$ 428,940
Reinvestment of distributions	656	1,554	6,400	17,065
Shares redeemed	(5,076)	(33,224)	(47,977)	(372,472)
Net increase (decrease)	(1,067)	6,495	$ (9,483)	$ 73,533
Class M
Shares sold	42	10,241	$ 410	$ 115,367
Reinvestment of distributions	218	902	2,124	9,884
Shares redeemed	-	(11,833)	-	(127,720)
Net increase (decrease)	260	(690)	$ 2,534	$ (2,469)
Class C
Shares sold	1,031	3,243	$ 9,970	$ 35,849
Reinvestment of distributions	218	1,040	2,110	11,364
Shares redeemed	(14,027)	(7,131)	(141,648)	(77,521)
Net increase (decrease)	(12,778)	(2,848)	$ (129,568)	$ (30,308)
Fidelity Freedom Blend 2005 Fund
Shares sold	2,073	24,698	$ 20,441	$ 275,660
Reinvestment of distributions	3,016	8,097	29,470	89,062
Shares redeemed	(10,273)	(48,726)	(101,036)	(538,407)
Net increase (decrease)	(5,184)	(15,931)	$ (51,125)	$ (173,685)
Class K
Shares sold	490	4,255	$ 4,802	$ 46,808
Reinvestment of distributions	698	1,884	6,817	20,719
Shares redeemed	(1,974)	(8,160)	(20,234)	(89,867)
Net increase (decrease)	(786)	(2,021)	$ (8,615)	$ (22,340)
Class K6
Shares sold	146,228	516,395	$ 1,432,056	$ 5,672,447
Reinvestment of distributions	16,617	54,223	162,685	598,501
Shares redeemed	(274,921)	(1,391,954)	(2,679,979)	(15,541,992)
Net increase (decrease)	(112,076)	(821,336)	$ (1,085,238)	$ (9,271,044)
Class I
Shares sold	2,615	51,260	$ 25,431	$ 579,108
Reinvestment of distributions	630	3,704	6,154	40,600
Shares redeemed	(25,495)	(75,088)	(254,254)	(815,935)
Net increase (decrease)	(22,250)	(20,124)	$ (222,669)	$ (196,227)
Class Z
Reinvestment of distributions	191	511	1,869	5,631
Shares redeemed	(3,209)	(2,510)	(30,843)	(26,676)
Net increase (decrease)	(3,018)	(1,999)	$ (28,974)	$ (21,045)
Class Z6
Shares sold	68,712	278,609	$ 674,627	$ 3,077,787
Reinvestment of distributions	4,011	7,661	39,230	83,920
Shares redeemed	(35,645)	(83,849)	(349,091)	(901,721)
Net increase (decrease)	37,078	202,421	$ 364,766	$ 2,259,986
Premier Class
Shares sold	165,458	1,032,875	$ 1,553,605	$ 11,665,240
Reinvestment of distributions	17,124	31,604	167,302	345,776
Shares redeemed	(78,082)	(141,036)	(760,791)	(1,578,440)
Net increase (decrease)	104,500	923,443	$ 960,116	$ 10,432,576
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	61,104	13,788	$ 577,583	$ 155,652
Reinvestment of distributions	1,161	3,899	11,312	43,409
Shares redeemed	(7,465)	(34,885)	(72,944)	(394,234)
Net increase (decrease)	54,800	(17,198)	$ 515,951	$ (195,173)
Class M
Shares sold	-	5,102	$ -	$ 54,922
Reinvestment of distributions	589	1,710	5,737	19,053
Shares redeemed	(2,374)	(6,527)	(23,074)	(73,358)
Net increase (decrease)	(1,785)	285	$ (17,337)	$ 617
Class C
Shares sold	566	7,319	$ 5,325	$ 83,015
Reinvestment of distributions	461	1,384	4,441	15,290
Shares redeemed	(2,901)	(2,562)	(28,061)	(27,849)
Net increase (decrease)	(1,874)	6,141	$ (18,295)	$ 70,456
Fidelity Freedom Blend 2010 Fund
Shares sold	27,653	253,553	$ 267,577	$ 2,833,504
Reinvestment of distributions	8,540	27,939	83,261	310,930
Shares redeemed	(39,972)	(174,895)	(389,753)	(1,938,677)
Net increase (decrease)	(3,779)	106,597	$ (38,915)	$ 1,205,757
Class K
Shares sold	5,414	254,745	$ 52,781	$ 2,807,763
Reinvestment of distributions	11,492	42,724	112,282	476,794
Shares redeemed	(63,793)	(336,610)	(617,064)	(3,580,850)
Net increase (decrease)	(46,887)	(39,141)	$ (452,001)	$ (296,293)
Class K6
Shares sold	849,117	1,602,133	$ 8,428,666	$ 18,119,622
Reinvestment of distributions	68,939	229,885	674,911	2,578,221
Shares redeemed	(823,939)	(4,227,342)	(8,076,098)	(48,522,576)
Net increase (decrease)	94,117	(2,395,324)	$ 1,027,479	$ (27,824,733)
Class I
Shares sold	23,583	135,877	$ 224,746	$ 1,564,053
Reinvestment of distributions	1,876	9,905	18,311	110,114
Shares redeemed	(38,247)	(117,427)	(370,910)	(1,271,475)
Net increase (decrease)	(12,788)	28,355	$ (127,853)	$ 402,692
Class Z
Reinvestment of distributions	173	621	1,695	6,946
Shares redeemed	(1,580)	(8,966)	(16,325)	(100,546)
Net increase (decrease)	(1,407)	(8,345)	$ (14,630)	$ (93,600)
Class Z6
Shares sold	143,501	524,202	$ 1,394,850	$ 5,806,859
Reinvestment of distributions	10,327	15,704	101,001	174,675
Shares redeemed	(145,723)	(59,458)	(1,434,419)	(671,595)
Net increase (decrease)	8,105	480,448	$ 61,432	$ 5,309,939
Premier Class
Shares sold	433,043	3,611,516	$ 4,027,880	$ 41,480,655
Reinvestment of distributions	57,683	135,471	564,140	1,502,411
Shares redeemed	(240,292)	(650,178)	(2,306,999)	(7,191,166)
Net increase (decrease)	250,434	3,096,809	$ 2,285,021	$ 35,791,900
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	21,860	19,952	$ 215,046	$ 227,989
Reinvestment of distributions	1,737	4,060	16,847	45,834
Shares redeemed	(13,382)	(13,084)	(130,522)	(146,463)
Net increase (decrease)	10,215	10,928	$ 101,371	$ 127,360
Class M
Shares sold	64,417	31,766	$ 620,260	$ 365,848
Reinvestment of distributions	1,801	3,805	17,453	42,974
Shares redeemed	(622)	(37,736)	(6,130)	(433,430)
Net increase (decrease)	65,596	(2,165)	$ 631,583	$ (24,608)
Class C
Shares sold	4,781	26,631	$ 45,141	$ 303,973
Reinvestment of distributions	1,334	4,998	12,796	55,979
Shares redeemed	(799)	(41,644)	(7,531)	(450,083)
Net increase (decrease)	5,316	(10,015)	$ 50,406	$ (90,131)
Fidelity Freedom Blend 2015 Fund
Shares sold	419,275	754,335	$ 4,188,614	$ 8,639,968
Reinvestment of distributions	24,704	65,672	240,128	742,985
Shares redeemed	(289,037)	(634,459)	(2,856,006)	(7,283,463)
Net increase (decrease)	154,942	185,548	$ 1,572,736	$ 2,099,490
Class K
Shares sold	17,286	467,945	$ 167,971	$ 5,267,714
Reinvestment of distributions	15,855	39,439	154,423	446,502
Shares redeemed	(93,481)	(278,294)	(918,927)	(3,082,586)
Net increase (decrease)	(60,340)	229,090	$ (596,533)	$ 2,631,630
Class K6
Shares sold	1,192,323	2,864,313	$ 11,595,413	$ 32,756,440
Reinvestment of distributions	191,892	795,878	1,874,788	9,072,606
Shares redeemed	(1,309,264)	(13,907,240)	(12,831,383)	(161,913,308)
Net increase (decrease)	74,951	(10,247,049)	$ 638,818	$ (120,084,262)
Class I
Shares sold	3,484	299,109	$ 34,601	$ 3,501,615
Reinvestment of distributions	11,023	38,618	107,140	436,484
Shares redeemed	(5,935)	(341,658)	(57,759)	(3,821,195)
Net increase (decrease)	8,572	(3,931)	$ 83,982	$ 116,904
Class Z
Reinvestment of distributions	278	771	2,709	8,751
Net increase (decrease)	278	771	$ 2,709	$ 8,751
Class Z6
Shares sold	692,764	3,004,837	$ 6,667,845	$ 34,271,340
Reinvestment of distributions	66,970	108,064	652,291	1,217,602
Shares redeemed	(292,685)	(495,249)	(2,829,621)	(5,612,189)
Net increase (decrease)	467,049	2,617,652	$ 4,490,515	$ 29,876,753
Premier Class
Shares sold	525,505	11,518,003	$ 5,059,853	$ 134,557,869
Reinvestment of distributions	244,910	476,437	2,385,422	5,369,490
Shares redeemed	(1,154,731)	(1,635,532)	(11,261,083)	(18,648,350)
Net increase (decrease)	(384,316)	10,358,908	$ (3,815,808)	$ 121,279,009
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	83,409	336,145	$ 801,993	$ 3,907,341
Reinvestment of distributions	12,931	29,658	126,980	343,598
Shares redeemed	(41,464)	(116,321)	(419,357)	(1,347,347)
Net increase (decrease)	54,876	249,482	$ 509,616	$ 2,903,592
Class M
Shares sold	15,612	18,537	$ 161,140	$ 219,586
Reinvestment of distributions	3,622	8,323	35,492	96,522
Shares redeemed	(4,328)	(18,281)	(40,621)	(217,273)
Net increase (decrease)	14,906	8,579	$ 156,011	$ 98,835
Class C
Shares sold	14,995	53,193	$ 143,821	$ 615,300
Reinvestment of distributions	2,724	6,767	26,503	78,103
Shares redeemed	(20,715)	(26,861)	(214,505)	(309,497)
Net increase (decrease)	(2,996)	33,099	$ (44,181)	$ 383,906
Fidelity Freedom Blend 2020 Fund
Shares sold	1,256,476	4,846,010	$ 12,541,052	$ 56,386,253
Reinvestment of distributions	101,994	243,681	1,002,602	2,830,996
Shares redeemed	(1,427,901)	(2,442,289)	(14,164,023)	(28,333,515)
Net increase (decrease)	(69,431)	2,647,402	$ (620,369)	$ 30,883,734
Class K
Shares sold	83,767	1,033,748	$ 820,646	$ 11,997,159
Reinvestment of distributions	52,258	184,793	515,783	2,152,977
Shares redeemed	(571,170)	(1,365,484)	(5,624,308)	(15,310,946)
Net increase (decrease)	(435,145)	(146,943)	$ (4,287,879)	$ (1,160,810)
Class K6
Shares sold	3,635,881	11,360,898	$ 36,001,099	$ 133,905,411
Reinvestment of distributions	707,004	2,578,061	6,999,341	30,245,071
Shares redeemed	(6,126,646)	(45,467,817)	(60,274,792)	(545,628,683)
Net increase (decrease)	(1,783,761)	(31,528,858)	$ (17,274,352)	$(381,478,201)
Class I
Shares sold	111,080	782,766	$ 1,100,748	$ 9,345,267
Reinvestment of distributions	21,056	79,307	207,403	921,176
Shares redeemed	(138,795)	(762,108)	(1,361,372)	(8,482,293)
Net increase (decrease)	(6,659)	99,965	$ (53,221)	$ 1,784,150
Class Z
Shares sold	3,374	70,296	$ 33,257	$ 842,689
Reinvestment of distributions	1,724	5,287	17,036	61,753
Shares redeemed	(78)	(21,373)	(796)	(246,532)
Net increase (decrease)	5,020	54,210	$ 49,497	$ 657,910
Class Z6
Shares sold	2,705,052	5,037,752	$ 26,504,280	$ 59,147,728
Reinvestment of distributions	128,910	207,173	1,273,634	2,405,226
Shares redeemed	(1,315,398)	(759,727)	(12,910,937)	(8,760,872)
Net increase (decrease)	1,518,564	4,485,198	$ 14,866,977	$ 52,792,082
Premier Class
Shares sold	2,174,627	38,635,335	$ 20,953,302	$ 465,089,238
Reinvestment of distributions	860,954	1,716,681	8,506,225	19,930,712
Shares redeemed	(4,665,288)	(7,061,671)	(46,035,861)	(82,258,577)
Net increase (decrease)	(1,629,707)	33,290,345	$ (16,576,334)	$ 402,761,373
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	359,905	455,256	$ 3,486,193	$ 5,377,768
Reinvestment of distributions	17,923	34,237	178,330	404,040
Shares redeemed	(170,532)	(119,925)	(1,649,799)	(1,435,521)
Net increase (decrease)	207,296	369,568	$ 2,014,724	$ 4,346,287
Class M
Shares sold	17,110	95,055	$ 175,780	$ 1,122,180
Reinvestment of distributions	4,935	12,048	49,350	143,031
Shares redeemed	(13,219)	(60,731)	(134,688)	(687,811)
Net increase (decrease)	8,826	46,372	$ 90,442	$ 577,400
Class C
Shares sold	53,755	50,116	$ 531,126	$ 591,009
Reinvestment of distributions	3,821	7,916	37,679	92,899
Shares redeemed	(9,962)	(12,628)	(97,532)	(149,176)
Net increase (decrease)	47,614	45,404	$ 471,273	$ 534,732
Fidelity Freedom Blend 2025 Fund
Shares sold	2,720,836	7,152,455	$ 27,346,112	$ 84,189,925
Reinvestment of distributions	145,970	314,897	1,453,858	3,719,575
Shares redeemed	(2,032,543)	(2,742,034)	(20,023,407)	(32,304,006)
Net increase (decrease)	834,263	4,725,318	$ 8,776,563	$ 55,605,494
Class K
Shares sold	237,136	2,040,200	$ 2,340,711	$ 24,153,642
Reinvestment of distributions	77,270	228,853	771,928	2,711,347
Shares redeemed	(632,654)	(1,712,303)	(6,254,026)	(19,415,129)
Net increase (decrease)	(318,248)	556,750	$ (3,141,387)	$ 7,449,860
Class K6
Shares sold	9,609,480	24,996,139	$ 95,447,247	$ 299,281,410
Reinvestment of distributions	1,317,910	4,074,718	13,205,462	48,534,981
Shares redeemed	(9,809,503)	(66,157,169)	(97,835,805)	(806,217,945)
Net increase (decrease)	1,117,887	(37,086,312)	$ 10,816,904	$ (458,401,554)
Class I
Shares sold	231,579	1,204,090	$ 2,274,561	$ 14,346,238
Reinvestment of distributions	56,077	168,161	559,085	1,989,221
Shares redeemed	(327,641)	(1,081,025)	(3,298,230)	(12,346,462)
Net increase (decrease)	(39,985)	291,226	$ (464,584)	$ 3,988,997
Class Z
Shares sold	6,729	276,655	$ 66,810	$ 3,350,254
Reinvestment of distributions	4,667	17,520	46,666	207,866
Shares redeemed	(3,127)	(104,733)	(30,845)	(1,160,450)
Net increase (decrease)	8,269	189,442	$ 82,631	$ 2,397,670
Class Z6
Shares sold	4,783,908	11,794,618	$ 47,276,343	$ 140,946,329
Reinvestment of distributions	287,329	489,031	2,873,288	5,778,085
Shares redeemed	(1,709,300)	(1,716,005)	(16,974,655)	(20,179,032)
Net increase (decrease)	3,361,937	10,567,644	$ 33,174,976	$ 126,545,382
Premier Class
Shares sold	4,114,183	58,538,987	$ 40,509,241	$ 714,749,395
Reinvestment of distributions	1,374,185	2,678,196	13,741,854	31,656,303
Shares redeemed	(5,322,917)	(6,032,894)	(53,089,922)	(71,220,974)
Net increase (decrease)	165,451	55,184,289	$ 1,161,173	$ 675,184,724
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	290,559	539,436	$ 2,877,514	$ 6,445,962
Reinvestment of distributions	23,419	49,336	233,484	586,739
Shares redeemed	(33,591)	(175,748)	(341,362)	(2,061,120)
Net increase (decrease)	280,387	413,024	$ 2,769,636	$ 4,971,581
Class M
Shares sold	16,281	93,264	$ 159,504	$ 1,135,100
Reinvestment of distributions	6,162	15,899	61,378	189,177
Shares redeemed	(9,279)	(59,755)	(85,247)	(693,001)
Net increase (decrease)	13,164	49,408	$ 135,635	$ 631,276
Class C
Shares sold	62,726	55,614	$ 617,061	$ 660,587
Reinvestment of distributions	7,492	16,668	74,024	197,106
Shares redeemed	(103,168)	(35,155)	(1,017,088)	(417,415)
Net increase (decrease)	(32,950)	37,127	$ (326,003)	$ 440,278
Fidelity Freedom Blend 2030 Fund
Shares sold	2,293,670	6,707,920	$ 22,967,772	$ 80,502,523
Reinvestment of distributions	163,668	309,675	1,636,681	3,691,501
Shares redeemed	(930,627)	(1,547,851)	(9,296,345)	(18,253,263)
Net increase (decrease)	1,526,711	5,469,744	$ 15,308,108	$ 65,940,761
Class K
Shares sold	180,999	2,450,817	$ 1,823,216	$ 29,315,330
Reinvestment of distributions	103,807	240,369	1,041,181	2,873,814
Shares redeemed	(861,393)	(994,320)	(8,606,174)	(11,579,264)
Net increase (decrease)	(576,587)	1,696,866	$ (5,741,777)	$ 20,609,880
Class K6
Shares sold	11,427,795	25,620,708	$ 114,604,131	$ 309,454,433
Reinvestment of distributions	1,426,685	4,400,462	14,352,449	52,904,449
Shares redeemed	(10,297,452)	(69,193,187)	(102,998,760)	(852,332,956)
Net increase (decrease)	2,557,028	(39,172,017)	$ 25,957,820	$ (489,974,074)
Class I
Shares sold	637,729	1,864,211	$ 6,229,788	$ 22,558,570
Reinvestment of distributions	82,057	238,771	821,388	2,849,745
Shares redeemed	(226,005)	(1,400,971)	(2,292,893)	(16,065,342)
Net increase (decrease)	493,781	702,011	$ 4,758,283	$ 9,342,973
Class Z
Shares sold	25,617	432,452	$ 254,086	$ 5,277,510
Reinvestment of distributions	11,354	30,676	113,992	367,357
Shares redeemed	(7,239)	(31,790)	(77,179)	(379,603)
Net increase (decrease)	29,732	431,338	$ 290,899	$ 5,265,264
Class Z6
Shares sold	7,570,931	9,462,006	$ 74,547,839	$ 113,610,084
Reinvestment of distributions	244,372	381,876	2,453,494	4,557,776
Shares redeemed	(1,377,585)	(995,161)	(13,680,092)	(11,796,425)
Net increase (decrease)	6,437,718	8,848,721	$ 63,321,241	$ 106,371,435
Premier Class
Shares sold	5,873,555	64,266,025	$ 57,068,729	$ 793,161,595
Reinvestment of distributions	1,643,135	3,194,665	16,497,074	38,112,383
Shares redeemed	(2,890,482)	(3,605,184)	(28,687,772)	(43,066,839)
Net increase (decrease)	4,626,208	63,855,506	$ 44,878,031	$ 788,207,139
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	500,203	370,791	$ 4,972,762	$ 4,590,370
Reinvestment of distributions	17,560	29,171	177,879	357,375
Shares redeemed	(51,160)	(31,682)	(502,880)	(386,370)
Net increase (decrease)	466,603	368,280	$ 4,647,761	$ 4,561,375
Class M
Shares sold	88,796	112,257	$ 917,895	$ 1,376,608
Reinvestment of distributions	6,629	6,733	66,883	82,367
Shares redeemed	(8,710)	(24,837)	(85,265)	(300,028)
Net increase (decrease)	86,715	94,153	$ 899,513	$ 1,158,947
Class C
Shares sold	32,352	69,278	$ 318,992	$ 850,163
Reinvestment of distributions	5,253	10,854	52,581	131,999
Shares redeemed	(11,985)	(20,767)	(117,221)	(251,653)
Net increase (decrease)	25,620	59,365	$ 254,352	$ 730,509
Fidelity Freedom Blend 2035 Fund
Shares sold	3,136,244	7,416,876	$ 32,101,056	$ 90,998,803
Reinvestment of distributions	228,649	366,944	2,323,073	4,505,467
Shares redeemed	(1,096,528)	(1,333,594)	(11,090,697)	(16,099,525)
Net increase (decrease)	2,268,365	6,450,226	$ 23,333,432	$ 79,404,745
Class K
Shares sold	164,248	2,030,920	$ 1,658,915	$ 25,019,545
Reinvestment of distributions	80,814	223,281	822,683	2,748,378
Shares redeemed	(805,601)	(1,164,314)	(8,352,338)	(13,585,040)
Net increase (decrease)	(560,539)	1,089,887	$ (5,870,740)	$ 14,182,883
Class K6
Shares sold	10,040,963	23,342,154	$ 100,862,165	$ 289,789,543
Reinvestment of distributions	1,438,780	4,313,106	14,718,724	53,430,689
Shares redeemed	(6,080,950)	(66,982,963)	(61,575,989)	(850,173,541)
Net increase (decrease)	5,398,793	(39,327,703)	$ 54,004,900	$ (506,953,309)
Class I
Shares sold	943,113	1,283,900	$ 9,237,436	$ 16,025,782
Reinvestment of distributions	62,179	165,740	631,740	2,036,854
Shares redeemed	(154,410)	(745,148)	(1,551,181)	(8,585,500)
Net increase (decrease)	850,882	704,492	$ 8,317,995	$ 9,477,136
Class Z
Shares sold	10,975	122,110	$ 109,830	$ 1,535,601
Reinvestment of distributions	3,194	9,426	32,549	116,232
Shares redeemed	(8,562)	(50,207)	(84,236)	(618,373)
Net increase (decrease)	5,607	81,329	$ 58,143	$ 1,033,460
Class Z6
Shares sold	8,334,116	10,729,886	$ 82,858,407	$ 133,013,906
Reinvestment of distributions	316,114	488,500	3,221,198	6,005,398
Shares redeemed	(1,704,420)	(1,115,397)	(17,011,781)	(13,674,692)
Net increase (decrease)	6,945,810	10,102,989	$ 69,067,824	$ 125,344,612
Premier Class
Shares sold	5,784,524	64,365,727	$ 57,350,731	$ 818,621,685
Reinvestment of distributions	1,912,175	3,596,405	19,523,305	44,235,811
Shares redeemed	(2,136,642)	(2,761,230)	(21,646,447)	(33,991,636)
Net increase (decrease)	5,560,057	65,200,902	$ 55,227,589	$ 828,865,860
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	314,532	293,262	$ 3,157,822	$ 3,682,503
Reinvestment of distributions	18,036	32,825	184,148	409,884
Shares redeemed	(50,626)	(49,051)	(503,445)	(600,196)
Net increase (decrease)	281,942	277,036	$ 2,838,525	$ 3,492,191
Class M
Shares sold	18,234	55,113	$ 188,138	$ 685,630
Reinvestment of distributions	3,947	6,107	40,302	76,330
Shares redeemed	(2,928)	(12,125)	(30,919)	(155,366)
Net increase (decrease)	19,253	49,095	$ 197,521	$ 606,594
Class C
Shares sold	51,151	77,880	$ 503,261	$ 941,868
Reinvestment of distributions	6,467	10,891	65,320	134,945
Shares redeemed	(12,409)	(16,298)	(122,265)	(199,794)
Net increase (decrease)	45,209	72,473	$ 446,316	$ 877,019
Fidelity Freedom Blend 2040 Fund
Shares sold	2,834,804	8,262,300	$ 29,217,767	$ 103,132,010
Reinvestment of distributions	260,558	384,455	2,670,722	4,812,837
Shares redeemed	(1,000,297)	(1,331,905)	(10,156,787)	(16,295,166)
Net increase (decrease)	2,095,065	7,314,850	$ 21,731,702	$ 91,649,681
Class K
Shares sold	173,542	1,542,523	$ 1,751,850	$ 19,432,806
Reinvestment of distributions	67,217	186,724	691,664	2,345,285
Shares redeemed	(654,806)	(964,563)	(6,757,304)	(11,487,604)
Net increase (decrease)	(414,047)	764,684	$ (4,313,790)	$ 10,290,487
Class K6
Shares sold	8,626,510	20,148,630	$ 88,946,370	$ 254,929,815
Reinvestment of distributions	1,427,251	4,098,496	14,743,504	51,811,849
Shares redeemed	(5,020,412)	(59,800,552)	(51,209,965)	(776,122,846)
Net increase (decrease)	5,033,349	(35,553,426)	$ 52,479,909	$ (469,381,182)
Class I
Shares sold	1,191,318	966,897	$ 11,712,403	$ 12,194,312
Reinvestment of distributions	54,521	124,016	559,390	1,554,389
Shares redeemed	(165,980)	(364,040)	(1,646,145)	(4,383,936)
Net increase (decrease)	1,079,859	726,873	$ 10,625,648	$ 9,364,765
Class Z
Shares sold	15,718	308,671	$ 157,821	$ 3,958,175
Reinvestment of distributions	9,904	24,450	102,011	307,930
Shares redeemed	(3,830)	(35,602)	(38,816)	(469,054)
Net increase (decrease)	21,792	297,519	$ 221,016	$ 3,797,051
Class Z6
Shares sold	7,216,510	7,163,744	$ 72,009,600	$ 90,911,815
Reinvestment of distributions	235,744	338,280	2,428,167	4,246,529
Shares redeemed	(1,164,455)	(587,640)	(12,025,888)	(7,397,919)
Net increase (decrease)	6,287,799	6,914,384	$ 62,411,879	$ 87,760,425
Premier Class
Shares sold	5,405,961	57,474,801	$ 53,913,719	$ 746,408,626
Reinvestment of distributions	1,896,606	3,540,980	19,554,013	44,439,336
Shares redeemed	(2,069,045)	(2,277,338)	(21,090,543)	(28,550,871)
Net increase (decrease)	5,233,522	58,738,443	$ 52,377,189	$ 762,297,091
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	356,276	193,830	$ 3,599,436	$ 2,388,013
Reinvestment of distributions	11,867	19,354	121,277	242,141
Shares redeemed	(83,341)	(48,488)	(886,984)	(586,124)
Net increase (decrease)	284,802	164,696	$ 2,833,729	$ 2,044,030
Class M
Shares sold	21,815	68,730	$ 219,544	$ 814,693
Reinvestment of distributions	7,290	12,895	74,289	161,064
Shares redeemed	(24,488)	(8,406)	(234,276)	(107,108)
Net increase (decrease)	4,617	73,219	$ 59,557	$ 868,649
Class C
Shares sold	34,934	108,962	$ 343,829	$ 1,357,431
Reinvestment of distributions	6,955	13,467	70,175	166,826
Shares redeemed	(8,014)	(10,194)	(77,450)	(127,022)
Net increase (decrease)	33,875	112,235	$ 336,554	$ 1,397,235
Fidelity Freedom Blend 2045 Fund
Shares sold	1,636,112	3,836,115	$ 16,814,368	$ 47,928,221
Reinvestment of distributions	134,562	233,735	1,379,259	2,929,450
Shares redeemed	(390,935)	(549,935)	(4,113,241)	(6,850,210)
Net increase (decrease)	1,379,739	3,519,915	$ 14,080,386	$ 44,007,461
Class K
Shares sold	132,899	1,168,763	$ 1,346,490	$ 14,774,956
Reinvestment of distributions	62,054	179,227	637,298	2,249,951
Shares redeemed	(543,768)	(919,032)	(5,563,354)	(11,124,163)
Net increase (decrease)	(348,815)	428,958	$ (3,579,566)	$ 5,900,744
Class K6
Shares sold	7,601,811	20,630,494	$ 77,028,042	$ 261,186,677
Reinvestment of distributions	1,238,832	3,540,784	12,784,742	44,759,022
Shares redeemed	(3,554,108)	(53,433,644)	(36,534,470)	(693,523,790)
Net increase (decrease)	5,286,535	(29,262,366)	$ 53,278,314	$ (387,578,091)
Class I
Shares sold	1,683,773	792,970	$ 16,534,793	$ 9,960,414
Reinvestment of distributions	47,793	107,334	489,875	1,345,059
Shares redeemed	(158,077)	(283,596)	(1,608,284)	(3,319,204)
Net increase (decrease)	1,573,489	616,708	$ 15,416,384	$ 7,986,269
Class Z
Shares sold	14,699	240,109	$ 148,921	$ 3,080,342
Reinvestment of distributions	7,388	17,851	76,023	224,583
Shares redeemed	(21,787)	(47,383)	(229,295)	(596,842)
Net increase (decrease)	300	210,577	$ (4,351)	$ 2,708,083
Class Z6
Shares sold	5,910,412	6,104,951	$ 58,920,224	$ 77,099,074
Reinvestment of distributions	209,999	295,644	2,160,895	3,705,795
Shares redeemed	(1,008,241)	(522,107)	(10,323,361)	(6,513,360)
Net increase (decrease)	5,112,170	5,878,488	$ 50,757,758	$ 74,291,509
Premier Class
Shares sold	5,201,331	52,241,478	$ 51,928,699	$ 678,303,767
Reinvestment of distributions	1,749,388	3,235,917	18,018,701	40,610,782
Shares redeemed	(1,897,197)	(2,081,387)	(19,420,700)	(26,313,857)
Net increase (decrease)	5,053,522	53,396,008	$ 50,526,700	$ 692,600,692
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	245,189	201,509	$ 2,408,269	$ 2,507,177
Reinvestment of distributions	12,173	22,848	124,408	285,597
Shares redeemed	(27,934)	(27,346)	(277,756)	(343,364)
Net increase (decrease)	229,428	197,011	$ 2,254,921	$ 2,449,410
Class M
Shares sold	19,261	36,989	$ 194,000	$ 458,455
Reinvestment of distributions	2,721	5,540	27,727	69,109
Shares redeemed	(8,529)	(15,559)	(83,355)	(192,005)
Net increase (decrease)	13,453	26,970	$ 138,372	$ 335,559
Class C
Shares sold	47,942	53,161	$ 479,916	$ 654,039
Reinvestment of distributions	4,393	7,960	44,279	98,454
Shares redeemed	(12,289)	(7,722)	(126,541)	(97,279)
Net increase (decrease)	40,046	53,399	$ 397,654	$ 655,214
Fidelity Freedom Blend 2050 Fund
Shares sold	1,884,263	3,433,619	$ 19,620,820	$ 42,533,161
Reinvestment of distributions	144,084	251,632	1,475,425	3,148,560
Shares redeemed	(431,941)	(676,126)	(4,418,642)	(8,471,868)
Net increase (decrease)	1,596,406	3,009,125	$ 16,677,603	$ 37,209,853
Class K
Shares sold	108,149	894,405	$ 1,098,132	$ 11,268,353
Reinvestment of distributions	39,704	106,142	407,762	1,330,121
Shares redeemed	(412,161)	(577,942)	(4,188,513)	(7,061,457)
Net increase (decrease)	(264,308)	422,605	$ (2,682,619)	$ 5,537,017
Class K6
Shares sold	7,188,379	18,632,564	$ 73,216,775	$ 235,722,331
Reinvestment of distributions	1,145,312	3,125,106	11,808,167	39,393,616
Shares redeemed	(2,927,938)	(41,579,061)	(29,902,235)	(538,454,634)
Net increase (decrease)	5,405,753	(19,821,391)	$ 55,122,707	$ (263,338,687)
Class I
Shares sold	2,174,724	842,519	$ 21,280,276	$ 10,524,407
Reinvestment of distributions	42,442	86,637	435,031	1,084,022
Shares redeemed	(68,884)	(185,597)	(684,913)	(2,260,384)
Net increase (decrease)	2,148,282	743,559	$ 21,030,394	$ 9,348,045
Class Z
Shares sold	13,665	190,964	$ 138,273	$ 2,445,973
Reinvestment of distributions	5,781	14,285	59,483	179,580
Shares redeemed	(23,446)	(33,358)	(241,534)	(429,829)
Net increase (decrease)	(4,000)	171,891	$ (43,778)	$ 2,195,724
Class Z6
Shares sold	4,046,716	4,680,585	$ 40,304,487	$ 58,837,220
Reinvestment of distributions	155,892	220,942	1,602,568	2,767,644
Shares redeemed	(790,155)	(445,498)	(8,089,510)	(5,462,053)
Net increase (decrease)	3,412,453	4,456,029	$ 33,817,545	$ 56,142,811
Premier Class
Shares sold	4,987,320	40,694,821	$ 50,010,624	$ 526,813,301
Reinvestment of distributions	1,330,416	2,494,311	13,689,981	31,228,798
Shares redeemed	(1,485,472)	(1,796,008)	(15,116,018)	(22,511,998)
Net increase (decrease)	4,832,264	41,393,124	$ 48,584,587	$ 535,530,101
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	220,934	144,481	$ 2,186,600	$ 1,829,584
Reinvestment of distributions	7,104	12,751	73,101	160,223
Shares redeemed	(13,758)	(50,797)	(136,757)	(657,488)
Net increase (decrease)	214,280	106,435	$ 2,122,944	$ 1,332,319
Class M
Shares sold	24,734	35,948	$ 252,675	$ 450,317
Reinvestment of distributions	2,323	4,988	23,808	62,566
Shares redeemed	(4,582)	(25,190)	(46,309)	(312,499)
Net increase (decrease)	22,475	15,746	$ 230,174	$ 200,384
Class C
Shares sold	25,938	28,757	$ 263,884	$ 357,370
Reinvestment of distributions	1,883	3,167	19,135	39,444
Shares redeemed	(4,233)	(9,454)	(42,641)	(117,930)
Net increase (decrease)	23,588	22,470	$ 240,378	$ 278,884
Fidelity Freedom Blend 2055 Fund
Shares sold	1,285,739	2,266,284	$ 13,422,923	$ 28,284,688
Reinvestment of distributions	84,152	135,969	869,288	1,712,890
Shares redeemed	(309,282)	(272,282)	(3,178,190)	(3,375,045)
Net increase (decrease)	1,060,609	2,129,971	$ 11,114,021	$ 26,622,533
Class K
Shares sold	80,155	525,518	$ 819,329	$ 6,663,410
Reinvestment of distributions	22,787	62,776	235,613	792,143
Shares redeemed	(270,814)	(399,741)	(2,741,708)	(4,916,323)
Net increase (decrease)	(167,872)	188,553	$ (1,686,766)	$ 2,539,230
Class K6
Shares sold	5,754,902	13,051,819	$ 58,656,854	$ 165,704,017
Reinvestment of distributions	763,485	1,910,073	7,924,972	24,208,036
Shares redeemed	(2,350,609)	(19,855,419)	(24,051,187)	(258,092,863)
Net increase (decrease)	4,167,778	(4,893,527)	$ 42,530,639	$ (68,180,810)
Class I
Shares sold	1,600,558	813,092	$ 15,802,887	$ 10,192,295
Reinvestment of distributions	32,006	60,748	330,621	765,068
Shares redeemed	(136,218)	(149,797)	(1,415,901)	(1,807,704)
Net increase (decrease)	1,496,346	724,043	$ 14,717,607	$ 9,149,659
Class Z
Shares sold	14,262	137,509	$ 145,839	$ 1,772,954
Reinvestment of distributions	4,362	10,438	45,190	132,003
Shares redeemed	(4,802)	(25,560)	(51,199)	(332,089)
Net increase (decrease)	13,822	122,387	$ 139,830	$ 1,572,868
Class Z6
Shares sold	2,374,401	2,892,398	$ 23,887,903	$ 36,582,149
Reinvestment of distributions	96,781	138,939	1,001,684	1,750,158
Shares redeemed	(458,711)	(226,091)	(4,727,707)	(2,820,895)
Net increase (decrease)	2,012,471	2,805,246	$ 20,161,880	$ 35,511,412
Premier Class
Shares sold	3,505,353	19,132,125	$ 35,598,369	$ 248,681,311
Reinvestment of distributions	620,485	1,130,256	6,428,225	14,241,252
Shares redeemed	(1,133,833)	(846,969)	(11,555,719)	(10,715,711)
Net increase (decrease)	2,992,005	19,415,412	$ 30,470,875	$ 252,206,852
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	112,521	88,283	$ 1,143,055	$ 1,128,354
Reinvestment of distributions	5,392	10,491	56,013	133,173
Shares redeemed	(12,122)	(25,108)	(120,432)	(317,896)
Net increase (decrease)	105,791	73,666	$ 1,078,636	$ 943,631
Class M
Shares sold	19,274	26,275	$ 198,810	$ 332,568
Reinvestment of distributions	1,565	3,119	16,200	39,479
Shares redeemed	(3,158)	(12,939)	(31,724)	(163,661)
Net increase (decrease)	17,681	16,455	$ 183,286	$ 208,386
Class C
Shares sold	24,088	24,391	$ 246,169	$ 306,351
Reinvestment of distributions	1,783	3,385	18,271	42,557
Shares redeemed	(4,514)	(12,109)	(46,809)	(153,894)
Net increase (decrease)	21,357	15,667	$ 217,631	$ 195,014
Fidelity Freedom Blend 2060 Fund
Shares sold	351,903	918,701	$ 3,631,602	$ 11,676,135
Reinvestment of distributions	31,447	59,056	328,619	751,434
Shares redeemed	(73,229)	(326,673)	(751,965)	(4,202,451)
Net increase (decrease)	310,121	651,084	$ 3,208,256	$ 8,225,118
Class K
Shares sold	58,189	218,976	$ 604,036	$ 2,810,533
Reinvestment of distributions	8,175	23,028	85,340	293,216
Shares redeemed	(117,570)	(155,020)	(1,190,704)	(1,907,776)
Net increase (decrease)	(51,206)	86,984	$ (501,328)	$ 1,195,973
Class K6
Shares sold	3,634,418	7,132,179	$ 37,729,422	$ 91,309,402
Reinvestment of distributions	340,822	756,450	3,567,931	9,662,007
Shares redeemed	(1,194,739)	(6,015,086)	(12,353,907)	(78,453,146)
Net increase (decrease)	2,780,501	1,873,543	$ 28,943,446	$ 22,518,263
Class I
Shares sold	753,650	309,657	$ 7,528,581	$ 3,968,781
Reinvestment of distributions	13,504	29,645	140,692	376,888
Shares redeemed	(58,442)	(71,291)	(591,526)	(897,804)
Net increase (decrease)	708,712	268,011	$ 7,077,747	$ 3,447,865
Class Z
Shares sold	13,224	38,361	$ 140,814	$ 497,649
Reinvestment of distributions	1,418	3,051	14,865	38,902
Shares redeemed	(3,097)	(6,753)	(32,130)	(85,414)
Net increase (decrease)	11,545	34,659	$ 123,549	$ 451,137
Class Z6
Shares sold	1,284,884	955,235	$ 13,066,406	$ 12,152,248
Reinvestment of distributions	31,630	45,270	330,432	576,640
Shares redeemed	(217,980)	(100,296)	(2,241,020)	(1,267,327)
Net increase (decrease)	1,098,534	900,209	$ 11,155,818	$ 11,461,561
Premier Class
Shares sold	1,602,109	5,259,475	$ 16,487,924	$ 68,793,958
Reinvestment of distributions	163,386	290,358	1,712,289	3,696,273
Shares redeemed	(363,305)	(324,599)	(3,725,302)	(4,148,573)
Net increase (decrease)	1,402,190	5,225,234	$ 14,474,911	$ 68,341,658
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	125,319	49,104	$ 1,338,696	$ 641,932
Reinvestment of distributions	1,797	3,908	19,429	51,161
Shares redeemed	(80,106)	(18,707)	(882,988)	(239,590)
Net increase (decrease)	47,010	34,305	$ 475,137	$ 453,503
Class M
Shares sold	7,903	11,644	$ 84,877	$ 151,607
Reinvestment of distributions	694	1,927	7,490	25,230
Shares redeemed	(487)	(14,154)	(4,933)	(178,369)
Net increase (decrease)	8,110	(583)	$ 87,434	$ (1,532)
Class C
Shares sold	11,751	21,988	$ 124,080	$ 284,981
Reinvestment of distributions	1,012	2,038	10,848	26,538
Shares redeemed	(3,345)	(9,653)	(35,217)	(126,013)
Net increase (decrease)	9,418	14,373	$ 99,711	$ 185,506
Fidelity Freedom Blend 2065 Fund
Shares sold	128,829	213,771	$ 1,367,436	$ 2,798,767
Reinvestment of distributions	6,723	15,401	72,948	202,187
Shares redeemed	(30,708)	(69,585)	(332,422)	(885,245)
Net increase (decrease)	104,844	159,587	$ 1,107,962	$ 2,115,709
Class K
Shares sold	14,912	32,221	$ 160,235	$ 428,308
Reinvestment of distributions	786	2,417	8,556	31,781
Shares redeemed	(8,209)	(22,971)	(86,197)	(296,747)
Net increase (decrease)	7,489	11,667	$ 82,594	$ 163,342
Class K6
Shares sold	1,252,363	1,796,449	$ 13,395,864	$ 23,348,871
Reinvestment of distributions	46,864	78,762	509,408	1,034,966
Shares redeemed	(273,245)	(747,411)	(2,918,625)	(9,905,015)
Net increase (decrease)	1,025,982	1,127,800	$ 10,986,647	$ 14,478,822
Class I
Shares sold	58,111	91,078	$ 620,732	$ 1,197,943
Reinvestment of distributions	2,685	5,050	29,155	66,357
Shares redeemed	(13,980)	(23,444)	(151,807)	(311,803)
Net increase (decrease)	46,816	72,684	$ 498,080	$ 952,497
Class Z
Shares sold	2,679	2,031	$ 28,388	$ 26,924
Reinvestment of distributions	323	888	3,517	11,690
Shares redeemed	(485)	(725)	(5,637)	(8,884)
Net increase (decrease)	2,517	2,194	$ 26,268	$ 29,730
Class Z6
Shares sold	171,080	95,815	$ 1,816,345	$ 1,260,894
Reinvestment of distributions	2,360	4,096	25,674	53,845
Shares redeemed	(16,713)	(37,290)	(180,724)	(496,192)
Net increase (decrease)	156,727	62,621	$ 1,661,295	$ 818,547
Premier Class
Shares sold	306,155	575,740	$ 3,269,867	$ 7,644,012
Reinvestment of distributions	12,532	22,370	136,100	293,496
Shares redeemed	(84,005)	(119,751)	(886,053)	(1,548,370)
Net increase (decrease)	234,682	478,359	$ 2,519,914	$ 6,389,138

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	16%	16%	-%	-%	-%	-%
Fidelity Series Government Bond Index Fund	16%	16%	-%	-%	-%	-%
Fidelity Series International Index Fund	-%	11%	13%	13%	12%	10%
Fidelity Series Investment Grade Securitized Fund	16%	16%	-%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	10%	13%	14%	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	59%
Fidelity Series Government Bond Index Fund	59%
Fidelity Series International Index Fund	81%
Fidelity Series Investment Grade Securitized Fund	59%
Fidelity Series Large Cap Growth Index Fund	83%
Fidelity Series Large Cap Value Index Fund	22%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity Freedom® Blend Income Fund
Class A	.66%
Actual		$ 1,000	$ 893.90	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.76	$ 3.35
Class M	.91%
Actual		$ 1,000	$ 892.50	$ 4.32
Hypothetical- B		$ 1,000	$ 1,020.51	$ 4.61
Class C	1.41%
Actual		$ 1,000	$ 890.20	$ 6.68
Hypothetical- B		$ 1,000	$ 1,018.00	$ 7.13
Fidelity Freedom® Blend Income Fund	.41%
Actual		$ 1,000	$ 894.10	$ 1.95
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class K	.31%
Actual		$ 1,000	$ 895.50	$ 1.47
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 895.20	$ 1.00
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Class I	.41%
Actual		$ 1,000	$ 894.40	$ 1.95
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class Z	.31%
Actual		$ 1,000	$ 895.60	$ 1.47
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 895.20	$ 1.00
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Premier Class	.19%
Actual		$ 1,000	$ 895.20	$ .90
Hypothetical- B		$ 1,000	$ 1,024.12	$ .96
Fidelity Freedom® Blend 2005 Fund
Class A	.66%
Actual		$ 1,000	$ 889.80	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.76	$ 3.35
Class M	.91%
Actual		$ 1,000	$ 888.30	$ 4.31
Hypothetical- B		$ 1,000	$ 1,020.51	$ 4.61
Class C	1.40%
Actual		$ 1,000	$ 885.70	$ 6.62
Hypothetical- B		$ 1,000	$ 1,018.05	$ 7.08
Fidelity Freedom® Blend 2005 Fund	.41%
Actual		$ 1,000	$ 890.50	$ 1.94
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class K	.31%
Actual		$ 1,000	$ 890.90	$ 1.47
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 891.40	$ 1.00
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Class I	.41%
Actual		$ 1,000	$ 889.60	$ 1.94
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class Z	.31%
Actual		$ 1,000	$ 890.00	$ 1.47
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 891.30	$ 1.00
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Premier Class	.19%
Actual		$ 1,000	$ 891.20	$ .90
Hypothetical- B		$ 1,000	$ 1,024.12	$ .96
Fidelity Freedom® Blend 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 871.00	$ 3.10
Hypothetical- B		$ 1,000	$ 1,021.76	$ 3.35
Class M	.91%
Actual		$ 1,000	$ 870.10	$ 4.27
Hypothetical- B		$ 1,000	$ 1,020.51	$ 4.61
Class C	1.41%
Actual		$ 1,000	$ 867.90	$ 6.60
Hypothetical- B		$ 1,000	$ 1,018.00	$ 7.13
Fidelity Freedom® Blend 2010 Fund	.41%
Actual		$ 1,000	$ 871.90	$ 1.92
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class K	.31%
Actual		$ 1,000	$ 872.30	$ 1.46
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 873.10	$ .99
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Class I	.41%
Actual		$ 1,000	$ 872.20	$ 1.92
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class Z	.31%
Actual		$ 1,000	$ 872.50	$ 1.46
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 873.00	$ .99
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Premier Class	.19%
Actual		$ 1,000	$ 873.80	$ .89
Hypothetical- B		$ 1,000	$ 1,024.12	$ .96
Fidelity Freedom® Blend 2015 Fund
Class A	.68%
Actual		$ 1,000	$ 853.40	$ 3.16
Hypothetical- B		$ 1,000	$ 1,021.66	$ 3.45
Class M	.93%
Actual		$ 1,000	$ 851.30	$ 4.32
Hypothetical- B		$ 1,000	$ 1,020.41	$ 4.71
Class C	1.43%
Actual		$ 1,000	$ 849.90	$ 6.63
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.23
Fidelity Freedom® Blend 2015 Fund	.43%
Actual		$ 1,000	$ 854.00	$ 2.00
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Class K	.33%
Actual		$ 1,000	$ 853.70	$ 1.53
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class K6	.23%
Actual		$ 1,000	$ 855.40	$ 1.07
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Class I	.43%
Actual		$ 1,000	$ 854.80	$ 2.00
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Class Z	.33%
Actual		$ 1,000	$ 854.10	$ 1.53
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class Z6	.23%
Actual		$ 1,000	$ 855.00	$ 1.07
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Premier Class	.20%
Actual		$ 1,000	$ 855.20	$ .93
Hypothetical- B		$ 1,000	$ 1,024.07	$ 1.01
Fidelity Freedom® Blend 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 835.50	$ 3.17
Hypothetical- B		$ 1,000	$ 1,021.61	$ 3.50
Class M	.94%
Actual		$ 1,000	$ 833.50	$ 4.32
Hypothetical- B		$ 1,000	$ 1,020.36	$ 4.76
Class C	1.44%
Actual		$ 1,000	$ 832.20	$ 6.61
Hypothetical- B		$ 1,000	$ 1,017.85	$ 7.28
Fidelity Freedom® Blend 2020 Fund	.44%
Actual		$ 1,000	$ 836.30	$ 2.03
Hypothetical- B		$ 1,000	$ 1,022.86	$ 2.23
Class K	.34%
Actual		$ 1,000	$ 835.80	$ 1.56
Hypothetical- B		$ 1,000	$ 1,023.36	$ 1.72
Class K6	.24%
Actual		$ 1,000	$ 837.00	$ 1.11
Hypothetical- B		$ 1,000	$ 1,023.87	$ 1.22
Class I	.44%
Actual		$ 1,000	$ 835.20	$ 2.02
Hypothetical- B		$ 1,000	$ 1,022.86	$ 2.23
Class Z	.34%
Actual		$ 1,000	$ 837.20	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.36	$ 1.72
Class Z6	.24%
Actual		$ 1,000	$ 836.60	$ 1.10
Hypothetical- B		$ 1,000	$ 1,023.87	$ 1.22
Premier Class	.21%
Actual		$ 1,000	$ 836.70	$ .97
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07
Fidelity Freedom® Blend 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 824.90	$ 3.20
Hypothetical- B		$ 1,000	$ 1,021.56	$ 3.55
Class M	.95%
Actual		$ 1,000	$ 824.70	$ 4.35
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81
Class C	1.45%
Actual		$ 1,000	$ 821.50	$ 6.62
Hypothetical- B		$ 1,000	$ 1,017.80	$ 7.33
Fidelity Freedom® Blend 2025 Fund	.45%
Actual		$ 1,000	$ 826.30	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 826.70	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.78
Class K6	.25%
Actual		$ 1,000	$ 827.80	$ 1.15
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Class I	.45%
Actual		$ 1,000	$ 826.20	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.28
Class Z	.35%
Actual		$ 1,000	$ 826.90	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.78
Class Z6	.25%
Actual		$ 1,000	$ 827.30	$ 1.15
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Premier Class	.22%
Actual		$ 1,000	$ 827.60	$ 1.01
Hypothetical- B		$ 1,000	$ 1,023.97	$ 1.12
Fidelity Freedom® Blend 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 820.10	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.51	$ 3.60
Class M	.96%
Actual		$ 1,000	$ 819.00	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.26	$ 4.86
Class C	1.46%
Actual		$ 1,000	$ 816.70	$ 6.65
Hypothetical- B		$ 1,000	$ 1,017.75	$ 7.39
Fidelity Freedom® Blend 2030 Fund	.46%
Actual		$ 1,000	$ 820.90	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.33
Class K	.36%
Actual		$ 1,000	$ 821.40	$ 1.64
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.83
Class K6	.26%
Actual		$ 1,000	$ 821.60	$ 1.19
Hypothetical- B		$ 1,000	$ 1,023.76	$ 1.32
Class I	.46%
Actual		$ 1,000	$ 820.90	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.33
Class Z	.36%
Actual		$ 1,000	$ 821.60	$ 1.64
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.83
Class Z6	.26%
Actual		$ 1,000	$ 822.00	$ 1.19
Hypothetical- B		$ 1,000	$ 1,023.76	$ 1.32
Premier Class	.23%
Actual		$ 1,000	$ 821.30	$ 1.05
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Fidelity Freedom® Blend 2035 Fund
Class A	.73%
Actual		$ 1,000	$ 804.80	$ 3.30
Hypothetical- B		$ 1,000	$ 1,021.41	$ 3.70
Class M	.98%
Actual		$ 1,000	$ 803.40	$ 4.43
Hypothetical- B		$ 1,000	$ 1,020.16	$ 4.96
Class C	1.48%
Actual		$ 1,000	$ 801.80	$ 6.68
Hypothetical- B		$ 1,000	$ 1,017.65	$ 7.49
Fidelity Freedom® Blend 2035 Fund	.48%
Actual		$ 1,000	$ 805.30	$ 2.17
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.43
Class K	.38%
Actual		$ 1,000	$ 805.90	$ 1.72
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.93
Class K6	.28%
Actual		$ 1,000	$ 806.70	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.66	$ 1.42
Class I	.48%
Actual		$ 1,000	$ 805.50	$ 2.17
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.43
Class Z	.38%
Actual		$ 1,000	$ 806.00	$ 1.72
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.93
Class Z6	.28%
Actual		$ 1,000	$ 806.90	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.66	$ 1.42
Premier Class	.24%
Actual		$ 1,000	$ 807.10	$ 1.09
Hypothetical- B		$ 1,000	$ 1,023.87	$ 1.22
Fidelity Freedom® Blend 2040 Fund
Class A	.74%
Actual		$ 1,000	$ 790.60	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 789.70	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 787.50	$ 6.68
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2040 Fund	.49%
Actual		$ 1,000	$ 791.30	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 792.10	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 792.10	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 791.50	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 791.60	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 792.40	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 792.40	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Fidelity Freedom® Blend 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 789.50	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 788.10	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 786.00	$ 6.67
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2045 Fund	.49%
Actual		$ 1,000	$ 790.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 790.40	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 790.70	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 790.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 790.80	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 790.80	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 791.00	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Fidelity Freedom® Blend 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 789.50	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 787.90	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 786.00	$ 6.67
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2050 Fund	.49%
Actual		$ 1,000	$ 789.90	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 790.40	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 791.20	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 789.90	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 789.90	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 790.60	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 790.80	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Fidelity Freedom® Blend 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 788.70	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 787.90	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 785.40	$ 6.67
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2055 Fund	.49%
Actual		$ 1,000	$ 790.30	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 789.80	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 790.50	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 790.30	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 790.20	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 790.60	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 790.80	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Fidelity Freedom® Blend 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 789.00	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 787.40	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 785.60	$ 6.67
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2060 Fund	.49%
Actual		$ 1,000	$ 789.80	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 790.80	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 790.50	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 790.40	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 790.30	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 791.20	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 791.20	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27
Fidelity Freedom® Blend 2065 Fund
Class A	.73%
Actual		$ 1,000	$ 788.90	$ 3.27
Hypothetical- B		$ 1,000	$ 1,021.41	$ 3.70
Class M	.99%
Actual		$ 1,000	$ 788.50	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.49%
Actual		$ 1,000	$ 787.10	$ 6.68
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.54
Fidelity Freedom® Blend 2065 Fund	.49%
Actual		$ 1,000	$ 790.40	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 790.90	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class K6	.29%
Actual		$ 1,000	$ 791.40	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 790.60	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 791.10	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.98
Class Z6	.29%
Actual		$ 1,000	$ 790.90	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.61	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 791.40	$ 1.12
Hypothetical- B		$ 1,000	$ 1,023.82	$ 1.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index).The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) of each fund and an appropriate benchmark index for the most recent one- and three-year periods (for Freedom Blend 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.

The Board compared each fund's class-level management fee rates for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's class-level management fee rates rank above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are partly actively and partly passively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense (including acquired fund fees and expenses) ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of the retail class: (i) ranked below the similar sales load structure group competitive median for 2021 for Freedom Blend 2005 Fund, Freedom Blend 2010 Fund, Freedom Blend 2025 Fund, Freedom Blend 2030 Fund, Freedom Blend 2035 Fund, Freedom Blend 2040 Fund, Freedom Blend 2045 Fund, Freedom Blend 2050 Fund, Freedom Blend 2055 Fund, Freedom Blend 2060 Fund, Freedom Blend 2065 Fund, and Freedom Blend Income Fund; (ii) ranked equal to the similar sales load structure group competitive median for 2021 for Freedom Blend 2015 Fund; and (iii) ranked above the similar sales load structure group competitive median for 2021 for Freedom Blend 2020 Fund.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of the retail class (i) ranked below the ASPG competitive median for 2021 for Freedom Blend 2025 Fund, Freedom Blend 2030 Fund, Freedom Blend 2035 Fund, Freedom Blend 2040 Fund, Freedom Blend 2045 Fund, Freedom Blend 2050 Fund, Freedom Blend 2055 Fund, Freedom Blend 2060 Fund, and Freedom Blend 2065 Fund; and (ii) ranked above the ASPG competitive median for 2021 for Freedom Blend 2005 Fund, Freedom Blend 2010 Fund, Freedom Blend 2015 Fund, Freedom Blend 2020 Fund, and Freedom Blend Income Fund. The Board noted Fidelity's explanation that these funds were above their respective ASPG medians because of higher equity and/or international allocations relative to competitors.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of the applicable class (for each fund, except Freedom Blend 2065 Fund).

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

1.9890345.104
FBF-SANN-1122
Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund

Semi-Annual Report
September 30, 2022

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Total Market Index Fund	11.2
Fidelity Series Treasury Bill Index Fund	10.1
Fidelity Series Global ex U.S. Index Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund 3.10%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $121,625,076)	11,035,565	131,764,652

International Equity Funds - 7.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $98,871,275)	8,000,842	88,329,291

Bond Funds - 51.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	57,839,117	507,827,445
Fidelity Series International Developed Markets Bond Index Fund (a)	6,997,319	59,617,159
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,802,495	34,640,893
TOTAL BOND FUNDS (Cost $716,742,274)		602,085,497

Inflation-Protected Bond Funds - 20.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a) (Cost $246,270,141)	24,514,091	236,560,976

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	11,819	11,821
Fidelity Series Treasury Bill Index Fund (a)	11,943,998	118,962,217
TOTAL SHORT-TERM FUNDS (Cost $119,412,400)		118,974,038

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,302,921,166)	1,177,714,454
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,442)
NET ASSETS - 100.0%	1,177,669,012

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	18,037	832,437	838,653	179	-	-	11,821	0.0%
Total	18,037	832,437	838,653	179	-	-	11,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	209,632,662	57,378,113	20,863,006	-	(342,937)	(9,243,856)	236,560,976
Fidelity Series Bond Index Fund	572,843,672	34,139,335	41,471,707	5,746,217	(2,123,232)	(55,560,623)	507,827,445
Fidelity Series Global ex U.S. Index Fund	99,615,937	16,409,926	4,974,706	-	(357,005)	(22,364,861)	88,329,291
Fidelity Series Inflation-Protected Bond Index Fund	26,746,625	3,768,206	26,728,936	3,509,759	(2,736,991)	(1,048,904)	-
Fidelity Series International Developed Markets Bond Index Fund	52,014,885	16,236,437	3,382,013	87,319	(137,227)	(5,114,923)	59,617,159
Fidelity Series Long-Term Treasury Bond Index Fund	38,898,464	6,745,469	2,107,029	473,777	(139,952)	(8,756,059)	34,640,893
Fidelity Series Total Market Index Fund	148,564,464	30,785,366	15,792,668	524,169	(1,388,438)	(30,404,072)	131,764,652
Fidelity Series Treasury Bill Index Fund	165,361,708	9,503,211	55,524,342	1,051,445	(80,698)	(297,662)	118,962,217
	1,313,678,417	174,966,063	170,844,407	11,392,686	(7,306,480)	(132,790,960)	1,177,702,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	131,764,652	131,764,652	-	-

International Equity Funds	88,329,291	88,329,291	-	-

Bond Funds	838,646,473	838,646,473	-	-

Short-Term Funds	118,974,038	118,974,038	-	-
Total Investments in Securities:	1,177,714,454	1,177,714,454	-	-
Fidelity Freedom® Index Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Fidelity Central Funds (cost $11,821)		11,821
Other affiliated issuers (cost $1,302,909,345)		1,177,702,633
Total Investment in Securities (cost $1,302,921,166)			$1,177,714,454
Cash			15,418
Receivable for investments sold			10,999,323
Receivable for fund shares sold			1,196,008
Distributions receivable from Fidelity Central Funds			33
Other receivables			2
Total assets			1,189,925,238
Liabilities
Payable for investments purchased		$9,903,562
Payable for fund shares redeemed		2,275,790
Accrued management fee		76,874
Total Liabilities			12,256,226
Net Assets			$1,177,669,012
Net Assets consist of:
Paid in capital			$1,313,197,863
Total accumulated earnings (loss)			(135,528,851)
Net Assets			$1,177,669,012

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($186,449,248 ÷ 17,198,441 shares)			$10.84
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($651,193,827 ÷ 60,165,390 shares)			$10.82
Premier Class :
Net Asset Value , offering price and redemption price per share ($340,025,937 ÷ 31,439,319 shares)			$10.82
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,184,996
Income from Fidelity Central Funds		179
Total Income		11,185,175
Expenses
Management fee	$499,222
Independent trustees' fees and expenses	2,121
Total expenses before reductions	501,343
Expense reductions	(18)
Total expenses after reductions		501,325
Net Investment income (loss)		10,683,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,306,480)
Capital gain distributions from underlying funds:
Affiliated issuers	207,690
Total net realized gain (loss)		(7,098,790)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(132,790,960)
Total change in net unrealized appreciation (depreciation)		(132,790,960)
Net gain (loss)		(139,889,750)
Net increase (decrease) in net assets resulting from operations		$(129,205,900)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,683,850	$18,961,641
Net realized gain (loss)	(7,098,790)	2,663,373
Change in net unrealized appreciation (depreciation)	(132,790,960)	(38,363,401)
Net increase (decrease) in net assets resulting from operations	(129,205,900)	(16,738,387)
Distributions to shareholders	(12,336,613)	(25,494,060)
Share transactions - net increase (decrease)	5,593,658	358,741,485
Total increase (decrease) in net assets	(135,948,855)	316,509,038

Net Assets
Beginning of period	1,313,617,867	997,108,829
End of period	$1,177,669,012	$1,313,617,867

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$12.46	$11.60	$11.98	$11.86	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.14	.24	.25	.20
Net realized and unrealized gain (loss)	(1.30)	(.25)	.98	.23	.22	.27
Total from investment operations	(1.20)	(.05)	1.12	.47	.47	.47
Distributions from net investment income	(.09)	(.18)	(.15)	(.24)	(.25)	(.19)
Distributions from net realized gain	(.02)	(.08)	(.12)	(.62)	(.10)	(.04)
Total distributions	(.11)	(.26)	(.26) C	(.85) C	(.35)	(.24) C
Net asset value, end of period	$10.84	$12.15	$12.46	$11.60	$11.98	$11.86
Total Return D,E	(9.91)%	(.50)%	9.72%	3.83%	4.09%	4.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.67% H	1.59%	1.13%	1.96%	2.15%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$186,449	$219,579	$469,552	$282,522	$167,641	$126,634
Portfolio turnover rate I	27% H	38%	33%	67%	51%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$12.44	$11.59	$11.96	$11.84	$11.61
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.14	.24	.26	.21
Net realized and unrealized gain (loss)	(1.30)	(.25)	.98	.25	.22	.26
Total from investment operations	(1.20)	(.04)	1.12	.49	.48	.47
Distributions from net investment income	(.09)	(.19)	(.15)	(.24)	(.26)	(.20)
Distributions from net realized gain	(.02)	(.08)	(.12)	(.62)	(.10)	(.04)
Total distributions	(.11)	(.27)	(.27)	(.86)	(.36)	(.24)
Net asset value, end of period	$10.82	$12.13	$12.44	$11.59	$11.96	$11.84
Total Return C,D	(9.91)%	(.44)%	9.68%	3.98%	4.16%	4.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.71% G	1.63%	1.17%	2.00%	2.21%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$651,194	$733,168	$410,094	$276,297	$185,706	$163,733
Portfolio turnover rate H	27% G	38%	33%	67%	51%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.10	.21	.18
Net realized and unrealized gain (loss)	(1.28)	(.25)	.38
Total from investment operations	(1.18)	(.04)	.56
Distributions from net investment income	(.09)	(.19)	(.11)
Distributions from net realized gain	(.02)	(.08)	(.09)
Total distributions	(.12) D	(.27)	(.20)
Net asset value, end of period	$10.82	$12.12	$12.43
Total Return E,F	(9.82)%	(.40)%	4.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	1.73% I	1.65%	1.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$340,026	$360,871	$117,463
Portfolio turnover rate J	27% I	38%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	42.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.0
Fidelity Series Total Market Index Fund	12.2
Fidelity Series Treasury Bill Index Fund	9.7
Fidelity Series Global ex U.S. Index Fund	8.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
Fidelity Cash Central Fund 3.10%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $23,570,293)	2,383,520	28,459,225

International Equity Funds - 8.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $19,203,919)	1,729,793	19,096,914

Bond Funds - 50.4%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	11,281,477	99,051,372
Fidelity Series International Developed Markets Bond Index Fund (a)	1,385,753	11,806,612
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,170,519	6,988,000
TOTAL BOND FUNDS (Cost $138,276,835)		117,845,984

Inflation-Protected Bond Funds - 19.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	4,588,929	44,283,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	160,213	1,280,100
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $47,640,159)		45,563,265

Short-Term Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	2,265,789	22,567,255
TOTAL SHORT-TERM FUNDS (Cost $22,657,460)		22,577,135

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $251,348,666)	233,542,523
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,457)
NET ASSETS - 100.0%	233,527,066

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	9,880	-	-	73	-	-	9,880	0.0%
Total	9,880	-	-	73	-	-	9,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	37,415,441	12,670,451	4,028,600	-	(48,131)	(1,725,996)	44,283,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,476,725	392,412	327,707	-	(35,825)	(225,505)	1,280,100
Fidelity Series Bond Index Fund	108,926,772	11,482,946	10,249,870	1,102,748	(414,514)	(10,693,962)	99,051,372
Fidelity Series Global ex U.S. Index Fund	21,983,382	3,634,450	1,547,261	-	(91,423)	(4,882,234)	19,096,914
Fidelity Series Inflation-Protected Bond Index Fund	4,980,894	757,230	5,023,276	663,790	(490,621)	(224,227)	-
Fidelity Series International Developed Markets Bond Index Fund	10,152,210	3,554,537	868,836	17,100	(32,995)	(998,304)	11,806,612
Fidelity Series Long-Term Treasury Bond Index Fund	7,752,153	1,558,976	543,101	94,601	(39,895)	(1,740,133)	6,988,000
Fidelity Series Total Market Index Fund	32,818,469	6,766,075	4,155,470	115,855	(28,665)	(6,941,184)	28,459,225
Fidelity Series Treasury Bill Index Fund	30,200,260	2,962,996	10,525,829	195,353	(14,123)	(56,049)	22,567,255
	255,706,306	43,780,073	37,269,950	2,189,447	(1,196,192)	(27,487,594)	233,532,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	28,459,225	28,459,225	-	-

International Equity Funds	19,096,914	19,096,914	-	-

Bond Funds	163,409,249	163,409,249	-	-

Short-Term Funds	22,577,135	22,577,135	-	-
Total Investments in Securities:	233,542,523	233,542,523	-	-
Fidelity Freedom® Index 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Fidelity Central Funds (cost $9,880)		9,880
Other affiliated issuers (cost $251,338,786)		233,532,643
Total Investment in Securities (cost $251,348,666)			$233,542,523
Cash			576
Receivable for investments sold			1,613,024
Receivable for fund shares sold			177,160
Distributions receivable from Fidelity Central Funds			21
Total assets			235,333,304
Liabilities
Payable for investments purchased		1,715,230
Payable for fund shares redeemed		74,921
Accrued management fee		16,087
Total Liabilities			1,806,238
Net Assets			$233,527,066
Net Assets consist of:
Paid in capital			$251,236,821
Total accumulated earnings (loss)			(17,709,755)
Net Assets			$233,527,066

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($46,545,006 ÷ 3,914,096 shares)			$11.89
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($162,694,295 ÷ 13,685,380 shares)			$11.89
Premier Class :
Net Asset Value , offering price and redemption price per share ($24,287,765 ÷ 2,043,688 shares)			$11.88
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,143,543
Income from Fidelity Central Funds		73
Total Income		2,143,616
Expenses
Management fee	$104,463
Independent trustees' fees and expenses	415
Total expenses before reductions	104,878
Expense reductions	(1)
Total expenses after reductions		104,877
Net Investment income (loss)		2,038,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,196,192)
Capital gain distributions from underlying funds:
Affiliated issuers	45,904
Total net realized gain (loss)		(1,150,288)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(27,487,594)
Total change in net unrealized appreciation (depreciation)		(27,487,594)
Net gain (loss)		(28,637,882)
Net increase (decrease) in net assets resulting from operations		$(26,599,143)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,038,739	$3,995,651
Net realized gain (loss)	(1,150,288)	3,643,361
Change in net unrealized appreciation (depreciation)	(27,487,594)	(8,056,011)
Net increase (decrease) in net assets resulting from operations	(26,599,143)	(416,999)
Distributions to shareholders	(2,158,656)	(7,824,187)
Share transactions - net increase (decrease)	6,586,153	9,716,577
Total increase (decrease) in net assets	(22,171,646)	1,475,391

Net Assets
Beginning of period	255,698,712	254,223,321
End of period	$233,527,066	$255,698,712

Financial Highlights
Fidelity Freedom® Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$13.80	$12.58	$13.50	$13.36	$12.94
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.16	.27	.29	.23
Net realized and unrealized gain (loss)	(1.48)	(.22)	1.39	.17	.26	.47
Total from investment operations	(1.38)	(.01)	1.55	.44	.55	.70
Distributions from net investment income	(.02)	(.20)	(.17)	(.26)	(.26)	(.21)
Distributions from net realized gain	(.09)	(.21)	(.16)	(1.10)	(.14)	(.07)
Total distributions	(.11)	(.41)	(.33)	(1.36)	(.41) C	(.28)
Net asset value, end of period	$11.89	$13.38	$13.80	$12.58	$13.50	$13.36
Total Return D,E	(10.35)%	(.20)%	12.35%	2.91%	4.25%	5.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.63% H	1.49%	1.21%	1.96%	2.16%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$46,545	$54,328	$140,539	$93,765	$66,875	$60,299
Portfolio turnover rate I	30% H	44%	33%	83%	52%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$13.81	$12.58	$13.50	$13.36	$12.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.17	.27	.30	.24
Net realized and unrealized gain (loss)	(1.48)	(.23)	1.39	.17	.25	.46
Total from investment operations	(1.37)	(.02)	1.56	.44	.55	.70
Distributions from net investment income	(.03)	(.21)	(.18)	(.27)	(.27)	(.22)
Distributions from net realized gain	(.09)	(.21)	(.16)	(1.10)	(.14)	(.07)
Total distributions	(.11) C	(.42)	(.33) C	(1.36) C	(.41)	(.28) C
Net asset value, end of period	$11.89	$13.37	$13.81	$12.58	$13.50	$13.36
Total Return D,E	(10.27)%	(.25)%	12.46%	2.95%	4.31%	5.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.67% H	1.53%	1.25%	2.00%	2.22%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$162,694	$179,854	$105,990	$82,988	$63,956	$52,913
Portfolio turnover rate I	30% H	44%	33%	83%	52%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$13.80	$13.24
Income from Investment Operations
Net investment income (loss) B,C	.11	.22	.03
Net realized and unrealized gain (loss)	(1.48)	(.23)	.79
Total from investment operations	(1.37)	(.01)	.82
Distributions from net investment income	(.03)	(.22)	(.14)
Distributions from net realized gain	(.09)	(.21)	(.12)
Total distributions	(.12)	(.42) D	(.26)
Net asset value, end of period	$11.88	$13.37	$13.80
Total Return E,F	(10.34)%	(.15)%	6.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	1.70% I	1.55%	.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,288	$21,517	$7,695
Portfolio turnover rate J	30% I	44%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	38.9
Fidelity Series Total Market Index Fund	17.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.4
Fidelity Series Global ex U.S. Index Fund	11.7
Fidelity Series Treasury Bill Index Fund	7.1
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $104,326,359)	10,578,797	126,310,840

International Equity Funds - 11.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $81,811,733)	7,678,883	84,774,872

Bond Funds - 47.3%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	32,009,038	281,039,354
Fidelity Series International Developed Markets Bond Index Fund (a)	4,321,417	36,818,469
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,901,762	23,293,519
TOTAL BOND FUNDS (Cost $399,035,543)		341,151,342

Inflation-Protected Bond Funds - 16.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	10,008,511	96,582,134
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,769,289	22,126,622
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $127,510,962)		118,708,756

Short-Term Funds - 7.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $51,280,530)	5,130,623	51,101,004

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $763,965,127)	722,046,814
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,479)
NET ASSETS - 100.0%	722,002,335

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	84,919,448	24,639,093	9,023,540	-	(150,964)	(3,801,903)	96,582,134
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,386,259	6,320,604	2,315,376	-	(212,222)	(4,052,643)	22,126,622
Fidelity Series Bond Index Fund	327,107,682	20,707,471	34,172,848	3,234,895	(2,176,898)	(30,426,053)	281,039,354
Fidelity Series Global ex U.S. Index Fund	101,907,247	11,587,847	6,118,502	-	4,004	(22,605,724)	84,774,872
Fidelity Series Inflation-Protected Bond Index Fund	13,818,714	1,967,973	13,821,371	1,822,443	(1,290,897)	(674,419)	-
Fidelity Series International Developed Markets Bond Index Fund	33,259,262	9,561,829	2,708,665	55,066	(117,477)	(3,176,480)	36,818,469
Fidelity Series Long-Term Treasury Bond Index Fund	26,996,149	4,322,901	1,905,433	325,176	(156,040)	(5,964,058)	23,293,519
Fidelity Series Total Market Index Fund	152,104,957	22,808,956	16,649,279	535,868	(8,469)	(31,945,325)	126,310,840
Fidelity Series Treasury Bill Index Fund	74,042,431	4,926,753	27,706,969	453,658	(38,878)	(122,333)	51,101,004
	836,542,149	106,843,427	114,421,983	6,427,106	(4,147,841)	(102,768,938)	722,046,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	126,310,840	126,310,840	-	-

International Equity Funds	84,774,872	84,774,872	-	-

Bond Funds	459,860,098	459,860,098	-	-

Short-Term Funds	51,101,004	51,101,004	-	-
Total Investments in Securities:	722,046,814	722,046,814	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $763,965,127)		722,046,814
Total Investment in Securities (cost $763,965,127)			$722,046,814
Cash			6,385
Receivable for investments sold			7,132,685
Receivable for fund shares sold			480,792
Total assets			729,666,676
Liabilities
Payable for investments purchased		6,210,364
Payable for fund shares redeemed		1,403,003
Accrued management fee		50,974
Total Liabilities			7,664,341
Net Assets			$722,002,335
Net Assets consist of:
Paid in capital			$764,833,612
Total accumulated earnings (loss)			(42,831,277)
Net Assets			$722,002,335

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($176,326,644 ÷ 14,899,722 shares)			$11.83
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($498,623,118 ÷ 42,141,869 shares)			$11.83
Premier Class :
Net Asset Value , offering price and redemption price per share ($47,052,573 ÷ 3,977,116 shares)			$11.83
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,214,781
Expenses
Management fee	$342,924
Independent trustees' fees and expenses	1,344
Total expenses before reductions	344,268
Expense reductions	(6)
Total expenses after reductions		344,262
Net Investment income (loss)		5,870,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,147,841)
Capital gain distributions from underlying funds:
Affiliated issuers	212,325
Total net realized gain (loss)		(3,935,516)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(102,768,938)
Total change in net unrealized appreciation (depreciation)		(102,768,938)
Net gain (loss)		(106,704,454)
Net increase (decrease) in net assets resulting from operations		$(100,833,935)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,870,519	$13,879,955
Net realized gain (loss)	(3,935,516)	15,946,768
Change in net unrealized appreciation (depreciation)	(102,768,938)	(25,855,045)
Net increase (decrease) in net assets resulting from operations	(100,833,935)	3,971,678
Distributions to shareholders	(8,102,969)	(32,658,343)
Share transactions - net increase (decrease)	(5,549,774)	(8,837,322)
Total increase (decrease) in net assets	(114,486,678)	(37,523,987)

Net Assets
Beginning of period	836,489,013	874,013,000
End of period	$722,002,335	$836,489,013

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.06	$12.33	$14.17	$14.25	$13.72
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.18	.27	.30	.25
Net realized and unrealized gain (loss)	(1.74)	(.15)	1.91	.04	.29	.65
Total from investment operations	(1.65)	.07	2.09	.31	.59	.90
Distributions from net investment income	(.02)	(.21)	(.19)	(.27)	(.30)	(.24)
Distributions from net realized gain	(.11)	(.30)	(.17)	(1.88)	(.37)	(.14)
Total distributions	(.13)	(.52) C	(.36)	(2.15)	(.67)	(.37) C
Net asset value, end of period	$11.83	$13.61	$14.06	$12.33	$14.17	$14.25
Total Return D,E	(12.18)%	.33%	17.04%	1.34%	4.43%	6.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.47% H	1.52%	1.28%	1.93%	2.13%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$176,327	$222,429	$477,015	$353,955	$254,371	$239,660
Portfolio turnover rate I	27% H	38%	27%	83%	45%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.07	$12.33	$14.17	$14.25	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.10	.22	.18	.28	.31	.26
Net realized and unrealized gain (loss)	(1.75)	(.15)	1.93	.04	.29	.64
Total from investment operations	(1.65)	.07	2.11	.32	.60	.90
Distributions from net investment income	(.02)	(.23)	(.19)	(.28)	(.31)	(.24)
Distributions from net realized gain	(.11)	(.30)	(.17)	(1.88)	(.37)	(.14)
Total distributions	(.13)	(.53)	(.37) C	(2.16)	(.68)	(.38)
Net asset value, end of period	$11.83	$13.61	$14.07	$12.33	$14.17	$14.25
Total Return D,E	(12.17)%	.35%	17.17%	1.37%	4.49%	6.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.51% H	1.56%	1.33%	1.98%	2.19%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$498,623	$567,760	$389,414	$322,946	$309,781	$319,248
Portfolio turnover rate I	27% H	38%	27%	83%	45%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.07
Net realized and unrealized gain (loss)	(1.75)	(.15)	1.12
Total from investment operations	(1.65)	.07	1.19
Distributions from net investment income	(.02)	(.23)	(.16)
Distributions from net realized gain	(.11)	(.30)	(.11)
Total distributions	(.13)	(.53)	(.27)
Net asset value, end of period	$11.83	$13.61	$14.07
Total Return D,E	(12.16)%	.37%	9.06%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06% H
Net investment income (loss)	1.53% H	1.58%	.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$47,053	$46,300	$7,583
Portfolio turnover rate I	27% H	38%	27%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	35.4
Fidelity Series Total Market Index Fund	23.0
Fidelity Series Global ex U.S. Index Fund	15.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Treasury Bill Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $400,099,539)	39,533,350	472,028,195

International Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $329,945,480)	28,698,498	316,831,420

Bond Funds - 43.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	82,852,207	727,442,376
Fidelity Series International Developed Markets Bond Index Fund (a)	12,283,060	104,651,673
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,950,067	71,341,901
TOTAL BOND FUNDS (Cost $1,067,088,575)		903,435,950

Inflation-Protected Bond Funds - 13.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	16,515,795	159,377,422
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,685,011	117,333,241
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $309,011,660)		276,710,663

Short-Term Funds - 4.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $86,636,907)	8,667,613	86,329,423

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,192,782,161)	2,055,335,651
NET OTHER ASSETS (LIABILITIES) - 0.0%	(118,429)
NET ASSETS - 100.0%	2,055,217,222

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	139,358,988	39,041,185	12,499,233	-	(223,177)	(6,300,341)	159,377,422
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	117,449,015	32,287,069	10,140,462	-	(775,614)	(21,486,767)	117,333,241
Fidelity Series Bond Index Fund	875,713,006	39,701,717	101,885,275	8,499,983	(8,791,088)	(77,295,984)	727,442,376
Fidelity Series Global ex U.S. Index Fund	390,260,335	32,621,637	20,443,213	-	(2,272,000)	(83,335,339)	316,831,420
Fidelity Series Inflation-Protected Bond Index Fund	34,119,434	4,468,378	33,840,139	4,393,761	(3,307,303)	(1,440,370)	-
Fidelity Series International Developed Markets Bond Index Fund	98,031,093	24,638,648	8,450,857	159,758	(610,088)	(8,957,123)	104,651,673
Fidelity Series Long-Term Treasury Bond Index Fund	84,035,717	11,710,353	5,428,395	1,006,240	(802,831)	(18,172,943)	71,341,901
Fidelity Series Total Market Index Fund	582,830,013	63,732,500	52,833,845	2,057,195	(4,401,952)	(117,298,521)	472,028,195
Fidelity Series Treasury Bill Index Fund	140,977,398	6,792,667	61,170,580	775,853	(79,241)	(190,821)	86,329,423
	2,462,774,999	254,994,154	306,691,999	16,892,790	(21,263,294)	(334,478,209)	2,055,335,651

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	472,028,195	472,028,195	-	-

International Equity Funds	316,831,420	316,831,420	-	-

Bond Funds	1,180,146,613	1,180,146,613	-	-

Short-Term Funds	86,329,423	86,329,423	-	-
Total Investments in Securities:	2,055,335,651	2,055,335,651	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $2,192,782,161)		2,055,335,651
Total Investment in Securities (cost $2,192,782,161)			$2,055,335,651
Receivable for investments sold			20,239,141
Receivable for fund shares sold			1,881,248
Total assets			2,077,456,040
Liabilities
Payable to custodian bank		88
Payable for investments purchased		20,590,905
Payable for fund shares redeemed		1,512,788
Accrued management fee		135,037
Total Liabilities			22,238,818
Net Assets			$2,055,217,222
Net Assets consist of:
Paid in capital			$2,207,291,145
Total accumulated earnings (loss)			(152,073,923)
Net Assets			$2,055,217,222

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($478,422,928 ÷ 37,706,357 shares)			$12.69
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($1,132,752,335 ÷ 89,354,400 shares)			$12.68
Premier Class :
Net Asset Value , offering price and redemption price per share ($444,041,959 ÷ 35,036,217 shares)			$12.67
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,077,675
Expenses
Management fee	$946,549
Independent trustees' fees and expenses	3,896
Total expenses before reductions	950,445
Expense reductions	(4)
Total expenses after reductions		950,441
Net Investment income (loss)		15,127,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(21,263,294)
Capital gain distributions from underlying funds:
Affiliated issuers	815,115
Total net realized gain (loss)		(20,448,179)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(334,478,209)
Total change in net unrealized appreciation (depreciation)		(334,478,209)
Net gain (loss)		(354,926,388)
Net increase (decrease) in net assets resulting from operations		$(339,799,154)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,127,234	$40,000,255
Net realized gain (loss)	(20,448,179)	21,231,026
Change in net unrealized appreciation (depreciation)	(334,478,209)	(52,808,651)
Net increase (decrease) in net assets resulting from operations	(339,799,154)	8,422,630
Distributions to shareholders	(11,664,986)	(71,529,567)
Share transactions - net increase (decrease)	(55,933,156)	377,629,022
Total increase (decrease) in net assets	(407,397,296)	314,522,085

Net Assets
Beginning of period	2,462,614,518	2,148,092,433
End of period	$2,055,217,222	$2,462,614,518

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$15.12	$12.74	$15.09	$14.92	$14.11
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.19	.29	.32	.27
Net realized and unrealized gain (loss)	(2.16)	(.11)	2.59	(.12)	.33	.83
Total from investment operations	(2.07)	.15	2.78	.17	.65	1.10
Distributions from net investment income	(.02)	(.23)	(.20)	(.29)	(.31)	(.25)
Distributions from net realized gain	(.05)	(.21)	(.19)	(2.23)	(.17)	(.04)
Total distributions	(.07)	(.44)	(.40) C	(2.52)	(.48)	(.29)
Net asset value, end of period	$12.69	$14.83	$15.12	$12.74	$15.09	$14.92
Total Return D,E	(14.00)%	.86%	21.92%	(.17)%	4.55%	7.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.30% H	1.65%	1.32%	1.93%	2.12%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$478,423	$604,032	$1,197,347	$887,110	$721,922	$637,221
Portfolio turnover rate I	23% H	33%	30%	87%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.82	$15.11	$12.73	$15.08	$14.92	$14.10
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.20	.30	.33	.27
Net realized and unrealized gain (loss)	(2.16)	(.10)	2.58	(.12)	.31	.85
Total from investment operations	(2.07)	.16	2.78	.18	.64	1.12
Distributions from net investment income	(.02)	(.24)	(.21)	(.29)	(.32)	(.26)
Distributions from net realized gain	(.05)	(.21)	(.19)	(2.23)	(.17)	(.04)
Total distributions	(.07)	(.45)	(.40)	(2.53) C	(.48) C	(.30)
Net asset value, end of period	$12.68	$14.82	$15.11	$12.73	$15.08	$14.92
Total Return D,E	(14.00)%	.96%	21.98%	(.15)%	4.55%	7.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.34% H	1.69%	1.36%	1.97%	2.18%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,132,752	$1,343,537	$789,557	$677,766	$597,338	$560,428
Portfolio turnover rate I	23% H	33%	30%	87%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.09	.26	.27
Net realized and unrealized gain (loss)	(2.16)	(.10)	1.38
Total from investment operations	(2.07)	.16	1.65
Distributions from net investment income	(.03)	(.25)	(.18)
Distributions from net realized gain	(.05)	(.21)	(.13)
Total distributions	(.07) D	(.46)	(.31)
Net asset value, end of period	$12.67	$14.81	$15.11
Total Return E,F	(14.00)%	.92%	11.98%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	1.36% I	1.71%	2.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$444,042	$515,045	$161,189
Portfolio turnover rate J	23% I	33%	30%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	31.9
Fidelity Series Total Market Index Fund	28.5
Fidelity Series Global ex U.S. Index Fund	19.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.0
Fidelity Series Treasury Bill Index Fund	1.3
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,626,215,998)	162,897,002	1,944,990,206

International Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,383,633,253)	118,332,385	1,306,389,534

Bond Funds - 40.7%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	247,592,313	2,173,860,513
Fidelity Series International Developed Markets Bond Index Fund (a)	40,823,492	347,816,152
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,623,877	254,464,545
TOTAL BOND FUNDS (Cost $3,278,912,717)		2,776,141,210

Inflation-Protected Bond Funds - 10.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	14,270,071	137,706,186
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	71,103,246	568,114,935
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $836,583,460)		705,821,121

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $87,080,051)	8,715,855	86,809,918

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,212,425,479)	6,820,151,989
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,590)
NET ASSETS - 100.0%	6,820,150,399

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	70,215	70,215	17	-	-	-	0.0%
Total	-	70,215	70,215	17	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	95,984,494	53,943,989	6,705,979	-	(39,116)	(5,477,202)	137,706,186
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	577,213,706	154,363,621	54,887,221	-	(3,964,483)	(104,610,688)	568,114,935
Fidelity Series Bond Index Fund	2,701,404,120	117,769,109	382,789,682	25,800,596	(36,440,151)	(226,082,883)	2,173,860,513
Fidelity Series Global ex U.S. Index Fund	1,652,680,145	113,790,502	101,709,728	-	(14,463,387)	(343,907,998)	1,306,389,534
Fidelity Series Inflation-Protected Bond Index Fund	96,158,096	12,433,310	95,335,020	12,251,269	(9,065,102)	(4,191,284)	-
Fidelity Series International Developed Markets Bond Index Fund	336,950,487	82,313,662	38,880,843	543,064	(3,200,735)	(29,366,419)	347,816,152
Fidelity Series Long-Term Treasury Bond Index Fund	305,018,040	41,056,916	22,992,519	3,626,301	(4,771,422)	(63,846,470)	254,464,545
Fidelity Series Total Market Index Fund	2,468,609,849	220,750,916	232,312,945	8,717,645	(10,525,277)	(501,532,337)	1,944,990,206
Fidelity Series Treasury Bill Index Fund	219,694,800	6,679,682	139,308,445	816,432	(141,384)	(114,735)	86,809,918
	8,453,713,737	803,101,707	1,074,922,382	51,755,307	(82,611,057)	(1,279,130,016)	6,820,151,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,944,990,206	1,944,990,206	-	-

International Equity Funds	1,306,389,534	1,306,389,534	-	-

Bond Funds	3,481,962,331	3,481,962,331	-	-

Short-Term Funds	86,809,918	86,809,918	-	-
Total Investments in Securities:	6,820,151,989	6,820,151,989	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $7,212,425,479)		6,820,151,989
Total Investment in Securities (cost $7,212,425,479)			$6,820,151,989
Receivable for investments sold			64,101,774
Receivable for fund shares sold			9,757,125
Distributions receivable from Fidelity Central Funds			17
Total assets			6,894,010,905
Liabilities
Payable to custodian bank		816
Payable for investments purchased		64,271,313
Payable for fund shares redeemed		9,155,141
Accrued management fee		433,236
Total Liabilities			73,860,506
Net Assets			$6,820,150,399
Net Assets consist of:
Paid in capital			$7,282,729,302
Total accumulated earnings (loss)			(462,578,903)
Net Assets			$6,820,150,399

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,415,006,944 ÷ 103,400,084 shares)			$13.68
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($4,082,175,440 ÷ 298,510,998 shares)			$13.68
Premier Class :
Net Asset Value , offering price and redemption price per share ($1,322,968,015 ÷ 96,769,127 shares)			$13.67
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$48,301,146
Income from Fidelity Central Funds		17
Total Income		48,301,163
Expenses
Management fee	$3,158,552
Independent trustees' fees and expenses	13,231
Total expenses before reductions	3,171,783
Expense reductions	(14)
Total expenses after reductions		3,171,769
Net Investment income (loss)		45,129,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(82,611,057)
Capital gain distributions from underlying funds:
Affiliated issuers	3,454,161
Total net realized gain (loss)		(79,156,896)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,279,130,016)
Total change in net unrealized appreciation (depreciation)		(1,279,130,016)
Net gain (loss)		(1,358,286,912)
Net increase (decrease) in net assets resulting from operations		$(1,313,157,518)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,129,394	$142,444,543
Net realized gain (loss)	(79,156,896)	63,412,340
Change in net unrealized appreciation (depreciation)	(1,279,130,016)	(120,458,987)
Net increase (decrease) in net assets resulting from operations	(1,313,157,518)	85,397,896
Distributions to shareholders	(35,124,963)	(237,762,198)
Share transactions - net increase (decrease)	(284,753,957)	1,067,202,171
Total increase (decrease) in net assets	(1,633,036,438)	914,837,869

Net Assets
Beginning of period	8,453,186,837	7,538,348,968
End of period	$6,820,150,399	$8,453,186,837

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$16.54	$13.41	$16.01	$15.69	$14.70
Income from Investment Operations
Net investment income (loss) A,B	.09	.28	.22	.31	.33	.29
Net realized and unrealized gain (loss)	(2.68)	(.02)	3.33	(.31)	.36	.99
Total from investment operations	(2.59)	.26	3.55	- C	.69	1.28
Distributions from net investment income	(.02)	(.26)	(.23)	(.30)	(.32)	(.27)
Distributions from net realized gain	(.05)	(.20)	(.19)	(2.30)	(.05)	(.02)
Total distributions	(.07)	(.46)	(.42)	(2.60)	(.37)	(.29)
Net asset value, end of period	$13.68	$16.34	$16.54	$13.41	$16.01	$15.69
Total Return D,E	(15.91)%	1.46%	26.61%	(1.62)%	4.59%	8.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.15% H	1.66%	1.40%	1.92%	2.12%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,415,007	$1,825,354	$3,660,550	$2,544,746	$1,971,676	$1,638,441
Portfolio turnover rate I	21% H	35%	28%	87%	26%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$16.54	$13.41	$16.01	$15.69	$14.70
Income from Investment Operations
Net investment income (loss) A,B	.09	.29	.22	.31	.34	.30
Net realized and unrealized gain (loss)	(2.66)	(.03)	3.33	(.31)	.36	.99
Total from investment operations	(2.57)	.26	3.55	- C	.70	1.29
Distributions from net investment income	(.02)	(.28)	(.23)	(.31)	(.33)	(.28)
Distributions from net realized gain	(.05)	(.20)	(.19)	(2.30)	(.05)	(.02)
Total distributions	(.07)	(.48)	(.42)	(2.60) D	(.38)	(.30)
Net asset value, end of period	$13.68	$16.32	$16.54	$13.41	$16.01	$15.69
Total Return E,F	(15.79)%	1.44%	26.66%	(1.57)%	4.65%	8.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.19% I	1.70%	1.44%	1.96%	2.18%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$4,082,175	$5,076,226	$3,331,247	$2,713,138	$2,528,449	$2,304,112
Portfolio turnover rate J	21% I	35%	28%	87%	26%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.09	.29	.30
Net realized and unrealized gain (loss)	(2.67)	(.03)	1.88
Total from investment operations	(2.58)	.26	2.18
Distributions from net investment income	(.02)	(.28)	(.20)
Distributions from net realized gain	(.05)	(.20)	(.12)
Total distributions	(.07)	(.48)	(.33) D
Net asset value, end of period	$13.67	$16.32	$16.54
Total Return E,F	(15.85)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	1.21% I	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,322,968	$1,551,607	$546,553
Portfolio turnover rate J	21% I	35%	28%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	32.7
Fidelity Series Bond Index Fund	28.4
Fidelity Series Global ex U.S. Index Fund	22.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,335,298,660)	314,198,968	3,751,535,678

International Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,862,851,507)	228,226,325	2,519,618,629

Bond Funds - 37.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	370,690,251	3,254,660,402
Fidelity Series International Developed Markets Bond Index Fund (a)	67,789,294	577,564,786
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,040,269	483,810,405
TOTAL BOND FUNDS (Cost $5,140,180,696)		4,316,035,593

Inflation-Protected Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,070,452,264)	110,810,680	885,377,336

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,408,783,127)	11,472,567,236
NET OTHER ASSETS (LIABILITIES) - 0.0%	459,756
NET ASSETS - 100.0%	11,473,026,992

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	573,999	573,999	55	-	-	-	0.0%
Total	-	573,999	573,999	55	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	789,481,643	279,652,369	24,116,564	-	(1,531,605)	(158,108,507)	885,377,336
Fidelity Series Bond Index Fund	3,905,070,373	249,125,383	512,102,191	37,978,669	(51,317,042)	(336,116,121)	3,254,660,402
Fidelity Series Global ex U.S. Index Fund	3,024,678,588	262,214,832	90,863,186	-	(9,357,576)	(667,054,029)	2,519,618,629
Fidelity Series Inflation-Protected Bond Index Fund	129,170,269	17,108,939	128,490,576	16,438,807	(12,279,579)	(5,509,053)	-
Fidelity Series International Developed Markets Bond Index Fund	534,381,781	146,504,590	50,199,983	871,960	(5,870,558)	(47,251,044)	577,564,786
Fidelity Series Long-Term Treasury Bond Index Fund	546,054,510	96,335,766	31,926,765	6,724,739	(8,266,631)	(118,386,475)	483,810,405
Fidelity Series Total Market Index Fund	4,523,093,091	467,680,091	276,352,361	16,003,305	(21,747,056)	(941,138,087)	3,751,535,678
Fidelity Series Treasury Bill Index Fund	164,724,284	1,017,232	165,741,516	153,693	(99,373)	99,373	-
	13,616,654,539	1,519,639,202	1,279,793,142	78,171,173	(110,469,420)	(2,273,463,943)	11,472,567,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,751,535,678	3,751,535,678	-	-

International Equity Funds	2,519,618,629	2,519,618,629	-	-

Bond Funds	5,201,412,929	5,201,412,929	-	-
Total Investments in Securities:	11,472,567,236	11,472,567,236	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $12,408,783,127)		11,472,567,236
Total Investment in Securities (cost $12,408,783,127)			$11,472,567,236
Receivable for investments sold			112,800,949
Receivable for fund shares sold			18,609,704
Distributions receivable from Fidelity Central Funds			21
Total assets			11,603,977,910
Liabilities
Payable to custodian bank		8,146
Payable for investments purchased		119,502,825
Payable for fund shares redeemed		10,740,500
Accrued management fee		699,447
Total Liabilities			130,950,918
Net Assets			$11,473,026,992
Net Assets consist of:
Paid in capital			$12,511,685,952
Total accumulated earnings (loss)			(1,038,658,960)
Net Assets			$11,473,026,992

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,038,207,505 ÷ 132,983,169 shares)			$15.33
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($7,099,925,917 ÷ 463,333,005 shares)			$15.32
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,334,893,570 ÷ 152,429,657 shares)			$15.32
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$71,830,241
Income from Fidelity Central Funds		55
Total Income		71,830,296
Expenses
Management fee	$5,103,966
Independent trustees' fees and expenses	21,539
Total expenses before reductions	5,125,505
Expense reductions	(13)
Total expenses after reductions		5,125,492
Net Investment income (loss)		66,704,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(110,469,420)
Capital gain distributions from underlying funds:
Affiliated issuers	6,340,932
Total net realized gain (loss)		(104,128,488)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,273,463,943)
Total change in net unrealized appreciation (depreciation)		(2,273,463,943)
Net gain (loss)		(2,377,592,431)
Net increase (decrease) in net assets resulting from operations		$(2,310,887,627)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,704,804	$225,329,936
Net realized gain (loss)	(104,128,488)	29,982,002
Change in net unrealized appreciation (depreciation)	(2,273,463,943)	(113,051,023)
Net increase (decrease) in net assets resulting from operations	(2,310,887,627)	142,260,915
Distributions to shareholders	(38,984,040)	(295,764,675)
Share transactions - net increase (decrease)	207,061,458	2,813,645,955
Total increase (decrease) in net assets	(2,142,810,209)	2,660,142,195

Net Assets
Beginning of period	13,615,837,201	10,955,695,006
End of period	$11,473,026,992	$13,615,837,201

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.48	$18.52	$14.57	$17.05	$16.67	$15.50
Income from Investment Operations
Net investment income (loss) A,B	.09	.33	.25	.33	.36	.31
Net realized and unrealized gain (loss)	(3.19)	.04 C	4.13	(.54)	.38	1.17
Total from investment operations	(3.10)	.37	4.38	(.21)	.74	1.48
Distributions from net investment income	(.02)	(.30)	(.25)	(.31)	(.34)	(.29)
Distributions from net realized gain	(.03)	(.12)	(.18)	(1.96)	(.03)	(.02)
Total distributions	(.05)	(.41) D	(.43)	(2.27)	(.36) D	(.31)
Net asset value, end of period	$15.33	$18.48	$18.52	$14.57	$17.05	$16.67
Total Return E,F	(16.80)%	1.91%	30.27%	(2.75)%	4.64%	9.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.03% I	1.71%	1.46%	1.93%	2.13%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,038,208	$2,585,678	$5,538,556	$3,443,936	$2,382,206	$1,761,022
Portfolio turnover rate J	20% I	24%	26%	82%	19%	9%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.48	$18.53	$14.57	$17.05	$16.67	$15.50
Income from Investment Operations
Net investment income (loss) A,B	.09	.34	.26	.34	.37	.32
Net realized and unrealized gain (loss)	(3.20)	.04 C	4.14	(.54)	.38	1.17
Total from investment operations	(3.11)	.38	4.40	(.20)	.75	1.49
Distributions from net investment income	(.03)	(.32)	(.26)	(.32)	(.34)	(.30)
Distributions from net realized gain	(.03)	(.12)	(.18)	(1.96)	(.03)	(.02)
Total distributions	(.05) D	(.43) D	(.44)	(2.28)	(.37)	(.32)
Net asset value, end of period	$15.32	$18.48	$18.53	$14.57	$17.05	$16.67
Total Return E,F	(16.84)%	1.96%	30.37%	(2.71)%	4.70%	9.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.07% I	1.75%	1.50%	1.97%	2.19%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$7,099,926	$8,419,298	$4,504,542	$2,966,352	$2,380,799	$1,856,410
Portfolio turnover rate J	20% I	24%	26%	82%	19%	9%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.09	.34	.35
Net realized and unrealized gain (loss)	(3.19)	.05 D	2.38
Total from investment operations	(3.10)	.39	2.73
Distributions from net investment income	(.03)	(.32)	(.23)
Distributions from net realized gain	(.03)	(.12)	(.12)
Total distributions	(.05) E	(.44)	(.35)
Net asset value, end of period	$15.32	$18.47	$18.52
Total Return F,G	(16.79)%	1.98%	16.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06% J
Net investment income (loss)	1.09% J	1.77%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,334,894	$2,610,862	$912,597
Portfolio turnover rate K	20% J	24%	26%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	36.6
Fidelity Series Bond Index Fund	25.6
Fidelity Series Global ex U.S. Index Fund	24.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,854,768,859)	449,154,394	5,362,903,467

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,124,959,593)	326,323,946	3,602,616,368

Bond Funds - 35.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	426,636,243	3,745,866,210
Fidelity Series International Developed Markets Bond Index Fund (a)	85,875,123	731,656,052
Fidelity Series Long-Term Treasury Bond Index Fund (a)	113,829,450	679,561,814
TOTAL BOND FUNDS (Cost $6,144,479,974)		5,157,084,076

Inflation-Protected Bond Funds - 3.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $619,942,299)	64,728,801	517,183,121

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,744,150,725)	14,639,787,032
NET OTHER ASSETS (LIABILITIES) - 0.0%	60,075
NET ASSETS - 100.0%	14,639,847,107

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	218,502	218,502	21	-	-	-	0.0%
Total	-	218,502	218,502	21	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	417,582,533	193,055,828	4,010,476	-	(360,275)	(89,084,489)	517,183,121
Fidelity Series Bond Index Fund	4,372,362,421	373,851,536	560,682,663	43,056,812	(53,528,065)	(386,137,019)	3,745,866,210
Fidelity Series Global ex U.S. Index Fund	4,179,668,637	448,045,374	71,837,923	-	(7,516,621)	(945,743,099)	3,602,616,368
Fidelity Series Inflation-Protected Bond Index Fund	134,757,656	19,089,446	134,733,911	17,717,471	(14,475,812)	(4,637,379)	-
Fidelity Series International Developed Markets Bond Index Fund	659,329,633	194,353,778	55,598,340	1,086,818	(7,568,619)	(58,860,400)	731,656,052
Fidelity Series Long-Term Treasury Bond Index Fund	735,024,329	152,797,352	34,430,273	9,268,529	(10,830,678)	(162,998,916)	679,561,814
Fidelity Series Total Market Index Fund	6,265,275,295	738,609,452	286,028,959	22,200,496	(27,448,026)	(1,327,504,295)	5,362,903,467
Fidelity Series Treasury Bill Index Fund	93,531,191	1,016,486	94,547,677	87,598	(92,331)	92,331	-
	16,857,531,695	2,120,819,252	1,241,870,222	93,417,724	(121,820,427)	(2,974,873,266)	14,639,787,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,362,903,467	5,362,903,467	-	-

International Equity Funds	3,602,616,368	3,602,616,368	-	-

Bond Funds	5,674,267,197	5,674,267,197	-	-
Total Investments in Securities:	14,639,787,032	14,639,787,032	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $15,744,150,725)		14,639,787,032
Total Investment in Securities (cost $15,744,150,725)			$14,639,787,032
Receivable for investments sold			135,882,665
Receivable for fund shares sold			22,108,379
Other receivables			24,829
Total assets			14,797,802,905
Liabilities
Payable to custodian bank		18,734
Payable for investments purchased		146,868,052
Payable for fund shares redeemed		10,182,497
Accrued management fee		861,682
Other payables and accrued expenses		24,833
Total Liabilities			157,955,798
Net Assets			$14,639,847,107
Net Assets consist of:
Paid in capital			$15,857,871,490
Total accumulated earnings (loss)			(1,218,024,383)
Net Assets			$14,639,847,107

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,246,171,672 ÷ 139,740,416 shares)			$16.07
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($9,533,878,711 ÷ 593,304,438 shares)			$16.07
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,859,796,724 ÷ 178,019,392 shares)			$16.06
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$84,621,301
Income from Fidelity Central Funds		21
Total Income		84,621,322
Expenses
Management fee	$6,327,045
Independent trustees' fees and expenses	26,858
Total expenses before reductions	6,353,903
Expense reductions	(16)
Total expenses after reductions		6,353,887
Net Investment income (loss)		78,267,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(121,820,427)
Capital gain distributions from underlying funds:
Affiliated issuers	8,796,423
Total net realized gain (loss)		(113,024,004)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,974,873,266)
Total change in net unrealized appreciation (depreciation)		(2,974,873,266)
Net gain (loss)		(3,087,897,270)
Net increase (decrease) in net assets resulting from operations		$(3,009,629,835)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,267,435	$278,918,749
Net realized gain (loss)	(113,024,004)	30,883,197
Change in net unrealized appreciation (depreciation)	(2,974,873,266)	(65,557,613)
Net increase (decrease) in net assets resulting from operations	(3,009,629,835)	244,244,333
Distributions to shareholders	(45,390,364)	(363,829,645)
Share transactions - net increase (decrease)	838,306,964	3,904,360,091
Total increase (decrease) in net assets	(2,216,713,235)	3,784,774,779

Net Assets
Beginning of period	16,856,560,342	13,071,785,563
End of period	$14,639,847,107	$16,856,560,342

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$19.45	$14.73	$17.99	$17.57	$16.07
Income from Investment Operations
Net investment income (loss) A,B	.08	.35	.27	.34	.38	.33
Net realized and unrealized gain (loss)	(3.47)	.15 C	4.91	(.74)	.41	1.50
Total from investment operations	(3.39)	.50	5.18	(.40)	.79	1.83
Distributions from net investment income	(.02)	(.32)	(.27)	(.33)	(.36)	(.31)
Distributions from net realized gain	(.03)	(.12)	(.19)	(2.53)	(.01)	(.01)
Total distributions	(.05)	(.44)	(.46)	(2.86)	(.37)	(.33) D
Net asset value, end of period	$16.07	$19.51	$19.45	$14.73	$17.99	$17.57
Total Return E,F	(17.40)%	2.47%	35.36%	(4.38)%	4.71%	11.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.95% I	1.74%	1.52%	1.92%	2.14%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,246,172	$2,775,100	$6,036,702	$3,610,892	$2,500,479	$1,856,566
Portfolio turnover rate J	16% I	20%	26%	85%	14%	9%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$19.45	$14.73	$18.00	$17.57	$16.07
Income from Investment Operations
Net investment income (loss) A,B	.09	.36	.28	.35	.39	.34
Net realized and unrealized gain (loss)	(3.48)	.16 C	4.90	(.75)	.42	1.49
Total from investment operations	(3.39)	.52	5.18	(.40)	.81	1.83
Distributions from net investment income	(.02)	(.34)	(.27)	(.34)	(.37)	(.32)
Distributions from net realized gain	(.03)	(.12)	(.19)	(2.53)	(.01)	(.01)
Total distributions	(.05)	(.46)	(.46)	(2.87)	(.38)	(.33)
Net asset value, end of period	$16.07	$19.51	$19.45	$14.73	$18.00	$17.57
Total Return D,E	(17.39)%	2.57%	35.41%	(4.40)%	4.82%	11.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.99% H	1.78%	1.56%	1.96%	2.20%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$9,533,879	$10,927,825	$5,916,521	$3,884,151	$3,269,588	$2,642,936
Portfolio turnover rate I	16% H	20%	26%	85%	14%	9%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.09	.36	.39
Net realized and unrealized gain (loss)	(3.48)	.16 D	2.88
Total from investment operations	(3.39)	.52	3.27
Distributions from net investment income	(.02)	(.34)	(.26)
Distributions from net realized gain	(.03)	(.12)	(.12)
Total distributions	(.05)	(.47) E	(.38)
Net asset value, end of period	$16.06	$19.50	$19.45
Total Return F,G	(17.40)%	2.54%	19.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06% J
Net investment income (loss)	1.01% J	1.80%	2.66% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,859,797	$3,153,635	$1,118,562
Portfolio turnover rate K	16% J	20%	26%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	45.0
Fidelity Series Global ex U.S. Index Fund	30.2
Fidelity Series Bond Index Fund	16.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.5
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 45.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,470,070,680)	485,710,408	5,799,382,271

International Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,572,950,531)	352,257,577	3,888,923,645

Bond Funds - 24.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	238,377,355	2,092,953,177
Fidelity Series International Developed Markets Bond Index Fund (a)	53,298,504	454,103,254
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,433,112	647,345,680
TOTAL BOND FUNDS (Cost $3,847,409,016)		3,194,402,111

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,890,430,227)	12,882,708,027
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,031,622
NET ASSETS - 100.0%	12,883,739,649

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	13,423	976,113	989,536	126	-	-	-	0.0%
Total	13,423	976,113	989,536	126	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	2,348,472,370	298,815,856	314,680,043	23,213,381	(24,397,263)	(215,257,743)	2,092,953,177
Fidelity Series Global ex U.S. Index Fund	4,543,178,782	496,291,136	115,552,238	-	(11,730,500)	(1,023,263,535)	3,888,923,645
Fidelity Series International Developed Markets Bond Index Fund	381,204,453	138,807,398	26,040,790	644,915	(3,680,706)	(36,187,101)	454,103,254
Fidelity Series Long-Term Treasury Bond Index Fund	684,628,552	164,155,827	37,722,771	8,722,522	(13,058,365)	(150,657,563)	647,345,680
Fidelity Series Total Market Index Fund	6,801,946,745	764,154,017	291,983,511	24,099,897	(29,544,955)	(1,445,190,025)	5,799,382,271
	14,759,430,902	1,862,224,234	785,979,353	56,680,715	(82,411,789)	(2,870,555,967)	12,882,708,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,799,382,271	5,799,382,271	-	-

International Equity Funds	3,888,923,645	3,888,923,645	-	-

Bond Funds	3,194,402,111	3,194,402,111	-	-
Total Investments in Securities:	12,882,708,027	12,882,708,027	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $13,890,430,227)		12,882,708,027
Total Investment in Securities (cost $13,890,430,227)			$12,882,708,027
Receivable for investments sold			59,221,715
Receivable for fund shares sold			25,685,321
Distributions receivable from Fidelity Central Funds			36
Total assets			12,967,615,099
Liabilities
Payable to custodian bank		22,417
Payable for investments purchased		72,307,509
Payable for fund shares redeemed		10,835,315
Accrued management fee		710,209
Total Liabilities			83,875,450
Net Assets			$12,883,739,649
Net Assets consist of:
Paid in capital			$13,993,239,661
Total accumulated earnings (loss)			(1,109,500,012)
Net Assets			$12,883,739,649

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,775,758,160 ÷ 100,510,326 shares)			$17.67
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($8,251,611,580 ÷ 467,140,157 shares)			$17.66
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,856,369,909 ÷ 161,705,655 shares)			$17.66
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$47,131,699
Income from Fidelity Central Funds		126
Total Income		47,131,825
Expenses
Management fee	$5,434,242
Independent trustees' fees and expenses	23,486
Total expenses before reductions	5,457,728
Expense reductions	(10)
Total expenses after reductions		5,457,718
Net Investment income (loss)		41,674,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(82,411,789)
Capital gain distributions from underlying funds:
Affiliated issuers	9,549,016
Total net realized gain (loss)		(72,862,773)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,870,555,967)
Total change in net unrealized appreciation (depreciation)		(2,870,555,967)
Net gain (loss)		(2,943,418,740)
Net increase (decrease) in net assets resulting from operations		$(2,901,744,633)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,674,107	$233,306,542
Net realized gain (loss)	(72,862,773)	8,616,123
Change in net unrealized appreciation (depreciation)	(2,870,555,967)	90,665,206
Net increase (decrease) in net assets resulting from operations	(2,901,744,633)	332,587,871
Distributions to shareholders	(24,034,411)	(289,745,899)
Share transactions - net increase (decrease)	1,050,864,805	4,070,232,386
Total increase (decrease) in net assets	(1,874,914,239)	4,113,074,358

Net Assets
Beginning of period	14,758,653,888	10,645,579,530
End of period	$12,883,739,649	$14,758,653,888

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$21.45	$15.20	$19.07	$18.63	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.06	.39	.30	.36	.39	.34
Net realized and unrealized gain (loss)	(4.19)	.44	6.40	(1.26)	.43	1.84
Total from investment operations	(4.13)	.83	6.70	(.90)	.82	2.18
Distributions from net investment income	(.01)	(.34)	(.29)	(.33)	(.37)	(.32)
Distributions from net realized gain	(.02)	(.11)	(.16)	(2.64)	(.01)	(.02)
Total distributions	(.03)	(.45)	(.45)	(2.97)	(.38)	(.34)
Net asset value, end of period	$17.67	$21.83	$21.45	$15.20	$19.07	$18.63
Total Return C,D	(18.92)%	3.76%	44.28%	(7.39)%	4.63%	12.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% G	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.56% G	1.71%	1.56%	1.87%	2.08%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,775,758	$2,174,422	$5,124,327	$2,844,302	$2,003,135	$1,390,826
Portfolio turnover rate H	11% G	15%	24%	80%	10%	7%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$21.46	$15.21	$19.08	$18.64	$16.80
Income from Investment Operations
Net investment income (loss) A,B	.06	.40	.31	.37	.40	.35
Net realized and unrealized gain (loss)	(4.19)	.44	6.39	(1.26)	.43	1.84
Total from investment operations	(4.13)	.84	6.70	(.89)	.83	2.19
Distributions from net investment income	(.02)	(.37)	(.30)	(.34)	(.38)	(.33)
Distributions from net realized gain	(.02)	(.11)	(.16)	(2.64)	(.01)	(.02)
Total distributions	(.04)	(.47) C	(.45) C	(2.98)	(.39)	(.35)
Net asset value, end of period	$17.66	$21.83	$21.46	$15.21	$19.08	$18.64
Total Return D,E	(18.96)%	3.82%	44.31%	(7.33)%	4.69%	13.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.60% H	1.75%	1.60%	1.92%	2.14%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$8,251,612	$9,501,029	$4,357,280	$2,512,748	$2,015,039	$1,522,603
Portfolio turnover rate I	11% H	15%	24%	80%	10%	7%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.06	.40	.45
Net realized and unrealized gain (loss)	(4.18)	.44	3.92
Total from investment operations	(4.12)	.84	4.37
Distributions from net investment income	(.02)	(.37)	(.29)
Distributions from net realized gain	(.02)	(.11)	(.10)
Total distributions	(.04)	(.48)	(.39)
Net asset value, end of period	$17.66	$21.82	$21.46
Total Return D,E	(18.92)%	3.80%	25.06%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06% H
Net investment income (loss)	.62% H	1.77%	2.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,856,370	$3,083,204	$1,163,973
Portfolio turnover rate I	11% H	15%	24%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	52.7
Fidelity Series Global ex U.S. Index Fund	35.4
Fidelity Series Bond Index Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	1.4
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 52.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,278,103,228)	553,228,244	6,605,545,238

International Equity Funds - 35.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,222,837,551)	401,440,234	4,431,900,178

Bond Funds - 11.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	78,635,752	690,421,905
Fidelity Series International Developed Markets Bond Index Fund (a)	19,896,994	169,522,386
Fidelity Series Long-Term Treasury Bond Index Fund (a)	105,972,404	632,655,253
TOTAL BOND FUNDS (Cost $1,851,276,866)		1,492,599,544

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,352,217,645)	12,530,044,960
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,025,418
NET ASSETS - 100.0%	12,531,070,378

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	465,757	465,757	52	-	-	-	0.0%
Total	-	465,757	465,757	52	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	782,065,574	114,227,023	126,866,416	7,577,710	(10,841,018)	(68,163,258)	690,421,905
Fidelity Series Global ex U.S. Index Fund	5,168,441,849	589,720,769	145,264,362	-	(14,601,739)	(1,166,396,339)	4,431,900,178
Fidelity Series International Developed Markets Bond Index Fund	134,510,022	53,723,379	4,366,350	235,169	(568,634)	(13,776,031)	169,522,386
Fidelity Series Long-Term Treasury Bond Index Fund	673,421,369	164,579,123	44,538,042	8,542,672	(15,292,135)	(145,515,062)	632,655,253
Fidelity Series Total Market Index Fund	7,736,502,945	843,055,218	288,441,435	27,393,478	(33,573,694)	(1,651,997,796)	6,605,545,238
	14,494,941,759	1,765,305,512	609,476,605	43,749,029	(74,877,220)	(3,045,848,486)	12,530,044,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,605,545,238	6,605,545,238	-	-

International Equity Funds	4,431,900,178	4,431,900,178	-	-

Bond Funds	1,492,599,544	1,492,599,544	-	-
Total Investments in Securities:	12,530,044,960	12,530,044,960	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $13,352,217,645)		12,530,044,960
Total Investment in Securities (cost $13,352,217,645)			$12,530,044,960
Receivable for investments sold			49,429,594
Receivable for fund shares sold			26,274,249
Distributions receivable from Fidelity Central Funds			28
Total assets			12,605,748,831
Liabilities
Payable to custodian bank		8,889
Payable for investments purchased		65,671,342
Payable for fund shares redeemed		8,345,798
Accrued management fee		652,424
Total Liabilities			74,678,453
Net Assets			$12,531,070,378
Net Assets consist of:
Paid in capital			$13,453,418,653
Total accumulated earnings (loss)			(922,348,275)
Net Assets			$12,531,070,378

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,484,975,011 ÷ 83,779,561 shares)			$17.72
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($8,276,853,314 ÷ 467,301,952 shares)			$17.71
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,769,242,053 ÷ 156,402,938 shares)			$17.71
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$32,895,009
Income from Fidelity Central Funds		52
Total Income		32,895,061
Expenses
Management fee	$5,227,094
Independent trustees' fees and expenses	22,987
Total expenses before reductions	5,250,081
Expense reductions	(18)
Total expenses after reductions		5,250,063
Net Investment income (loss)		27,644,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(74,877,220)
Capital gain distributions from underlying funds:
Affiliated issuers	10,854,020
Total net realized gain (loss)		(64,023,200)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(3,045,848,486)
Total change in net unrealized appreciation (depreciation)		(3,045,848,486)
Net gain (loss)		(3,109,871,686)
Net increase (decrease) in net assets resulting from operations		$(3,082,226,688)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,644,998	$234,678,990
Net realized gain (loss)	(64,023,200)	10,574,246
Change in net unrealized appreciation (depreciation)	(3,045,848,486)	228,919,642
Net increase (decrease) in net assets resulting from operations	(3,082,226,688)	474,172,878
Distributions to shareholders	(18,552,631)	(291,545,504)
Share transactions - net increase (decrease)	1,137,601,067	3,671,639,287
Total increase (decrease) in net assets	(1,963,178,252)	3,854,266,661

Net Assets
Beginning of period	14,494,248,630	10,639,981,969
End of period	$12,531,070,378	$14,494,248,630

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.30	$21.68	$14.77	$19.19	$18.77	$16.90
Income from Investment Operations
Net investment income (loss) A,B	.04	.40	.30	.35	.39	.34
Net realized and unrealized gain (loss)	(4.59)	.69	7.03	(1.43)	.42	1.87
Total from investment operations	(4.55)	1.09	7.33	(1.08)	.81	2.21
Distributions from net investment income	- C	(.36)	(.29)	(.33)	(.38)	(.33)
Distributions from net realized gain	(.02)	(.10)	(.12)	(3.00)	(.01)	(.02)
Total distributions	(.03) D	(.47) D	(.42) D	(3.34) D	(.39)	(.34) D
Net asset value, end of period	$17.72	$22.30	$21.68	$14.77	$19.19	$18.77
Total Return E,F	(20.43)%	4.90%	49.86%	(8.93)%	4.56%	13.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.37% I	1.74%	1.56%	1.82%	2.06%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,484,975	$1,823,668	$4,532,047	$2,405,077	$1,731,927	$1,281,722
Portfolio turnover rate J	9% I	13%	20%	78%	10%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.28	$21.68	$14.77	$19.19	$18.77	$16.89
Income from Investment Operations
Net investment income (loss) A,B	.04	.41	.31	.36	.40	.35
Net realized and unrealized gain (loss)	(4.58)	.68	7.02	(1.43)	.42	1.88
Total from investment operations	(4.54)	1.09	7.33	(1.07)	.82	2.23
Distributions from net investment income	(.01)	(.38)	(.30)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.02)	(.11)	(.12)	(3.00)	(.01)	(.02)
Total distributions	(.03)	(.49)	(.42)	(3.35) C	(.40)	(.35) C
Net asset value, end of period	$17.71	$22.28	$21.68	$14.77	$19.19	$18.77
Total Return D,E	(20.40)%	4.92%	49.89%	(8.89)%	4.61%	13.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.41% H	1.78%	1.60%	1.86%	2.12%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$8,276,853	$9,622,454	$4,910,687	$2,861,535	$2,404,340	$1,929,498
Portfolio turnover rate I	9% H	13%	20%	78%	10%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.04	.41	.47
Net realized and unrealized gain (loss)	(4.57)	.69	4.40
Total from investment operations	(4.53)	1.10	4.87
Distributions from net investment income	(.01)	(.39)	(.30)
Distributions from net realized gain	(.02)	(.11)	(.07)
Total distributions	(.03)	(.50)	(.36) D
Net asset value, end of period	$17.71	$22.27	$21.67
Total Return E,F	(20.36)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	.43% I	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,769,242	$3,048,126	$1,197,248
Portfolio turnover rate J	9% I	13%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,378,518,018)	460,937,601	5,503,594,959

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,404,698,971)	334,478,248	3,692,639,862

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	47,360,741	415,827,310
Fidelity Series International Developed Markets Bond Index Fund (a)	12,351,083	105,231,230
Fidelity Series Long-Term Treasury Bond Index Fund (a)	86,576,441	516,861,351
TOTAL BOND FUNDS (Cost $1,299,027,768)		1,037,919,891

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,082,244,757)	10,234,154,712
NET OTHER ASSETS (LIABILITIES) - 0.0%	96,960
NET ASSETS - 100.0%	10,234,251,672

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	9,885	649,408	659,293	63	-	-	-	0.0%
Total	9,885	649,408	659,293	63	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	553,146,738	63,396,723	149,343,058	4,929,270	(15,271,307)	(36,101,786)	415,827,310
Fidelity Series Global ex U.S. Index Fund	4,183,987,094	577,915,799	98,209,528	-	(10,578,908)	(960,474,595)	3,692,639,862
Fidelity Series International Developed Markets Bond Index Fund	88,395,717	30,902,005	4,875,194	152,125	(692,339)	(8,498,959)	105,231,230
Fidelity Series Long-Term Treasury Bond Index Fund	536,137,809	145,079,791	34,663,946	6,902,374	(13,163,530)	(116,528,773)	516,861,351
Fidelity Series Total Market Index Fund	6,268,624,767	812,739,428	195,517,316	22,193,959	(24,422,205)	(1,357,829,715)	5,503,594,959
	11,630,292,125	1,630,033,746	482,609,042	34,177,728	(64,128,289)	(2,479,433,828)	10,234,154,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,503,594,959	5,503,594,959	-	-

International Equity Funds	3,692,639,862	3,692,639,862	-	-

Bond Funds	1,037,919,891	1,037,919,891	-	-
Total Investments in Securities:	10,234,154,712	10,234,154,712	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $11,082,244,757)		10,234,154,712
Total Investment in Securities (cost $11,082,244,757)			$10,234,154,712
Receivable for investments sold			45,506,978
Receivable for fund shares sold			22,996,653
Distributions receivable from Fidelity Central Funds			20
Total assets			10,302,658,363
Liabilities
Payable to custodian bank		19,303
Payable for investments purchased		57,888,406
Payable for fund shares redeemed		9,974,278
Accrued management fee		524,704
Total Liabilities			68,406,691
Net Assets			$10,234,251,672
Net Assets consist of:
Paid in capital			$11,165,600,050
Total accumulated earnings (loss)			(931,348,378)
Net Assets			$10,234,251,672

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,113,349,439 ÷ 60,593,361 shares)			$18.37
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($6,702,783,574 ÷ 364,863,583 shares)			$18.37
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,418,118,659 ÷ 131,641,464 shares)			$18.37
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,383,895
Income from Fidelity Central Funds		63
Total Income		25,383,958
Expenses
Management fee	$4,186,155
Independent trustees' fees and expenses	18,514
Total expenses before reductions	4,204,669
Expense reductions	(1)
Total expenses after reductions		4,204,668
Net Investment income (loss)		21,179,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(64,128,289)
Capital gain distributions from underlying funds:
Affiliated issuers	8,793,833
Total net realized gain (loss)		(55,334,456)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,479,433,828)
Total change in net unrealized appreciation (depreciation)		(2,479,433,828)
Net gain (loss)		(2,534,768,284)
Net increase (decrease) in net assets resulting from operations		$(2,513,588,994)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,179,290	$185,473,244
Net realized gain (loss)	(55,334,456)	3,042,854
Change in net unrealized appreciation (depreciation)	(2,479,433,828)	169,656,274
Net increase (decrease) in net assets resulting from operations	(2,513,588,994)	358,172,372
Distributions to shareholders	(9,710,296)	(225,996,600)
Share transactions - net increase (decrease)	1,127,806,462	3,346,353,428
Total increase (decrease) in net assets	(1,395,492,828)	3,478,529,200

Net Assets
Beginning of period	11,629,744,500	8,151,215,300
End of period	$10,234,251,672	$11,629,744,500

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.14	$22.49	$15.31	$19.33	$18.91	$17.04
Income from Investment Operations
Net investment income (loss) A,B	.04	.42	.31	.36	.39	.35
Net realized and unrealized gain (loss)	(4.79)	.70	7.29	(1.56)	.43	1.88
Total from investment operations	(4.75)	1.12	7.60	(1.20)	.82	2.23
Distributions from net investment income	- C	(.37)	(.30)	(.33)	(.38)	(.33)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.49)	(.02)	(.03)
Total distributions	(.02) D	(.47)	(.42)	(2.82)	(.40)	(.36)
Net asset value, end of period	$18.37	$23.14	$22.49	$15.31	$19.33	$18.91
Total Return E,F	(20.55)%	4.88%	49.89%	(8.96)%	4.58%	13.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.35% I	1.75%	1.55%	1.85%	2.06%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,113,349	$1,355,157	$3,625,141	$1,810,294	$1,244,020	$872,779
Portfolio turnover rate J	9% I	12%	20%	77%	10%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.14	$22.50	$15.32	$19.33	$18.92	$17.04
Income from Investment Operations
Net investment income (loss) A,B	.04	.43	.31	.37	.40	.36
Net realized and unrealized gain (loss)	(4.79)	.71	7.30	(1.55)	.42	1.89
Total from investment operations	(4.75)	1.14	7.61	(1.18)	.82	2.25
Distributions from net investment income	(.01)	(.40)	(.31)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.49)	(.02)	(.03)
Total distributions	(.02)	(.50)	(.43)	(2.83)	(.41)	(.37)
Net asset value, end of period	$18.37	$23.14	$22.50	$15.32	$19.33	$18.92
Total Return C,D	(20.54)%	4.95%	49.89%	(8.88)%	4.58%	13.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.39% G	1.79%	1.59%	1.89%	2.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,702,784	$7,627,068	$3,397,662	$1,890,160	$1,446,055	$1,062,443
Portfolio turnover rate H	9% G	12%	20%	77%	10%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.04	.43	.49
Net realized and unrealized gain (loss)	(4.78)	.70	4.57
Total from investment operations	(4.74)	1.13	5.06
Distributions from net investment income	(.01)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.10)	(.07)
Total distributions	(.02)	(.50)	(.37) D
Net asset value, end of period	$18.37	$23.13	$22.50
Total Return E,F	(20.50)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	.41% I	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,418,119	$2,647,519	$1,128,413
Portfolio turnover rate J	9% I	12%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,922,443,118)	421,623,480	5,034,184,349

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,017,765,068)	305,949,396	3,377,681,337

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	43,320,773	380,356,386
Fidelity Series International Developed Markets Bond Index Fund (a)	11,297,510	96,254,788
Fidelity Series Long-Term Treasury Bond Index Fund (a)	79,191,439	472,772,892
TOTAL BOND FUNDS (Cost $1,185,111,582)		949,384,066

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,125,319,768)	9,361,249,752
NET OTHER ASSETS (LIABILITIES) - 0.0%	(340,341)
NET ASSETS - 100.0%	9,360,909,411

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	8,806	171,748	180,554	36	-	-	-	0.0%
Total	8,806	171,748	180,554	36	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	495,675,160	65,158,363	133,934,708	4,464,897	(12,825,608)	(33,716,821)	380,356,386
Fidelity Series Global ex U.S. Index Fund	3,749,392,136	593,320,019	84,214,499	-	(9,610,887)	(871,205,432)	3,377,681,337
Fidelity Series International Developed Markets Bond Index Fund	79,218,225	29,626,688	4,255,327	137,278	(615,335)	(7,719,463)	96,254,788
Fidelity Series Long-Term Treasury Bond Index Fund	480,449,918	140,575,624	30,824,713	6,253,688	(12,439,520)	(104,988,417)	472,772,892
Fidelity Series Total Market Index Fund	5,617,492,891	836,278,324	167,593,807	19,916,507	(20,813,271)	(1,231,179,788)	5,034,184,349
	10,422,228,330	1,664,959,018	420,823,054	30,772,370	(56,304,621)	(2,248,809,921)	9,361,249,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,034,184,349	5,034,184,349	-	-

International Equity Funds	3,377,681,337	3,377,681,337	-	-

Bond Funds	949,384,066	949,384,066	-	-
Total Investments in Securities:	9,361,249,752	9,361,249,752	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $10,125,319,768)		9,361,249,752
Total Investment in Securities (cost $10,125,319,768)			$9,361,249,752
Receivable for investments sold			39,420,873
Receivable for fund shares sold			25,650,354
Distributions receivable from Fidelity Central Funds			18
Total assets			9,426,320,997
Liabilities
Payable to custodian bank		33,841
Payable for investments purchased		54,136,477
Payable for fund shares redeemed		10,760,940
Accrued management fee		480,328
Total Liabilities			65,411,586
Net Assets			$9,360,909,411
Net Assets consist of:
Paid in capital			$10,200,991,107
Total accumulated earnings (loss)			(840,081,696)
Net Assets			$9,360,909,411

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($986,603,215 ÷ 53,582,768 shares)			$18.41
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($6,214,666,852 ÷ 337,750,250 shares)			$18.40
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,159,639,344 ÷ 117,387,245 shares)			$18.40
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,880,924
Income from Fidelity Central Funds		36
Total Income		22,880,960
Expenses
Management fee	$3,792,971
Independent trustees' fees and expenses	16,690
Total expenses before reductions	3,809,661
Expense reductions	(5)
Total expenses after reductions		3,809,656
Net Investment income (loss)		19,071,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(56,304,621)
Capital gain distributions from underlying funds:
Affiliated issuers	7,891,446
Total net realized gain (loss)		(48,413,175)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,248,809,921)
Total change in net unrealized appreciation (depreciation)		(2,248,809,921)
Net gain (loss)		(2,297,223,096)
Net increase (decrease) in net assets resulting from operations		$(2,278,151,792)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,071,304	$164,626,363
Net realized gain (loss)	(48,413,175)	2,220,657
Change in net unrealized appreciation (depreciation)	(2,248,809,921)	155,227,014
Net increase (decrease) in net assets resulting from operations	(2,278,151,792)	322,074,034
Distributions to shareholders	(8,332,110)	(202,425,473)
Share transactions - net increase (decrease)	1,225,654,652	2,960,752,208
Total increase (decrease) in net assets	(1,060,829,250)	3,080,400,769

Net Assets
Beginning of period	10,421,738,661	7,341,337,892
End of period	$9,360,909,411	$10,421,738,661

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.19	$22.54	$15.34	$19.41	$19.00	$17.14
Income from Investment Operations
Net investment income (loss) A,B	.04	.42	.31	.36	.39	.35
Net realized and unrealized gain (loss)	(4.80)	.71	7.31	(1.55)	.42	1.90
Total from investment operations	(4.76)	1.13	7.62	(1.19)	.81	2.25
Distributions from net investment income	- C	(.37)	(.30)	(.34)	(.38)	(.33)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.54)	(.02)	(.06)
Total distributions	(.02) D	(.48) D	(.42)	(2.88)	(.40)	(.39)
Net asset value, end of period	$18.41	$23.19	$22.54	$15.34	$19.41	$19.00
Total Return E,F	(20.55)%	4.89%	49.93%	(8.95)%	4.53%	13.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.34% I	1.74%	1.54%	1.84%	2.06%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$986,603	$1,179,926	$3,177,558	$1,524,955	$1,049,434	$739,919
Portfolio turnover rate J	8% I	12%	20%	77%	12%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$22.54	$15.34	$19.41	$19.00	$17.14
Income from Investment Operations
Net investment income (loss) A,B	.04	.42	.31	.37	.40	.36
Net realized and unrealized gain (loss)	(4.79)	.72	7.32	(1.55)	.42	1.90
Total from investment operations	(4.75)	1.14	7.63	(1.18)	.82	2.26
Distributions from net investment income	(.01)	(.40)	(.31)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.01)	(.11)	(.12)	(2.54)	(.02)	(.06)
Total distributions	(.02)	(.51)	(.43)	(2.89) C	(.41)	(.40)
Net asset value, end of period	$18.40	$23.17	$22.54	$15.34	$19.41	$19.00
Total Return D,E	(20.52)%	4.93%	49.96%	(8.91)%	4.59%	13.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.38% H	1.78%	1.59%	1.89%	2.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,214,667	$6,949,488	$3,119,255	$1,815,237	$1,376,687	$1,063,718
Portfolio turnover rate I	8% H	12%	20%	77%	12%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.04	.43	.50
Net realized and unrealized gain (loss)	(4.79)	.71	4.57
Total from investment operations	(4.75)	1.14	5.07
Distributions from net investment income	(.01)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.11)	(.07)
Total distributions	(.02)	(.51)	(.37) D
Net asset value, end of period	$18.40	$23.17	$22.54
Total Return E,F	(20.51)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06% I	.06%	.06% I
Expenses net of fee waivers, if any	.06% I	.06%	.06% I
Expenses net of all reductions	.06% I	.06%	.06% I
Net investment income (loss)	.40% I	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,639	$2,292,324	$1,044,525
Portfolio turnover rate J	8% I	12%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,302,189,646)	271,746,167	3,244,649,233

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,632,490,590)	197,190,716	2,176,985,503

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	27,920,741	245,144,104
Fidelity Series International Developed Markets Bond Index Fund (a)	7,281,436	62,037,836
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,039,855	304,707,935
TOTAL BOND FUNDS (Cost $760,453,889)		611,889,875

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,695,134,125)	6,033,524,611
NET OTHER ASSETS (LIABILITIES) - 0.0%	341,780
NET ASSETS - 100.0%	6,033,866,391

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,119	483,907	485,026	35	-	-	-	0.0%
Total	1,119	483,907	485,026	35	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	304,828,835	52,462,507	82,829,631	2,813,638	(6,936,987)	(22,380,620)	245,144,104
Fidelity Series Global ex U.S. Index Fund	2,306,019,982	475,140,720	47,855,477	-	(5,673,339)	(550,646,383)	2,176,985,503
Fidelity Series International Developed Markets Bond Index Fund	48,732,302	21,249,898	2,682,752	85,795	(386,004)	(4,875,608)	62,037,836
Fidelity Series Long-Term Treasury Bond Index Fund	295,501,456	102,477,403	19,396,173	3,943,458	(8,257,557)	(65,617,194)	304,707,935
Fidelity Series Total Market Index Fund	3,454,957,479	683,611,232	106,346,389	12,284,399	(13,397,002)	(774,176,087)	3,244,649,233
	6,410,040,054	1,334,941,760	259,110,422	19,127,290	(34,650,889)	(1,417,695,892)	6,033,524,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,244,649,233	3,244,649,233	-	-

International Equity Funds	2,176,985,503	2,176,985,503	-	-

Bond Funds	611,889,875	611,889,875	-	-
Total Investments in Securities:	6,033,524,611	6,033,524,611	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $6,695,134,125)		6,033,524,611
Total Investment in Securities (cost $6,695,134,125)			$6,033,524,611
Receivable for investments sold			23,259,219
Receivable for fund shares sold			22,296,856
Distributions receivable from Fidelity Central Funds			17
Total assets			6,079,080,703
Liabilities
Payable to custodian bank		29,592
Payable for investments purchased		36,013,711
Payable for fund shares redeemed		8,856,510
Accrued management fee		314,499
Total Liabilities			45,214,312
Net Assets			$6,033,866,391
Net Assets consist of:
Paid in capital			$6,740,338,719
Total accumulated earnings (loss)			(706,472,328)
Net Assets			$6,033,866,391

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($672,392,475 ÷ 44,447,442 shares)			$15.13
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($4,149,037,176 ÷ 274,105,793 shares)			$15.14
Premier Class :
Net Asset Value , offering price and redemption price per share ($1,212,436,740 ÷ 80,122,639 shares)			$15.13
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,259,887
Income from Fidelity Central Funds		35
Total Income		14,259,922
Expenses
Management fee	$2,419,750
Independent trustees' fees and expenses	10,397
Total expenses before reductions	2,430,147
Expense reductions	(112)
Total expenses after reductions		2,430,035
Net Investment income (loss)		11,829,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(34,650,889)
Capital gain distributions from underlying funds:
Affiliated issuers	4,867,403
Total net realized gain (loss)		(29,783,486)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,417,695,892)
Total change in net unrealized appreciation (depreciation)		(1,417,695,892)
Net gain (loss)		(1,447,479,378)
Net increase (decrease) in net assets resulting from operations		$(1,435,649,491)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,829,887	$97,770,989
Net realized gain (loss)	(29,783,486)	88,254
Change in net unrealized appreciation (depreciation)	(1,417,695,892)	74,103,403
Net increase (decrease) in net assets resulting from operations	(1,435,649,491)	171,962,646
Distributions to shareholders	(4,883,336)	(117,006,432)
Share transactions - net increase (decrease)	1,064,667,731	2,268,983,634
Total increase (decrease) in net assets	(375,865,096)	2,323,939,848

Net Assets
Beginning of period	6,409,731,487	4,085,791,639
End of period	$6,033,866,391	$6,409,731,487

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.05	$18.51	$12.59	$15.33	$15.01	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.03	.34	.26	.28	.31	.28
Net realized and unrealized gain (loss)	(3.94)	.58	5.99	(1.33)	.34	1.49
Total from investment operations	(3.91)	.92	6.25	(1.05)	.65	1.77
Distributions from net investment income	- C	(.31)	(.24)	(.26)	(.30)	(.26)
Distributions from net realized gain	(.01)	(.08)	(.09)	(1.42)	(.03)	(.04)
Total distributions	(.01)	(.38) D	(.33)	(1.69) D	(.33)	(.29) D
Net asset value, end of period	$15.13	$19.05	$18.51	$12.59	$15.33	$15.01
Total Return E,F	(20.52)%	4.88%	49.88%	(8.94)%	4.57%	13.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% I	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% I	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.34% I	1.75%	1.59%	1.83%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$672,392	$781,317	$1,962,061	$867,162	$510,460	$305,192
Portfolio turnover rate J	8% I	12%	21%	74%	11%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$18.53	$12.61	$15.34	$15.02	$13.54
Income from Investment Operations
Net investment income (loss) A,B	.03	.35	.27	.29	.32	.29
Net realized and unrealized gain (loss)	(3.94)	.58	5.99	(1.33)	.34	1.49
Total from investment operations	(3.91)	.93	6.26	(1.04)	.66	1.78
Distributions from net investment income	- C	(.33)	(.25)	(.27)	(.30)	(.26)
Distributions from net realized gain	(.01)	(.08)	(.09)	(1.42)	(.03)	(.04)
Total distributions	(.01)	(.40) D	(.34)	(1.69)	(.34) D	(.30)
Net asset value, end of period	$15.14	$19.06	$18.53	$12.61	$15.34	$15.02
Total Return E,F	(20.50)%	4.92%	49.87%	(8.85)%	4.61%	13.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.38% I	1.79%	1.63%	1.87%	2.12%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$4,149,037	$4,444,575	$1,659,777	$713,027	$516,194	$342,884
Portfolio turnover rate J	8% I	12%	21%	74%	11%	6%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.03	.35	.39
Net realized and unrealized gain (loss)	(3.94)	.60	3.77
Total from investment operations	(3.91)	.95	4.16
Distributions from net investment income	- D	(.33)	(.25)
Distributions from net realized gain	(.01)	(.08)	(.05)
Total distributions	(.02) E	(.41)	(.30)
Net asset value, end of period	$15.13	$19.06	$18.52
Total Return F,G	(20.55)%	4.99%	28.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06% J
Net investment income (loss)	.40% J	1.81%	2.84% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,212,437	$1,183,840	$463,953
Portfolio turnover rate K	8% J	12%	21%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,604,484,641)	127,987,606	1,528,172,021

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,252,276,032)	92,872,488	1,025,312,263

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	13,149,740	115,454,720
Fidelity Series International Developed Markets Bond Index Fund (a)	3,429,302	29,217,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,038,205	143,508,083
TOTAL BOND FUNDS (Cost $355,785,984)		288,180,454

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,212,546,657)	2,841,664,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	190,953
NET ASSETS - 100.0%	2,841,855,691

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,310	82,466	83,776	8	-	-	-	0.0%
Total	1,310	82,466	83,776	8	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	135,420,207	30,280,188	36,814,212	1,288,307	(2,843,789)	(10,587,674)	115,454,720
Fidelity Series Global ex U.S. Index Fund	1,024,569,721	273,253,776	16,654,855	-	(2,018,628)	(253,837,751)	1,025,312,263
Fidelity Series International Developed Markets Bond Index Fund	21,656,004	11,151,756	1,171,165	38,886	(169,849)	(2,249,095)	29,217,651
Fidelity Series Long-Term Treasury Bond Index Fund	131,293,277	54,669,809	8,682,129	1,807,133	(3,665,993)	(30,106,881)	143,508,083
Fidelity Series Total Market Index Fund	1,535,044,017	395,986,660	42,163,884	5,466,376	(5,691,856)	(355,002,916)	1,528,172,021
	2,847,983,226	765,342,189	105,486,245	8,600,702	(14,390,115)	(651,784,317)	2,841,664,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,528,172,021	1,528,172,021	-	-

International Equity Funds	1,025,312,263	1,025,312,263	-	-

Bond Funds	288,180,454	288,180,454	-	-
Total Investments in Securities:	2,841,664,738	2,841,664,738	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $3,212,546,657)		2,841,664,738
Total Investment in Securities (cost $3,212,546,657)			$2,841,664,738
Receivable for investments sold			8,721,556
Receivable for fund shares sold			14,969,845
Distributions receivable from Fidelity Central Funds			7
Total assets			2,865,356,146
Liabilities
Payable to custodian bank		9,279
Payable for investments purchased		18,411,643
Payable for fund shares redeemed		4,928,687
Accrued management fee		150,846
Total Liabilities			23,500,455
Net Assets			$2,841,855,691
Net Assets consist of:
Paid in capital			$3,231,285,626
Total accumulated earnings (loss)			(389,429,935)
Net Assets			$2,841,855,691

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($368,131,384 ÷ 28,737,699 shares)			$12.81
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($1,924,136,956 ÷ 150,158,468 shares)			$12.81
Premier Class :
Net Asset Value , offering price and redemption price per share ($549,587,351 ÷ 42,876,358 shares)			$12.82
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,434,780
Income from Fidelity Central Funds		8
Total Income		6,434,788
Expenses
Management fee	$1,120,985
Independent trustees' fees and expenses	4,692
Total expenses before reductions	1,125,677
Expense reductions	(3)
Total expenses after reductions		1,125,674
Net Investment income (loss)		5,309,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(14,390,115)
Capital gain distributions from underlying funds:
Affiliated issuers	2,165,922
Total net realized gain (loss)		(12,224,193)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(651,784,317)
Total change in net unrealized appreciation (depreciation)		(651,784,317)
Net gain (loss)		(664,008,510)
Net increase (decrease) in net assets resulting from operations		$(658,699,396)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,309,114	$41,435,840
Net realized gain (loss)	(12,224,193)	(541,793)
Change in net unrealized appreciation (depreciation)	(651,784,317)	22,965,741
Net increase (decrease) in net assets resulting from operations	(658,699,396)	63,859,788
Distributions to shareholders	(2,407,180)	(49,042,894)
Share transactions - net increase (decrease)	655,119,172	1,203,015,315
Total increase (decrease) in net assets	(5,987,404)	1,217,832,209

Net Assets
Beginning of period	2,847,843,095	1,630,010,886
End of period	$2,841,855,691	$2,847,843,095

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.13	$15.67	$10.65	$12.49	$12.23	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.02	.29	.23	.24	.26	.24
Net realized and unrealized gain (loss)	(3.33)	.49	5.06	(1.19)	.27	1.21
Total from investment operations	(3.31)	.78	5.29	(.95)	.53	1.45
Distributions from net investment income	- C	(.26)	(.20)	(.21)	(.24)	(.20)
Distributions from net realized gain	(.01)	(.06)	(.07)	(.68)	(.03)	(.06)
Total distributions	(.01)	(.32)	(.27)	(.89)	(.27)	(.26)
Net asset value, end of period	$12.81	$16.13	$15.67	$10.65	$12.49	$12.23
Total Return D,E	(20.52)%	4.87%	49.89%	(8.95)%	4.54%	13.17%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12% H	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	.33% H	1.76%	1.58%	1.85%	2.13%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$368,131	$402,772	$813,216	$323,054	$160,477	$82,123
Portfolio turnover rate I	7% H	12%	24%	67%	15%	7%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.14	$15.68	$10.66	$12.50	$12.23	$11.05
Income from Investment Operations
Net investment income (loss) A,B	.03	.30	.23	.24	.27	.24
Net realized and unrealized gain (loss)	(3.35)	.50	5.07	(1.19)	.27	1.21
Total from investment operations	(3.32)	.80	5.30	(.95)	.54	1.45
Distributions from net investment income	- C	(.27)	(.21)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.01)	(.06)	(.07)	(.68)	(.03)	(.06)
Total distributions	(.01)	(.34) D	(.28)	(.89)	(.27)	(.27)
Net asset value, end of period	$12.81	$16.14	$15.68	$10.66	$12.50	$12.23
Total Return E,F	(20.56)%	4.96%	49.92%	(8.93)%	4.66%	13.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08% I	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	.37% I	1.80%	1.62%	1.90%	2.19%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,924,137	$1,938,419	$633,265	$241,263	$138,092	$73,658
Portfolio turnover rate J	7% I	12%	24%	67%	15%	7%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.03	.30	.32
Net realized and unrealized gain (loss)	(3.34)	.49	3.21
Total from investment operations	(3.31)	.79	3.53
Distributions from net investment income	- D	(.27)	(.21)
Distributions from net realized gain	(.01)	(.06)	(.04)
Total distributions	(.01)	(.34) E	(.25)
Net asset value, end of period	$12.82	$16.14	$15.69
Total Return F,G	(20.49)%	4.91%	28.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06% J
Net investment income (loss)	.39% J	1.82%	2.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$549,587	$506,652	$183,530
Portfolio turnover rate K	7% J	12%	24%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $335,763,677)	24,883,955	297,114,421

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $248,887,170)	18,056,379	199,342,420

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	2,556,467	22,445,781
Fidelity Series International Developed Markets Bond Index Fund (a)	666,698	5,680,267
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,673,350	27,899,900
TOTAL BOND FUNDS (Cost $67,938,136)		56,025,948

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $652,588,983)	552,482,789
NET OTHER ASSETS (LIABILITIES) - 0.0%	13,513
NET ASSETS - 100.0%	552,496,302

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	144	-	144	-	-	-	-	0.0%
Total	144	-	144	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	22,751,030	8,450,740	6,314,272	234,434	(449,383)	(1,992,334)	22,445,781
Fidelity Series Global ex U.S. Index Fund	172,181,203	76,685,324	2,635,337	-	(230,649)	(46,658,121)	199,342,420
Fidelity Series International Developed Markets Bond Index Fund	3,640,969	2,706,237	224,398	6,923	(30,885)	(411,656)	5,680,267
Fidelity Series Long-Term Treasury Bond Index Fund	22,063,342	13,634,769	1,683,859	329,522	(593,762)	(5,520,590)	27,899,900
Fidelity Series Total Market Index Fund	257,973,665	112,445,335	8,056,562	922,121	(1,008,890)	(64,239,127)	297,114,421
	478,610,209	213,922,405	18,914,428	1,493,000	(2,313,569)	(118,821,828)	552,482,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	297,114,421	297,114,421	-	-

International Equity Funds	199,342,420	199,342,420	-	-

Bond Funds	56,025,948	56,025,948	-	-
Total Investments in Securities:	552,482,789	552,482,789	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $652,588,983)		552,482,789
Total Investment in Securities (cost $652,588,983)			$552,482,789
Receivable for investments sold			1,023,962
Receivable for fund shares sold			4,158,056
Total assets			557,664,807
Liabilities
Payable to custodian bank		4,410
Payable for investments purchased		4,274,373
Payable for fund shares redeemed		860,520
Accrued management fee		29,202
Total Liabilities			5,168,505
Net Assets			$552,496,302
Net Assets consist of:
Paid in capital			$655,255,406
Total accumulated earnings (loss)			(102,759,104)
Net Assets			$552,496,302

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($73,612,038 ÷ 7,110,083 shares)			$10.35
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($351,285,585 ÷ 33,926,163 shares)			$10.35
Premier Class :
Net Asset Value , offering price and redemption price per share ($127,598,679 ÷ 12,324,242 shares)			$10.35
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,127,631
Expenses
Management fee	$202,639
Independent trustees' fees and expenses	825
Total expenses before reductions	203,464
Expense reductions	(1)
Total expenses after reductions		203,463
Net Investment income (loss)		924,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,313,569)
Capital gain distributions from underlying funds:
Affiliated issuers	365,369
Total net realized gain (loss)		(1,948,200)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(118,821,828)
Total change in net unrealized appreciation (depreciation)		(118,821,828)
Net gain (loss)		(120,770,028)
Net increase (decrease) in net assets resulting from operations		$(119,845,860)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$924,168	$6,296,449
Net realized gain (loss)	(1,948,200)	(360,656)
Change in net unrealized appreciation (depreciation)	(118,821,828)	(1,264,831)
Net increase (decrease) in net assets resulting from operations	(119,845,860)	4,670,962
Distributions to shareholders	(447,027)	(7,030,508)
Share transactions - net increase (decrease)	194,202,306	297,675,782
Total increase (decrease) in net assets	73,909,419	295,316,236

Net Assets
Beginning of period	478,586,883	183,270,647
End of period	$552,496,302	$478,586,883

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.12	.25
Net realized and unrealized gain (loss)	(2.70)	.38 D	4.15	(1.43)
Total from investment operations	(2.68)	.63	4.27	(1.18)
Distributions from net investment income	- E	(.20)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.04)	(.07)	(.02)
Total distributions	(.01)	(.24)	(.22)	(.22) F
Net asset value, end of period	$10.35	$13.04	$12.65	$8.60
Total Return G,H	(20.56)%	4.87%	49.88%	(12.24)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.12% K	.12%	.12%	.12% K
Expenses net of fee waivers, if any	.12% K	.12%	.12%	.12% K
Expenses net of all reductions	.12% K	.12%	.12%	.12% K
Net investment income (loss)	.31% K	1.88%	1.04%	3.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$73,612	$74,401	$86,437	$15,363
Portfolio turnover rate L	7% K	11%	33%	103% K

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.12	.25
Net realized and unrealized gain (loss)	(2.70)	.38 D	4.15	(1.43)
Total from investment operations	(2.68)	.64	4.27	(1.18)
Distributions from net investment income	- E	(.21)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.04)	(.07)	(.02)
Total distributions	(.01)	(.25)	(.22)	(.22) F
Net asset value, end of period	$10.35	$13.04	$12.65	$8.60
Total Return G,H	(20.55)%	4.95%	49.92%	(12.23)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.08% K	.08%	.08%	.08% K
Expenses net of fee waivers, if any	.08% K	.08%	.08%	.08% K
Expenses net of all reductions	.08% K	.08%	.08%	.08% K
Net investment income (loss)	.35% K	1.92%	1.08%	3.29% K
Supplemental Data
Net assets, end of period (000 omitted)	$351,286	$298,536	$66,985	$9,896
Portfolio turnover rate L	7% K	11%	33%	103% K

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.02	.26	.59
Net realized and unrealized gain (loss)	(2.70)	.38 D	2.25
Total from investment operations	(2.68)	.64	2.84
Distributions from net investment income	- E	(.21)	(.15)
Distributions from net realized gain	(.01)	(.04)	(.03)
Total distributions	(.01)	(.25)	(.18)
Net asset value, end of period	$10.35	$13.04	$12.65
Total Return F,G	(20.55)%	4.96%	28.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06% J	.06%	.06% J
Expenses net of fee waivers, if any	.06% J	.06%	.06% J
Expenses net of all reductions	.06% J	.06%	.06% J
Net investment income (loss)	.37% J	1.94%	6.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$127,599	$105,651	$29,849
Portfolio turnover rate K	7% J	11%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022

1. Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	24,829

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$1,309,601,339	$16,400,327	$(148,287,212)	$(131,886,885)
Fidelity Freedom Index 2005 Fund	252,603,484	5,585,763	(24,646,724)	(19,060,961)
Fidelity Freedom Index 2010 Fund	766,443,711	26,195,931	(70,592,828)	(44,396,897)
Fidelity Freedom Index 2015 Fund	2,204,484,328	84,173,340	(233,322,017)	(149,148,677)
Fidelity Freedom Index 2020 Fund	7,248,127,274	349,493,635	(777,468,920)	(427,975,285)
Fidelity Freedom Index 2025 Fund	12,515,959,485	515,692,514	(1,559,084,763)	(1,043,392,249)
Fidelity Freedom Index 2030 Fund	15,889,628,064	691,159,429	(1,941,000,461)	(1,249,841,032)
Fidelity Freedom Index 2035 Fund	14,021,510,399	620,246,363	(1,759,048,735)	(1,138,802,372)
Fidelity Freedom Index 2040 Fund	13,466,436,806	683,464,652	(1,619,856,498)	(936,391,846)
Fidelity Freedom Index 2045 Fund	11,170,116,130	490,888,582	(1,426,850,000)	(935,961,418)
Fidelity Freedom Index 2050 Fund	10,207,146,334	446,371,528	(1,292,268,110)	(845,896,582)
Fidelity Freedom Index 2055 Fund	6,745,738,407	220,865,470	(933,079,266)	(712,213,796)
Fidelity Freedom Index 2060 Fund	3,234,646,442	82,192,852	(475,174,556)	(392,981,704)
Fidelity Freedom Index 2065 Fund	656,250,146	5,305,870	(109,073,227)	(103,767,357)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to March 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Index Income Fund	$(635,659)
Fidelity Freedom Index 2015 Fund	(446,575)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	174,966,063	170,844,407
Fidelity Freedom Index 2005 Fund	43,780,073	37,269,950
Fidelity Freedom Index 2010 Fund	106,843,427	114,421,983
Fidelity Freedom Index 2015 Fund	254,994,154	306,691,999
Fidelity Freedom Index 2020 Fund	803,101,707	1,074,922,382
Fidelity Freedom Index 2025 Fund	1,519,639,202	1,279,793,142
Fidelity Freedom Index 2030 Fund	2,120,819,252	1,241,870,222
Fidelity Freedom Index 2035 Fund	1,862,224,234	785,979,353
Fidelity Freedom Index 2040 Fund	1,765,305,512	609,476,605
Fidelity Freedom Index 2045 Fund	1,630,033,746	482,609,042
Fidelity Freedom Index 2050 Fund	1,664,959,018	420,823,054
Fidelity Freedom Index 2055 Fund	1,334,941,760	259,110,422
Fidelity Freedom Index 2060 Fund	765,342,189	105,486,245
Fidelity Freedom Index 2065 Fund	213,922,405	18,914,428
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Index Income Fund	22,256,667	603,802
Fidelity Freedom Index 2005 Fund	4,949,577	166,635
Fidelity Freedom Index 2010 Fund	14,191,070	631,236
Fidelity Freedom Index 2015 Fund	29,748,230	1,152,683
Fidelity Freedom Index 2020 Fund	84,251,171	2,931,515
Fidelity Freedom Index 2025 Fund	109,006,154	2,675,858
Fidelity Freedom Index 2030 Fund	107,554,641	2,308,913
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Freedom Index Income Fund	$18	$
Fidelity Freedom Index 2005 Fund	1
Fidelity Freedom Index 2010 Fund	6
Fidelity Freedom Index 2015 Fund	4
Fidelity Freedom Index 2020 Fund	14
Fidelity Freedom Index 2025 Fund	13
Fidelity Freedom Index 2030 Fund	16
Fidelity Freedom Index 2035 Fund	10
Fidelity Freedom Index 2040 Fund	18
Fidelity Freedom Index 2045 Fund	1
Fidelity Freedom Index 2050 Fund	5
Fidelity Freedom Index 2055 Fund	5
Investor Class		4
Institutional Premium Class		80
Premier Class		23
Fidelity Freedom Index 2060 Fund	3
Fidelity Freedom Index 2065 Fund	1
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$1,930,948	$5,394,946
Institutional Premium Class	6,874,231	14,202,717
Premier Class	3,531,434	5,896,397
Total	$12,336,613	$25,494,060
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$450,704	$1,971,108
Institutional Premium Class	1,516,932	5,359,867
Premier Class	191,020	493,212
Total	$2,158,656	$7,824,187
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$2,060,390	$9,206,372
Institutional Premium Class	5,587,635	21,972,614
Premier Class	454,944	1,479,357
Total	$8,102,969	$32,658,343
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$2,781,163	$19,585,383
Institutional Premium Class	6,414,022	38,768,703
Premier Class	2,469,801	13,175,481
Total	$11,664,986	$71,529,567
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$7,325,883	$54,889,794
Institutional Premium Class	21,233,613	143,219,434
Premier Class	6,565,467	39,652,970
Total	$35,124,963	$237,762,198
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$7,001,371	$60,731,557
Institutional Premium Class	24,340,125	181,892,966
Premier Class	7,642,544	53,140,152
Total	$38,984,040	$295,764,675
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$7,093,069	$64,572,151
Institutional Premium Class	29,647,575	234,597,582
Premier Class	8,649,720	64,659,912
Total	$45,390,364	$363,829,645
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$3,278,798	$45,530,507
Institutional Premium Class	15,580,992	185,004,887
Premier Class	5,174,621	59,210,505
Total	$24,034,411	$289,745,899
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$2,137,745	$38,299,288
Institutional Premium Class	12,380,830	192,780,856
Premier Class	4,034,056	60,465,360
Total	$18,552,631	$291,545,504
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$943,714	$27,779,533
Institutional Premium Class	6,435,202	146,966,158
Premier Class	2,331,380	51,250,909
Total	$9,710,296	$225,996,600
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$827,337	$23,949,677
Institutional Premium Class	5,579,752	133,604,581
Premier Class	1,925,021	44,871,215
Total	$8,332,110	$202,425,473
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$503,874	$14,928,491
Institutional Premium Class	3,414,545	80,213,438
Premier Class	964,917	21,864,503
Total	$4,883,336	$117,006,432
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$287,455	$7,097,374
Institutional Premium Class	1,656,669	33,140,534
Premier Class	463,056	8,804,986
Total	$2,407,180	$49,042,894
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$61,449	$1,109,725
Institutional Premium Class	279,233	4,299,113
Premier Class	106,345	1,621,670
Total	$447,027	$7,030,508
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	2,272,674	8,481,393	$26,217,079	$107,435,815
Reinvestment of distributions	156,510	405,350	1,805,011	5,132,886
Shares redeemed	(3,310,302)	(28,504,938)	(38,211,740)	(360,223,936)
Net increase (decrease)	(881,118)	(19,618,195)	$(10,189,650)	$(247,655,235)
Institutional Premium Class
Shares sold	9,337,680	49,575,552	$107,801,721	$625,596,426
Reinvestment of distributions	596,633	1,122,790	6,871,180	14,202,305
Shares redeemed	(10,231,103)	(23,203,204)	(117,739,577)	(292,198,319)
Net increase (decrease)	(296,790)	27,495,138	$(3,066,676)	$347,600,412
Premier Class
Shares sold	4,248,412	23,047,327	$48,475,157	$292,916,276
Reinvestment of distributions	306,960	466,673	3,531,434	5,896,397
Shares redeemed	(2,893,951)	(3,183,861)	(33,156,607)	(40,016,365)
Net increase (decrease)	1,661,421	20,330,139	$18,849,984	$258,796,308
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	388,557	1,966,344	$4,877,000	$27,694,913
Reinvestment of distributions	34,428	136,839	435,165	1,909,546
Shares redeemed	(569,549)	(8,224,180)	(7,222,371)	(115,310,215)
Net increase (decrease)	(146,564)	(6,120,997)	$(1,910,206)	$(85,705,756)
Institutional Premium Class
Shares sold	2,365,107	10,602,908	$29,891,336	$148,404,517
Reinvestment of distributions	120,005	384,063	1,516,859	5,359,861
Shares redeemed	(2,246,927)	(5,215,870)	(28,382,738)	(73,005,068)
Net increase (decrease)	238,185	5,771,101	$3,025,457	$80,759,310
Premier Class
Shares sold	828,916	1,354,970	$10,450,609	$18,878,809
Reinvestment of distributions	15,124	35,321	191,020	493,212
Shares redeemed	(409,705)	(338,396)	(5,170,727)	(4,708,998)
Net increase (decrease)	434,335	1,051,895	$5,470,902	$14,663,023
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	550,136	4,839,851	$7,002,597	$69,231,957
Reinvestment of distributions	154,337	629,142	1,961,617	8,957,156
Shares redeemed	(2,146,687)	(23,046,498)	(27,344,944)	(329,686,734)
Net increase (decrease)	(1,442,214)	(17,577,505)	$(18,380,730)	$(251,497,621)
Institutional Premium Class
Shares sold	4,999,608	30,215,121	$63,739,009	$432,730,529
Reinvestment of distributions	439,603	1,543,158	5,587,355	21,972,507
Shares redeemed	(5,023,309)	(17,715,741)	(63,716,414)	(253,268,269)
Net increase (decrease)	415,902	14,042,538	$5,609,950	$201,434,767
Premier Class
Shares sold	1,015,793	3,790,957	$12,860,226	$54,389,609
Reinvestment of distributions	35,794	103,754	454,944	1,479,357
Shares redeemed	(477,581)	(1,030,719)	(6,094,164)	(14,643,434)
Net increase (decrease)	574,006	2,863,992	$7,221,006	$41,225,532
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	2,077,835	9,632,515	$28,705,942	$149,498,195
Reinvestment of distributions	192,248	1,223,278	2,649,183	18,981,469
Shares redeemed	(5,296,112)	(49,325,988)	(72,904,674)	(763,372,393)
Net increase (decrease)	(3,026,029)	(38,470,195)	$(41,549,549)	$(594,892,729)
Institutional Premium Class
Shares sold	9,013,347	72,324,204	$124,303,926	$1,119,918,590
Reinvestment of distributions	466,090	2,497,214	6,413,399	38,768,136
Shares redeemed	(10,811,639)	(36,385,158)	(148,548,755)	(563,536,135)
Net increase (decrease)	(1,332,202)	38,436,260	$(17,831,430)	$595,150,591
Premier Class
Shares sold	3,758,697	28,204,523	$51,501,111	$440,324,385
Reinvestment of distributions	179,491	846,552	2,469,801	13,175,481
Shares redeemed	(3,675,025)	(4,946,640)	(50,523,089)	(76,128,706)
Net increase (decrease)	263,163	24,104,435	$3,447,823	$377,371,160
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	5,327,410	35,110,862	$80,863,438	$599,390,051
Reinvestment of distributions	456,024	3,058,846	6,854,046	52,438,843
Shares redeemed	(14,117,297)	(147,696,067)	(212,196,319)	(2,511,947,013)
Net increase (decrease)	(8,333,863)	(109,526,359)	$(124,478,835)	$(1,860,118,119)
Institutional Premium Class
Shares sold	32,436,085	256,072,951	$489,040,931	$4,361,352,030
Reinvestment of distributions	1,409,630	8,329,069	21,158,538	142,869,596
Shares redeemed	(46,307,145)	(154,828,095)	(693,547,697)	(2,645,131,560)
Net increase (decrease)	(12,461,430)	109,573,925	$(183,348,228)	$1,859,090,066
Premier Class
Shares sold	10,551,508	73,480,499	$156,901,259	$1,261,881,908
Reinvestment of distributions	437,406	2,305,212	6,565,467	39,652,970
Shares redeemed	(9,304,253)	(13,752,567)	(140,393,620)	(233,304,654)
Net increase (decrease)	1,684,661	62,033,144	$23,073,106	$1,068,230,224
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	9,774,617	56,734,839	$166,511,169	$1,091,306,328
Reinvestment of distributions	387,031	3,016,077	6,548,559	58,529,327
Shares redeemed	(17,058,474)	(218,848,664)	(289,027,684)	(4,184,214,590)
Net increase (decrease)	(6,896,826)	(159,097,748)	$(115,967,956)	$(3,034,378,935)
Institutional Premium Class
Shares sold	63,475,885	359,319,662	$1,078,086,542	$6,891,531,555
Reinvestment of distributions	1,434,720	9,335,797	24,275,517	181,616,864
Shares redeemed	(57,156,388)	(156,142,595)	(963,045,997)	(3,006,248,743)
Net increase (decrease)	7,754,217	212,512,864	$139,316,062	$4,066,899,676
Premier Class
Shares sold	21,369,380	103,732,816	$357,875,844	$2,004,154,818
Reinvestment of distributions	451,954	2,725,958	7,642,544	53,140,152
Shares redeemed	(10,723,143)	(14,391,020)	(181,805,036)	(276,169,756)
Net increase (decrease)	11,098,191	92,067,754	$183,713,352	$1,781,125,214
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	10,987,226	58,229,571	$196,218,315	$1,179,636,160
Reinvestment of distributions	377,905	3,045,743	6,722,921	62,437,318
Shares redeemed	(13,850,954)	(229,481,691)	(246,306,925)	(4,619,212,400)
Net increase (decrease)	(2,485,823)	(168,206,377)	$(43,365,689)	$(3,377,138,922)
Institutional Premium Class
Shares sold	82,550,412	406,093,310	$1,473,997,610	$8,204,133,168
Reinvestment of distributions	1,662,481	11,394,470	29,558,934	234,108,725
Shares redeemed	(51,161,753)	(161,413,837)	(907,025,563)	(3,277,558,518)
Net increase (decrease)	33,051,140	256,073,943	$596,530,981	$5,160,683,375
Premier Class
Shares sold	25,181,706	111,963,713	$443,904,078	$2,276,591,704
Reinvestment of distributions	486,760	3,140,937	8,649,720	64,659,912
Shares redeemed	(9,380,581)	(10,894,011)	(167,412,126)	(220,435,978)
Net increase (decrease)	16,287,885	104,210,639	$285,141,672	$2,120,815,638
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	9,803,119	43,930,772	$194,180,083	$990,304,042
Reinvestment of distributions	158,679	1,925,209	3,125,968	44,207,328
Shares redeemed	(9,050,406)	(185,181,062)	(179,683,331)	(4,137,404,034)
Net increase (decrease)	911,392	(139,325,081)	$17,622,720	$(3,102,892,664)
Institutional Premium Class
Shares sold	70,325,516	335,010,373	$1,390,644,508	$7,523,720,534
Reinvestment of distributions	789,258	8,019,906	15,548,688	184,756,784
Shares redeemed	(39,288,289)	(110,785,911)	(769,354,827)	(2,505,013,424)
Net increase (decrease)	31,826,485	232,244,368	$636,838,369	$5,203,463,894
Premier Class
Shares sold	27,494,134	93,239,380	$536,044,159	$2,108,785,102
Reinvestment of distributions	262,671	2,566,108	5,174,621	59,210,505
Shares redeemed	(7,323,221)	(8,782,168)	(144,815,064)	(198,334,451)
Net increase (decrease)	20,433,584	87,023,320	$396,403,716	$1,969,661,156
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	8,650,486	37,137,861	$173,456,442	$851,345,804
Reinvestment of distributions	101,847	1,579,789	2,031,782	37,071,834
Shares redeemed	(6,764,922)	(165,957,172)	(135,400,065)	(3,762,192,029)
Net increase (decrease)	1,987,411	(127,239,522)	$40,088,159	$(2,873,774,391)
Institutional Premium Class
Shares sold	71,886,571	309,848,319	$1,441,110,940	$7,067,578,292
Reinvestment of distributions	619,604	8,185,724	12,348,723	192,445,348
Shares redeemed	(37,127,130)	(112,622,520)	(738,015,859)	(2,586,606,460)
Net increase (decrease)	35,379,045	205,411,523	$715,443,804	$4,673,417,180
Premier Class
Shares sold	26,513,777	87,721,736	$522,731,721	$2,010,364,701
Reinvestment of distributions	202,513	2,568,160	4,034,056	60,465,360
Shares redeemed	(7,188,897)	(8,662,197)	(144,696,673)	(198,833,563)
Net increase (decrease)	19,527,393	81,627,699	$382,069,104	$1,871,996,498
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	7,163,756	29,133,566	$148,869,919	$692,505,250
Reinvestment of distributions	43,244	1,104,373	895,165	26,889,804
Shares redeemed	(5,170,385)	(132,865,847)	(107,711,318)	(3,125,109,903)
Net increase (decrease)	2,036,615	(102,627,908)	$42,053,766	$(2,405,714,849)
Institutional Premium Class
Shares sold	64,089,226	253,639,369	$1,330,811,824	$6,006,545,154
Reinvestment of distributions	310,333	6,004,169	6,420,806	146,719,719
Shares redeemed	(29,182,637)	(80,992,620)	(601,156,727)	(1,932,159,045)
Net increase (decrease)	35,216,922	178,650,918	$736,075,903	$4,221,105,828
Premier Class
Shares sold	23,227,216	69,062,329	$475,618,724	$1,643,565,007
Reinvestment of distributions	112,682	2,095,498	2,331,380	51,250,909
Shares redeemed	(6,142,124)	(6,870,613)	(128,273,311)	(163,853,467)
Net increase (decrease)	17,197,774	64,287,214	$349,676,793	$1,530,962,449
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	7,081,232	26,391,010	$147,445,779	$628,297,628
Reinvestment of distributions	37,831	951,061	784,604	23,206,532
Shares redeemed	(4,414,660)	(117,454,623)	(91,301,614)	(2,767,122,384)
Net increase (decrease)	2,704,403	(90,112,552)	$56,928,769	$(2,115,618,224)
Institutional Premium Class
Shares sold	65,018,271	230,124,478	$1,352,834,258	$5,460,686,676
Reinvestment of distributions	268,742	5,456,352	5,569,066	133,435,130
Shares redeemed	(27,431,731)	(74,077,303)	(566,826,165)	(1,769,373,835)
Net increase (decrease)	37,855,282	161,503,527	$791,577,159	$3,824,747,971
Premier Class
Shares sold	23,444,542	57,409,710	$481,329,580	$1,365,505,044
Reinvestment of distributions	92,906	1,833,409	1,925,021	44,871,215
Shares redeemed	(5,091,169)	(6,653,247)	(106,105,877)	(158,753,798)
Net increase (decrease)	18,446,279	52,589,872	$377,148,724	$1,251,622,461
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	6,790,337	24,774,112	$116,424,105	$484,585,522
Reinvestment of distributions	27,959	718,074	476,410	14,406,080
Shares redeemed	(3,379,294)	(90,484,552)	(57,374,937)	(1,751,737,816)
Net increase (decrease)	3,439,002	(64,992,366)	$59,525,578	$(1,252,746,214)
Institutional Premium Class
Shares sold	65,136,417	193,036,951	$1,113,957,968	$3,768,032,883
Reinvestment of distributions	199,926	3,977,131	3,408,742	80,133,407
Shares redeemed	(24,392,552)	(53,422,553)	(414,684,798)	(1,051,225,635)
Net increase (decrease)	40,943,791	143,591,529	$702,681,912	$2,796,940,655
Premier Class
Shares sold	22,155,385	41,004,109	$373,688,802	$801,547,188
Reinvestment of distributions	56,627	1,085,106	964,917	21,864,503
Shares redeemed	(4,213,785)	(5,011,662)	(72,193,478)	(98,622,498)
Net increase (decrease)	17,998,227	37,077,553	$302,460,241	$724,789,193
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	6,035,038	17,211,123	$87,615,261	$285,192,120
Reinvestment of distributions	18,558	398,848	267,797	6,786,474
Shares redeemed	(2,279,440)	(44,538,034)	(32,409,777)	(730,002,050)
Net increase (decrease)	3,774,156	(26,928,063)	$55,473,281	$(438,023,456)
Institutional Premium Class
Shares sold	44,395,773	105,032,297	$641,860,951	$1,736,140,469
Reinvestment of distributions	114,622	1,941,239	1,654,003	33,114,426
Shares redeemed	(14,463,167)	(27,238,539)	(208,206,496)	(454,917,094)
Net increase (decrease)	30,047,228	79,734,997	$435,308,458	$1,314,337,801
Premier Class
Shares sold	13,826,174	21,755,126	$198,179,603	$360,975,400
Reinvestment of distributions	32,068	515,720	463,056	8,804,986
Shares redeemed	(2,367,244)	(2,585,003)	(34,305,226)	(43,079,416)
Net increase (decrease)	11,490,998	19,685,843	$164,337,433	$326,700,970
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	2,152,403	5,381,112	$25,235,842	$72,027,618
Reinvestment of distributions	4,825	75,587	56,258	1,041,985
Shares redeemed	(752,163)	(6,585,030)	(8,716,954)	(87,473,204)
Net increase (decrease)	1,405,065	(1,128,331)	$16,575,146	$(14,403,601)
Institutional Premium Class
Shares sold	14,802,096	23,020,455	$172,355,549	$307,762,479
Reinvestment of distributions	23,902	310,708	278,702	4,293,087
Shares redeemed	(3,791,249)	(5,733,491)	(43,984,041)	(77,292,296)
Net increase (decrease)	11,034,749	17,597,672	$128,650,210	$234,763,270
Premier Class
Shares sold	5,011,106	6,820,356	$58,116,206	$91,713,119
Reinvestment of distributions	9,121	117,284	106,345	1,621,670
Shares redeemed	(798,060)	(1,194,861)	(9,245,601)	(16,018,676)
Net increase (decrease)	4,222,167	5,742,779	$48,976,950	$77,316,113
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Income Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	11%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	13%	20%	23%	13%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	13%	14%	16%	13%	12%
Fidelity Series Total Market Index Fund	-%	-%	-%	13%	14%	16%	13%	12%
Fidelity Series Treasury Bill Index Fund	11%	-%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	26%
Fidelity Series Bond Index Fund	89%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	35%
Fidelity Series Long-Term Treasury Bond Index Fund	28%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	35%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity Freedom® Index Income Fund
Investor Class	.12%
Actual		$ 1,000	$ 900.90	$ .57
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 900.90	$ .38
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 901.80	$ .29
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2005 Fund
Investor Class	.12%
Actual		$ 1,000	$ 896.50	$ .57
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 897.30	$ .38
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 896.60	$ .29
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2010 Fund
Investor Class	.12%
Actual		$ 1,000	$ 878.20	$ .57
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 878.30	$ .38
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 878.40	$ .28
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2015 Fund
Investor Class	.12%
Actual		$ 1,000	$ 860.00	$ .56
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 860.00	$ .37
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 860.00	$ .28
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2020 Fund
Investor Class	.12%
Actual		$ 1,000	$ 840.90	$ .55
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 842.10	$ .37
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 841.50	$ .28
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2025 Fund
Investor Class	.12%
Actual		$ 1,000	$ 832.00	$ .55
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 831.60	$ .37
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 832.10	$ .28
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2030 Fund
Investor Class	.12%
Actual		$ 1,000	$ 826.00	$ .55
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 826.10	$ .37
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 826.00	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2035 Fund
Investor Class	.12%
Actual		$ 1,000	$ 810.80	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 810.40	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 810.80	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2040 Fund
Investor Class	.12%
Actual		$ 1,000	$ 795.70	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 796.00	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 796.40	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2045 Fund
Investor Class	.12%
Actual		$ 1,000	$ 794.50	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 794.60	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 795.00	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2050 Fund
Investor Class	.12%
Actual		$ 1,000	$ 794.50	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 794.80	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 794.90	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2055 Fund
Investor Class	.12%
Actual		$ 1,000	$ 794.80	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 795.00	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 794.50	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2060 Fund
Investor Class	.12%
Actual		$ 1,000	$ 794.80	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 794.40	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 795.10	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30
Fidelity Freedom® Index 2065 Fund
Investor Class	.12%
Actual		$ 1,000	$ 794.40	$ .54
Hypothetical- B		$ 1,000	$ 1,024.47	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 794.50	$ .36
Hypothetical- B		$ 1,000	$ 1,024.67	$ .41
Premier Class	.06%
Actual		$ 1,000	$ 794.50	$ .27
Hypothetical- B		$ 1,000	$ 1,024.77	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Premium Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2019, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy.  For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (Institutional Premium Class) of each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom Index 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board. The information considered by the Board reflected the funds' fee structure effective June 1, 2019, as if it was in effect for the entire year.

The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.

The Board compared each fund's class-level management fee rates for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that the class-level management fee rate: (i) ranked equal to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021 for Freedom Index 2005 Fund, Freedom Index 2010 Fund, Freedom Index 2015 Fund, Freedom Index 2020 Fund and Freedom Index Income Fund; and (ii) ranked above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021 for Freedom Index 2025 Fund, Freedom Index 2030 Fund, Freedom Index 2035 Fund, Freedom Index 2040 Fund, Freedom Index 2045 Fund, Freedom Index 2050 Fund, Freedom Index 2055 Fund, Freedom Index 2060 Fund, and Freedom Index 2065 Fund. The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are passively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Institutional Premium Class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contracts. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense (including acquired fund fees and expenses) ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the Institutional Premium Class of each fund ranked below the similar sales load structure group competitive median for 2021. The Board noted that the total net expense ratio of the Institutional Premium Class of each fund ranked below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, and Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, and 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

1.899267.112
FRX-SANN-1122
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2005 Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund

Semi-Annual Report
September 30, 2022

Contents

Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Flex® Freedom Blend Income Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Securitized Fund	8.2
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Treasury Bill Index Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 3.00%	2.4
81.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,702	37,164
Fidelity Series Commodity Strategy Fund (a)	14,059	29,383
Fidelity Series Large Cap Growth Index Fund (a)	1,772	23,619
Fidelity Series Large Cap Stock Fund (a)	1,772	26,170
Fidelity Series Large Cap Value Index Fund (a)	3,943	50,150
Fidelity Series Small Cap Opportunities Fund (a)	1,168	12,594
Fidelity Series Value Discovery Fund (a)	1,347	18,547
TOTAL DOMESTIC EQUITY FUNDS (Cost $225,311)		197,627

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,870	23,186
Fidelity Series Emerging Markets Fund (a)	2,395	17,337
Fidelity Series Emerging Markets Opportunities Fund (a)	10,739	155,936
Fidelity Series International Growth Fund (a)	3,641	46,673
Fidelity Series International Index Fund (a)	2,215	19,692
Fidelity Series International Small Cap Fund (a)	1,019	13,940
Fidelity Series International Value Fund (a)	5,454	46,852
Fidelity Series Overseas Fund (a)	4,944	47,119
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $430,259)		370,735

Bond Funds - 69.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	59,814	577,208
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,143	17,123
Fidelity Series Corporate Bond Fund (a)	25,358	221,372
Fidelity Series Emerging Markets Debt Fund (a)	2,183	14,975
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	625	4,978
Fidelity Series Floating Rate High Income Fund (a)	356	3,097
Fidelity Series Government Bond Index Fund (a)	36,369	332,045
Fidelity Series High Income Fund (a)	1,983	15,626
Fidelity Series International Credit Fund (a)	7	52
Fidelity Series International Developed Markets Bond Index Fund (a)	13,644	116,248
Fidelity Series Investment Grade Bond Fund (a)	34,714	338,806
Fidelity Series Investment Grade Securitized Fund (a)	26,941	236,001
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,212	126,633
Fidelity Series Real Estate Income Fund (a)	893	8,499
TOTAL BOND FUNDS (Cost $2,131,572)		2,012,663

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	68,818	68,818
Fidelity Series Short-Term Credit Fund (a)	5,900	55,934
Fidelity Series Treasury Bill Index Fund (a)	18,365	182,913
TOTAL SHORT-TERM FUNDS (Cost $309,078)		307,665

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,096,220)	2,888,690
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100.0%	2,888,697

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,097	614,518	37,248	-	(851)	(23,308)	577,208
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150	18,712	1,388	-	(31)	(320)	17,123
Fidelity Series Blue Chip Growth Fund	1,939	48,793	8,342	1,338	(800)	(4,426)	37,164
Fidelity Series Canada Fund	1,328	27,783	2,104	-	(216)	(3,605)	23,186
Fidelity Series Commodity Strategy Fund	2,234	73,692	14,875	24,203	(21,251)	(10,417)	29,383
Fidelity Series Corporate Bond Fund	12,233	235,980	8,903	2,532	(685)	(17,253)	221,372
Fidelity Series Emerging Markets Debt Fund	783	16,521	571	284	(142)	(1,616)	14,975
Fidelity Series Emerging Markets Debt Local Currency Fund	255	5,315	249	-	(43)	(300)	4,978
Fidelity Series Emerging Markets Fund	952	20,228	638	-	(162)	(3,043)	17,337
Fidelity Series Emerging Markets Opportunities Fund	8,577	182,442	7,580	-	(1,611)	(25,892)	155,936
Fidelity Series Floating Rate High Income Fund	153	3,078	47	58	(3)	(84)	3,097
Fidelity Series Government Bond Index Fund	17,110	343,832	12,677	1,838	(808)	(15,412)	332,045
Fidelity Series Government Money Market Fund 3.00%	3,791	70,700	5,673	330	-	-	68,818
Fidelity Series High Income Fund	909	16,882	824	291	(82)	(1,259)	15,626
Fidelity Series Inflation-Protected Bond Index Fund	3,009	2,623	5,566	20	70	(136)	-
Fidelity Series International Credit Fund	60	1	-	1	-	(9)	52
Fidelity Series International Developed Markets Bond Index Fund	4,735	121,706	5,836	110	(426)	(3,931)	116,248
Fidelity Series International Growth Fund	2,694	57,235	6,694	-	(443)	(6,119)	46,673
Fidelity Series International Index Fund	1,138	23,868	1,864	-	(185)	(3,265)	19,692
Fidelity Series International Small Cap Fund	842	16,806	1,359	-	(135)	(2,214)	13,940
Fidelity Series International Value Fund	2,710	56,948	3,355	-	(415)	(9,036)	46,852
Fidelity Series Investment Grade Bond Fund	17,995	354,853	12,551	3,430	(880)	(20,611)	338,806
Fidelity Series Investment Grade Securitized Fund	12,610	248,397	9,019	1,829	(577)	(15,410)	236,001
Fidelity Series Large Cap Growth Index Fund	1,222	30,362	5,712	142	(252)	(2,001)	23,619
Fidelity Series Large Cap Stock Fund	1,363	36,075	6,487	1,614	(425)	(4,356)	26,170
Fidelity Series Large Cap Value Index Fund	2,612	66,717	13,002	-	(790)	(5,387)	50,150
Fidelity Series Long-Term Treasury Bond Index Fund	5,590	139,969	4,072	1,099	(620)	(14,234)	126,633
Fidelity Series Overseas Fund	2,719	57,562	5,795	-	(485)	(6,882)	47,119
Fidelity Series Real Estate Income Fund	557	10,603	1,581	454	(64)	(1,016)	8,499
Fidelity Series Short-Term Credit Fund	3,798	58,518	5,344	307	(92)	(946)	55,934
Fidelity Series Small Cap Opportunities Fund	656	15,187	1,526	614	(196)	(1,527)	12,594
Fidelity Series Treasury Bill Index Fund	11,373	187,780	15,851	1,114	(21)	(368)	182,913
Fidelity Series Value Discovery Fund	965	24,414	4,877	-	(306)	(1,649)	18,547
	151,159	3,188,100	211,610	41,608	(32,927)	(206,032)	2,888,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	197,627	197,627	-	-

International Equity Funds	370,735	370,735	-	-

Bond Funds	2,012,663	2,012,663	-	-

Short-Term Funds	307,665	307,665	-	-
Total Investments in Securities:	2,888,690	2,888,690	-	-
Fidelity Flex® Freedom Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $3,096,220)		2,888,690
Total Investment in Securities (cost $3,096,220)			$2,888,690
Cash			3
Receivable for investments sold			31,414
Receivable for fund shares sold			200
Total assets			2,920,307
Liabilities
Payable for investments purchased		$31,610
Total Liabilities			31,610
Net Assets			$2,888,697
Net Assets consist of:
Paid in capital			$3,096,644
Total accumulated earnings (loss)			(207,947)
Net Assets			$2,888,697
Net Asset Value , offering price and redemption price per share ($2,888,697 ÷ 322,845 shares)			$8.95

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,147
Expenses
Independent trustees' fees and expenses	2
Total Expenses		2
Net Investment income (loss)		38,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(32,927)
Capital gain distributions from underlying funds:
Affiliated issuers	3,461
Total net realized gain (loss)		(29,466)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(206,032)
Total change in net unrealized appreciation (depreciation)		(206,032)
Net gain (loss)		(235,498)
Net increase (decrease) in net assets resulting from operations		$(197,353)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,145	$3,509
Net realized gain (loss)	(29,466)	3,300
Change in net unrealized appreciation (depreciation)	(206,032)	(8,484)
Net increase (decrease) in net assets resulting from operations	(197,353)	(1,675)
Distributions to shareholders	(10,473)	(6,523)
Share transactions
Proceeds from sales of shares	3,048,439	32,567
Reinvestment of distributions	10,473	6,523
Cost of shares redeemed	(113,551)	(2,952)
Net increase (decrease) in net assets resulting from share transactions	2,945,361	36,138
Total increase (decrease) in net assets	2,737,535	27,940

Net Assets
Beginning of period	151,162	123,222
End of period	$2,888,697	$151,162

Other Information
Shares
Sold	318,823	3,057
Issued in reinvestment of distributions	1,103	610
Redeemed	(11,968)	(275)
Net increase (decrease)	307,958	3,392

Fidelity Flex® Freedom Blend Income Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.72	$9.79	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.28	.14	.23	.25	.18
Net realized and unrealized gain (loss)	(1.22)	(.33)	1.11	- D	.10	.13
Total from investment operations	(1.04)	(.05)	1.25	.23	.35	.31
Distributions from net investment income	(.04)	(.28)	(.15)	(.24)	(.25)	(.16)
Distributions from net realized gain	(.12)	(.24)	(.17)	(.21)	(.18)	(.06)
Total distributions	(.16)	(.52)	(.32)	(.45)	(.43)	(.22)
Net asset value, end of period	$8.95	$10.15	$10.72	$9.79	$10.01	$10.09
Total Return E	(10.30)%	(.61)%	12.84%	2.17%	3.63%	3.14%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Net investment income (loss)	4.01% H	2.62%	1.37%	2.31%	2.51%	2.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,889	$151	$123	$109	$107	$103
Portfolio turnover rate J	24% H	36%	25%	63%	23%	10% H

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.9
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	11.3
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 3.00%	2.3
79.6

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2005 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 7.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	5,215	52,354
Fidelity Series Commodity Strategy Fund (a)	16,910	35,343
Fidelity Series Large Cap Growth Index Fund (a)	2,496	33,273
Fidelity Series Large Cap Stock Fund (a)	2,496	36,867
Fidelity Series Large Cap Value Index Fund (a)	5,554	70,649
Fidelity Series Small Cap Opportunities Fund (a)	1,646	17,742
Fidelity Series Value Discovery Fund (a)	1,897	26,128
TOTAL DOMESTIC EQUITY FUNDS (Cost $309,547)		272,356

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,415	29,944
Fidelity Series Emerging Markets Fund (a)	2,977	21,552
Fidelity Series Emerging Markets Opportunities Fund (a)	13,350	193,842
Fidelity Series International Growth Fund (a)	4,680	60,003
Fidelity Series International Index Fund (a)	2,844	25,283
Fidelity Series International Small Cap Fund (a)	1,318	18,030
Fidelity Series International Value Fund (a)	7,020	60,304
Fidelity Series Overseas Fund (a)	6,357	60,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $544,411)		469,538

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	67,920	655,430
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,805	38,391
Fidelity Series Corporate Bond Fund (a)	29,946	261,431
Fidelity Series Emerging Markets Debt Fund (a)	2,630	18,044
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	751	5,987
Fidelity Series Floating Rate High Income Fund (a)	430	3,739
Fidelity Series Government Bond Index Fund (a)	42,950	392,132
Fidelity Series High Income Fund (a)	2,385	18,796
Fidelity Series International Credit Fund (a)	7	52
Fidelity Series International Developed Markets Bond Index Fund (a)	16,412	139,831
Fidelity Series Investment Grade Bond Fund (a)	40,996	400,117
Fidelity Series Investment Grade Securitized Fund (a)	31,816	278,709
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,802	154,041
Fidelity Series Real Estate Income Fund (a)	1,073	10,215
TOTAL BOND FUNDS (Cost $2,513,029)		2,376,915

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	80,719	80,719
Fidelity Series Short-Term Credit Fund (a)	6,759	64,072
Fidelity Series Treasury Bill Index Fund (a)	21,113	210,281
TOTAL SHORT-TERM FUNDS (Cost $356,611)		355,072

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,723,598)	3,473,881
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	3,473,885

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,241	754,356	90,286	-	(1,171)	(26,710)	655,430
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	949	48,790	8,489	-	(220)	(2,639)	38,391
Fidelity Series Blue Chip Growth Fund	2,135	75,253	18,453	1,892	(477)	(6,104)	52,354
Fidelity Series Canada Fund	1,294	39,312	5,712	-	(334)	(4,616)	29,944
Fidelity Series Commodity Strategy Fund	1,950	94,651	22,510	29,137	(25,928)	(12,820)	35,343
Fidelity Series Corporate Bond Fund	10,394	305,963	33,978	3,145	(1,662)	(19,286)	261,431
Fidelity Series Emerging Markets Debt Fund	682	21,823	2,313	361	(218)	(1,930)	18,044
Fidelity Series Emerging Markets Debt Local Currency Fund	222	7,020	853	-	(47)	(355)	5,987
Fidelity Series Emerging Markets Fund	869	27,515	2,826	-	(236)	(3,770)	21,552
Fidelity Series Emerging Markets Opportunities Fund	7,826	248,378	28,196	-	(2,097)	(32,069)	193,842
Fidelity Series Floating Rate High Income Fund	133	4,063	356	73	(6)	(95)	3,739
Fidelity Series Government Bond Index Fund	14,540	445,572	48,958	2,283	(2,008)	(17,014)	392,132
Fidelity Series Government Money Market Fund 3.00%	3,104	89,565	11,950	392	-	-	80,719
Fidelity Series High Income Fund	793	22,398	2,814	369	(107)	(1,474)	18,796
Fidelity Series Inflation-Protected Bond Index Fund	2,514	5,515	7,968	14	53	(114)	-
Fidelity Series International Credit Fund	61	-	-	1	-	(9)	52
Fidelity Series International Developed Markets Bond Index Fund	4,108	160,490	19,777	145	(424)	(4,566)	139,831
Fidelity Series International Growth Fund	2,584	80,506	15,015	-	(276)	(7,796)	60,003
Fidelity Series International Index Fund	1,099	33,607	4,956	-	(268)	(4,199)	25,283
Fidelity Series International Small Cap Fund	805	24,068	3,857	-	(104)	(2,882)	18,030
Fidelity Series International Value Fund	2,609	80,711	10,401	-	(687)	(11,928)	60,304
Fidelity Series Investment Grade Bond Fund	15,293	459,984	50,024	4,258	(1,823)	(23,313)	400,117
Fidelity Series Investment Grade Securitized Fund	10,715	321,856	35,277	2,268	(1,293)	(17,292)	278,709
Fidelity Series Large Cap Growth Index Fund	1,346	46,900	12,304	237	(61)	(2,608)	33,273
Fidelity Series Large Cap Stock Fund	1,501	56,002	13,812	2,511	(656)	(6,168)	36,867
Fidelity Series Large Cap Value Index Fund	2,876	103,290	27,062	-	(966)	(7,489)	70,649
Fidelity Series Long-Term Treasury Bond Index Fund	4,944	186,287	19,212	1,415	(1,347)	(16,631)	154,041
Fidelity Series Overseas Fund	2,598	81,029	13,765	-	(508)	(8,774)	60,580
Fidelity Series Real Estate Income Fund	484	13,861	2,831	554	(93)	(1,206)	10,215
Fidelity Series Short-Term Credit Fund	3,109	73,747	11,593	368	(147)	(1,044)	64,072
Fidelity Series Small Cap Opportunities Fund	723	23,506	4,257	865	(130)	(2,100)	17,742
Fidelity Series Treasury Bill Index Fund	9,312	236,662	35,226	1,327	(51)	(416)	210,281
Fidelity Series Value Discovery Fund	1,063	37,950	10,192	-	(378)	(2,315)	26,128
	131,876	4,210,630	575,223	51,615	(43,670)	(249,732)	3,473,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	272,356	272,356	-	-

International Equity Funds	469,538	469,538	-	-

Bond Funds	2,376,915	2,376,915	-	-

Short-Term Funds	355,072	355,072	-	-
Total Investments in Securities:	3,473,881	3,473,881	-	-
Fidelity Flex® Freedom Blend 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $3,723,598)		3,473,881
Total Investment in Securities (cost $3,723,598)			$3,473,881
Receivable for investments sold			35,748
Receivable for fund shares sold			1,902
Total assets			3,511,531
Liabilities
Payable for investments purchased		37,646
Total Liabilities			37,646
Net Assets			$3,473,885
Net Assets consist of:
Paid in capital			$3,716,209
Total accumulated earnings (loss)			(242,324)
Net Assets			$3,473,885
Net Asset Value , offering price and redemption price per share ($3,473,885 ÷ 388,186 shares)			$8.95

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$46,576
Expenses
Independent trustees' fees and expenses	3
Total Expenses		3
Net Investment income (loss)		46,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(43,670)
Capital gain distributions from underlying funds:
Affiliated issuers	5,039
Total net realized gain (loss)		(38,631)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(249,732)
Total change in net unrealized appreciation (depreciation)		(249,732)
Net gain (loss)		(288,363)
Net increase (decrease) in net assets resulting from operations		$(241,790)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,573	$3,465
Net realized gain (loss)	(38,631)	3,933
Change in net unrealized appreciation (depreciation)	(249,732)	(7,949)
Net increase (decrease) in net assets resulting from operations	(241,790)	(551)
Distributions to shareholders	(2,277)	(7,262)
Share transactions
Proceeds from sales of shares	3,936,547	6,698
Reinvestment of distributions	2,277	7,262
Cost of shares redeemed	(352,749)	(673)
Net increase (decrease) in net assets resulting from share transactions	3,586,075	13,287
Total increase (decrease) in net assets	3,342,008	5,474

Net Assets
Beginning of period	131,877	126,403
End of period	$3,473,885	$131,877

Other Information
Shares
Sold	411,795	633
Issued in reinvestment of distributions	238	676
Redeemed	(36,758)	(61)
Net increase (decrease)	375,275	1,248

Fidelity Flex® Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.84	$9.70	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.29	.15	.24	.25	.18
Net realized and unrealized gain (loss)	(1.26)	(.31)	1.36	(.09)	.08	.25
Total from investment operations	(1.08)	(.02)	1.51	.15	.33	.43
Distributions from net investment income	(.02)	(.29)	(.16)	(.25)	(.25)	(.14)
Distributions from net realized gain	(.15)	(.32)	(.21)	(.25)	(.24)	(.08)
Total distributions	(.18) D	(.61)	(.37)	(.50)	(.49)	(.22)
Net asset value, end of period	$8.95	$10.21	$10.84	$9.70	$10.05	$10.21
Total Return E	(10.73)%	(.41)%	15.70%	1.29%	3.43%	4.29%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Net investment income (loss)	3.85% H	2.64%	1.39%	2.31%	2.49%	2.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,474	$132	$126	$109	$108	$104
Portfolio turnover rate J	50% H	36%	25%	65%	23%	13% H

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Government Bond Index Fund	10.2
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Treasury Bill Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
71.5

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	16,836	169,037
Fidelity Series Commodity Strategy Fund (a)	30,757	64,281
Fidelity Series Large Cap Growth Index Fund (a)	8,059	107,429
Fidelity Series Large Cap Stock Fund (a)	8,058	119,014
Fidelity Series Large Cap Value Index Fund (a)	17,931	228,079
Fidelity Series Small Cap Opportunities Fund (a)	5,313	57,271
Fidelity Series Value Discovery Fund (a)	6,126	84,351
TOTAL DOMESTIC EQUITY FUNDS (Cost $936,037)		829,462

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,878	72,890
Fidelity Series Emerging Markets Fund (a)	6,330	45,826
Fidelity Series Emerging Markets Opportunities Fund (a)	28,386	412,169
Fidelity Series International Growth Fund (a)	11,440	146,664
Fidelity Series International Index Fund (a)	6,964	61,910
Fidelity Series International Small Cap Fund (a)	3,206	43,864
Fidelity Series International Value Fund (a)	17,138	147,216
Fidelity Series Overseas Fund (a)	15,536	148,057
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,244,649)		1,078,596

Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	86,766	837,292
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	29,078	232,336
Fidelity Series Corporate Bond Fund (a)	49,377	431,063
Fidelity Series Emerging Markets Debt Fund (a)	4,823	33,084
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,365	10,882
Fidelity Series Floating Rate High Income Fund (a)	790	6,871
Fidelity Series Government Bond Index Fund (a)	70,812	646,516
Fidelity Series High Income Fund (a)	4,336	34,171
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	29,831	254,161
Fidelity Series Investment Grade Bond Fund (a)	67,594	659,722
Fidelity Series Investment Grade Securitized Fund (a)	52,455	459,510
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,305	294,352
Fidelity Series Real Estate Income Fund (a)	1,943	18,494
TOTAL BOND FUNDS (Cost $4,143,577)		3,918,507

Short-Term Funds - 7.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	116,321	116,321
Fidelity Series Short-Term Credit Fund (a)	8,717	82,641
Fidelity Series Treasury Bill Index Fund (a)	28,268	281,550
TOTAL SHORT-TERM FUNDS (Cost $482,296)		480,512

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,806,559)	6,307,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	6,307,076

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,662	1,290,701	428,271	-	(5,167)	(33,633)	837,292
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,813	368,582	113,567	-	(3,261)	(23,231)	232,336
Fidelity Series Blue Chip Growth Fund	3,773	295,949	106,898	6,406	(5,302)	(18,485)	169,037
Fidelity Series Canada Fund	1,732	123,827	38,919	-	(2,723)	(11,027)	72,890
Fidelity Series Commodity Strategy Fund	1,998	216,720	73,698	58,323	(52,616)	(28,123)	64,281
Fidelity Series Corporate Bond Fund	9,674	681,089	223,791	5,698	(5,984)	(29,925)	431,063
Fidelity Series Emerging Markets Debt Fund	697	52,948	16,092	720	(996)	(3,473)	33,084
Fidelity Series Emerging Markets Debt Local Currency Fund	227	17,031	5,566	-	(203)	(607)	10,882
Fidelity Series Emerging Markets Fund	1,026	77,730	23,532	-	(1,403)	(7,995)	45,826
Fidelity Series Emerging Markets Opportunities Fund	9,243	698,713	215,808	-	(12,247)	(67,732)	412,169
Fidelity Series Floating Rate High Income Fund	137	9,910	2,927	145	(73)	(176)	6,871
Fidelity Series Government Bond Index Fund	13,533	990,836	328,145	4,140	(3,795)	(25,913)	646,516
Fidelity Series Government Money Market Fund 3.00%	2,376	161,001	47,056	543	-	-	116,321
Fidelity Series High Income Fund	810	54,532	17,747	736	(920)	(2,504)	34,171
Fidelity Series Inflation-Protected Bond Index Fund	2,167	12,409	14,496	16	15	(95)	-
Fidelity Series International Credit Fund	62	-	-	1	-	(9)	53
Fidelity Series International Developed Markets Bond Index Fund	4,214	392,499	134,355	340	(989)	(7,208)	254,161
Fidelity Series International Growth Fund	3,458	256,566	92,295	-	(3,400)	(17,665)	146,664
Fidelity Series International Index Fund	1,472	106,584	34,301	-	(2,221)	(9,624)	61,910
Fidelity Series International Small Cap Fund	1,077	77,501	26,659	-	(1,471)	(6,584)	43,864
Fidelity Series International Value Fund	3,493	255,905	78,121	-	(6,907)	(27,154)	147,216
Fidelity Series Investment Grade Bond Fund	14,232	1,025,382	338,155	7,704	(5,946)	(35,791)	659,722
Fidelity Series Investment Grade Securitized Fund	9,972	717,873	238,058	4,101	(3,771)	(26,506)	459,510
Fidelity Series Large Cap Growth Index Fund	2,378	185,370	71,588	1,030	(1,422)	(7,309)	107,429
Fidelity Series Large Cap Stock Fund	2,652	218,942	79,225	7,752	(4,002)	(19,353)	119,014
Fidelity Series Large Cap Value Index Fund	5,082	403,409	150,921	-	(6,093)	(23,398)	228,079
Fidelity Series Long-Term Treasury Bond Index Fund	5,328	472,892	149,661	2,986	(3,886)	(30,321)	294,352
Fidelity Series Overseas Fund	3,477	256,912	87,763	-	(4,713)	(19,856)	148,057
Fidelity Series Real Estate Income Fund	496	33,669	13,055	1,103	(461)	(2,155)	18,494
Fidelity Series Short-Term Credit Fund	2,381	128,428	46,654	518	(269)	(1,245)	82,641
Fidelity Series Small Cap Opportunities Fund	1,277	97,251	33,263	2,927	(1,618)	(6,376)	57,271
Fidelity Series Treasury Bill Index Fund	7,129	416,430	141,387	1,839	(141)	(481)	281,550
Fidelity Series Value Discovery Fund	1,878	149,730	58,087	-	(1,984)	(7,186)	84,351
	134,926	10,247,321	3,430,061	107,028	(143,969)	(501,140)	6,307,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	829,462	829,462	-	-

International Equity Funds	1,078,596	1,078,596	-	-

Bond Funds	3,918,507	3,918,507	-	-

Short-Term Funds	480,512	480,512	-	-
Total Investments in Securities:	6,307,077	6,307,077	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $6,806,559)		6,307,077
Total Investment in Securities (cost $6,806,559)			$6,307,077
Receivable for investments sold			77,664
Receivable for fund shares sold			1,943
Total assets			6,386,684
Liabilities
Payable for investments purchased		79,608
Total Liabilities			79,608
Net Assets			$6,307,076
Net Assets consist of:
Paid in capital			$6,844,162
Total accumulated earnings (loss)			(537,086)
Net Assets			$6,307,076
Net Asset Value , offering price and redemption price per share ($6,307,076 ÷ 709,556 shares)			$8.89

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$90,902
Expenses
Independent trustees' fees and expenses	6
Total Expenses		6
Net Investment income (loss)		90,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(143,969)
Capital gain distributions from underlying funds:
Affiliated issuers	16,126
Total net realized gain (loss)		(127,843)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(501,140)
Total change in net unrealized appreciation (depreciation)		(501,140)
Net gain (loss)		(628,983)
Net increase (decrease) in net assets resulting from operations		$(538,087)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,896	$3,639
Net realized gain (loss)	(127,843)	4,950
Change in net unrealized appreciation (depreciation)	(501,140)	(8,545)
Net increase (decrease) in net assets resulting from operations	(538,087)	44
Distributions to shareholders	(2,653)	(8,595)
Share transactions
Proceeds from sales of shares	9,656,458	3,866
Reinvestment of distributions	2,653	8,595
Cost of shares redeemed	(2,946,220)	(40)
Net increase (decrease) in net assets resulting from share transactions	6,712,891	12,421
Total increase (decrease) in net assets	6,172,151	3,870

Net Assets
Beginning of period	134,925	131,055
End of period	$6,307,076	$134,925

Other Information
Shares
Sold	1,009,136	361
Issued in reinvestment of distributions	276	784
Redeemed	(312,851)	(4)
Net increase (decrease)	696,561	1,141

Fidelity Flex® Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$11.06	$9.52	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.30	.15	.24	.25	.19
Net realized and unrealized gain (loss)	(1.46)	(.27)	1.82	(.24)	.07	.33
Total from investment operations	(1.29)	.03	1.97	- D	.32	.52
Distributions from net investment income	(.02)	(.30)	(.17)	(.25)	(.25)	(.15)
Distributions from net realized gain	(.18)	(.41)	(.27)	(.30)	(.29)	(.10)
Total distributions	(.20)	(.71)	(.43) E	(.55)	(.53) E	(.24) E
Net asset value, end of period	$8.89	$10.38	$11.06	$9.52	$10.07	$10.28
Total Return F	(12.55)%	.02%	20.94%	(.34)%	3.40%	5.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I,J	-% J	-% J	-% J	-% J	-% I
Expenses net of fee waivers, if any	-% I,J	-% J	-% J	-% J	-% J	-% I
Expenses net of all reductions	-% I,J	-% J	-% J	-% J	-% J	-% I
Net investment income (loss)	3.77% I	2.67%	1.45%	2.32%	2.46%	2.22% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,307	$135	$131	$108	$109	$105
Portfolio turnover rate K	150% I	33%	26%	65%	23%	13% I

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
67.0

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	54,079	542,953
Fidelity Series Commodity Strategy Fund (a)	68,192	142,522
Fidelity Series Large Cap Growth Index Fund (a)	25,886	345,064
Fidelity Series Large Cap Stock Fund (a)	25,881	382,265
Fidelity Series Large Cap Value Index Fund (a)	57,595	732,607
Fidelity Series Small Cap Opportunities Fund (a)	17,064	183,949
Fidelity Series Value Discovery Fund (a)	19,676	270,942
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,915,647)		2,600,302

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,471	204,239
Fidelity Series Emerging Markets Fund (a)	16,105	116,602
Fidelity Series Emerging Markets Opportunities Fund (a)	72,228	1,048,746
Fidelity Series International Growth Fund (a)	32,045	410,815
Fidelity Series International Index Fund (a)	19,513	173,471
Fidelity Series International Small Cap Fund (a)	8,992	123,013
Fidelity Series International Value Fund (a)	48,004	412,356
Fidelity Series Overseas Fund (a)	43,516	414,708
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,361,177)		2,903,950

Bond Funds - 55.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	111,009	1,071,233
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	109,731	876,747
Fidelity Series Corporate Bond Fund (a)	98,174	857,063
Fidelity Series Emerging Markets Debt Fund (a)	10,687	73,313
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,026	24,119
Fidelity Series Floating Rate High Income Fund (a)	1,733	15,077
Fidelity Series Government Bond Index Fund (a)	140,806	1,285,555
Fidelity Series High Income Fund (a)	9,609	75,716
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	66,121	563,348
Fidelity Series Investment Grade Bond Fund (a)	134,397	1,311,711
Fidelity Series Investment Grade Securitized Fund (a)	104,294	913,616
Fidelity Series Long-Term Treasury Bond Index Fund (a)	114,853	685,672
Fidelity Series Real Estate Income Fund (a)	4,312	41,046
TOTAL BOND FUNDS (Cost $8,296,625)		7,794,270

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	101,137	101,137
Fidelity Series Short-Term Credit Fund (a)	10,502	99,557
Fidelity Series Treasury Bill Index Fund (a)	46,421	462,349
TOTAL SHORT-TERM FUNDS (Cost $665,320)		663,043

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,238,769)	13,961,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	13,961,568

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,607	1,383,808	276,387	-	(2,335)	(43,460)	1,071,233
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,300	1,190,166	224,418	-	(2,804)	(94,497)	876,747
Fidelity Series Blue Chip Growth Fund	6,799	781,601	178,685	19,041	(4,443)	(62,319)	542,953
Fidelity Series Canada Fund	2,683	289,500	54,049	-	(2,831)	(31,064)	204,239
Fidelity Series Commodity Strategy Fund	2,518	426,612	121,514	122,036	(115,974)	(49,120)	142,522
Fidelity Series Corporate Bond Fund	10,953	1,157,552	243,875	10,432	(4,785)	(62,782)	857,063
Fidelity Series Emerging Markets Debt Fund	875	98,954	17,484	1,469	(946)	(8,086)	73,313
Fidelity Series Emerging Markets Debt Local Currency Fund	285	31,831	6,302	-	(231)	(1,464)	24,119
Fidelity Series Emerging Markets Fund	1,467	166,291	29,142	-	(1,664)	(20,350)	116,602
Fidelity Series Emerging Markets Opportunities Fund	13,222	1,481,468	258,618	-	(12,981)	(174,345)	1,048,746
Fidelity Series Floating Rate High Income Fund	172	18,391	3,037	295	(56)	(393)	15,077
Fidelity Series Government Bond Index Fund	15,320	1,684,559	355,073	7,582	(4,758)	(54,493)	1,285,555
Fidelity Series Government Money Market Fund 3.00%	1,928	135,352	36,143	599	-	-	101,137
Fidelity Series High Income Fund	1,020	102,365	20,975	1,502	(796)	(5,898)	75,716
Fidelity Series Inflation-Protected Bond Index Fund	2,274	24,097	26,249	27	(24)	(98)	-
Fidelity Series International Credit Fund	62	1	-	1	-	(9)	54
Fidelity Series International Developed Markets Bond Index Fund	5,364	738,567	161,686	631	(1,601)	(17,296)	563,348
Fidelity Series International Growth Fund	5,379	598,160	138,366	-	(3,965)	(50,393)	410,815
Fidelity Series International Index Fund	2,277	246,870	45,201	-	(2,650)	(27,825)	173,471
Fidelity Series International Small Cap Fund	1,682	179,931	38,125	-	(1,474)	(19,001)	123,013
Fidelity Series International Value Fund	5,454	593,640	99,883	-	(8,009)	(78,846)	412,356
Fidelity Series Investment Grade Bond Fund	16,115	1,743,363	367,609	14,128	(5,477)	(74,681)	1,311,711
Fidelity Series Investment Grade Securitized Fund	11,291	1,217,781	256,186	7,535	(3,506)	(55,764)	913,616
Fidelity Series Large Cap Growth Index Fund	4,286	489,761	123,057	2,745	(1,502)	(24,424)	345,064
Fidelity Series Large Cap Stock Fund	4,780	581,371	135,149	22,917	(6,114)	(62,623)	382,265
Fidelity Series Large Cap Value Index Fund	9,158	1,064,124	252,706	-	(10,914)	(77,055)	732,607
Fidelity Series Long-Term Treasury Bond Index Fund	7,061	927,199	171,777	6,398	(2,300)	(74,511)	685,672
Fidelity Series Overseas Fund	5,427	599,860	127,766	-	(5,931)	(56,882)	414,708
Fidelity Series Real Estate Income Fund	622	62,946	17,157	2,307	(598)	(4,767)	41,046
Fidelity Series Short-Term Credit Fund	1,932	135,821	36,413	564	(168)	(1,615)	99,557
Fidelity Series Small Cap Opportunities Fund	2,301	263,030	58,602	8,692	(1,198)	(21,582)	183,949
Fidelity Series Treasury Bill Index Fund	5,785	570,486	113,209	2,032	(98)	(615)	462,349
Fidelity Series Value Discovery Fund	3,384	396,166	100,616	-	(4,450)	(23,542)	270,942
	169,783	19,381,624	4,095,459	230,933	(214,583)	(1,279,800)	13,961,565

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,600,302	2,600,302	-	-

International Equity Funds	2,903,950	2,903,950	-	-

Bond Funds	7,794,270	7,794,270	-	-

Short-Term Funds	663,043	663,043	-	-
Total Investments in Securities:	13,961,565	13,961,565	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $15,238,769)		13,961,565
Total Investment in Securities (cost $15,238,769)			$13,961,565
Receivable for investments sold			201,807
Receivable for fund shares sold			3,693
Total assets			14,167,065
Liabilities
Payable for investments purchased		205,497
Total Liabilities			205,497
Net Assets			$13,961,568
Net Assets consist of:
Paid in capital			$15,223,321
Total accumulated earnings (loss)			(1,261,753)
Net Assets			$13,961,568
Net Asset Value , offering price and redemption price per share ($13,961,568 ÷ 1,566,970 shares)			$8.91

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$183,894
Expenses
Independent trustees' fees and expenses	11
Total Expenses		11
Net Investment income (loss)		183,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(214,583)
Capital gain distributions from underlying funds:
Affiliated issuers	47,039
Total net realized gain (loss)		(167,544)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,279,800)
Total change in net unrealized appreciation (depreciation)		(1,279,800)
Net gain (loss)		(1,447,344)
Net increase (decrease) in net assets resulting from operations		$(1,263,461)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,883	$4,117
Net realized gain (loss)	(167,544)	5,749
Change in net unrealized appreciation (depreciation)	(1,279,800)	(10,063)
Net increase (decrease) in net assets resulting from operations	(1,263,461)	(197)
Distributions to shareholders	(3,166)	(9,990)
Share transactions
Proceeds from sales of shares	18,180,248	34,434
Reinvestment of distributions	3,166	9,990
Cost of shares redeemed	(3,125,001)	(233)
Net increase (decrease) in net assets resulting from share transactions	15,058,413	44,191
Total increase (decrease) in net assets	13,791,786	34,004

Net Assets
Beginning of period	169,782	135,778
End of period	$13,961,568	$169,782

Other Information
Shares
Sold	1,872,774	3,087
Issued in reinvestment of distributions	325	887
Redeemed	(322,110)	(21)
Net increase (decrease)	1,550,989	3,953

Fidelity Flex® Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$11.29	$9.35	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.31	.16	.24	.24	.19
Net realized and unrealized gain (loss)	(1.69)	(.22)	2.27	(.39)	.08	.42
Total from investment operations	(1.52)	.09	2.43	(.15)	.32	.61
Distributions from net investment income	(.02)	(.30)	(.17)	(.25)	(.24)	(.15)
Distributions from net realized gain	(.18)	(.46)	(.31)	(.34)	(.33)	(.11)
Total distributions	(.19) D	(.76)	(.49) D	(.59)	(.58) D	(.26)
Net asset value, end of period	$8.91	$10.62	$11.29	$9.35	$10.09	$10.35
Total Return E	(14.43)%	.49%	26.24%	(1.91)%	3.37%	6.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	-% I	-% H
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	-% I	-% H
Net investment income (loss)	3.74% H	2.72%	1.50%	2.34%	2.43%	2.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,962	$170	$136	$108	$110	$106
Portfolio turnover rate J	86% H	32%	26%	66%	23%	14% H

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Large Cap Value Index Fund	6.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Blue Chip Growth Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	231,486	2,324,117
Fidelity Series Commodity Strategy Fund (a)	222,637	465,312
Fidelity Series Large Cap Growth Index Fund (a)	110,806	1,477,038
Fidelity Series Large Cap Stock Fund (a)	110,793	1,636,408
Fidelity Series Large Cap Value Index Fund (a)	246,520	3,135,731
Fidelity Series Small Cap Opportunities Fund (a)	73,039	787,357
Fidelity Series Value Discovery Fund (a)	84,220	1,159,709
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,322,804)		10,985,672

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	64,949	805,373
Fidelity Series Emerging Markets Fund (a)	59,435	430,310
Fidelity Series Emerging Markets Opportunities Fund (a)	266,549	3,870,298
Fidelity Series International Growth Fund (a)	126,385	1,620,252
Fidelity Series International Index Fund (a)	76,940	683,997
Fidelity Series International Small Cap Fund (a)	35,393	484,179
Fidelity Series International Value Fund (a)	189,561	1,628,333
Fidelity Series Overseas Fund (a)	171,631	1,635,642
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,948,166)		11,158,384

Bond Funds - 49.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,969	926,102
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	503,013	4,019,076
Fidelity Series Corporate Bond Fund (a)	283,763	2,477,254
Fidelity Series Emerging Markets Debt Fund (a)	34,865	239,177
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,871	78,673
Fidelity Series Floating Rate High Income Fund (a)	5,747	50,000
Fidelity Series Government Bond Index Fund (a)	406,982	3,715,744
Fidelity Series High Income Fund (a)	31,344	246,991
Fidelity Series International Credit Fund (a)	8	65
Fidelity Series International Developed Markets Bond Index Fund (a)	215,689	1,837,670
Fidelity Series Investment Grade Bond Fund (a)	388,458	3,791,353
Fidelity Series Investment Grade Securitized Fund (a)	301,437	2,640,587
Fidelity Series Long-Term Treasury Bond Index Fund (a)	393,432	2,348,791
Fidelity Series Real Estate Income Fund (a)	13,828	131,645
TOTAL BOND FUNDS (Cost $24,128,074)		22,503,128

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	397,047	397,047
Fidelity Series Short-Term Credit Fund (a)	5,854	55,493
Fidelity Series Treasury Bill Index Fund (a)	38,943	387,868
TOTAL SHORT-TERM FUNDS (Cost $841,503)		840,408

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $50,240,547)	45,487,592
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	45,487,597

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,970	1,075,529	114,068	-	(948)	(37,381)	926,102
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,212	5,214,116	736,614	-	(20,144)	(456,494)	4,019,076
Fidelity Series Blue Chip Growth Fund	13,744	3,133,433	525,260	81,676	(22,615)	(275,185)	2,324,117
Fidelity Series Canada Fund	4,972	1,083,776	150,204	-	(9,760)	(123,411)	805,373
Fidelity Series Commodity Strategy Fund	3,900	1,377,472	367,066	411,026	(406,821)	(142,173)	465,312
Fidelity Series Corporate Bond Fund	14,991	3,229,061	563,894	29,671	(19,604)	(183,300)	2,477,254
Fidelity Series Emerging Markets Debt Fund	1,351	307,936	40,839	4,732	(2,322)	(26,949)	239,177
Fidelity Series Emerging Markets Debt Local Currency Fund	440	99,659	15,893	-	(639)	(4,894)	78,673
Fidelity Series Emerging Markets Fund	2,546	580,945	73,609	-	(4,371)	(75,201)	430,310
Fidelity Series Emerging Markets Opportunities Fund	22,940	5,198,184	670,523	-	(36,148)	(644,155)	3,870,298
Fidelity Series Floating Rate High Income Fund	265	57,823	6,624	953	(169)	(1,295)	50,000
Fidelity Series Government Bond Index Fund	20,971	4,705,878	830,603	21,578	(15,231)	(165,271)	3,715,744
Fidelity Series Government Money Market Fund 3.00%	1,348	434,387	38,688	258	-	-	397,047
Fidelity Series High Income Fund	1,580	318,746	51,112	4,820	(2,833)	(19,390)	246,991
Fidelity Series Inflation-Protected Bond Index Fund	2,897	65,485	68,068	109	(198)	(116)	-
Fidelity Series International Credit Fund	76	-	-	1	-	(11)	65
Fidelity Series International Developed Markets Bond Index Fund	8,303	2,314,463	416,461	1,967	(8,799)	(59,836)	1,837,670
Fidelity Series International Growth Fund	9,960	2,235,295	399,426	-	(18,258)	(207,319)	1,620,252
Fidelity Series International Index Fund	4,220	921,538	119,569	-	(8,883)	(113,309)	683,997
Fidelity Series International Small Cap Fund	3,111	667,113	102,371	-	(7,047)	(76,627)	484,179
Fidelity Series International Value Fund	10,091	2,208,492	250,715	-	(21,469)	(318,066)	1,628,333
Fidelity Series Investment Grade Bond Fund	22,056	4,872,336	860,605	40,219	(21,440)	(220,994)	3,791,353
Fidelity Series Investment Grade Securitized Fund	15,455	3,409,774	603,871	21,494	(15,708)	(165,063)	2,640,587
Fidelity Series Large Cap Growth Index Fund	8,667	1,951,860	364,242	11,393	(11,133)	(108,114)	1,477,038
Fidelity Series Large Cap Stock Fund	9,662	2,315,982	390,079	100,686	(21,968)	(277,189)	1,636,408
Fidelity Series Large Cap Value Index Fund	18,511	4,244,081	744,980	-	(40,111)	(341,770)	3,135,731
Fidelity Series Long-Term Treasury Bond Index Fund	11,428	3,058,335	444,178	21,550	(13,714)	(263,080)	2,348,791
Fidelity Series Overseas Fund	10,045	2,244,773	362,641	-	(24,549)	(231,986)	1,635,642
Fidelity Series Real Estate Income Fund	936	196,550	47,983	7,667	(2,565)	(15,293)	131,645
Fidelity Series Short-Term Credit Fund	1,351	93,703	38,654	238	(107)	(800)	55,493
Fidelity Series Small Cap Opportunities Fund	4,650	1,064,945	182,047	37,309	(6,079)	(94,112)	787,357
Fidelity Series Treasury Bill Index Fund	4,046	505,185	121,083	906	(16)	(264)	387,868
Fidelity Series Value Discovery Fund	6,839	1,582,208	308,923	-	(15,225)	(105,190)	1,159,709
	262,534	60,769,063	10,010,893	798,253	(778,874)	(4,754,238)	45,487,592

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,985,672	10,985,672	-	-

International Equity Funds	11,158,384	11,158,384	-	-

Bond Funds	22,503,128	22,503,128	-	-

Short-Term Funds	840,408	840,408	-	-
Total Investments in Securities:	45,487,592	45,487,592	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $50,240,547)		45,487,592
Total Investment in Securities (cost $50,240,547)			$45,487,592
Receivable for investments sold			675,670
Receivable for fund shares sold			27,007
Total assets			46,190,269
Liabilities
Payable for investments purchased		702,672
Total Liabilities			702,672
Net Assets			$45,487,597
Net Assets consist of:
Paid in capital			$50,223,397
Total accumulated earnings (loss)			(4,735,800)
Net Assets			$45,487,597
Net Asset Value , offering price and redemption price per share ($45,487,597 ÷ 5,053,411 shares)			$9.00

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$596,032
Expenses
Independent trustees' fees and expenses	36
Total Expenses		36
Net Investment income (loss)		595,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(778,874)
Capital gain distributions from underlying funds:
Affiliated issuers	202,221
Total net realized gain (loss)		(576,653)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(4,754,238)
Total change in net unrealized appreciation (depreciation)		(4,754,238)
Net gain (loss)		(5,330,891)
Net increase (decrease) in net assets resulting from operations		$(4,734,895)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$595,996	$4,870
Net realized gain (loss)	(576,653)	6,151
Change in net unrealized appreciation (depreciation)	(4,754,238)	(13,832)
Net increase (decrease) in net assets resulting from operations	(4,734,895)	(2,811)
Distributions to shareholders	(4,329)	(11,561)
Share transactions
Proceeds from sales of shares	57,177,163	138,083
Reinvestment of distributions	4,329	11,561
Cost of shares redeemed	(7,217,204)	(12,764)
Net increase (decrease) in net assets resulting from share transactions	49,964,288	136,880
Total increase (decrease) in net assets	45,225,064	122,508

Net Assets
Beginning of period	262,533	140,025
End of period	$45,487,597	$262,533

Other Information
Shares
Sold	5,771,998	12,024
Issued in reinvestment of distributions	435	996
Redeemed	(743,050)	(1,162)
Net increase (decrease)	5,029,383	11,858

Fidelity Flex® Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.51	$9.20	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.31	.17	.24	.24	.19
Net realized and unrealized gain (loss)	(1.94)	(.16)	2.67	(.51)	.07	.48
Total from investment operations	(1.76)	.15	2.84	(.27)	.31	.67
Distributions from net investment income	(.02)	(.27)	(.18)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.15)	(.46)	(.36)	(.38)	(.36)	(.12)
Total distributions	(.17)	(.73)	(.53) D	(.63)	(.61) D	(.27) D
Net asset value, end of period	$9.00	$10.93	$11.51	$9.20	$10.10	$10.40
Total Return E	(16.27)%	.98%	31.33%	(3.23)%	3.28%	6.72%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of fee waivers, if any	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Net investment income (loss)	3.78% I	2.70%	1.55%	2.35%	2.41%	2.22% I
Supplemental Data
Net assets, end of period (000 omitted)	$45,488	$263	$140	$107	$110	$107
Portfolio turnover rate J	66% I	36%	26%	67%	22%	14% I

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Large Cap Value Index Fund	8.1
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.1
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Investment Grade Securitized Fund	4.8
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series Large Cap Stock Fund	4.3
65.0

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	414,249	4,159,061
Fidelity Series Commodity Strategy Fund (a)	340,528	711,703
Fidelity Series Large Cap Growth Index Fund (a)	198,295	2,643,278
Fidelity Series Large Cap Stock Fund (a)	198,251	2,928,166
Fidelity Series Large Cap Value Index Fund (a)	441,160	5,611,554
Fidelity Series Small Cap Opportunities Fund (a)	130,707	1,409,018
Fidelity Series Value Discovery Fund (a)	150,716	2,075,358
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,884,041)		19,538,138

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,425	1,381,664
Fidelity Series Emerging Markets Fund (a)	98,039	709,803
Fidelity Series Emerging Markets Opportunities Fund (a)	439,680	6,384,150
Fidelity Series International Growth Fund (a)	216,797	2,779,332
Fidelity Series International Index Fund (a)	131,998	1,173,463
Fidelity Series International Small Cap Fund (a)	60,644	829,611
Fidelity Series International Value Fund (a)	325,181	2,793,308
Fidelity Series Overseas Fund (a)	294,411	2,805,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,831,082)		18,857,068

Bond Funds - 43.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	710,006	5,672,944
Fidelity Series Corporate Bond Fund (a)	358,296	3,127,920
Fidelity Series Emerging Markets Debt Fund (a)	52,894	362,855
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,975	119,352
Fidelity Series Floating Rate High Income Fund (a)	8,707	75,747
Fidelity Series Government Bond Index Fund (a)	513,880	4,691,725
Fidelity Series High Income Fund (a)	47,551	374,698
Fidelity Series International Credit Fund (a)	8	66
Fidelity Series International Developed Markets Bond Index Fund (a)	321,495	2,739,142
Fidelity Series Investment Grade Bond Fund (a)	490,488	4,787,161
Fidelity Series Investment Grade Securitized Fund (a)	380,599	3,334,051
Fidelity Series Long-Term Treasury Bond Index Fund (a)	699,379	4,175,294
Fidelity Series Real Estate Income Fund (a)	20,829	198,288
TOTAL BOND FUNDS (Cost $31,828,871)		29,659,243

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	531,713	531,713
Fidelity Series Short-Term Credit Fund (a)	1,441	13,661
Fidelity Series Treasury Bill Index Fund (a)	36,789	366,423
TOTAL SHORT-TERM FUNDS (Cost $911,797)		911,797

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,455,791)	68,966,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100.0%	68,966,254

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,421	2,430	-	9	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,717	7,520,701	1,219,388	-	(22,063)	(632,023)	5,672,944
Fidelity Series Blue Chip Growth Fund	26,697	5,976,550	1,332,543	145,381	(28,083)	(483,560)	4,159,061
Fidelity Series Canada Fund	9,252	1,967,283	364,326	-	(21,173)	(209,372)	1,381,664
Fidelity Series Commodity Strategy Fund	6,482	2,159,551	616,728	621,651	(604,775)	(232,827)	711,703
Fidelity Series Corporate Bond Fund	21,961	4,390,628	1,030,111	38,491	(29,873)	(224,685)	3,127,920
Fidelity Series Emerging Markets Debt Fund	2,244	494,175	88,371	7,344	(4,259)	(40,934)	362,855
Fidelity Series Emerging Markets Debt Local Currency Fund	732	159,842	32,771	-	(1,259)	(7,192)	119,352
Fidelity Series Emerging Markets Fund	4,516	1,001,676	163,382	-	(8,252)	(124,755)	709,803
Fidelity Series Emerging Markets Opportunities Fund	41,086	9,009,926	1,530,783	-	(69,550)	(1,066,529)	6,384,150
Fidelity Series Floating Rate High Income Fund	439	93,909	16,348	1,478	(247)	(2,006)	75,747
Fidelity Series Government Bond Index Fund	30,727	6,353,571	1,469,702	27,992	(25,475)	(197,396)	4,691,725
Fidelity Series Government Money Market Fund 3.00%	1,025	550,953	20,265	4	-	-	531,713
Fidelity Series High Income Fund	2,625	516,156	110,109	7,497	(4,912)	(29,062)	374,698
Fidelity Series Inflation-Protected Bond Index Fund	3,987	73,005	76,666	81	(173)	(153)	-
Fidelity Series International Credit Fund	76	2	-	1	-	(12)	66
Fidelity Series International Developed Markets Bond Index Fund	13,553	3,642,440	819,901	3,040	(13,649)	(83,301)	2,739,142
Fidelity Series International Growth Fund	18,521	4,035,620	897,496	-	(38,140)	(339,173)	2,779,332
Fidelity Series International Index Fund	7,856	1,667,227	292,811	-	(20,523)	(188,286)	1,173,463
Fidelity Series International Small Cap Fund	5,780	1,213,865	248,049	-	(14,848)	(127,137)	829,611
Fidelity Series International Value Fund	18,746	3,999,381	637,022	-	(51,963)	(535,834)	2,793,308
Fidelity Series Investment Grade Bond Fund	32,314	6,611,660	1,554,246	52,155	(33,671)	(268,896)	4,787,161
Fidelity Series Investment Grade Securitized Fund	22,641	4,623,988	1,088,310	27,843	(23,480)	(200,788)	3,334,051
Fidelity Series Large Cap Growth Index Fund	16,838	3,673,301	848,924	21,291	(15,859)	(182,078)	2,643,278
Fidelity Series Large Cap Stock Fund	18,766	4,391,265	946,211	183,414	(39,802)	(495,852)	2,928,166
Fidelity Series Large Cap Value Index Fund	35,956	8,022,887	1,773,974	-	(66,123)	(607,192)	5,611,554
Fidelity Series Long-Term Treasury Bond Index Fund	20,726	5,751,266	1,112,567	39,265	(31,272)	(452,859)	4,175,294
Fidelity Series Overseas Fund	18,620	4,043,549	823,129	-	(52,869)	(380,434)	2,805,737
Fidelity Series Real Estate Income Fund	1,511	322,424	98,511	11,524	(3,993)	(23,143)	198,288
Fidelity Series Short-Term Credit Fund	1,028	32,905	20,218	10	(74)	20	13,661
Fidelity Series Small Cap Opportunities Fund	9,030	2,020,801	446,645	66,185	(6,928)	(167,240)	1,409,018
Fidelity Series Treasury Bill Index Fund	3,077	422,548	59,198	70	(6)	2	366,423
Fidelity Series Value Discovery Fund	13,283	2,982,715	708,386	-	(27,750)	(184,504)	2,075,358
	435,812	97,728,191	20,449,521	1,254,717	(1,261,035)	(7,487,201)	68,966,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	19,538,138	19,538,138	-	-

International Equity Funds	18,857,068	18,857,068	-	-

Bond Funds	29,659,243	29,659,243	-	-

Short-Term Funds	911,797	911,797	-	-
Total Investments in Securities:	68,966,246	68,966,246	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $76,455,791)		68,966,246
Total Investment in Securities (cost $76,455,791)			$68,966,246
Receivable for investments sold			1,096,922
Receivable for fund shares sold			29,600
Total assets			70,092,768
Liabilities
Payable for investments purchased		1,126,514
Total Liabilities			1,126,514
Net Assets			$68,966,254
Net Assets consist of:
Paid in capital			$76,465,725
Total accumulated earnings (loss)			(7,499,471)
Net Assets			$68,966,254
Net Asset Value , offering price and redemption price per share ($68,966,254 ÷ 7,604,439 shares)			$9.07

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$892,111
Expenses
Independent trustees' fees and expenses	57
Total Expenses		57
Net Investment income (loss)		892,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,261,035)
Capital gain distributions from underlying funds:
Affiliated issuers	362,606
Total net realized gain (loss)		(898,429)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(7,487,201)
Total change in net unrealized appreciation (depreciation)		(7,487,201)
Net gain (loss)		(8,385,630)
Net increase (decrease) in net assets resulting from operations		$(7,493,576)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$892,054	$6,248
Net realized gain (loss)	(898,429)	7,413
Change in net unrealized appreciation (depreciation)	(7,487,201)	(19,276)
Net increase (decrease) in net assets resulting from operations	(7,493,576)	(5,615)
Distributions to shareholders	(5,999)	(14,198)
Share transactions
Proceeds from sales of shares	94,120,385	348,051
Reinvestment of distributions	5,999	14,198
Cost of shares redeemed	(18,096,364)	(50,115)
Net increase (decrease) in net assets resulting from share transactions	76,030,020	312,134
Total increase (decrease) in net assets	68,530,445	292,321

Net Assets
Beginning of period	435,809	143,488
End of period	$68,966,254	$435,809

Other Information
Shares
Sold	9,388,406	30,124
Issued in reinvestment of distributions	593	1,202
Redeemed	(1,823,827)	(4,354)
Net increase (decrease)	7,565,172	26,972

Fidelity Flex® Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.67	$9.07	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.32	.17	.24	.24	.19
Net realized and unrealized gain (loss)	(2.07)	(.12)	3.00	(.61)	.06	.54
Total from investment operations	(1.90)	.20	3.17	(.37)	.30	.73
Distributions from net investment income	(.01)	(.28)	(.18)	(.24)	(.24)	(.16)
Distributions from net realized gain	(.12)	(.49)	(.39)	(.42)	(.39)	(.13)
Total distributions	(.13)	(.77)	(.57)	(.67) D	(.63)	(.29)
Net asset value, end of period	$9.07	$11.10	$11.67	$9.07	$10.11	$10.44
Total Return E	(17.22)%	1.41%	35.43%	(4.34)%	3.28%	7.24%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of fee waivers, if any	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Net investment income (loss)	3.63% I	2.78%	1.59%	2.35%	2.37%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$68,966	$436	$143	$106	$111	$107
Portfolio turnover rate J	88% I	39%	25%	68%	22%	14% I

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Value Index Fund	9.3
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Investment Grade Bond Fund	6.1
Fidelity Series Government Bond Index Fund	6.0
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.5
63.2

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	539,121	5,412,775
Fidelity Series Commodity Strategy Fund (a)	388,847	812,690
Fidelity Series Large Cap Growth Index Fund (a)	258,068	3,440,048
Fidelity Series Large Cap Stock Fund (a)	258,011	3,810,817
Fidelity Series Large Cap Value Index Fund (a)	574,143	7,303,103
Fidelity Series Small Cap Opportunities Fund (a)	170,106	1,833,741
Fidelity Series Value Discovery Fund (a)	196,148	2,700,961
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,349,041)		25,314,135

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	140,786	1,745,752
Fidelity Series Emerging Markets Fund (a)	120,028	869,000
Fidelity Series Emerging Markets Opportunities Fund (a)	538,291	7,815,990
Fidelity Series International Growth Fund (a)	273,830	3,510,496
Fidelity Series International Index Fund (a)	166,797	1,482,827
Fidelity Series International Small Cap Fund (a)	76,577	1,047,571
Fidelity Series International Value Fund (a)	410,206	3,523,671
Fidelity Series Overseas Fund (a)	371,855	3,543,780
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,324,367)		23,539,087

Bond Funds - 36.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	402,292	3,214,317
Fidelity Series Corporate Bond Fund (a)	358,556	3,130,198
Fidelity Series Emerging Markets Debt Fund (a)	60,218	413,099
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	17,048	135,870
Fidelity Series Floating Rate High Income Fund (a)	9,937	86,453
Fidelity Series Government Bond Index Fund (a)	514,250	4,695,101
Fidelity Series High Income Fund (a)	54,133	426,571
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series International Developed Markets Bond Index Fund (a)	362,281	3,086,634
Fidelity Series Investment Grade Bond Fund (a)	490,844	4,790,634
Fidelity Series Investment Grade Securitized Fund (a)	380,874	3,336,454
Fidelity Series Long-Term Treasury Bond Index Fund (a)	851,297	5,082,242
Fidelity Series Real Estate Income Fund (a)	23,642	225,071
TOTAL BOND FUNDS (Cost $30,681,932)		28,622,700

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	603,693	603,693
Fidelity Series Short-Term Credit Fund (a)	1,494	14,164
Fidelity Series Treasury Bill Index Fund (a)	42,137	419,684
TOTAL SHORT-TERM FUNDS (Cost $1,037,541)		1,037,541

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $87,392,881)	78,513,463
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100.0%	78,513,470

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,298	4,315	-	17	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,521	3,776,100	250,817	-	(5,510)	(332,977)	3,214,317
Fidelity Series Blue Chip Growth Fund	74,453	6,948,290	942,252	189,877	(23,859)	(643,857)	5,412,775
Fidelity Series Canada Fund	25,037	2,229,895	229,142	-	(14,034)	(266,004)	1,745,752
Fidelity Series Commodity Strategy Fund	15,854	2,305,873	567,370	713,211	(699,165)	(242,502)	812,690
Fidelity Series Corporate Bond Fund	47,752	4,001,776	663,807	37,446	(24,521)	(231,002)	3,130,198
Fidelity Series Emerging Markets Debt Fund	5,463	510,265	53,015	8,136	(3,035)	(46,579)	413,099
Fidelity Series Emerging Markets Debt Local Currency Fund	1,781	164,457	20,967	-	(1,120)	(8,281)	135,870
Fidelity Series Emerging Markets Fund	11,584	1,114,036	97,708	-	(7,453)	(151,459)	869,000
Fidelity Series Emerging Markets Opportunities Fund	107,558	9,893,056	827,807	-	(55,792)	(1,301,025)	7,815,990
Fidelity Series Floating Rate High Income Fund	1,071	95,197	7,419	1,640	(113)	(2,283)	86,453
Fidelity Series Government Bond Index Fund	66,801	5,796,759	939,473	27,215	(22,784)	(206,202)	4,695,101
Fidelity Series Government Money Market Fund 3.00%	1,081	611,902	9,290	5	-	-	603,693
Fidelity Series High Income Fund	6,425	524,470	67,199	8,295	(3,625)	(33,500)	426,571
Fidelity Series Inflation-Protected Bond Index Fund	7,704	63,492	70,798	151	(325)	(73)	-
Fidelity Series International Credit Fund	65	1	-	1	-	(10)	56
Fidelity Series International Developed Markets Bond Index Fund	33,178	3,692,034	523,015	3,150	(15,312)	(100,251)	3,086,634
Fidelity Series International Growth Fund	50,057	4,573,644	636,027	-	(28,848)	(448,330)	3,510,496
Fidelity Series International Index Fund	21,266	1,879,629	159,403	-	(10,989)	(247,676)	1,482,827
Fidelity Series International Small Cap Fund	15,606	1,360,724	152,297	-	(10,088)	(166,374)	1,047,571
Fidelity Series International Value Fund	50,554	4,536,258	348,683	-	(30,105)	(684,353)	3,523,671
Fidelity Series Investment Grade Bond Fund	70,254	6,014,727	988,423	50,746	(29,032)	(276,892)	4,790,634
Fidelity Series Investment Grade Securitized Fund	49,227	4,203,918	688,281	27,122	(20,336)	(208,074)	3,336,454
Fidelity Series Large Cap Growth Index Fund	46,947	4,273,312	612,684	25,315	(12,203)	(255,324)	3,440,048
Fidelity Series Large Cap Stock Fund	52,337	5,132,407	690,270	232,821	(37,380)	(646,277)	3,810,817
Fidelity Series Large Cap Value Index Fund	100,274	9,335,538	1,267,274	-	(69,782)	(795,653)	7,303,103
Fidelity Series Long-Term Treasury Bond Index Fund	54,465	6,315,138	689,308	46,379	(26,710)	(571,343)	5,082,242
Fidelity Series Overseas Fund	50,330	4,606,718	572,924	-	(40,026)	(500,318)	3,543,780
Fidelity Series Real Estate Income Fund	3,816	327,583	75,715	13,186	(4,672)	(25,941)	225,071
Fidelity Series Short-Term Credit Fund	1,083	22,378	9,259	9	(60)	22	14,164
Fidelity Series Small Cap Opportunities Fund	25,188	2,357,571	323,399	86,467	(10,362)	(215,257)	1,833,741
Fidelity Series Treasury Bill Index Fund	3,241	445,938	29,491	76	(7)	3	419,684
Fidelity Series Value Discovery Fund	37,046	3,471,890	534,281	-	(30,796)	(242,898)	2,700,961
	1,065,019	100,589,274	13,052,113	1,471,248	(1,238,027)	(8,850,690)	78,513,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	25,314,135	25,314,135	-	-

International Equity Funds	23,539,087	23,539,087	-	-

Bond Funds	28,622,700	28,622,700	-	-

Short-Term Funds	1,037,541	1,037,541	-	-
Total Investments in Securities:	78,513,463	78,513,463	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $87,392,881)		78,513,463
Total Investment in Securities (cost $87,392,881)			$78,513,463
Receivable for investments sold			1,200,389
Receivable for fund shares sold			79,849
Total assets			79,793,701
Liabilities
Payable for investments purchased		1,280,231
Total Liabilities			1,280,231
Net Assets			$78,513,470
Net Assets consist of:
Paid in capital			$87,168,596
Total accumulated earnings (loss)			(8,655,126)
Net Assets			$78,513,470
Net Asset Value , offering price and redemption price per share ($78,513,470 ÷ 8,491,191 shares)			$9.25

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,005,781
Expenses
Independent trustees' fees and expenses	63
Total Expenses		63
Net Investment income (loss)		1,005,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,238,027)
Capital gain distributions from underlying funds:
Affiliated issuers	465,467
Total net realized gain (loss)		(772,560)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(8,850,690)
Total change in net unrealized appreciation (depreciation)		(8,850,690)
Net gain (loss)		(9,623,250)
Net increase (decrease) in net assets resulting from operations		$(8,617,532)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,005,718	$10,241
Net realized gain (loss)	(772,560)	9,979
Change in net unrealized appreciation (depreciation)	(8,850,690)	(47,912)
Net increase (decrease) in net assets resulting from operations	(8,617,532)	(27,692)
Distributions to shareholders	(12,393)	(19,959)
Share transactions
Proceeds from sales of shares	94,890,068	1,038,694
Reinvestment of distributions	12,393	19,959
Cost of shares redeemed	(8,824,081)	(94,458)
Net increase (decrease) in net assets resulting from share transactions	86,078,380	964,195
Total increase (decrease) in net assets	77,448,455	916,544

Net Assets
Beginning of period	1,065,015	148,471
End of period	$78,513,470	$1,065,015

Other Information
Shares
Sold	9,271,753	87,666
Issued in reinvestment of distributions	1,200	1,651
Redeemed	(875,465)	(8,148)
Net increase (decrease)	8,397,488	81,169

Fidelity Flex® Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.85	$8.90	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.29	.18	.24	.24	.18
Net realized and unrealized gain (loss)	(2.17)	(.03)	3.40	(.75)	.04	.68
Total from investment operations	(1.99)	.26	3.58	(.51)	.28	.86
Distributions from net investment income	(.01)	(.26)	(.18)	(.24)	(.24)	(.17)
Distributions from net realized gain	(.11)	(.48)	(.44)	(.47)	(.46)	(.15)
Total distributions	(.13) D	(.74)	(.63) D	(.72) D	(.70)	(.31) D
Net asset value, end of period	$9.25	$11.37	$11.85	$8.90	$10.13	$10.55
Total Return E	(17.65)%	1.87%	40.91%	(5.88)%	3.09%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of fee waivers, if any	-% H,I	-% H	-% H	-% H	-% H	-% I
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	-% I
Net investment income (loss)	3.70% I	2.49%	1.64%	2.36%	2.32%	2.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$78,513	$1,065	$148	$105	$112	$109
Portfolio turnover rate J	50% I	47%	25%	68%	20%	15% I

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.8
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.5
Fidelity Series Overseas Fund	5.5
Fidelity Series International Value Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Value Discovery Fund	4.4
71.0

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 40.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	639,159	6,417,153
Fidelity Series Commodity Strategy Fund (a)	366,055	765,055
Fidelity Series Large Cap Growth Index Fund (a)	305,953	4,078,351
Fidelity Series Large Cap Stock Fund (a)	305,891	4,518,007
Fidelity Series Large Cap Value Index Fund (a)	680,698	8,658,480
Fidelity Series Small Cap Opportunities Fund (a)	201,681	2,174,119
Fidelity Series Value Discovery Fund (a)	232,552	3,202,247
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,381,101)		29,813,412

International Equity Funds - 35.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	159,302	1,975,348
Fidelity Series Emerging Markets Fund (a)	129,223	935,575
Fidelity Series Emerging Markets Opportunities Fund (a)	579,532	8,414,800
Fidelity Series International Growth Fund (a)	309,871	3,972,551
Fidelity Series International Index Fund (a)	188,833	1,678,729
Fidelity Series International Small Cap Fund (a)	86,505	1,183,391
Fidelity Series International Value Fund (a)	464,903	3,993,516
Fidelity Series Overseas Fund (a)	420,816	4,010,377
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,358,666)		26,164,287

Bond Funds - 22.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	53,894	430,610
Fidelity Series Corporate Bond Fund (a)	182,037	1,589,181
Fidelity Series Emerging Markets Debt Fund (a)	56,457	387,295
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,982	127,377
Fidelity Series Floating Rate High Income Fund (a)	9,369	81,514
Fidelity Series Government Bond Index Fund (a)	261,082	2,383,681
Fidelity Series High Income Fund (a)	50,750	399,908
Fidelity Series International Credit Fund (a)	6	45
Fidelity Series International Developed Markets Bond Index Fund (a)	214,763	1,829,785
Fidelity Series Investment Grade Bond Fund (a)	249,199	2,432,186
Fidelity Series Investment Grade Securitized Fund (a)	193,382	1,694,027
Fidelity Series Long-Term Treasury Bond Index Fund (a)	841,041	5,021,012
Fidelity Series Real Estate Income Fund (a)	22,069	210,101
TOTAL BOND FUNDS (Cost $17,799,669)		16,586,722

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	564,000	564,000
Fidelity Series Short-Term Credit Fund (a)	1,211	11,484
Fidelity Series Treasury Bill Index Fund (a)	39,721	395,618
TOTAL SHORT-TERM FUNDS (Cost $971,102)		971,102

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $82,510,538)	73,535,523
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100.0%	73,535,531

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,109	446,893	8,403	-	(129)	(8,860)	430,610
Fidelity Series Blue Chip Growth Fund	99,415	8,326,202	1,207,107	224,433	(34,970)	(766,387)	6,417,153
Fidelity Series Canada Fund	31,650	2,564,523	303,804	-	(12,101)	(304,920)	1,975,348
Fidelity Series Commodity Strategy Fund	16,565	2,183,434	552,679	666,770	(647,173)	(235,092)	765,055
Fidelity Series Corporate Bond Fund	26,860	2,039,039	349,827	18,379	(11,045)	(115,846)	1,589,181
Fidelity Series Emerging Markets Debt Fund	5,664	482,690	54,440	7,687	(2,963)	(43,656)	387,295
Fidelity Series Emerging Markets Debt Local Currency Fund	1,847	155,532	21,246	-	(1,050)	(7,706)	127,377
Fidelity Series Emerging Markets Fund	14,061	1,213,887	120,918	-	(8,757)	(162,698)	935,575
Fidelity Series Emerging Markets Opportunities Fund	128,709	10,740,574	988,604	-	(75,730)	(1,390,149)	8,414,800
Fidelity Series Floating Rate High Income Fund	1,109	90,571	7,909	1,551	(121)	(2,136)	81,514
Fidelity Series Government Bond Index Fund	37,609	2,950,998	491,479	13,350	(9,189)	(104,258)	2,383,681
Fidelity Series Government Money Market Fund 3.00%	-	564,000	-	-	-	-	564,000
Fidelity Series High Income Fund	6,703	496,715	68,573	7,831	(3,462)	(31,475)	399,908
Fidelity Series International Credit Fund	53	-	-	1	-	(8)	45
Fidelity Series International Developed Markets Bond Index Fund	19,389	2,127,260	250,011	1,808	(5,778)	(61,075)	1,829,785
Fidelity Series International Growth Fund	63,289	5,197,467	743,880	-	(40,108)	(504,217)	3,972,551
Fidelity Series International Index Fund	26,880	2,152,208	207,386	-	(13,496)	(279,477)	1,678,729
Fidelity Series International Small Cap Fund	19,731	1,555,656	191,994	-	(15,677)	(184,325)	1,183,391
Fidelity Series International Value Fund	63,899	5,281,778	544,307	-	(42,658)	(765,196)	3,993,516
Fidelity Series Investment Grade Bond Fund	39,556	3,073,144	528,888	24,895	(12,466)	(139,160)	2,432,186
Fidelity Series Investment Grade Securitized Fund	27,696	2,141,071	361,374	13,323	(8,318)	(105,048)	1,694,027
Fidelity Series Large Cap Growth Index Fund	62,697	5,103,289	771,512	31,148	(21,905)	(294,218)	4,078,351
Fidelity Series Large Cap Stock Fund	69,883	6,129,007	863,156	280,208	(39,909)	(777,818)	4,518,007
Fidelity Series Large Cap Value Index Fund	133,887	11,140,534	1,588,339	-	(74,415)	(953,187)	8,658,480
Fidelity Series Long-Term Treasury Bond Index Fund	59,496	6,311,968	762,681	46,092	(31,781)	(555,990)	5,021,012
Fidelity Series Overseas Fund	63,626	5,222,041	664,157	-	(43,387)	(567,746)	4,010,377
Fidelity Series Real Estate Income Fund	3,916	314,863	80,138	12,283	(4,281)	(24,259)	210,101
Fidelity Series Short-Term Credit Fund	-	11,484	-	-	-	-	11,484
Fidelity Series Small Cap Opportunities Fund	33,627	2,810,460	401,271	102,243	(11,115)	(257,582)	2,174,119
Fidelity Series Treasury Bill Index Fund	-	395,618	-	62	-	-	395,618
Fidelity Series Value Discovery Fund	49,464	4,127,329	651,255	-	(31,932)	(291,359)	3,202,247
	1,108,390	95,350,235	12,785,338	1,452,064	(1,203,916)	(8,933,848)	73,535,523

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,813,412	29,813,412	-	-

International Equity Funds	26,164,287	26,164,287	-	-

Bond Funds	16,586,722	16,586,722	-	-

Short-Term Funds	971,102	971,102	-	-
Total Investments in Securities:	73,535,523	73,535,523	-	-
Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $82,510,538)		73,535,523
Total Investment in Securities (cost $82,510,538)			$73,535,523
Receivable for investments sold			1,056,510
Receivable for fund shares sold			50,816
Total assets			74,642,849
Liabilities
Payable for investments purchased		1,102,557
Payable for fund shares redeemed		4,761
Total Liabilities			1,107,318
Net Assets			$73,535,531
Net Assets consist of:
Paid in capital			$82,272,545
Total accumulated earnings (loss)			(8,737,014)
Net Assets			$73,535,531
Net Asset Value , offering price and redemption price per share ($73,535,531 ÷ 7,846,447 shares)			$9.37

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$898,947
Expenses
Independent trustees' fees and expenses	60
Total Expenses		60
Net Investment income (loss)		898,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,203,916)
Capital gain distributions from underlying funds:
Affiliated issuers	553,117
Total net realized gain (loss)		(650,799)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(8,933,848)
Total change in net unrealized appreciation (depreciation)		(8,933,848)
Net gain (loss)		(9,584,647)
Net increase (decrease) in net assets resulting from operations		$(8,685,760)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$898,887	$16,952
Net realized gain (loss)	(650,799)	26,327
Change in net unrealized appreciation (depreciation)	(8,933,848)	(64,714)
Net increase (decrease) in net assets resulting from operations	(8,685,760)	(21,435)
Distributions to shareholders	(23,209)	(33,819)
Share transactions
Proceeds from sales of shares	90,428,554	1,081,834
Reinvestment of distributions	23,209	33,819
Cost of shares redeemed	(9,315,653)	(107,068)
Net increase (decrease) in net assets resulting from share transactions	81,136,110	1,008,585
Total increase (decrease) in net assets	72,427,141	953,331

Net Assets
Beginning of period	1,108,390	155,059
End of period	$73,535,531	$1,108,390

Other Information
Shares
Sold	8,653,503	86,853
Issued in reinvestment of distributions	2,192	2,679
Redeemed	(902,878)	(8,604)
Net increase (decrease)	7,752,817	80,928

Fidelity Flex® Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$12.21	$8.61	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.37	.18	.24	.22	.17
Net realized and unrealized gain (loss)	(2.43)	.02 D	4.10	(1.02)	.02	.81
Total from investment operations	(2.25)	.39	4.28	(.78)	.24	.98
Distributions from net investment income	(.01)	(.25)	(.18)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.21)	(.51)	(.49)	(.52)	(.52)	(.16)
Total distributions	(.22)	(.76)	(.68) E	(.76)	(.74)	(.33) E
Net asset value, end of period	$9.37	$11.84	$12.21	$8.61	$10.15	$10.65
Total Return F	(19.22)%	2.94%	50.67%	(8.74)%	2.75%	9.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I,J	-% I	-% I	-% I	-% I	-% J
Expenses net of fee waivers, if any	-% I,J	-% I	-% I	-% I	-% I	-% J
Expenses net of all reductions	-% I,J	-% I	-% I	-% I	-% I	-% J
Net investment income (loss)	3.51% J	3.00%	1.68%	2.32%	2.16%	2.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$73,536	$1,108	$155	$103	$113	$110
Portfolio turnover rate K	52% J	38%	23%	65%	20%	14% J

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	12.8
Fidelity Series Blue Chip Growth Fund	10.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Large Cap Growth Index Fund	6.6
Fidelity Series Overseas Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series Value Discovery Fund	5.2
82.1

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	558,136	5,603,683
Fidelity Series Commodity Strategy Fund (a)	269,304	562,846
Fidelity Series Large Cap Growth Index Fund (a)	267,167	3,561,341
Fidelity Series Large Cap Stock Fund (a)	267,116	3,945,309
Fidelity Series Large Cap Value Index Fund (a)	594,421	7,561,039
Fidelity Series Small Cap Opportunities Fund (a)	176,118	1,898,550
Fidelity Series Value Discovery Fund (a)	203,077	2,796,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,081,083)		25,929,139

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	135,247	1,677,060
Fidelity Series Emerging Markets Fund (a)	105,812	766,076
Fidelity Series Emerging Markets Opportunities Fund (a)	474,538	6,890,299
Fidelity Series International Growth Fund (a)	262,994	3,371,587
Fidelity Series International Index Fund (a)	160,462	1,426,507
Fidelity Series International Small Cap Fund (a)	73,399	1,004,096
Fidelity Series International Value Fund (a)	394,453	3,388,352
Fidelity Series Overseas Fund (a)	357,162	3,403,756
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,493,454)		21,927,733

Bond Funds - 9.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	39,849	318,391
Fidelity Series Corporate Bond Fund (a)	8,442	73,698
Fidelity Series Emerging Markets Debt Fund (a)	41,338	283,580
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,701	93,260
Fidelity Series Floating Rate High Income Fund (a)	6,840	59,509
Fidelity Series Government Bond Index Fund (a)	12,265	111,981
Fidelity Series High Income Fund (a)	13,761	108,439
Fidelity Series International Credit Fund (a)	6	45
Fidelity Series International Developed Markets Bond Index Fund (a)	20,027	170,626
Fidelity Series Investment Grade Bond Fund (a)	11,713	114,322
Fidelity Series Investment Grade Securitized Fund (a)	8,997	78,813
Fidelity Series Long-Term Treasury Bond Index Fund (a)	609,532	3,638,906
Fidelity Series Real Estate Income Fund (a)	16,506	157,138
TOTAL BOND FUNDS (Cost $5,718,650)		5,208,708

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	414,599	414,599
Fidelity Series Short-Term Credit Fund (a)	1,001	9,488
Fidelity Series Treasury Bill Index Fund (a)	29,257	291,401
TOTAL SHORT-TERM FUNDS (Cost $715,490)		715,488

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $61,008,677)	53,781,068
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	53,781,072

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	848	327,364	3,203	-	(90)	(6,528)	318,391
Fidelity Series Blue Chip Growth Fund	89,590	6,928,103	705,487	196,451	(23,467)	(685,056)	5,603,683
Fidelity Series Canada Fund	27,659	2,081,119	167,133	-	(7,672)	(256,913)	1,677,060
Fidelity Series Commodity Strategy Fund	12,672	1,571,269	378,724	491,010	(477,478)	(164,893)	562,846
Fidelity Series Corporate Bond Fund	2,251	129,012	52,260	602	(720)	(4,585)	73,698
Fidelity Series Emerging Markets Debt Fund	4,308	345,870	32,923	5,543	(1,829)	(31,846)	283,580
Fidelity Series Emerging Markets Debt Local Currency Fund	1,404	110,153	12,020	-	(590)	(5,687)	93,260
Fidelity Series Emerging Markets Fund	11,904	950,168	58,265	-	(5,013)	(132,718)	766,076
Fidelity Series Emerging Markets Opportunities Fund	108,788	8,394,082	430,846	-	(39,383)	(1,142,342)	6,890,299
Fidelity Series Floating Rate High Income Fund	843	63,655	3,410	1,119	(15)	(1,564)	59,509
Fidelity Series Government Bond Index Fund	3,187	199,954	86,351	437	(415)	(4,394)	111,981
Fidelity Series Government Money Market Fund 3.00%	-	414,599	-	-	-	-	414,599
Fidelity Series High Income Fund	5,127	170,194	57,548	2,152	(831)	(8,503)	108,439
Fidelity Series International Credit Fund	53	-	-	1	-	(8)	45
Fidelity Series International Developed Markets Bond Index Fund	725	183,203	6,805	128	(62)	(6,435)	170,626
Fidelity Series International Growth Fund	55,299	4,252,407	468,750	-	(24,790)	(442,579)	3,371,587
Fidelity Series International Index Fund	23,490	1,758,301	107,842	-	(4,876)	(242,566)	1,426,507
Fidelity Series International Small Cap Fund	17,235	1,236,367	80,187	-	(6,678)	(162,641)	1,004,096
Fidelity Series International Value Fund	55,826	4,237,292	228,315	-	(12,304)	(664,147)	3,388,352
Fidelity Series Investment Grade Bond Fund	3,354	208,329	90,982	816	(767)	(5,612)	114,322
Fidelity Series Investment Grade Securitized Fund	2,324	138,017	56,683	440	(465)	(4,380)	78,813
Fidelity Series Large Cap Growth Index Fund	56,512	4,225,747	436,450	25,828	(9,901)	(274,567)	3,561,341
Fidelity Series Large Cap Stock Fund	62,975	5,044,696	449,241	242,370	(32,339)	(680,782)	3,945,309
Fidelity Series Large Cap Value Index Fund	120,656	9,140,023	801,355	-	(40,337)	(857,948)	7,561,039
Fidelity Series Long-Term Treasury Bond Index Fund	45,457	4,454,862	426,104	32,935	(26,870)	(408,439)	3,638,906
Fidelity Series Overseas Fund	55,591	4,258,993	389,853	-	(18,680)	(502,295)	3,403,756
Fidelity Series Real Estate Income Fund	2,959	220,167	44,430	9,360	(3,375)	(18,183)	157,138
Fidelity Series Short-Term Credit Fund	-	9,490	-	-	-	(2)	9,488
Fidelity Series Small Cap Opportunities Fund	30,301	2,317,764	213,227	89,587	(5,690)	(230,598)	1,898,550
Fidelity Series Treasury Bill Index Fund	-	291,401	-	46	-	-	291,401
Fidelity Series Value Discovery Fund	44,575	3,378,715	343,622	-	(18,972)	(264,325)	2,796,371
	845,913	67,041,316	6,132,016	1,098,825	(763,609)	(7,210,536)	53,781,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	25,929,139	25,929,139	-	-

International Equity Funds	21,927,733	21,927,733	-	-

Bond Funds	5,208,708	5,208,708	-	-

Short-Term Funds	715,488	715,488	-	-
Total Investments in Securities:	53,781,068	53,781,068	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $61,008,677)		53,781,068
Total Investment in Securities (cost $61,008,677)			$53,781,068
Receivable for investments sold			791,453
Receivable for fund shares sold			59,195
Total assets			54,631,716
Liabilities
Payable for investments purchased		849,719
Payable for fund shares redeemed		925
Total Liabilities			850,644
Net Assets			$53,781,072
Net Assets consist of:
Paid in capital			$60,682,172
Total accumulated earnings (loss)			(6,901,100)
Net Assets			$53,781,072
Net Asset Value , offering price and redemption price per share ($53,781,072 ÷ 5,705,495 shares)			$9.43

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$618,706
Expenses
Independent trustees' fees and expenses	43
Total Expenses		43
Net Investment income (loss)		618,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(763,609)
Capital gain distributions from underlying funds:
Affiliated issuers	480,119
Total net realized gain (loss)		(283,490)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(7,210,536)
Total change in net unrealized appreciation (depreciation)		(7,210,536)
Net gain (loss)		(7,494,026)
Net increase (decrease) in net assets resulting from operations		$(6,875,363)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$618,663	$10,075
Net realized gain (loss)	(283,490)	16,974
Change in net unrealized appreciation (depreciation)	(7,210,536)	(43,742)
Net increase (decrease) in net assets resulting from operations	(6,875,363)	(16,693)
Distributions to shareholders	(13,969)	(25,541)
Share transactions
Proceeds from sales of shares	63,600,135	768,184
Reinvestment of distributions	13,969	25,541
Cost of shares redeemed	(3,789,611)	(63,945)
Net increase (decrease) in net assets resulting from share transactions	59,824,493	729,780
Total increase (decrease) in net assets	52,935,161	687,546

Net Assets
Beginning of period	845,911	158,365
End of period	$53,781,072	$845,911

Other Information
Shares
Sold	5,991,141	60,574
Issued in reinvestment of distributions	1,297	1,981
Redeemed	(357,051)	(5,153)
Net increase (decrease)	5,635,387	57,402

Fidelity Flex® Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.35	.18	.23	.22	.17
Net realized and unrealized gain (loss)	(2.63)	.18 D	4.51	(1.16)	- E	.82
Total from investment operations	(2.46)	.53	4.69	(.93)	.22	.99
Distributions from net investment income	(.01)	(.27)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.18)	(.65)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.18) F	(.92)	(.69) F	(.74) F	(.75)	(.33) F
Net asset value, end of period	$9.43	$12.07	$12.46	$8.46	$10.13	$10.66
Total Return G	(20.57)%	3.91%	56.53%	(10.27)%	2.57%	9.89%
Ratios to Average Net Assets C,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Net investment income (loss)	3.35% K	2.84%	1.67%	2.30%	2.13%	2.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$53,781	$846	$158	$101	$113	$110
Portfolio turnover rate L	35% K	33%	18%	61%	20%	13% K

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.8

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	531,125	5,332,499
Fidelity Series Commodity Strategy Fund (a)	251,019	524,631
Fidelity Series Large Cap Growth Index Fund (a)	254,238	3,388,995
Fidelity Series Large Cap Stock Fund (a)	254,189	3,754,371
Fidelity Series Large Cap Value Index Fund (a)	565,655	7,195,132
Fidelity Series Small Cap Opportunities Fund (a)	167,594	1,806,660
Fidelity Series Value Discovery Fund (a)	193,249	2,661,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,636,584)		24,663,324

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	128,193	1,589,588
Fidelity Series Emerging Markets Fund (a)	99,977	723,833
Fidelity Series Emerging Markets Opportunities Fund (a)	448,372	6,510,367
Fidelity Series International Growth Fund (a)	249,322	3,196,308
Fidelity Series International Index Fund (a)	152,046	1,351,690
Fidelity Series International Small Cap Fund (a)	69,542	951,339
Fidelity Series International Value Fund (a)	374,013	3,212,773
Fidelity Series Overseas Fund (a)	338,593	3,226,791
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,098,735)		20,762,689

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	36,651	292,839
Fidelity Series Emerging Markets Debt Fund (a)	10,042	68,889
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,843	22,655
Fidelity Series Floating Rate High Income Fund (a)	6,368	55,403
Fidelity Series International Credit Fund (a)	6	45
Fidelity Series Long-Term Treasury Bond Index Fund (a)	567,490	3,387,913
Fidelity Series Real Estate Income Fund (a)	14,990	142,703
TOTAL BOND FUNDS (Cost $4,384,930)		3,970,447

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	383,763	383,763
Fidelity Series Short-Term Credit Fund (a)	728	6,899
Fidelity Series Treasury Bill Index Fund (a)	27,180	270,716
TOTAL SHORT-TERM FUNDS (Cost $661,380)		661,378

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,781,629)	50,057,838
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	50,057,844

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	969	303,341	5,255	-	(119)	(6,097)	292,839
Fidelity Series Blue Chip Growth Fund	103,446	6,853,491	932,004	187,757	(49,443)	(642,991)	5,332,499
Fidelity Series Canada Fund	31,889	2,035,806	222,583	-	(11,550)	(243,974)	1,589,588
Fidelity Series Commodity Strategy Fund	14,484	1,499,090	384,122	460,160	(449,593)	(155,228)	524,631
Fidelity Series Corporate Bond Fund	1,067	37,693	38,618	42	(143)	1	-
Fidelity Series Emerging Markets Debt Fund	4,908	128,796	55,936	1,430	(1,303)	(7,576)	68,889
Fidelity Series Emerging Markets Debt Local Currency Fund	1,604	43,268	20,462	-	(451)	(1,304)	22,655
Fidelity Series Emerging Markets Fund	13,652	934,701	92,628	-	(7,528)	(124,364)	723,833
Fidelity Series Emerging Markets Opportunities Fund	125,198	8,289,233	772,508	-	(63,664)	(1,067,892)	6,510,367
Fidelity Series Floating Rate High Income Fund	964	61,611	5,643	1,058	(70)	(1,459)	55,403
Fidelity Series Government Bond Index Fund	1,550	59,114	60,950	33	279	7	-
Fidelity Series Government Money Market Fund 3.00%	-	383,763	-	-	-	-	383,763
Fidelity Series High Income Fund	5,862	66,630	72,483	98	(196)	187	-
Fidelity Series International Credit Fund	53	-	-	1	-	(8)	45
Fidelity Series International Developed Markets Bond Index Fund	-	3,611	3,536	-	(75)	-	-
Fidelity Series International Growth Fund	63,775	4,176,791	597,187	-	(35,778)	(411,293)	3,196,308
Fidelity Series International Index Fund	27,083	1,725,547	163,828	-	(11,715)	(225,397)	1,351,690
Fidelity Series International Small Cap Fund	19,886	1,225,054	131,667	-	(10,351)	(151,583)	951,339
Fidelity Series International Value Fund	64,392	4,190,509	391,845	-	(29,369)	(620,914)	3,212,773
Fidelity Series Investment Grade Bond Fund	1,636	61,300	63,026	58	86	4	-
Fidelity Series Investment Grade Securitized Fund	1,106	40,244	41,538	27	184	4	-
Fidelity Series Large Cap Growth Index Fund	65,236	4,193,313	592,079	25,369	(22,276)	(255,199)	3,388,995
Fidelity Series Large Cap Stock Fund	72,716	4,979,064	615,568	225,469	(37,386)	(644,455)	3,754,371
Fidelity Series Large Cap Value Index Fund	139,308	9,032,583	1,107,012	-	(55,153)	(814,594)	7,195,132
Fidelity Series Long-Term Treasury Bond Index Fund	51,964	4,289,196	547,520	31,055	(27,889)	(377,838)	3,387,913
Fidelity Series Overseas Fund	64,116	4,192,131	530,044	-	(34,322)	(465,090)	3,226,791
Fidelity Series Real Estate Income Fund	3,425	213,634	53,761	8,898	(4,226)	(16,369)	142,703
Fidelity Series Short-Term Credit Fund	-	6,901	-	-	-	(2)	6,899
Fidelity Series Small Cap Opportunities Fund	34,990	2,295,618	294,084	85,631	(10,480)	(219,384)	1,806,660
Fidelity Series Treasury Bill Index Fund	-	270,716	-	43	-	-	270,716
Fidelity Series Value Discovery Fund	51,470	3,346,677	462,563	-	(27,721)	(246,827)	2,661,036
	966,749	64,939,426	8,258,450	1,027,129	(890,252)	(6,699,635)	50,057,838

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	24,663,324	24,663,324	-	-

International Equity Funds	20,762,689	20,762,689	-	-

Bond Funds	3,970,447	3,970,447	-	-

Short-Term Funds	661,378	661,378	-	-
Total Investments in Securities:	50,057,838	50,057,838	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $56,781,629)		50,057,838
Total Investment in Securities (cost $56,781,629)			$50,057,838
Receivable for investments sold			742,998
Receivable for fund shares sold			41,681
Total assets			50,842,517
Liabilities
Payable to custodian bank		1
Payable for investments purchased		755,445
Payable for fund shares redeemed		29,227
Total Liabilities			784,673
Net Assets			$50,057,844
Net Assets consist of:
Paid in capital			$56,654,702
Total accumulated earnings (loss)			(6,596,858)
Net Assets			$50,057,844
Net Asset Value , offering price and redemption price per share ($50,057,844 ÷ 5,391,381 shares)			$9.28

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$572,915
Expenses
Independent trustees' fees and expenses	41
Total Expenses		41
Net Investment income (loss)		572,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(890,252)
Capital gain distributions from underlying funds:
Affiliated issuers	454,214
Total net realized gain (loss)		(436,038)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(6,699,635)
Total change in net unrealized appreciation (depreciation)		(6,699,635)
Net gain (loss)		(7,135,673)
Net increase (decrease) in net assets resulting from operations		$(6,562,799)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$572,874	$13,376
Net realized gain (loss)	(436,038)	24,931
Change in net unrealized appreciation (depreciation)	(6,699,635)	(50,862)
Net increase (decrease) in net assets resulting from operations	(6,562,799)	(12,555)
Distributions to shareholders	(16,619)	(35,417)
Share transactions
Proceeds from sales of shares	61,782,976	977,005
Reinvestment of distributions	16,619	35,417
Cost of shares redeemed	(6,129,083)	(156,072)
Net increase (decrease) in net assets resulting from share transactions	55,670,512	856,350
Total increase (decrease) in net assets	49,091,094	808,378

Net Assets
Beginning of period	966,750	158,372
End of period	$50,057,844	$966,750

Other Information
Shares
Sold	5,904,074	78,018
Issued in reinvestment of distributions	1,563	2,778
Redeemed	(595,444)	(12,308)
Net increase (decrease)	5,310,193	68,488

Fidelity Flex® Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.36	.18	.23	.22	.17
Net realized and unrealized gain (loss)	(2.61)	.18 D	4.51	(1.16)	- E	.82
Total from investment operations	(2.45)	.54	4.69	(.93)	.22	.99
Distributions from net investment income	(.01)	(.32)	(.19)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.78)	(.49)	(.51)	(.53)	(.17)
Total distributions	(.18)	(1.10)	(.68)	(.74)	(.75)	(.33) F
Net asset value, end of period	$9.28	$11.91	$12.47	$8.46	$10.13	$10.66
Total Return G	(20.80)%	3.89%	56.58%	(10.26)%	2.55%	9.91%
Ratios to Average Net Assets C,H,I
Expenses before reductions	-% J,K	-% K	-% K	-% K	-% K	-% J
Expenses net of fee waivers, if any	-% J,K	-% K	-% K	-% K	-% K	-% J
Expenses net of all reductions	-% J,K	-% K	-% K	-% K	-% K	-% J
Net investment income (loss)	3.28% J	2.89%	1.67%	2.30%	2.13%	2.00% J
Supplemental Data
Net assets, end of period (000 omitted)	$50,058	$967	$158	$101	$113	$110
Portfolio turnover rate L	50% J	50%	18%	61%	20%	13% J

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.8

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	382,884	3,844,152
Fidelity Series Commodity Strategy Fund (a)	180,850	377,977
Fidelity Series Large Cap Growth Index Fund (a)	183,278	2,443,093
Fidelity Series Large Cap Stock Fund (a)	183,242	2,706,485
Fidelity Series Large Cap Value Index Fund (a)	407,774	5,186,882
Fidelity Series Small Cap Opportunities Fund (a)	120,816	1,302,395
Fidelity Series Value Discovery Fund (a)	139,311	1,918,309
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,932,695)		17,779,293

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	92,413	1,145,916
Fidelity Series Emerging Markets Fund (a)	72,072	521,798
Fidelity Series Emerging Markets Opportunities Fund (a)	323,224	4,693,206
Fidelity Series International Growth Fund (a)	179,733	2,304,175
Fidelity Series International Index Fund (a)	109,613	974,464
Fidelity Series International Small Cap Fund (a)	50,132	685,801
Fidelity Series International Value Fund (a)	269,620	2,316,037
Fidelity Series Overseas Fund (a)	244,086	2,326,138
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,391,072)		14,967,535

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,430	211,173
Fidelity Series Emerging Markets Debt Fund (a)	7,239	49,662
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,049	16,333
Fidelity Series Floating Rate High Income Fund (a)	4,589	39,922
Fidelity Series International Credit Fund (a)	6	45
Fidelity Series Long-Term Treasury Bond Index Fund (a)	409,096	2,442,301
Fidelity Series Real Estate Income Fund (a)	10,811	102,921
TOTAL BOND FUNDS (Cost $3,163,590)		2,862,357

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	276,343	276,343
Fidelity Series Short-Term Credit Fund (a)	511	4,849
Fidelity Series Treasury Bill Index Fund (a)	19,641	195,625
TOTAL SHORT-TERM FUNDS (Cost $476,818)		476,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,964,175)	36,086,002
NET OTHER ASSETS (LIABILITIES) - 0.0%	9
NET ASSETS - 100.0%	36,086,011

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	664	217,634	2,695	-	(69)	(4,361)	211,173
Fidelity Series Blue Chip Growth Fund	70,889	4,776,734	509,373	134,563	(22,423)	(471,675)	3,844,152
Fidelity Series Canada Fund	21,842	1,417,082	111,375	-	(4,433)	(177,200)	1,145,916
Fidelity Series Commodity Strategy Fund	9,922	1,057,864	258,371	329,795	(322,242)	(109,196)	377,977
Fidelity Series Corporate Bond Fund	731	26,143	26,773	29	(102)	1	-
Fidelity Series Emerging Markets Debt Fund	3,360	88,156	35,581	1,023	(869)	(5,404)	49,662
Fidelity Series Emerging Markets Debt Local Currency Fund	1,099	29,704	13,221	-	(299)	(950)	16,333
Fidelity Series Emerging Markets Fund	9,352	650,696	44,115	-	(4,442)	(89,693)	521,798
Fidelity Series Emerging Markets Opportunities Fund	85,753	5,753,739	338,959	-	(38,300)	(769,027)	4,693,206
Fidelity Series Floating Rate High Income Fund	660	42,855	2,520	755	(26)	(1,047)	39,922
Fidelity Series Government Bond Index Fund	1,061	41,020	42,276	23	190	5	-
Fidelity Series Government Money Market Fund 3.00%	-	276,343	-	-	-	-	276,343
Fidelity Series High Income Fund	4,015	44,958	48,998	70	(119)	144	-
Fidelity Series International Credit Fund	53	-	-	1	-	(8)	45
Fidelity Series International Developed Markets Bond Index Fund	-	2,573	2,520	-	(53)	-	-
Fidelity Series International Growth Fund	43,682	2,901,710	320,288	-	(18,309)	(302,620)	2,304,175
Fidelity Series International Index Fund	18,549	1,200,569	75,081	-	(4,405)	(165,168)	974,464
Fidelity Series International Small Cap Fund	13,621	851,084	63,086	-	(5,080)	(110,738)	685,801
Fidelity Series International Value Fund	44,101	2,901,736	166,835	-	(12,927)	(450,038)	2,316,037
Fidelity Series Investment Grade Bond Fund	1,119	42,484	43,663	40	57	3	-
Fidelity Series Investment Grade Securitized Fund	757	27,825	28,714	19	129	3	-
Fidelity Series Large Cap Growth Index Fund	44,711	2,917,748	319,648	17,657	(9,681)	(190,037)	2,443,093
Fidelity Series Large Cap Stock Fund	49,830	3,468,939	324,766	161,921	(23,507)	(464,011)	2,706,485
Fidelity Series Large Cap Value Index Fund	95,463	6,271,798	558,949	-	(33,787)	(587,643)	5,186,882
Fidelity Series Long-Term Treasury Bond Index Fund	35,558	2,993,485	295,350	22,146	(16,556)	(274,836)	2,442,301
Fidelity Series Overseas Fund	43,914	2,907,753	267,959	-	(15,827)	(341,743)	2,326,138
Fidelity Series Real Estate Income Fund	2,320	148,206	32,917	6,358	(2,826)	(11,862)	102,921
Fidelity Series Short-Term Credit Fund	-	4,850	-	-	-	(1)	4,849
Fidelity Series Small Cap Opportunities Fund	23,977	1,595,854	153,640	61,371	(5,240)	(158,556)	1,302,395
Fidelity Series Treasury Bill Index Fund	-	195,625	-	31	-	-	195,625
Fidelity Series Value Discovery Fund	35,271	2,327,199	247,851	-	(16,014)	(180,296)	1,918,309
	662,274	45,182,366	4,335,524	735,802	(557,160)	(4,865,954)	36,086,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	17,779,293	17,779,293	-	-

International Equity Funds	14,967,535	14,967,535	-	-

Bond Funds	2,862,357	2,862,357	-	-

Short-Term Funds	476,817	476,817	-	-
Total Investments in Securities:	36,086,002	36,086,002	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $40,964,175)		36,086,002
Total Investment in Securities (cost $40,964,175)			$36,086,002
Receivable for investments sold			517,259
Receivable for fund shares sold			36,779
Total assets			36,640,040
Liabilities
Payable for investments purchased		548,908
Payable for fund shares redeemed		5,121
Total Liabilities			554,029
Net Assets			$36,086,011
Net Assets consist of:
Paid in capital			$40,791,806
Total accumulated earnings (loss)			(4,705,795)
Net Assets			$36,086,011
Net Asset Value , offering price and redemption price per share ($36,086,011 ÷ 3,845,173 shares)			$9.38

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$410,331
Expenses
Independent trustees' fees and expenses	29
Total Expenses		29
Net Investment income (loss)		410,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(557,160)
Capital gain distributions from underlying funds:
Affiliated issuers	325,471
Total net realized gain (loss)		(231,689)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(4,865,954)
Total change in net unrealized appreciation (depreciation)		(4,865,954)
Net gain (loss)		(5,097,643)
Net increase (decrease) in net assets resulting from operations		$(4,687,341)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$410,302	$10,624
Net realized gain (loss)	(231,689)	19,559
Change in net unrealized appreciation (depreciation)	(4,865,954)	(38,934)
Net increase (decrease) in net assets resulting from operations	(4,687,341)	(8,751)
Distributions to shareholders	(14,761)	(25,409)
Share transactions
Proceeds from sales of shares	43,039,720	561,385
Reinvestment of distributions	14,761	25,409
Cost of shares redeemed	(2,928,642)	(48,842)
Net increase (decrease) in net assets resulting from share transactions	40,125,839	537,952
Total increase (decrease) in net assets	35,423,737	503,792

Net Assets
Beginning of period	662,274	158,482
End of period	$36,086,011	$662,274

Other Information
Shares
Sold	4,068,809	44,029
Issued in reinvestment of distributions	1,373	1,968
Redeemed	(279,778)	(3,942)
Net increase (decrease)	3,790,404	42,055

Fidelity Flex® Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.39	.18	.23	.22	.17
Net realized and unrealized gain (loss)	(2.66)	.14 D	4.50	(1.15)	- E	.82
Total from investment operations	(2.49)	.53	4.68	(.92)	.22	.99
Distributions from net investment income	- E	(.28)	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.22)	(.61)	(.50)	(.51)	(.53)	(.16)
Total distributions	(.22)	(.90) F	(.68)	(.75) F	(.75)	(.33)
Net asset value, end of period	$9.38	$12.09	$12.46	$8.46	$10.13	$10.66
Total Return G	(20.83)%	3.89%	56.50%	(10.25)%	2.55%	9.89%
Ratios to Average Net Assets C,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Net investment income (loss)	3.30% K	3.11%	1.67%	2.30%	2.13%	2.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$36,086	$662	$158	$101	$113	$110
Portfolio turnover rate L	37% K	32%	19%	61%	20%	13% K

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	210,363	2,112,043
Fidelity Series Commodity Strategy Fund (a)	99,400	207,747
Fidelity Series Large Cap Growth Index Fund (a)	100,696	1,342,278
Fidelity Series Large Cap Stock Fund (a)	100,676	1,486,987
Fidelity Series Large Cap Value Index Fund (a)	224,037	2,849,754
Fidelity Series Small Cap Opportunities Fund (a)	66,378	715,554
Fidelity Series Value Discovery Fund (a)	76,540	1,053,950
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,949,082)		9,768,313

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	50,771	629,561
Fidelity Series Emerging Markets Fund (a)	39,597	286,682
Fidelity Series Emerging Markets Opportunities Fund (a)	177,583	2,578,508
Fidelity Series International Growth Fund (a)	98,745	1,265,913
Fidelity Series International Index Fund (a)	60,226	535,405
Fidelity Series International Small Cap Fund (a)	27,541	376,765
Fidelity Series International Value Fund (a)	148,130	1,272,436
Fidelity Series Overseas Fund (a)	134,100	1,277,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,550,753)		8,223,243

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,519	116,008
Fidelity Series Emerging Markets Debt Fund (a)	3,978	27,287
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,126	8,974
Fidelity Series Floating Rate High Income Fund (a)	2,521	21,935
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Long-Term Treasury Bond Index Fund (a)	224,765	1,341,846
Fidelity Series Real Estate Income Fund (a)	5,937	56,522
TOTAL BOND FUNDS (Cost $1,737,467)		1,572,606

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	151,862	151,862
Fidelity Series Short-Term Credit Fund (a)	300	2,846
Fidelity Series Treasury Bill Index Fund (a)	10,753	107,104
TOTAL SHORT-TERM FUNDS (Cost $261,813)		261,812

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,499,115)	19,825,974
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37)
NET ASSETS - 100.0%	19,825,937

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348	119,165	1,061	-	(32)	(2,412)	116,008
Fidelity Series Blue Chip Growth Fund	37,181	2,609,149	260,998	73,827	(11,869)	(261,420)	2,112,043
Fidelity Series Canada Fund	11,461	768,806	51,900	-	(2,526)	(96,280)	629,561
Fidelity Series Commodity Strategy Fund	5,206	575,687	137,743	180,941	(175,960)	(59,443)	207,747
Fidelity Series Corporate Bond Fund	382	13,792	14,122	15	(52)	-	-
Fidelity Series Emerging Markets Debt Fund	1,760	47,856	18,934	552	(484)	(2,911)	27,287
Fidelity Series Emerging Markets Debt Local Currency Fund	577	15,984	6,910	-	(158)	(519)	8,974
Fidelity Series Emerging Markets Fund	4,905	353,342	20,399	-	(1,756)	(49,410)	286,682
Fidelity Series Emerging Markets Opportunities Fund	44,999	3,126,275	153,345	-	(13,144)	(426,277)	2,578,508
Fidelity Series Floating Rate High Income Fund	346	23,417	1,249	408	(11)	(568)	21,935
Fidelity Series Government Bond Index Fund	556	21,694	22,358	12	106	2	-
Fidelity Series Government Money Market Fund 3.00%	-	151,862	-	-	-	-	151,862
Fidelity Series High Income Fund	2,107	23,490	25,600	37	(70)	73	-
Fidelity Series International Credit Fund	39	1	-	1	-	(6)	34
Fidelity Series International Developed Markets Bond Index Fund	-	1,402	1,373	-	(29)	-	-
Fidelity Series International Growth Fund	22,922	1,578,092	158,370	-	(7,937)	(168,794)	1,265,913
Fidelity Series International Index Fund	9,734	651,956	33,697	-	(1,910)	(90,678)	535,405
Fidelity Series International Small Cap Fund	7,148	463,808	30,745	-	(2,268)	(61,178)	376,765
Fidelity Series International Value Fund	23,144	1,577,234	76,833	-	(4,944)	(246,165)	1,272,436
Fidelity Series Investment Grade Bond Fund	587	22,469	23,091	22	34	1	-
Fidelity Series Investment Grade Securitized Fund	397	14,696	15,164	10	70	1	-
Fidelity Series Large Cap Growth Index Fund	23,448	1,589,687	159,128	9,363	(4,627)	(107,102)	1,342,278
Fidelity Series Large Cap Stock Fund	26,136	1,891,055	163,220	88,580	(11,418)	(255,566)	1,486,987
Fidelity Series Large Cap Value Index Fund	50,072	3,428,370	288,258	-	(16,747)	(323,683)	2,849,754
Fidelity Series Long-Term Treasury Bond Index Fund	18,674	1,617,505	133,461	11,969	(10,420)	(150,452)	1,341,846
Fidelity Series Overseas Fund	23,045	1,582,356	131,450	-	(7,157)	(188,821)	1,277,973
Fidelity Series Real Estate Income Fund	1,232	80,949	17,609	3,481	(1,525)	(6,525)	56,522
Fidelity Series Short-Term Credit Fund	-	2,847	-	-	-	(1)	2,846
Fidelity Series Small Cap Opportunities Fund	12,576	870,883	77,513	33,669	(2,799)	(87,593)	715,554
Fidelity Series Treasury Bill Index Fund	-	107,104	-	17	-	-	107,104
Fidelity Series Value Discovery Fund	18,500	1,270,194	127,185	-	(8,341)	(99,218)	1,053,950
	347,482	24,601,127	2,151,716	402,904	(285,974)	(2,684,945)	19,825,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,768,313	9,768,313	-	-

International Equity Funds	8,223,243	8,223,243	-	-

Bond Funds	1,572,606	1,572,606	-	-

Short-Term Funds	261,812	261,812	-	-
Total Investments in Securities:	19,825,974	19,825,974	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $22,499,115)		19,825,974
Total Investment in Securities (cost $22,499,115)			$19,825,974
Receivable for investments sold			276,437
Receivable for fund shares sold			28,636
Total assets			20,131,047
Liabilities
Payable to custodian bank		1
Payable for investments purchased		302,829
Payable for fund shares redeemed		2,280
Total Liabilities			305,110
Net Assets			$19,825,937
Net Assets consist of:
Paid in capital			$22,386,378
Total accumulated earnings (loss)			(2,560,441)
Net Assets			$19,825,937
Net Asset Value , offering price and redemption price per share ($19,825,937 ÷ 2,131,256 shares)			$9.30

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$224,751
Expenses
Independent trustees' fees and expenses	16
Total Expenses		16
Net Investment income (loss)		224,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(285,974)
Capital gain distributions from underlying funds:
Affiliated issuers	178,153
Total net realized gain (loss)		(107,821)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,684,945)
Total change in net unrealized appreciation (depreciation)		(2,684,945)
Net gain (loss)		(2,792,766)
Net increase (decrease) in net assets resulting from operations		$(2,568,031)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,735	$5,981
Net realized gain (loss)	(107,821)	11,598
Change in net unrealized appreciation (depreciation)	(2,684,945)	(14,877)
Net increase (decrease) in net assets resulting from operations	(2,568,031)	2,702
Distributions to shareholders	(7,406)	(18,212)
Share transactions
Proceeds from sales of shares	23,748,137	226,690
Reinvestment of distributions	7,406	18,212
Cost of shares redeemed	(1,701,655)	(40,317)
Net increase (decrease) in net assets resulting from share transactions	22,053,888	204,585
Total increase (decrease) in net assets	19,478,451	189,075

Net Assets
Beginning of period	347,486	158,411
End of period	$19,825,937	$347,486

Other Information
Shares
Sold	2,265,562	18,191
Issued in reinvestment of distributions	695	1,423
Redeemed	(164,034)	(3,289)
Net increase (decrease)	2,102,223	16,325

Fidelity Flex® Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.35	.18	.23	.22	.17
Net realized and unrealized gain (loss)	(2.63)	.18 D	4.51	(1.15)	- E	.82
Total from investment operations	(2.46)	.53	4.69	(.92)	.22	.99
Distributions from net investment income	(.01)	(.29)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.21)	(.74)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.21) F	(1.03)	(.68)	(.75)	(.75)	(.33) F
Net asset value, end of period	$9.30	$11.97	$12.47	$8.46	$10.13	$10.66
Total Return G	(20.76)%	3.84%	56.63%	(10.24)%	2.56%	9.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Net investment income (loss)	3.34% K	2.77%	1.67%	2.30%	2.13%	2.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$19,826	$347	$158	$101	$113	$110
Portfolio turnover rate L	34% K	39%	18%	61%	20%	13% K

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	84,428	847,661
Fidelity Series Commodity Strategy Fund (a)	39,896	83,382
Fidelity Series Large Cap Growth Index Fund (a)	40,414	538,716
Fidelity Series Large Cap Stock Fund (a)	40,405	596,785
Fidelity Series Large Cap Value Index Fund (a)	89,914	1,143,705
Fidelity Series Small Cap Opportunities Fund (a)	26,639	287,169
Fidelity Series Value Discovery Fund (a)	30,718	422,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,393,041)		3,920,408

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	20,376	252,666
Fidelity Series Emerging Markets Fund (a)	15,891	115,049
Fidelity Series Emerging Markets Opportunities Fund (a)	71,266	1,034,790
Fidelity Series International Growth Fund (a)	39,629	508,044
Fidelity Series International Index Fund (a)	24,168	214,849
Fidelity Series International Small Cap Fund (a)	11,052	151,195
Fidelity Series International Value Fund (a)	59,447	510,647
Fidelity Series Overseas Fund (a)	53,816	512,863
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,823,798)		3,300,103

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,827	46,560
Fidelity Series Emerging Markets Debt Fund (a)	1,597	10,952
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	452	3,604
Fidelity Series Floating Rate High Income Fund (a)	1,011	8,796
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Long-Term Treasury Bond Index Fund (a)	90,203	538,513
Fidelity Series Real Estate Income Fund (a)	2,381	22,665
TOTAL BOND FUNDS (Cost $697,478)		631,124

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	60,837	60,837
Fidelity Series Short-Term Credit Fund (a)	140	1,324
Fidelity Series Treasury Bill Index Fund (a)	4,301	42,836
TOTAL SHORT-TERM FUNDS (Cost $104,997)		104,997

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,019,314)	7,956,632
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	7,956,633

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	329	47,441	232	-	(15)	(963)	46,560
Fidelity Series Blue Chip Growth Fund	35,135	1,003,034	75,836	28,741	(6,639)	(108,033)	847,661
Fidelity Series Canada Fund	10,833	295,412	15,057	-	(782)	(37,740)	252,666
Fidelity Series Commodity Strategy Fund	4,920	221,237	52,097	70,438	(68,181)	(22,497)	83,382
Fidelity Series Corporate Bond Fund	366	5,232	5,565	7	(33)	-	-
Fidelity Series Emerging Markets Debt Fund	1,670	18,473	7,819	220	(347)	(1,025)	10,952
Fidelity Series Emerging Markets Debt Local Currency Fund	547	6,155	2,819	-	(100)	(179)	3,604
Fidelity Series Emerging Markets Fund	4,644	135,557	5,174	-	(682)	(19,296)	115,049
Fidelity Series Emerging Markets Opportunities Fund	42,527	1,202,398	38,214	-	(5,685)	(166,236)	1,034,790
Fidelity Series Floating Rate High Income Fund	327	9,022	326	157	(11)	(216)	8,796
Fidelity Series Government Bond Index Fund	530	8,203	8,759	5	24	2	-
Fidelity Series Government Money Market Fund 3.00%	-	60,837	-	-	-	-	60,837
Fidelity Series High Income Fund	1,990	9,416	11,364	25	(104)	62	-
Fidelity Series International Credit Fund	39	1	-	1	-	(6)	34
Fidelity Series International Developed Markets Bond Index Fund	-	524	513	-	(11)	-	-
Fidelity Series International Growth Fund	21,662	604,506	46,497	-	(2,915)	(68,712)	508,044
Fidelity Series International Index Fund	9,201	250,219	8,022	-	(514)	(36,035)	214,849
Fidelity Series International Small Cap Fund	6,754	176,570	6,926	-	(787)	(24,416)	151,195
Fidelity Series International Value Fund	21,872	606,570	20,406	-	(1,512)	(95,877)	510,647
Fidelity Series Investment Grade Bond Fund	559	8,492	9,047	9	(5)	1	-
Fidelity Series Investment Grade Securitized Fund	380	5,566	5,963	4	16	1	-
Fidelity Series Large Cap Growth Index Fund	22,158	607,829	42,454	3,432	(1,775)	(47,042)	538,716
Fidelity Series Large Cap Stock Fund	24,697	721,517	44,204	33,643	(3,720)	(101,505)	596,785
Fidelity Series Large Cap Value Index Fund	47,316	1,310,702	77,692	-	(5,161)	(131,460)	1,143,705
Fidelity Series Long-Term Treasury Bond Index Fund	17,660	622,929	37,425	4,602	(4,528)	(60,123)	538,513
Fidelity Series Overseas Fund	21,778	611,677	41,925	-	(2,267)	(76,400)	512,863
Fidelity Series Real Estate Income Fund	1,071	31,104	6,333	1,365	(578)	(2,599)	22,665
Fidelity Series Short-Term Credit Fund	-	1,324	-	-	-	-	1,324
Fidelity Series Small Cap Opportunities Fund	11,884	333,091	21,194	13,108	(1,708)	(34,904)	287,169
Fidelity Series Treasury Bill Index Fund	-	42,836	-	7	-	-	42,836
Fidelity Series Value Discovery Fund	17,481	484,944	36,383	-	(2,568)	(40,484)	422,990
	328,330	9,442,818	628,246	155,764	(110,588)	(1,075,682)	7,956,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,920,408	3,920,408	-	-

International Equity Funds	3,300,103	3,300,103	-	-

Bond Funds	631,124	631,124	-	-

Short-Term Funds	104,997	104,997	-	-
Total Investments in Securities:	7,956,632	7,956,632	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $9,019,314)		7,956,632
Total Investment in Securities (cost $9,019,314)			$7,956,632
Receivable for investments sold			85,052
Receivable for fund shares sold			45,185
Total assets			8,086,869
Liabilities
Payable for investments purchased		128,820
Payable for fund shares redeemed		1,416
Total Liabilities			130,236
Net Assets			$7,956,633
Net Assets consist of:
Paid in capital			$8,977,209
Total accumulated earnings (loss)			(1,020,576)
Net Assets			$7,956,633
Net Asset Value , offering price and redemption price per share ($7,956,633 ÷ 863,621 shares)			$9.21

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$87,231
Expenses
Independent trustees' fees and expenses	6
Total Expenses		6
Net Investment income (loss)		87,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(110,588)
Capital gain distributions from underlying funds:
Affiliated issuers	68,533
Total net realized gain (loss)		(42,055)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,075,682)
Total change in net unrealized appreciation (depreciation)		(1,075,682)
Net gain (loss)		(1,117,737)
Net increase (decrease) in net assets resulting from operations		$(1,030,512)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,225	$5,613
Net realized gain (loss)	(42,055)	11,785
Change in net unrealized appreciation (depreciation)	(1,075,682)	(13,622)
Net increase (decrease) in net assets resulting from operations	(1,030,512)	3,776
Distributions to shareholders	(6,648)	(17,646)
Share transactions
Proceeds from sales of shares	9,134,363	192,631
Reinvestment of distributions	6,648	17,646
Cost of shares redeemed	(475,547)	(26,471)
Net increase (decrease) in net assets resulting from share transactions	8,665,464	183,806
Total increase (decrease) in net assets	7,628,304	169,936

Net Assets
Beginning of period	328,329	158,393
End of period	$7,956,633	$328,329

Other Information
Shares
Sold	881,715	15,744
Issued in reinvestment of distributions	630	1,388
Redeemed	(46,424)	(2,144)
Net increase (decrease)	835,921	14,988

Fidelity Flex® Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.36	.18	.23	.22	.17
Net realized and unrealized gain (loss)	(2.60)	.18 D	4.51	(1.15)	- E	.82
Total from investment operations	(2.43)	.54	4.69	(.92)	.22	.99
Distributions from net investment income	- E	(.34)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.21)	(.81)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.21)	(1.15)	(.69) F	(.75)	(.75)	(.33) F
Net asset value, end of period	$9.21	$11.85	$12.46	$8.46	$10.13	$10.66
Total Return G	(20.74)%	3.84%	56.58%	(10.24)%	2.55%	9.89%
Ratios to Average Net Assets C,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	-% K
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	-% K
Net investment income (loss)	3.36% K	2.81%	1.67%	2.30%	2.13%	2.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$7,957	$328	$158	$101	$113	$110
Portfolio turnover rate L	25% K	31%	19%	62%	20%	13% K

A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.3
83.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,150	152,110
Fidelity Series Commodity Strategy Fund (a)	7,153	14,950
Fidelity Series Large Cap Growth Index Fund (a)	7,252	96,671
Fidelity Series Large Cap Stock Fund (a)	7,251	107,090
Fidelity Series Large Cap Value Index Fund (a)	16,134	205,230
Fidelity Series Small Cap Opportunities Fund (a)	4,780	51,530
Fidelity Series Value Discovery Fund (a)	5,512	75,903
TOTAL DOMESTIC EQUITY FUNDS (Cost $792,750)		703,484

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,656	45,336
Fidelity Series Emerging Markets Fund (a)	2,851	20,644
Fidelity Series Emerging Markets Opportunities Fund (a)	12,788	185,679
Fidelity Series International Growth Fund (a)	7,111	91,158
Fidelity Series International Index Fund (a)	4,336	38,549
Fidelity Series International Small Cap Fund (a)	1,983	27,126
Fidelity Series International Value Fund (a)	10,666	91,624
Fidelity Series Overseas Fund (a)	9,656	92,020
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $690,899)		592,136

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,045	8,353
Fidelity Series Emerging Markets Debt Fund (a)	287	1,966
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	81	647
Fidelity Series Floating Rate High Income Fund (a)	181	1,575
Fidelity Series International Credit Fund (a)	3	27
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,187	96,634
Fidelity Series Real Estate Income Fund (a)	426	4,059
TOTAL BOND FUNDS (Cost $127,562)		113,261

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	19	19
Fidelity Series Government Money Market Fund 3.00% (a)(c)	10,864	10,864
Fidelity Series Short-Term Credit Fund (a)	25	239
Fidelity Series Treasury Bill Index Fund (a)	773	7,699
TOTAL SHORT-TERM FUNDS (Cost $18,821)		18,821

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,630,032)	1,427,702
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,427,702

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	302	8,263	26	-	(1)	(185)	8,353
Fidelity Series Blue Chip Growth Fund	32,246	155,137	7,875	4,998	(2,680)	(24,718)	152,110
Fidelity Series Canada Fund	9,935	44,418	2,020	-	(157)	(6,840)	45,336
Fidelity Series Commodity Strategy Fund	4,514	35,119	9,640	12,250	(11,377)	(3,666)	14,950
Fidelity Series Corporate Bond Fund	331	764	1,075	2	(20)	-	-
Fidelity Series Emerging Markets Debt Fund	1,523	2,670	1,920	48	(256)	(51)	1,966
Fidelity Series Emerging Markets Debt Local Currency Fund	500	885	673	-	(67)	2	647
Fidelity Series Emerging Markets Fund	4,252	20,472	423	-	(149)	(3,508)	20,644
Fidelity Series Emerging Markets Opportunities Fund	39,007	181,430	3,097	-	(1,278)	(30,383)	185,679
Fidelity Series Floating Rate High Income Fund	300	1,381	61	28	(1)	(44)	1,575
Fidelity Series Government Bond Index Fund	481	1,208	1,680	2	(11)	2	-
Fidelity Series Government Money Market Fund 3.00%	-	10,864	-	-	-	-	10,864
Fidelity Series High Income Fund	1,827	1,205	2,959	18	(122)	49	-
Fidelity Series International Credit Fund	32	-	-	-	-	(5)	27
Fidelity Series International Developed Markets Bond Index Fund	-	68	67	-	(1)	-	-
Fidelity Series International Growth Fund	19,870	91,146	5,072	-	(765)	(14,021)	91,158
Fidelity Series International Index Fund	8,437	37,687	731	-	(96)	(6,748)	38,549
Fidelity Series International Small Cap Fund	6,196	26,355	489	-	(125)	(4,811)	27,126
Fidelity Series International Value Fund	20,061	90,403	1,822	-	(137)	(16,881)	91,624
Fidelity Series Investment Grade Bond Fund	508	1,250	1,740	3	(19)	1	-
Fidelity Series Investment Grade Securitized Fund	343	814	1,151	1	(7)	1	-
Fidelity Series Large Cap Growth Index Fund	20,337	93,697	4,513	499	(679)	(12,171)	96,671
Fidelity Series Large Cap Stock Fund	22,667	108,968	5,112	5,383	(696)	(18,737)	107,090
Fidelity Series Large Cap Value Index Fund	43,427	196,455	7,970	-	(841)	(25,841)	205,230
Fidelity Series Long-Term Treasury Bond Index Fund	16,173	98,258	4,690	810	(920)	(12,187)	96,634
Fidelity Series Overseas Fund	19,976	92,285	4,372	-	(921)	(14,948)	92,020
Fidelity Series Real Estate Income Fund	1,054	4,791	1,189	244	(123)	(474)	4,059
Fidelity Series Short-Term Credit Fund	-	239	-	-	-	-	239
Fidelity Series Small Cap Opportunities Fund	10,907	50,384	2,164	2,280	(335)	(7,262)	51,530
Fidelity Series Treasury Bill Index Fund	-	7,699	-	1	-	-	7,699
Fidelity Series Value Discovery Fund	16,044	72,486	4,395	-	(488)	(7,744)	75,903
	301,250	1,436,801	76,926	26,567	(22,272)	(211,170)	1,427,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	703,484	703,484	-	-

International Equity Funds	592,136	592,136	-	-

Bond Funds	113,261	113,261	-	-

Short-Term Funds	18,821	18,821	-	-
Total Investments in Securities:	1,427,702	1,427,702	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Fidelity Central Funds (cost $19)		19
Other affiliated issuers (cost $1,630,013)		1,427,683
Total Investment in Securities (cost $1,630,032)			$1,427,702
Receivable for investments sold			11,799
Receivable for fund shares sold			12,635
Total assets			1,452,136
Liabilities
Payable for investments purchased		24,209
Payable for fund shares redeemed		225
Total Liabilities			24,434
Net Assets			$1,427,702
Net Assets consist of:
Paid in capital			$1,628,700
Total accumulated earnings (loss)			(200,998)
Net Assets			$1,427,702
Net Asset Value , offering price and redemption price per share ($1,427,702 ÷ 154,352 shares)			$9.25

Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,093
Expenses
Independent trustees' fees and expenses	1
Total Expenses		1
Net Investment income (loss)		15,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(22,272)
Capital gain distributions from underlying funds:
Affiliated issuers	11,474
Total net realized gain (loss)		(10,798)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(211,170)
Total change in net unrealized appreciation (depreciation)		(211,170)
Net gain (loss)		(221,968)
Net increase (decrease) in net assets resulting from operations		$(206,876)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,092	$5,237
Net realized gain (loss)	(10,798)	10,742
Change in net unrealized appreciation (depreciation)	(211,170)	(13,838)
Net increase (decrease) in net assets resulting from operations	(206,876)	2,141
Distributions to shareholders	(6,419)	(15,925)
Share transactions
Proceeds from sales of shares	1,401,628	189,639
Reinvestment of distributions	6,419	15,925
Cost of shares redeemed	(68,318)	(26,623)
Net increase (decrease) in net assets resulting from share transactions	1,339,729	178,941
Total increase (decrease) in net assets	1,126,434	165,157

Net Assets
Beginning of period	301,268	136,111
End of period	$1,427,702	$301,268

Other Information
Shares
Sold	135,171	15,261
Issued in reinvestment of distributions	606	1,247
Redeemed	(6,699)	(2,151)
Net increase (decrease)	129,078	14,357

Fidelity Flex® Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.35	.18	.22
Net realized and unrealized gain (loss)	(2.60)	.19 D	4.51	(1.46)
Total from investment operations	(2.44)	.54	4.69	(1.24)
Distributions from net investment income	(.01)	(.32)	(.18)	(.22)
Distributions from net realized gain	(.22)	(.76)	(.45)	(.12)
Total distributions	(.23)	(1.09) E	(.64) E	(.34)
Net asset value, end of period	$9.25	$11.92	$12.47	$8.42
Total Return F	(20.75)%	3.86%	56.66%	(13.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-% J
Net investment income (loss)	3.20% J	2.78%	1.67%	2.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,428	$301	$136	$87
Portfolio turnover rate K	17% J	31%	19%	208% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or ETFs and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$ 3,122,473	$ 647	$ (234,430)	$ (233,783)
Fidelity Flex Freedom Blend 2005 Fund	3,753,697	740	(280,556)	(279,816)
Fidelity Flex Freedom Blend 2010 Fund	6,869,390	1,022	(563,335)	(562,313)
Fidelity Flex Freedom Blend 2015 Fund	15,381,633	1,512	(1,421,580)	(1,420,068)
Fidelity Flex Freedom Blend 2020 Fund	50,791,940	1,933	(5,306,281)	(5,304,348)
Fidelity Flex Freedom Blend 2025 Fund	77,140,453	2,249	(8,176,456)	(8,174,207)
Fidelity Flex Freedom Blend 2030 Fund	88,180,370	2,405	(9,669,312)	(9,666,907)
Fidelity Flex Freedom Blend 2035 Fund	83,274,946	3,052	(9,742,475)	(9,739,423)
Fidelity Flex Freedom Blend 2040 Fund	61,556,684	3,464	(7,779,080)	(7,775,616)
Fidelity Flex Freedom Blend 2045 Fund	57,340,152	3,479	(7,285,793)	(7,282,314)
Fidelity Flex Freedom Blend 2050 Fund	41,358,124	3,441	(5,275,563)	(5,272,122)
Fidelity Flex Freedom Blend 2055 Fund	22,710,005	3,435	(2,887,466)	(2,884,031)
Fidelity Flex Freedom Blend 2060 Fund	9,108,037	3,415	(1,154,820)	(1,151,405)
Fidelity Flex Freedom Blend 2065 Fund	1,650,174	2,825	(225,297)	(222,472)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	3,188,100	211,610
Fidelity Flex Freedom Blend 2005 Fund	4,210,630	575,223
Fidelity Flex Freedom Blend 2010 Fund	10,247,321	3,430,061
Fidelity Flex Freedom Blend 2015 Fund	19,381,624	4,095,459
Fidelity Flex Freedom Blend 2020 Fund	60,769,063	10,010,893
Fidelity Flex Freedom Blend 2025 Fund	97,728,191	20,449,521
Fidelity Flex Freedom Blend 2030 Fund	100,589,274	13,052,113
Fidelity Flex Freedom Blend 2035 Fund	95,350,235	12,785,338
Fidelity Flex Freedom Blend 2040 Fund	67,041,316	6,132,016
Fidelity Flex Freedom Blend 2045 Fund	64,939,426	8,258,450
Fidelity Flex Freedom Blend 2050 Fund	45,182,366	4,335,524
Fidelity Flex Freedom Blend 2055 Fund	24,601,127	2,151,716
Fidelity Flex Freedom Blend 2060 Fund	9,442,818	628,246
Fidelity Flex Freedom Blend 2065 Fund	1,436,801	76,926
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	2,954	93
Fidelity Flex Freedom Blend 2005 Fund	2,465	78
Fidelity Flex Freedom Blend 2010 Fund	2,086	64
Fidelity Flex Freedom Blend 2015 Fund	2,189	64
Fidelity Flex Freedom Blend 2020 Fund	5,664	64
Fidelity Flex Freedom Blend 2025 Fund	4,136	92
Fidelity Flex Freedom Blend 2030 Fund	7,347	(43)

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	8,733	643
Fidelity Flex Freedom Blend 2005 Fund	7,726	626
Fidelity Flex Freedom Blend 2010 Fund	6,905	549
Fidelity Flex Freedom Blend 2015 Fund	6,973	440
Fidelity Flex Freedom Blend 2020 Fund	7,628	209
Fidelity Flex Freedom Blend 2025 Fund	8,365	117
Fidelity Flex Freedom Blend 2030 Fund	11,262	(137)
Fidelity Flex Freedom Blend 2035 Fund	4,968	120
Fidelity Flex Freedom Blend 2040 Fund	2,702	62
Fidelity Flex Freedom Blend 2045 Fund	4,145	103
Fidelity Flex Freedom Blend 2050 Fund	3,850	77
Fidelity Flex Freedom Blend 2055 Fund	1,816	85
Fidelity Flex Freedom Blend 2060 Fund	1,707	89
Fidelity Flex Freedom Blend 2065 Fund	1,598	71
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Fidelity Flex® Freedom Blend Income Fund	-%- D
Actual		$ 1,000	$ 897.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2005 Fund	-%- D
Actual		$ 1,000	$ 892.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2010 Fund	-%- D
Actual		$ 1,000	$ 874.50	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2015 Fund	-%- D
Actual		$ 1,000	$ 855.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2020 Fund	-%- D
Actual		$ 1,000	$ 837.30	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2025 Fund	-%- D
Actual		$ 1,000	$ 827.80	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2030 Fund	-%- D
Actual		$ 1,000	$ 823.50	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2035 Fund	-%- D
Actual		$ 1,000	$ 807.80	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2040 Fund	-%- D
Actual		$ 1,000	$ 794.30	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2045 Fund	-%- D
Actual		$ 1,000	$ 792.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2050 Fund	-%- D
Actual		$ 1,000	$ 791.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2055 Fund	-%- D
Actual		$ 1,000	$ 792.40	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2060 Fund	-%- D
Actual		$ 1,000	$ 792.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Fidelity Flex® Freedom Blend 2065 Fund	-%- D
Actual		$ 1,000	$ 792.50	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the funds' Advisory Contracts as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that the funds are available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.

Economies of Scale. The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

1.9884227.105
XFC-SANN-1122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022